'33 Act File No. 033-42180
'40 Act File No. 811-05311

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 40	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 65	☑
(Check appropriate box or boxes)

NATIONWIDE VLI SEPARATE ACCOUNT-2
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President Corporate Governance and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2012

It is proposed that this filing will become effective (check appropriate box):
☐           Immediately upon filing pursuant to paragraph (b)
☑           On May 1, 2012 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On [Date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Best of America ® FPVUL

Financial Horizons Life Insurance FPVUL

Individual Flexible Premium Variable Universal Life Insurance Policies

Issued By

Nationwide Life Insurance Company

Through

Nationwide VLI Separate Account-2

The date of this prospectus is May 1, 2012 .

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex.  This prospectus is designed to provide you with information about the policy that will assist you when making your decision whether or not to purchase the policy.  We encourage you to take time to understand the policy, its potential benefits and risks.  In consultation with your financial advisor, you should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies.

Please read this entire prospectus, and the policy, and consult with a trusted financial advisor.   Please contact our Service Center to review a copy of the policy and any Riders or endorsements.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.  This prospectus is not an offering in any jurisdiction where such offering may not be lawfully made.  Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.   To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make a service or transaction requests, please contact us using any of the methods described in the "Contacting the Service Center" section of this prospectus.

This policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

The purpose of this policy is to provide life insurance protection for the beneficiary you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interest.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial advisor.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents	Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Variable Universal Life Insurance and the Policy	4
In Summary: Fee Tables	5
The Policy	9
Policy Owner
The Beneficiaries
To Purchase
Coverage
Coverage Effective Date
Temporary Insurance Coverage
Right To Cancel (Examination Right)
To Change Coverage
Sub-Account Transfers
Fixed Account Transfers
Contacting the Service Center
To Exchange
To Terminate (Surrender)
To Assign
Proceeds Upon Maturity
Reminders, Reports and Illustrations
Errors or Misstatements
Incontestability
If We Modify the Policy
Riders	15
Accidental Death Benefit Rider
Base Insured Term Rider
Change of Insured Rider
Children's Insurance Rider
Guaranteed Minimum Death Benefit Rider
Spouse Life Insurance Rider
Waiver of Monthly Deductions Rider
Premium	17
Initial Premium
Subsequent Premiums
Charges	18
Sales Load
Premium Taxes
Surrender Charges
Partial Surrender Fee
Short-Term Trading Fees
Cost of Insurance
Mortality and Expense Risk
Administrative
Increase Charge
Policy Loan Interest
Children's Insurance Rider
Change of Insured Rider
Spouse Life Insurance Rider
Accidental Death Benefit Rider
Based Insured Term Rider
Waiver of Monthly Deductions Rider
Guaranteed Minimum Death Benefit Rider
Reduction of Charges
A Note on Charges
Information on Underlying Mutual Fund Payments

Table of Contents (continued)	Page
To Allocate Net Premium and Sub-Account Valuation	24
The Fixed Investment Option
Variable Investment Options
Allocation of Net Premium and Cash Value
When Accumulation Units are Valued
How Investment Experience is Determined
Cash Value
Dollar Cost Averaging
Automated Income Monitor
The Death Benefit	29
Calculation of the Death Benefit Proceeds
Death Benefit Options
The Minimum Required Death Benefit
Changes in the Death Benefit Option
Suicide
Surrenders	30
Full Surrender
Partial Surrender
Reduction of Specified Amount on a Partial Surrender
Income Tax Withholding
Policy Loans	32
Loan Amount and Interest
Collateral and Interest
Repayment
Net Effect of Policy Loans
Lapse	33
Grace Period
Reinstatement
Taxes	33
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
Surrendering the Policy; Maturity
Additional Medicare Tax
Sale of a Life Insurance Policy
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Business Uses of the Policy
Withholding and Tax Reporting
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Taxes and the Value of Your Policy
Tax Changes
Nationwide Life Insurance Company	39
Nationwide VLI Separate Account-2	39
Organization, Registration and Operation
Addition, Deletion, or Substitution Of Mutual Funds
Voting Rights
Legal Proceedings	41
Financial Statements	43
Appendix A: Sub-Account Information	44
Appendix B: Definitions	57
Appendix C: Illustrations of Surrender Charges	59

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage.  We will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while your policy is In Force.  The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.

Choice of Death Benefit Options

✓	Option One is the greater of the Specified Amount or the minimum required Death Benefit under federal tax law.

✓	Option Two is the greater of the Specified Amount plus the Cash Value or the minimum required Death Benefit under federal tax law.

For more information see , "The Death Benefit".

Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time.  For more information see , "Proceeds Upon Maturity".

Coverage Flexibility

Subject to conditions, you may choose to:

✓      Change the Death Benefit option;

✓      Increase or decrease the Specified Amount;

✓      Change your beneficiaries; and

✓      Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option"; "To Change Coverage"; "The Beneficiaries"; and "To Assign".

Access to Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

✓
Take a policy loan of an amount no greater than 90% of your Cash Surrender Value, less any surrender charges and interest due on the next anniversary of the Policy Date.  The minimum amount is $200.  For more information, see "Policy Loans".

✓      Take a partial surrender of no less than $500.  For more information see , "Partial Surrender".

✓
Surrender the policy at any time while the policy is In Force .  The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any outstanding Indebtedness, surrender charges and policy Indebtedness or other Indebtedness.  You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit.  For more information see , "Full Surrender" and "Proceeds Upon Maturity".

Premium Flexibility

While we would like you to select a premium payment plan, you will not be required to make your Premium payments accordingly.  Within limits, you may vary the frequency and amount, and you might even be able to skip a Premium payment.  For more information see , "Premium".

Investment Options

You may choose to allocate your Premiums after charges to a fixed or variable investment options in any proportion:

✓	The fixed investment option will earn interest daily at an annual effective rate of at least 4%.

✓
The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products.  Nationwide VLI Separate Account-2 contains one Sub-Account for each of the mutual funds offered in the policy.  Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.

For more information, see "Appendix A: Sub-Account Information" and "To Allocate Net Premium And Sub-Account Valuation".

Transfers Between and Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Accounts within limits.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  For more information see , "Sub-Account Portfolio Transfers," and " Contacting the Service Center ".  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.  For more information see , "Dollar Cost Averaging".

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings.  This is known as tax deferral.  Also, your beneficiary generally will not have to include the Proceeds as taxable income.  For more information see , "Taxes".  Unlike other variable insurance products Nationwide offers, these Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the death of the Insured.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.  Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide.  Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment.  For more information see , "To Assign".

Examination Right

For a limited time, you may cancel the policy and receive a refund.  For more information see , "Right To Cancel (Examination Right)   ".

Riders

You may purchase any of the available Riders to suit your needs.  Availability will vary by state, and there may be an additional charge.

✓	Accidental Death Benefit Rider

✓	Base Insured Term Rider

✓	Change of Insured Rider

✓	Children's Insurance Rider

✓	Guaranteed Minimum Death Benefit Rider

✓	Spouse Life Insurance Rider

✓	Waiver of Monthly Deductions Rider

For more information see , "Riders".

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

Unfavorable Investment Experience

The variable investment options to which you have chosen to allocate net Premium may not generate a sufficient, let alone a positive return, after the deductions for policy and Sub-Account portfolio charges.  Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen Premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage, sooner than might have been foreseen, and, potentially, even without value.

Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return.  A partial surrender will proportionately reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios.  Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment.  There will always be a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender could, and a policy loan would, decrease the policy's Death Benefit, depending on how the Death Benefit option relates to the policy's Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract that is not a modified endowment contract.  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the " Taxes " provision. For detailed information regarding tax treatment of modified endowment contracts, please see the " Periodic Withdrawals, Non-Periodic Withdrawals and Loans " section of the " Taxes " provision. Consult a qualified tax advisor on all tax matters involving your policy.

The P roceeds of a life insurance contract are includible in the insured's gross estate for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the insured, or (b) the insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy.  For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the insured may have with respect to the economic benefits in the policy, such as the power to change the beneficiary, surrender or cancel the policy, assign (or revoke the assignment of) the policy, pledge the policy for a loan, obtain a loan against the surrender value of the contract, etc.  Consult a qualified tax advisor on all tax matters involving your policy.

Fixed Account Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year.  After the first year, we will only honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous transfer .  We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

Sub-Account Portfolio Limitations

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the underlying mutual funds' ability to pursue stated investment objectives.  This disruption to the Sub-Account may result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees.  For more information see , "Sub-Account Portfolio Transfers", " Contacting the Service Center ", and "Short-Term Trading Fees".  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Sub-Account Portfolio Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus.  You should read the mutual fund's prospectus carefully before investing.  Free copies of each mutual fund's prospectus may be obtained by contacting our Service Center .

In Summary: Variable Universal Life Insurance and the Policy

Variable Universal Life Insurance, in general, may be important to you in two ways.

✓	It will provide economic protection to a beneficiary.

✓	It may build Cash Value.

Why would you want to purchase this type of life insurance?  How will you allocate the Net Premium among the variable and the fixed investment options?  Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar, but also different, to universal life insurance.

✓	You will pay Premiums for life insurance coverage on the Insured.

✓	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the policy is In Force .

✓	The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different than universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen (and the fixed account).  Also, that its Cash Value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insured's death, here is a basic overview.  (But please read the remainder of this prospectus for the details.)

✓	At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insured's age and sex; the underwriting class; any Substandard Ratings; the Specified Amount; the Death Benefit option; and the choice of any Riders.

✓	At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

✓	You will then be able to allocate the Premium net of transaction fees, or net Premium, between and among fixed and variable investment options.

✓	From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and our sales and administrative costs.

✓	You may be able to vary the timing and amount of Premium payments.

So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

✓	After the first year from the Policy Date, you may request to increase or decrease the policy's Specified Amount.

This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate any increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

✓	The policy will pay a Death Benefit to the beneficiary. You have a choice of 1 of 2 options.

As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

✓	Prior to the Insured's death, you may withdraw all or a portion (after the first year from the Policy Date) of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and policy loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy Lapsing.  There also could be adverse tax consequences.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Cash Value between investment options.

For more information, see "Charges".

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load1	Upon Making A Premium Payment	Maximum Guaranteed	Currently2
$25	$25
Per $1,000 Of Premium Payment
Premium Taxes1	Upon Making A Premium Payment	$35 Per $1,000 Of Premium Payment
Surrender Charges3, 4 Representative - For An Age 35 Male Non-Tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Upon Surrender Or Policy Lapse	Minimum5	Maximum6	Representative7
$357	$19,298	$1,704
Proportionately From The Policy's Cash Value
Illustration Charge8	Upon Requesting An Illustration	Maximum Guaranteed	Currently
$25	$0
Partial Surrender Fee	Upon A Partial Surrender	Maximum Guaranteed9	Currently
$25	$0
From The Policy's Available Cash Value
Short-Term Trading Fee10	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	1% of the amount transferred from the Sub-Account within 60 days of allocation to that Sub-Account

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance11 Representative - For An Age 35 Male Non-Tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Monthly	Minimum	Maximum	Representative12
		$.05	$83.33	$0.11
Per $1,000 Of Net Amount At Risk - Proportionately From Your Chosen Variable And Fixed Investment Options
Flat Extra13	Monthly	Maximum
$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses (Continued)
Mortality And Expense Risk14	Daily based on annualized rate	Maximum Guaranteed
$8.00 Per $1,000 Of Variable Cash Value
Proportionately From Your Chosen Variable Investment Options
Administrative15	Monthly	Maximum Guaranteed	Currently
		$25	$12.50
Proportionately From Your Chosen Variable And Fixed Investment Options
Increase Charge	Monthly16	Maximum Guaranteed
$0.17 per $1,000 of Specified Amount Increase
Proportionately From Your Chosen Variable And Fixed Investment Options
Policy Loan Interest17	Annually	Current and Maximum Guaranteed $60 per $1,000 of outstanding policy loan

Periodic Charges For Riders
Optional Charge18	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Accidental Death Benefit Rider19 Representative - For An Age 35 Male Non-Tobacco Preferred With An Accidental Death Benefit Of $100,000	Monthly	Minimum	Maximum	Representative
		$0.05	$0.75	$0.06
Per $1,000 Of Accidental Death Benefit - Proportionately From Your Chosen Variable And Fixed Investment Options
Base Insured Term Rider19 Representative - For An Age 35 Male Non-Tobacco Preferred With Base Specified Amount of $250,000 and Additional Death Benefit Of $250,000	Monthly	Minimum	Maximum	Representative
		$0.02	$83.33	$0.03
Per $1,000 Of Additional Protection - Proportionately From Your Chosen Variable And Fixed Investment Options
Children's Insurance Rider	Monthly	Maximum Guaranteed
$0.43 Per $1,000 of Rider Specified Amount
Proportionately From Your Chosen Variable And Fixed Investment Options
Guaranteed Minimum Death Benefit Rider20	Monthly	Maximum Guaranteed
$0.01 Per $1,000 of Rider Specified Amount
Proportionately From Your Chosen Variable and Fixed Investment Options

Periodic Charges For Riders (Continued)
Spouse Life Insurance Rider21 Representative Spouse - For An Age 35 Female Non-Tobacco With A Spouse Life Specified Amount Of $100,000	Monthly	Minimum	Maximum	Representative
		$0.10	$10.23	$0.15
		Per $1,000 Of Spouse Death Benefit - Proportionately From Your Chosen Variable And Fixed Investment Options
Waiver of Monthly Deductions Rider19 Representative - For An Age 35 Male Non-Tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Monthly	Minimum	Maximum	Representative
		$85	$855	$85
		Per $1,000 Of Deduction Waiver Benefit - Proportionately From Your Chosen Variable and Fixed Investment Options

The next item shows the minimum and maximum total operating expenses, as of December 31, 2011 , charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Sub-Account portfolio's fees and expenses is contained in the prospectus for the mutual fund that corresponds to the Sub-Account portfolio.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	2.53%

1 We deduct one charge composed of the sales load and premium taxes.  On the Policy Data Page, we call the combined charge a Premium Load.

2 Currently, the sales load is reduced to $5 per $1,000 of Premium payment on any portion of the annual Premium in excess of the break point Premium, as shown on the Policy Data Page.

3 A surrender charge will apply if you surrender the policy in the first nine years, or lapse the policy.  We will calculate a separate surrender charge based on the Specified Amount, and each increase in the Specified Amount, which, when added together, will amount to your surrender charge.  For more information see , "Surrender Charges".

4 To be able to present dollar amounts of this charge here, for a full surrender occurring in the first year from the Policy Date, we assume an aggregate first year Premium in excess of the surrender target premium.  The surrender target premium is an assumed Premium payment amount we use in calculating the surrender charge.  The surrender charge is based on the lesser of the surrender target premium and the Premiums you pay in the first year from the Policy Date.  The surrender target premium varies by: the Insured's sex; age (when the policy was issued); underwriting class and the Specified Amount (and any increases).  The surrender charge for decreases in the Specified Amount will be a fraction of the charge for a full surrender.

5 The amount is based on a female who is age 18 and is a non-tobacco user.  We assume a policy with a Specified Amount of $500,000 and Death Benefit Option One.  The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

6 The amount is based on a male who is age 75 or older and uses tobacco (representing our greatest underwriting risk).  We assume a policy with a Specified Amount of $500,000 and Death Benefit Option One.  The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

7 This amount may not be representative of your cost.  Ask for an illustration, or see the Policy Data Page for more information on your cost.

8 If we begin to charge for illustrations, you will be expected to pay the charge in cash directly to us at the time of your request.  This charge will not be deducted from the policy's Cash Value.

9 The maximum charge is the lesser of $25 or 2% of the dollar amount of the partial surrender.

10 Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account (see "Appendix A: Sub-Account Information" and "Short-Term Trading Fees").

11 This charge varies by: the Insured's sex; age; underwriting class; any Substandard Ratings; how long the policy has been In Force, and the Specified Amount.

12 This amount may not be representative of your cost.  Ask for an illustration, or see the Policy Data Page for more information on your cost.

13  The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Rider Cost of Insurance Charge.  It is only applicable if certain factors result in an Insured having a Substandard Rating  (see "Cost of Insurance").

14 After the ninth policy year, the Mortality and Expense Risk Charge continues to be $8.00 per $1,000 of variable Cash Value on the first $25,000 of Cash Value, but only $5.00 per $1,000 on additional variable Cash Value.

15 After the first policy year the monthly maximum guaranteed Administrative charge is $7.50, and the current amount deducted on a monthly basis is $5.

16 The increase charge will be deducted upon a request to increase the Specified Amount and on a monthly basis for twelve months after the increase.

17 We charge 6% interest per annum on outstanding loans, which accrues daily and becomes due and payable at the end of the year from the Policy Date, or we add it to your outstanding Indebtedness.  In addition to the interest we assess against loans, we also credit interest on the amount of Cash Value held as collateral or security for the loan.  This results in a net cost to you for loans (see "Policy Loans" and "Collateral and Interest").

18 Rider charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date and we will not pro-rate the monthly fee should the Rider terminate before the beginning of the next month.  The amounts presented here may not be representative of your cost.  Ask for an illustration, or see the Policy Data Page, for more information on your cost.

19 This charge varies by policy based on individual characteristics of the person being insured.

20 The charge for this Rider is not assessed during the first three policy years.

21 This charge varies by: the spouse's sex; age; underwriting class; any Substandard Ratings; and the Specified Amount of the Rider.

The Policy

The policy is a legal contract between you and us.  Any change must be in writing, signed by our president and corporate secretary, and attached to or endorsed on the policy.  This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.  You may exercise all policy rights and options while the policy is In Force .  You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an insured between the ages of 0 and 80 (although these ages may vary in your state).  It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy.  The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; Policy Data Pages; and the application, including any supplemental application.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations.  We will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent polices described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

Policy Owner

The policy belongs to the owner named in the application.  You may also name a contingent owner.  A contingent owner will become the owner if the owner dies before any Proceeds become payable.  Otherwise, ownership will pass to the owner's estate, if the owner is not the Insured.  To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).  You may name different owners or contingent owners (so long as the Policy is In Force ) by submitting your written request to our Service Center .  However, this change will not affect any payment made or action taken by Nationwide before it was received.  Nationwide may require that the policy be submitted for endorsement before making a change.  There may be adverse tax consequences (see "Taxes").

Policy Owner Rights.  Subject to our approval, the policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:

•	Changing the policy owner, contingent owner, and beneficiary;

•	Assigning, exchanging, and/or converting the policy;

•	Requesting transfers, policy loans, and partial surrenders or a complete surrender; and

•	Changing insurance coverage such as Death Benefit option changes, adding or removing riders, and/or increasing or decreasing the Specified Amount.

These rights are explained in greater detail throughout this prospectus.

The Beneficiaries

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the Insured's death.  So long as the Policy is In Force , you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and direct us to distribute Proceeds other than as described below.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries.  We will pay multiple primary beneficiaries in equal shares, unless otherwise provided.  A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable.  You may name more than one contingent beneficiary.  We will also pay multiple contingent beneficiaries in equal shares.  If no named beneficiary survives the Insured, the Proceeds will be paid to the owner or the owner's estate.  To change or add beneficiaries, you must contact our Service Center .  The change will not affect any payment we made, or action we took, before we recorded the change.

To Purchase

To purchase the policy, you must submit a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  We can provide you with the details of our underwriting standards.   We reserve the right to reject any application for any reason permitted by law.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

The minimum initial Specified Amount in most states is $50,000 ($100,000 in Pennsylvania and New Jersey).  We reserve the right to modify the minimum Specified Amount on a prospective basis to newly issued policies at any.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application, and the proposed Insured is alive and in the same condition of health as described in the application.  However, full insurance coverage will take effect only after you have paid the minimum initial Premium.  We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Coverage Effective Date

Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page.  For a change in the Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after we have approved your request.  It will end upon the Insured's death, once we begin to pay the Proceeds, or when the policy matures.  Coverage will also end if the policy Lapses.

Temporary Insurance Coverage

Upon payment of the initial Premium, temporary insurance may be provided.  Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment to our Service Center or to an authorized representative.  The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit option and any Riders, for purposes of this policy.  During this time, we will deposit your initial Premium payment into an interest-bearing checking account.  Temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted).  If we issue the policy, what we do with the net Premium depends on the right to examine law of the state in which you live (see "Right to Cancel (Examination Right)").  Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial Premium, and delivery of the policy while the Insured is still living.

Right To Cancel (Examination Right)

For a limited time, commonly referred to as the "free look" period, you may cancel the policy and receive a refund.  The free look period expires ten days after you receive the policy or longer if required by state law.

If you decide to cancel the policy during the free look period, return the policy to the sales representative who sold it, or to us at our Service Center , along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  If we do not receive your policy at our Service Center by the close of business on the date the free-look period expires, you will not be permitted to cancel your policy free of charge.  If the policy is canceled, we will treat the policy as if it was never issued.

Within seven days of a cancellation request, we will refund the amount prescribed by law.  Depending upon the law in the state or territory where the policy is issued, the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.

If the policy was issued in a state or territory that requires us to refund the initial Premium payment, we allocate initial net Premium to the fixed account as instructed, but hold all of the initial net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free look period expires.  At the expiration of the free look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.

If the policy was issued in a state or territory that requires us to refund the Cash Value, we will allocate all of the initial net Premium to the designated Sub-Accounts and fixed account based upon the allocation instructions in effect at the time, at the price next determined.

To Change Coverage

After the first year from the Policy Date, you may request to change the Specified Amount; however, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least three months.  Changes to the Specified Amount will alter the Death Benefit (see "Changes In The Death Benefit Option").  You may request to increase the Specified Amount, by at least $10,000, which will increase the Net Amount At Risk.  Because the cost of insurance charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will also cause the policy's cost of insurance charge to increase.  As a result, there will be a corresponding increase in the periodic charges we deduct from the policy's Cash Value.  An additional Surrender Charge schedule will also apply whenever you increase the base Policy Specified Amount.  An increase in the Specified Amount may cause an increase to the amount of subsequent Premium payments needed to keep the policy from lapsing (see "Lapse").

You may request to decrease the Specified Amount.  We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent.  Then we will decrease the initial Specified Amount.  However, we will deny a request which would reduce the amount of your coverage below the minimum initial Specified Amount or that would disqualify the policy as a contract for life insurance (see "To Purchase " ).

To change the Specified Amount, you must submit your written request to us at our Service Center .  You must provide us with evidence of insurability that satisfies our underwriting standards.  The Insured must be 80 or younger.  Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request.  We reserve the right to limit the number of changes to one each year from the Policy Date.

Sub-Account Transfers

We will determine the amount you have available for transfers among the Sub-Accounts in Accumulation Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account invests.  The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. EST).  An Accumulation Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Accumulation Unit value will reflect the deduction for any transaction fees and periodic charges (see "In Summary: Fee Tables" and "How Investment Experience Is Determined").  Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.  Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner.  The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	The dilution of the value of the investors' interests in the mutual fund;

•
Mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	Increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted.  Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Redemption Fees.  Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event.  A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or 1 Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in 1 calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
1.they have been identified as engaging in harmful trading practices; and
2.if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in 1 calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in 1 calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.

Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1 (see "Other Restrictions" below).

Managers of Multiple Contracts.  Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisors will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account within 60 days of the date of allocation to the Sub-Account.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the amount transferred.  We will remit all such fees to the underlying mutual fund.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	Request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

2)	Request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

3)
  Instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy's Maturity Date, you may make transfers involving the fixed account.  These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date.  Also, you may not make more than 1 transfer every 12 months.

On transfers to the fixed account, we may not permit you to transfer over 25% of your variable Cash Value as of the close of business of the prior Valuation Period.

On transfers from the fixed account, we may not permit you to transfer over 25% of your fixed account Cash Value as of the end of the previous policy year (subject to state restrictions).

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182835, Columbus, Ohio 43218-2835

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

We reserve the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Period they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to us.  If a request is not in good order, we will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  We reserve the right to process any transaction request sent to a location other than the Service Center on the Valuation Period it is received at the Service Center.

We may be required to provide information about your policy to government regulators.  If mandated under applicable law, we may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

We will use reasonable procedures to confirm that instructions are genuine and we will not be liable for following instructions that we reasonably determined to be genuine.  We may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or ours, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although we have taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

To Exchange

You have an exchange right under the policy.  At any time within the first 24 months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability.  Afterwards, you may also surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured's life, but subject to evidence of insurability that satisfies our underwriting standards.

The new policy may be one of our available individual flexible premium adjustable life insurance policies.  It may not have a greater Death Benefit than that of this policy immediately prior to the exchange date.  It will have the same Specified Amount, Policy Date, and issue age.  We will base Premiums on our rates in effect for the same sex, Attained Age and premium class of the Insured on the exchange date.  You may transfer Indebtedness to the new policy.

You must make your request on our official forms to our Service Center .  The policy must be In Force and not in a Grace Period.  You must pay a surrender charge.  The exchange may have tax consequences (see "Exchanging the Policy For Another Life Insurance Policy").  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.

To Terminate (Surrender)

You have the right to terminate the policy, or you may surrender the policy for its Cash Surrender Value.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, upon surrender the excess will be included in your income for federal tax purposes (see "Surrendering the Policy; Maturity").  The Cash Surrender Value will be reduced by the outstanding amount of a policy loan (see "Policy Loans").

To Assign

You may assign any rights under the policy while the policy is In Force , subject to our approval.  If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing, signed, and recorded at our Service Center before it will become effective.  Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide.  Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment.  Your assignment will be subject to any outstanding policy loans, policy liens, garnishments, court orders, or any previous assignments (see "Policy Loans").

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date we will pay you the Proceeds which will equal the policy's Cash Value, less any Indebtedness.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Service Center .  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary.  During this time, you will still be able to request partial surrenders.  The Maturity Date extension will either be for the policy value, or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy).  It is your choice, and, in any event, your policy will be endorsed so that:

•      No changes to the Specified Amount will be allowed;

•      No additional Premium payments will be allowed;

•      100% of the policy value will be transferred to the fixed account;

•	To extend for the Cash Value, your policy's Death Benefit will become the Cash Value, irrespective of your previous Death Benefit option choice; and

•
The monthly policy expense charges and administrative charges will no longer be deducted from the Cash Value since the Death Benefit will be equal to the Cash Value.  The cost of insurance charges after that time will be zero.

The primary purpose of Maturity Date extension is to continue the life insurance coverage and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken (see, "Surrendering the Policy; Maturity").

Assuming you have no outstanding Indebtedness on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the proceeds at maturity.

The Maturity Date will not be extended, however, beyond when the policy would fail the definition of life insurance under the Code (see "The Death Benefit").

Reminders, Reports and Illustrations

On request, we will send you scheduled Premium payment reminders and transaction confirmations.  We will also send you annual reports that show:

•	The Specified Amount

•	The current Cash Value

•	Minimum monthly Premiums

•	The Cash Surrender Value

•	Premiums paid

•	Outstanding Indebtedness

•	All charges since the last report.

You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send these reminders and reports to the address you provide on the application, or to another you may specify.  At any time after the first policy year, you may ask for an illustration of future benefits and values under the policy.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to your household, we will mail only one copy of each document, unless notified otherwise by you.  Household delivery will continue for the life of the policies.

A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting our Service Center .  We will reinstitute individual delivery within 30 days after receiving such notification.

Errors or Misstatements

If you make an error or misstatement in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount At Risk at the time of the Insured's death by the ratio of the monthly cost of insurance applied at the true age and sex in the policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death.  We will then add this adjusted amount that reflects the true age and sex of the Insured to the Cash Value of the policy at the Insured's death.  The Cash Value will also be adjusted to reflect the cost of insurance charges based on the Insured's correct age and sex from the Policy Date.

Incontestability

Unless prohibited by state law, w e will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such an increase after it has been In Force during the Insured's lifetime for two years from its effective date.

The incontestability period in some states may be less than 2 years.

If We Modify the Policy

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

Riders are available for you to purchase to design the policy to meet your specific needs.  You may purchase any of them simultaneously.  Once the policy is In Force, to add a Rider, we may require further evidence of insurability.  You will be charged for a Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Service Center (see "In Summary: Fee Tables" and "Charges").

Accidental Death Benefit Rider

Subject to our underwriting approval, you may purchase this Rider at any time.  The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death.  The benefit continues until the Insured reaches Attained Age 70.  You will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit, or you decide you no longer need the benefit and let us know in writing at our Service Center .  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.

Base Insured Term Rider

Subject to our underwriting approval, this Rider is available when the policy is In Force.  The benefit is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen.  You may renew coverage annually until the Insured reaches Attained Age 95, when this Rider's term expires.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Before deciding whether to purchase the Rider it is important for you to know that when you purchase the Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time.  There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require higher Premium when compared to not purchasing the Rider at all.  You need to know that when the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).

Change of Insured Rider

You may elect this Rider for no charge at any time.  You may change the Insured for a new Insured, subject to insurability and other conditions.  The costs and benefits under the policy after the change will be based on, and could change with, the underwriting classification and characteristics of the new Insured, but this Rider's benefit will have no impact on the policy's Death Benefit.

Children's Insurance Rider

Subject to our underwriting approval, you may purchase term life insurance on any of the Insured's children at any time.  Before an expiration date, the policy pays a benefit to the named beneficiary upon the insured child's death.  As long as the policy is In Force, the insurance coverage for each child will continue until the earlier of: 1) the anniversary of the policy on or after the date that the child turns age 22; or 2) the anniversary of the policy on or after the date that the Insured turns age 65.

Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability.  You will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Service Center .  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.

Guaranteed Minimum Death Benefit Rider

This Rider is only available when you purchase the policy and has no loan value or Cash Surrender Value.  The purpose of this Rider is to keep the death benefit In Force and to prevent the policy from lapsing.  The benefit is a death benefit payable to the beneficiary you designate, less any outstanding Indebtedness and any withdrawals.

There is no charge for this Rider during the first three policy years.  In the first month of the third Policy year, this charge will begin and after the third Policy year, this Rider ensures that the base Policy will remain In Force even if the Cash Surrender Value is zero or less, as long as: 1) the Rider is In Force; 2) the Insured is alive; and 3) you have met the annual Rider Minimum Premium requirement.  The annual Rider Minimum Premium is shown on the Policy Data Page and is based on the issue age, sex, Specified Amount, Death Benefit option and underwriting class of the Insured.

On each policy anniversary, we will determine if the Rider Minimum Premium requirement has been met.  This requirement shall be met if the sum of all previous Premium payments under the policy, less any partial withdrawals and existing policy Indebtedness is greater than or equal to the sum of the annual Rider Minimum Premiums for the previous policy years.  If this requirement is met, the policy is guaranteed to remain In Force during the next policy year, provided there are no new loans or partial withdrawals.  If this requirement is not met, we will notify you of the Premium payments required in order to continue benefits under this Rider.  A Grace Period of 61 days will be provided and if the required Premiums are not received during this Grace Period, the Rider will terminate without value.  During this Grace Period, the Rider charge will still apply.  During any policy year when benefits are being paid under the Waiver of Monthly Deduction Rider, the annual Rider Minimum Premium that policy year will be equal to zero.

Spouse Life Insurance Rider

Subject to our underwriting approval, you may purchase this Rider at any time.  The benefit is a death benefit payable to the beneficiary you designate upon the Insured's spouse's death; otherwise, the benefit is payable to the Insured.  The benefit continues until the anniversary of the Rider on or next following the year in which the Insured's spouse turns age 70, or the policy matures, whichever is earlier.  You will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or until you decide you no longer need the benefit and let us know in writing at our Service Center .  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.  This Rider has a conversion right. The Insured's spouse may exchange this Rider's benefit for a level premium, level benefit plan of whole life insurance, subject to limitations.

Waiver of Monthly Deductions Rider

Subject to our underwriting approval, you may purchase this Rider at any time so long as the policy is In Force and it is before the Policy Date on or following when the Insured reaches age 65.  If an Insured becomes disabled, as defined in this Rider, for 6 consecutive months within the first 3 years from the Policy Date, the benefit is a credit to your policy in an amount necessary to keep the policy In Force.  The benefit for subsequent years, however, is a waiver of your policy's monthly charges.  For example, if you become totally disabled for 6 consecutive months, 2 years and 8 months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force.  After that, the Rider's benefit would be a waiver of your policy's monthly charges.

Note:  This Rider's benefit alone may not be sufficient to keep your policy from Lapsing.  Therefore, you may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid.  However, while the Rider's benefit is being paid, it will cost you less on a monthly basis to keep the policy In Force.

How long the benefit lasts depends on the Insured's age when total disability begins.  Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65).  Between ages 60 and 63, the benefit continues until the Insured turns age 65.  From age 63, the benefit lasts only for 2 years.

Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Premium

This policy does not require a scheduled payment of Premium to keep it In Force.  The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.  Upon request, we will furnish Premium receipts.

Initial Premium

The amount of your initial Premium will depend on the initial Specified Amount of insurance, the Death Benefit option, and any Riders you select.  Generally, the higher the required initial Specified Amount, the higher the initial Premium will be.  Similarly, because Death Benefit Option Two provides for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Option Two may require a higher amount of initial Premium.  Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy.  In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not still living.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within 2 business days thereafter.

You may pay the initial Premium to our Service Center or to our authorized representative.  The initial Premium payment must be at least $50, equal to the minimum monthly Premium.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.  Allocation of initial net Premium will be determined by the right to examine law of the state or territory where the policy is issued (see "Right to Cancel (Examination Right)").

Subsequent Premiums

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•
During the first 3 policy years, the total Premium payments, less any outstanding Indebtedness, less any partial surrender fee, must be greater than or equal to the minimum Premium requirement in order to guarantee that the policy will remain In Force.

•	After the first 3 policy years, each Premium payment must be at least equal to the minimum monthly Premium.

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.

•
We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.  As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment contract status.  We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy.

•
We may require that outstanding Indebtedness be repaid prior to accepting any additional Premium payments.  Some, but not all, of the situations when we might exercise this right include when interest rates are low, when your policy loans exceed 90% of the Cash Value of your Sub-Account allocations, or when a Premium payment may alter the character of the policy for tax purposes (see "Lapse").  We will let you know in advance.

•
We will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page.  If you decide to make a subsequent Premium payment, you must send it to our Service Center .

Charges

Please read and consider the following in conjunction with the fee tables and accompanying footnotes (see "In Summary: Fee Tables").  Also, see your policy, including the Policy Data Page and the Riders, for more information.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume.  Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and premium taxes.  We will deduct all other charges from the policy's Cash Value (rather than a Premium payment), in proportion to the balances of your variable Cash Value, and fixed account Cash Value.  These charges are assessed by redeeming Accumulation Units.  The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.   We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolio.   We will transfer the loan interest charge from your investment options to the loan account.  We take the monthly periodic charges in advance and we will not pro-rate any monthly Rider charge should the Rider terminate before the beginning of the next month.

There are also operating charges associated with the Sub-Account portfolios.  While you will not pay them directly, they will affect the value of the assets in the Sub-Accounts.  On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV.  (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Accumulation Units.)  In addition, some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to that Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  For more information on the operating charges and short-term trading fees assessed by the mutual funds held by the Sub-Account portfolios, please see the prospectus for the mutual fund and "Short-Term Trading Fees" in this prospectus.

Sales Load

This charge compensates us for our sales expenses.  The sales load portion of the Premium Load charge is guaranteed not to exceed $25 per $1,000 of Premium and covers our sales expenses.  Currently, this charge is equal to $25 per $1,000 of Premium up to the break point Premium, and $5 per $1,000 of Premium in excess of the break point Premium.  The break point Premium is shown in the Policy Data Page.  Sales load is assessed each time a Premium payment is submitted.  We may earn a profit from this charge.

Premium Taxes

The premium taxes portion of the Premium Load charge is $35 per $1,000 of Premium and reimburses us for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%).  This amount is an estimated amount.  If the actual tax liability is more or less, we will not adjust the charge retroactively, so we may profit from it.

Surrender Charges

A surrender charge will apply if you surrender the policy during the first 9 years from the Policy Date, lapse the policy, or request a decrease in the Specified Amount.  Surrender charges compensate us for policy underwriting and sales expenses.  The charge will be deducted proportionally from the Cash Value in each Sub-Account and the fixed account.  The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the Specified Amount.  We may earn a profit from this charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial Specified Amount for policies which are issued on a standard basis (see Appendix C for specific examples).

Initial Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$7.776	$7.521	$8.369	$7.818
35	$8.817	$8.398	$9.811	$8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641

Initial Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$5.776	$5.521	$6.369	$5.818
35	$6.817	$6.398	$7.811	$6.891
45	$9.691	$8.896	$11.387	$9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix C).  Ask for an illustration or see the Policy Data Page for more information on your cost.

The surrender charge amount decreases over time and we will deduct the surrender charge based on the following schedule:

Policy year calculated from the Policy Date or effective date of Specified Amount increase:	Surrender Charge as a Percentage of Initial Surrender Charge
0	100%
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9 and After	0%

There are two components to the surrender charge: the underwriting component and the sales component.  The underwriting component is based upon the Insured’s age when the policy is issued and covers costs associated with underwriting.  The sales expense component, which is based on and varies by the Insured’s sex, age when the policy is issued, and underwriting class, covers sales expenses including processing applications, conducting medical exams, determining insurability (and the Insured’s underwriting class), and establishing policy records.  Additional information can be found in the Statement of Additional Information which can be requested, free of charge, by contacting our Service Center .

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not invoked the Waiver of Monthly Deductions Rider.

We may impose a new surrender charge on the policy received in the exchange.

Partial Surrender Fee

You may request a partial surrender after the first year from the Policy Date while the policy is In Force.  We may charge a partial surrender fee to compensate us for the administrative costs in calculating and generating the surrender amount.  The maximum fee is the lesser of $25 or 2% of the dollar amount of the partial surrender.  However, currently, there is no charge for a partial surrender.  The Cash Value available for a partial surrender is subject to any outstanding Indebtedness.

Short-Term Trading Fees

Some mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the mutual fund (and policy owners with interests allocated in the mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any short-term trading fee assessed by any mutual fund available in conjunction with the policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees.  Please refer to the prospectus for each Sub-Account portfolio for more detailed information.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, see "Appendix A: Sub-Account Information".

If a short-term trading fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the short-term trading fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the fee from that policy owner's Sub-Account value.  All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

Transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	Scheduled and systematic transfers, such as Dollar Cost Averaging;

•	Policy loans or surrenders; or

•	Payment of the death benefit proceeds upon the Insured's death.

New share classes of currently available mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of short-term trading fees.  When these new share classes are added, new Premium payments and exchange reallocations to the mutual funds in question may be limited to the new share class.

Cost of Insurance

The cost of insurance charge compensates us for underwriting insurance protection.  The cost of insurance charge is the product of the Net Amount At Risk and the cost of insurance rate.

We base the cost of insurance rate on our expectations as to future mortality and expense experience.  The cost of insurance rate will vary by: the Insured's sex; age; underwriting class; any Substandard Ratings; how long the policy has been In Force, and the Specified Amount.  There will be a separate cost of insurance rate for the initial Specified Amount and any increases.  The cost of insurance rates will never be greater than those shown on the Policy Data Page that we send you when we issue the policy.

Flat Extras and Substandard Ratings. As part of our underwriting process, we may inquire about the occupation and activities of the Insured.  If the activities or occupation of an Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating.  If this is the case, we may add an additional component to the cost of insurance charge called a "Flat Extra."  The Flat Extra accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured.  The Flat Extra is a component of the total cost of insurance charge, so if applied it will be deducted from the policy's Cash Value on the Policy Date and the monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra is applied, it is shown in the Policy Data Pages.  In no event will the Flat Extra result in the cost of insurance charge exceeding the maximum charge listed in the fee table of this prospectus.

We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, and any Substandard Ratings, on whom policies with the same Specified Amount have been In Force for the same length of time.  The change could increase your cost of insurance charge, which, accordingly, would decrease your policy's Cash Value, and the converse is true, too.  In contrast, you could cause your cost of insurance charge to decrease with a request to reduce the Specified Amount that also reduces the Net Amount At Risk.

There will be a separate cost of insurance rate for the initial Specified Amount and any Specified Amount increase.  An increase in the Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.  An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the Policy.

The rate class of an Insured may affect the cost of insurance rate.  Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical poli c y, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.  Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals.  Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged that are medically underwritten.

Mortality and Expense Risk

Though the maximum guaranteed mortality and expense risk charge is higher, currently, we deduct this charge on a daily basis according to the following schedule.  During the first through ninth year from the Policy Date, the annualized charge is $8.00 per $1,000 of Cash Value.  After the ninth year, this annualized charge is $8.00 per $1,000 on the first $25,000 of Cash Value and $5.00 per $1,000 of additional Cash Value.  This charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it.  The mortality risk is that the Insured does not live as long as expected.  The expense risk is that the costs of issuing and administering the policy are more than expected.

Administrative

Currently, we deduct $12.50 per month through the first year from the Policy Date for the administrative charge.  The maximum guaranteed administrative charge is $25 per month in the first policy year.  Thereafter, we currently deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month.  This charge reimburses us for the costs of maintaining the policy, including for accounting and record-keeping.

Increase Charge

The increase charge is deducted proportionally from the Cash Value in the Sub-Accounts and the fixed account when the policy owner requests an increase in the Specified Amount.  It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales.  The underwriting and administration component is equal to $1.50 per year per $1,000 of increase.  The sales component is equal to $0.54 per year per $1,000 of increase.  Together, the maximum charge totals $2.04 per year ($0.17 per month).

Policy Loan Interest

We will charge interest on the amount of an outstanding policy loan, at the rate of 6.0% per annum, which will have accrued daily and become due and payable at the end of the year from the Policy Date.  If left unpaid, we will add it to the loan amount.  As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account, on which interest will accrue and be credited daily.  During years 2 through 14 from the Policy Date, the current interest crediting rate is 5.1%.  Thereafter, the current interest crediting rate is 6.0% per annum for all loans (guaranteed minimum of 4.0%).  Accordingly, your net cost for an ordinary loan during years 1 through 14 from the Policy Date is 0.9% per annum currently.  Thereafter, there is no cost (a net cost of 0 ) for a loan currently.  For more information, see "Collateral and Interest".

Children's Insurance Rider

The charge for this Rider compensates us for providing term insurance on the life of each child of the Insured.  We will charge for the Rider so long as the policy is In Force and the Rider is in effect.  The cost will remain the same, even if you request to change the number of children covered under the Rider.  However, we may decline your request to add another child based on our underwriting standards.

Change of Insured Rider

There is no charge for this Rider and you may elect it at any time.  The costs and benefits under the policy after the change will be based on, and could change with the underwriting classification and characteristics of the new Insured, but this Rider's benefit will have no impact on the policy's Specified Amount.

Spouse Life Insurance Rider

The charge for this Rider compensates us for providing term insurance on the life of the Insured's spouse.  The charge is the product of the Specified Amount of this Rider and the spouse life insurance cost of insurance rate.  We base the spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured's spouse.  The spouse life insurance cost of insurance rate will vary by: the spouse's sex; Attained Age; underwriting class; any Substandard Ratings; and Specified Amount of the Rider.

Accidental Death Benefit Rider

The charge for this Rider compensates us for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed.  The charge is the product of the Specified Amount of this Rider and the accidental death benefit cost of insurance rate.  We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death.  The accidental death benefit cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; and any Substandard Ratings.

Base Insured Term Rider

The charge for this Rider compensates us for providing term life insurance on the Insured.  The charge is the product of the Specified Amount of this Rider and the additional protection cost of insurance rate.  We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality.  The additional protection cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; any Substandard Ratings; and the Rider Specified Amount.

Waiver of Monthly Deductions Rider

The charge for this Rider compensates us for waiving monthly charges (excluding this Rider's charge) upon the Insured's total disability, as defined in this Rider, for 6 consecutive months.  However, during the first 3 years from the Policy Date, we will instead credit your policy with the minimum monthly Premium payment due during the Insured's total disability.  The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate.  We base the deduction waiver cost rate on our expectations as to the likelihood of the Insured's total disability for 6 consecutive months.  The deduction waiver cost rate varies by: the Insured's sex; Attained Age; underwriting class; and any Substandard Ratings.

Guaranteed Minimum Death Benefit Rider

There is no charge for this Rider during the first 3 policy years.  The charge subsequently assessed compensates us for guaranteeing the minimum Death Benefit.  The Rider charge does not vary by insured.

Reduction of Charges

In addition to sales to individuals, the policy may be purchased by corporations and other entities.  Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs.

We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different Insureds; the total Premium we expect to receive; total Cash Value of commonly owned policies; the nature of the relationship among individual Insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be In Force; and any other circumstances which are rationally related to the expected reduction in expenses.

We may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges.  If you have questions about whether your policy is eligible for reduction of any charges, please consult with your registered representative for more specific information.  Your registered representative can answer your questions and where appropriate can provide you with illustrations demonstrating the impact of any reduced charges for which you may be eligible.

We may change both the extent and the nature of the reductions.  We make the reductions in charges in a way that is not unfairly discriminatory to policy owners and reflects the differences in costs of services we provide.

Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex.  The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women unless the purchaser is an entity and requests that we use sex non-distinct tables.  Thus the policies generally provide different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional, and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances, and marketing allowances.  We refer to these expenses collectively as "total compensation."

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned Cash Value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of Premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (and not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates.  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
  Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in underlying mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2011 , the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.6 0% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that we and our affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

To Allocate Net Premium And Sub-Account Valuation

When you apply for the policy, you choose how your net Premium will be allocated among the available Sub-Accounts once the free look period expires (see "Right to Cancel (Examination Right)").

The Fixed Investment Option

The fixed investment option is not registered as a security under the Securities Act of 1933 ("1933 Act") nor is our general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act").  The fixed investment option is not subject to the provisions or restrictions of the 1933 Act or 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the fixed investment option.

The net Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account.  The general account contains all of our assets other than those in the separate accounts and backs the fixed investment option.  These assets are subject to our general liabilities from business operations.  The general account is used to support our insurance and annuity obligations.  Any amounts in excess of the separate account liabilities are deposited into our general account.  We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the Policy Data Page.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying rates we set.

Interest rates are set at the beginning of each calendar quarter.  You may receive a different interest rate depending on the rates in effect when you purchase the policy.  The rate may also vary for net Premiums versus a transfer of Accumulation Units from a Sub-Account.  In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO).  Interest we credit to the fixed investment option may not increase the Cash Surrender Value enough to cover the policy's charges.  If not, the policy may Lapse (see "Lapse").

It is important to remember any guaranteed benefits or interest crediting associated with the fixed account is subject to our claims paying ability.

Variable Investment Options

Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC.  This registration does not involve the SEC's supervision of the management or investment practices or policies of these mutual funds.

Underlying mutual funds in the separate account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their policy.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates, may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account's assets are held separately from the assets of the other Sub-Account, and each Sub-Account has investment objectives and policies that are different from those of the other Sub-Account.  Thus, each Sub-Account operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the Investment Experience of any other Sub-Account.

The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below.  For a complete list of the available Sub-Accounts, see "Appendix A: Sub-Account Information."  Appendix A also contains information about the underlying mutual fund a Sub-Account invests in, including its investment objective, advisor, and sub-advisor, if applicable.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust

Allocation of Net Premium and Cash Value

We allocate your net Premium payments to Sub-Accounts or the fixed account per your instructions.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  You must specify your net Premium payments in whole percentages.  The sum of allocations must equal 100%.

You may change the allocation of net Premiums or may transfer Cash Value from one Sub-Account to another.  Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.  Net Premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Fixed Account Transfers").

When Accumulation Units are Valued

We account for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units.  The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We use each underlying mutual fund's NAV per share to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV.  This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units.  See, the "How Investment Experience is Determined" section below for a description of how the number of Accumulation Units representing a policy owner's interest is determined and how they are priced.

Accumulation Units are priced as of the New York Stock Exchange's ("NYSE") close of business, normally 4:00 p.m. EST, on each day that it is open.  We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction submitted on a day when the NYSE is closed or after it has closed for the day, will not be priced until the close of business on the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

•	New Year's Day

•	Martin Luther King, Jr. Day

•	Presidents' Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving

•	Christmas

In addition, we will not price Accumulation Units if:

•	trading on the NYSE is restricted;

•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist.  Any transaction you try to effect when we are closed will not happen until the next day the NYSE and we are both open for business.

We will process transactions we receive after the close of the NYSE on the next Valuation Period that the NYSE is open.

How Investment Experience is Determined

A policy owner's variable Cash Value is based on their allocations to the Sub-Accounts. Sub-Account allocations are accounted for in Accumulation Units.  A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units they own.  The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account.   The number of Accumulation Units you own in a Sub-Account will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with new Premium and loan repayments.

Initially, we set the Accumulation Unit value at $10 for each Sub-Account.  Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a "net investment factor" , as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the net investment factor for any Valuation Period by dividing 1) by 2) and subtracting 3) from the result where:

1)	is the sum of:

a)	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period;

b)	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

c)
  a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account;

2)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period; and

3)
is a factor representing the daily mortality and expense risk charge.  This factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account.  Each policy anniversary starting on the 10th, the mortality and expense risk charge is reduced to an annualized rate of 0.50% of the daily net assets of the separate account if the Cash Surrender Value is $25,000 or more each anniversary.  For policies issued in New York, the charge is reduced regardless of the Cash Surrender Value on each anniversary.

Cash Value

The policy has a Cash Value.  There is no guaranteed Cash Value.  Rather, it will be based on the values, and vary with the Investment Experience of the Sub-Accounts to which you have allocated net Premium, as well as the values of, and any daily crediting of interest to, the policy loan (if you have taken a policy loan) and fixed account.  It will also vary because we deduct the policy's periodic charges from the Cash Value.  So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period.  We will determine the Cash Value at least monthly.  To determine the number of Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Accumulation Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Accumulation Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy's Cash Value will be reduced by the surrendered amount.  Similarly, when we assess charges or deductions, a number of Accumulation Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value.  We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the policy loan and fixed account will be credited interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page.  For there to be Cash Value in the policy loan account, you must have taken a policy loan.  We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter.  Upon request, we will inform you of the current applicable rates for each account (see "The Fixed Investment Option").

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date you request or, if that date has passed or no date is specified, then at the end of the Valuation Period during which we receive your request.

Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time.  The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.  There is no charge for Dollar Cost Averaging and it does not count as a transfer event.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account and the following Sub-Accounts:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class R

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

These funds may or may not be available depending on when you purchased this policy (see "Appendix A: Sub-Account Information").

Dollar Cost Averaging transfers may not be directed to the fixed account.  We will continue to process transfers until there is no more value left in the fixed account or the originating subaccount (s).  You may also instruct us to stop the transfers by contacting our Service Center .  If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.

We do not assure the success of these strategies; success depends on market trends.  We cannot guarantee that Dollar Cost Averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do so.

Automated Income Monitor

Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost.  This program is only available to policies that are not Modified Endowment Contracts.

Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of their policy.  The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans.  Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood your policy will lapse.  Before requesting the Automated Income Monitor program, please consult with your financial and tax advisors.

You can obtain an Automated Income Monitor election form by contacting your registered representative or our Service Center .  At the time of application for a program, we will provide you with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value and Death Benefit.  You must submit this illustration along with your application.  Programs will commence at the beginning of the next monthly anniversary after we receive your election form and illustration.

On each policy anniversary thereafter we will provide an updated In Force illustration to assist you in determining whether to continue, modify, or discontinue an elected program based on your goals.  You may request modification or termination of a program at any time by written request.

Your program will be based on your policy's Cash Surrender Value at the time of election, and each succeeding p olicy anniversary , and the following elections:

1.	Payment type:

a.
 Fixed Amount:  If you elect payments of a fixed amount, the amount you receive will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and your policy's Investment Experience; or

b.
Fixed Duration:  If you elect payments for a fixed duration, the amount you receive during the first year will be based on the illustration assumptions below.  After the first year, the amount will vary based on the illustration assumptions below and policy Investment Experience to maintain the elected duration.

2.	Illustration assumptions:

a.	An assumed variable rate of return you specify from the available options stated in the election form;

b.
 Minimum Cash Surrender Value you target to have remaining on your policy's Maturity Date, or other date you specify.  This dollar amount is used to calculate available income.  It is not guaranteed to be the Cash Surrender Value on the specified date;

c.
You may also request a change of Death Benefit option from Death Benefit Option Two to Death Benefit Option One, or a decrease in Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and

d.	Payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.

Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option One, will result in larger projected payments or longer projected durations.  However, larger payments or longer duration may increase the likelihood your policy will lapse.

You are responsible for monitoring your policy to prevent lapse.  We will provide annual In Force illustrations based on your then current Cash Surrender Value and your elected illustration assumptions to assist you in planning and preventing lapse.  You may request modification or termination of a program at any time by written request.

Automated Income Monitor programs are subject to the following additional conditions:

1.	To prevent adverse tax consequences, you authorize us to make scheduled payments via policy loan when:

a.	Your policy's cost basis is reduced to zero;

b.	A partial surrender within the first 15 policy years would be a taxable event; or

c.	To prevent your policy from becoming a MEC (see "When the Policy is Life Insurance that is a Modified Endowment Contract").

Note:  Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans.  Refer to the "Partial Surrenders" and "Policy Loans" sections of this prospectus for additional information.

2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.

3.	Programs will terminate on the earliest of the following:

a.	Our receipt of your written request to terminate participation;

b.	At the time your policy enters a grace period or terminates for any reason;

c.	At the time of a requested partial surrender or policy loan outside the program;

d.	Upon a change of policy owner;

e.	For income based on a fixed duration, the end of the period you specify at the time of election;

f.	On any policy anniversary when your then current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption you specify;

g.	At any time the scheduled partial surrender or policy loan would cause your policy to fail to qualify as life insurance under Section 7702 of the Code, as amended; or

h.	Your policy's Maturity Date.

We will notify you upon termination of your Automated Income Monitor program due to one of the above events.  In addition, we may modify, suspend or discontinue Automated Income Monitor programs at any time.  We will notify you in writing 30 days before we do so.

The Death Benefit

Calculation of the Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Service Center proof that the Insured has died, as well as other customary information.  We will not dispute the payment of the Death Benefit after the policy has been In Force during the Insured's lifetime for two years from the Policy Date.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount.  The Death Benefit will depend on which option you have chosen and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and take into account any insurance provided by Riders, as well as outstanding Indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are two Death Benefit options under the policy.  You may choose one.

If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Option One

The Death Benefit will be the greater of the Specified Amount or the applicable percentage of Cash Value.  Under Option One, the amount of the Death Benefit will ordinarily not change for several years to reflect Investment Experience and may not change at all.  If Investment Experience is favorable, the amount of Death Benefit may increase.  To see how and when Investment Experience may begin to affect Death Benefits, please see the illustrations.

Option Two

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.

In connection with both Death Benefit options, the term "applicable percentage" means:

1)	250% when the Insured is Attained Age 40 or less at the beginning of a policy year; and

   2) When the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table" .

Applicable Percentage of Cash Value Table

Attained Age	Percentage of Cash Value	Attained Age	Percentage of Cash Value	Attained Age	Percentage of Cash Value
0-40	250%	60	130%	80	105%
41	243%	61	128%	81	105%
42	236%	62	126%	82	105%
43	229%	63	124%	83	105%
44	222%	64	122%	84	105%

45	215%	65	120%	85	105%
46	209%	66	119%	86	105%
47	203%	67	118%	87	105%
48	197%	68	117%	88	105%
49	191%	69	116%	89	105%

50	185%	70	115%	90	105%
51	178%	71	113%	91	104%
52	171%	72	111%	92	103%
53	164%	73	109%	93	102%
54	157%	74	107%	94	101%

55	150%	75	105%	95	101%
56	146%	76	105%
57	142%	77	105%
58	138%	78	105%
59	134%	79	105%

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment.  At the time we issue the policy, you irrevocably elect 1 of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	The cash value accumulation test; or

•	The guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, sex, and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Changes in the Death Benefit Option

After the first year from the Policy Date, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One.  We will permit only 1 change of Death Benefit option per policy year.  The effective date of a change will be the monthly anniversary date following the date we approve the change.

Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same.  The policy's charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change.  We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

If Option One is changed to Option Two, policy charges will decrease.  If Option Two is changed to Option One, policy charges will increase.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Suicide

If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness and any partial surrenders.  Similarly, if the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

The suicide period in some states may be less than 2 years.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the policy is In Force .  We calculate the Cash Surrender Value based on the policy's Cash Value.  To derive the Cash Surrender Value, we will deduct from the Cash Value any outstanding Indebtedness and the surrender charge.  The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Service Center .  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to 6 months.

Policy Restoration after a Full Surrender.  Prior to the Insured's death, we will permit restoration of a surrendered policy pursuant to the established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e. , use of the Proceeds from a surrendered policy to purchase a new policy).  Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges.

For additional information and a description of our current policy restoration requirements and procedures see the "Policy Restoration Procedure" section of the Statement of Additional Information to this prospectus .

Partial Surrender

You may request, in writing to our Service Center , a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for 1 year from the Policy Date.  Currently, we do not charge a surrender fee for partial surrenders.

Partial surrenders are permitted if they satisfy the following requirements:

1)	The minimum amount of any partial surrender is $ 500 ;

2)	Partial surrenders may not reduce the specified amount to less than $50,000;

3)	After a partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to 3 times the current monthly deduction if higher;

4)
Maximum total partial surrenders in any policy year are limited to 10% of the total net Premium payments applied to the policy.  Currently, this requirement is waived beginning in the 15th year if the Cash Surrender Value is $10,000 or more after the withdrawal; and

5)	After the partial surrender, the policy continues to qualify as life insurance under Section 7702 of the Code.

When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender.  Under Death Benefit Option One, the Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value.  In that case, a partial surrender will decrease the Specified Amount proportionally based on the applicable percentage of Cash Value by the amount the partial surrender exceeds the difference between the Death Benefit and Specified Amount.

Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy (see "Periodic Withdrawals, Non-Periodic Withdrawals and Loans").

Reduction of Specified Amount on a Partial Surrender

We will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts.  We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Accounts is insufficient to cover the amount of the partial surrender.

When you take a partial surrender, we will reduce the Specified Amount to ensure that the Net Amount At Risk does not increase.  Because your Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance.  The policy's charges going forward will be based on a new Specified Amount that will change the calculation of those charges.  Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

Any reduction we make to the Specified Amount will be made in the following order:

•	Against the most recent increase in the Specified Amount;

•	Against the next most recent increases in the Specified Amount in succession; and

•	Against the Specified Amount under the original application.

Income Tax Withholding

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax.  Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold.  If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.  Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

1)	the value each year of the life insurance protection provided;

2)	an amount equal to any employer-paid premiums; or

3)	some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Policy Loans

While the policy is In Force, you may take an advance of money from the Cash Value at any time after the first policy year using the policy as security.  We call this advance a policy loan.  You must make your request in writing to our Service Center .  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest

The minimum policy loan you may take is $200.  Maximum policy Indebtedness is limited to 90% of your Cash Value, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy Indebtedness is limited to 90% of the Cash Value in the Sub-Accounts and 100% of the Cash Value in the fixed account, less surrender charges and interest due on the next policy anniversary (see "Full Surrender").  We charge interest, at the maximum guaranteed rate of 6% per annum, on the amount of an outstanding loan, which will accrue daily and be payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured's death, a policy lapse, or a full surrender.  If left unpaid, we will add the interest to the loan amount.

Collateral and Interest

As collateral or security, we will transfer a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only make a transfer from the fixed investment option when sufficient amounts are not available in the Sub-Accounts.  The amount taken out of the separate account will not be affected by the separate account's Investment Experience while the loan is outstanding.

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years.  Your net cost for a loan in policy years 2 through 14 is 0.9% per annum.  Thereafter, there is no cost (i.e., a zero net cost) for a loan currently.  Nationwide guarantees the rate will never be lower than 4.0%.  Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer.  The earned interest is transferred from the policy loan account to the separate account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment.  The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime.  If left unpaid, we will add it to the loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.  While your policy loan is outstanding, we will continue to treat any payments that you make as a Premium payment, unless you provide written notice that they are to be applied as loan repayments.  We will apply all loan repayments to the Sub-Accounts according to the allocation instructions in effect at the time the payment is received, unless you indicate otherwise.

Net Effect of Policy Loans

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest.  In effect, we will net the loan amount interest rate against the interest crediting rate (see "In Summary: Fee Tables").   Nevertheless, keep in mind that the Cash Value we transferred to the loan account will neither be affected by the Investment Experience of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account.  Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.  Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly deduction of periodic charges.  There is a Grace Period before your policy will Lapse.  Also, you may reinstate a policy that has Lapsed, subject to conditions.

Grace Period

We will send you a notice when the Grace Period begins.  The notice will state an amount of Premium required to avoid Lapse that is equal to 4 times the current monthly deductions.  If you do not pay this Premium within 61 days, the policy and all Riders will Lapse.  The Grace Period will not alter the operation of the policy or the payment of Proceeds.

The policies will not Lapse during the first 3 policy years provided that on each monthly anniversary date 1) is greater than or equal to 2), where:

1)	is the sum of all Premiums paid to date minus any outstanding Indebtedness, minus any partial surrenders; and

2)	is the sum of monthly Premiums required since the Policy Date, including the monthly minimum Premium for the current monthly anniversary date.

If 1) is less than 2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to satisfy the minimum Premium requirement.  If sufficient Premium is not paid by the end of the Grace Period, the policy will Lapse without value.  In any event, the policy will not Lapse as long as there is a positive Cash Surrender Value.

Beginning with the fourth policy year, if the Cash Surrender Value on a monthly anniversary day is not sufficient to cover the current policy charges, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to cover the current policy charges due, plus an amount equal to 3 times the current monthly deduction.

Reinstatement

You may reinstate a Lapsed policy by:

•	Submitting a written request at any time within 3 years after the end of the Grace Period and prior to the Maturity Date; and

•	Providing further evidence of insurability we may require that is satisfactory to us; and

•	Paying an amount of Premium equal to the minimum monthly Premiums missed since the beginning of the Grace Period, if the policy terminated in the first 3 policy years; or

•	Paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period if the policy terminated in the fourth or later policy year; and

•	Paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement; and

•	Paying or reinstating any Indebtedness against the policy which existed at the end of the Grace Period.

At the same time, you may also reinstate any Riders, but subject to evidence of insurability satisfactory to us.

The effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:

•	The Cash Value at the end of the Grace Period; or

•	The surrender charge for the year from the Policy Date in which the policy was reinstated.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to the Sub-Accounts in effect at the start of the Grace Period will be reinstated, unless you provide otherwise.

Taxes

The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer (Estate, Gift and Generation Skipping Transfer) Tax es .  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount per recipient from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2011 and 2012, an estate of less than $5,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  After 2012, the size of estates that will not incur an estate tax is set to revert to $1 million.  However, it is possible that new tax legislation will be introduced and passed that may make further changes to the estate tax for 2013 and beyond.  Those changes could include changing the threshold at which an estate would pay a federal estate tax and changing the tax rates applicable to such estates.

Under prior law, which is expected to continue if an estate tax is reimposed, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone 2 or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.  As with the estate tax, the GSTT has been repealed for 2010; however, unless Congress acts to make that repeal permanent, the GSTT is scheduled to be reinstated on January 1, 201 3 at a rate of 4 5%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.

Federal Transfer Tax.  Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient's taxable income.  If you (whether or not you are the insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options, or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Based on the above, the policy should be treated as life insurance for federal income tax purposes.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals, loans, and premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract.  It is only with your written authorization that we will permit your policy to become a modified endowment contract .  Otherwise, we will reject the requested action and refund any Premium paid in excess of the modified endowment limits.

Depending on your circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below.  You should seek competent tax advice regarding the tax treatment of the addition of any rider to your policy, based on your individual facts and circumstances.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the "investment in the contract" (generally, the net premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the contract, and then from the income in the policy.  Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy; Maturity

A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences.  If the amount you receive (or are deemed to receive upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the contract to continue to  be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of (a) the taxpayer’s net investment income and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case). "Net investment income" is equal to the sum of (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply), (ii) other gross income derived from any business to which the tax applies, and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply, less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Sale of a Life Insurance Policy

If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income.  In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of, debt) over the owner’s basis in the policy.  The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.  The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner’s basis in the contract (the investment in the policy reduced by the cost of insurance previously paid out of the cash value).  Consequently, a sale may result in more gain than a surrender for the same amount.

Exchanging the Policy for Another Life Insurance Policy

Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full.  If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable.  Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Federal Estate Tax.  The death benefit is generally includible in the estate of the insured if either (a) the death benefit is paid to, or for the benefit of, the insured’s estate, or (b) at any time during the 3 year period ending with the insured’s death, the insured had an “incident of ownership” in the policy.  The regulations define an incident of ownership as any right of the insured or the estate of the insured to the economic benefits of the policy. Examples include the power to change the beneficiary, to surrender or cancel the policy, to assign the policy, to revoke an assignment, to pledge the policy for a loan, or to obtain from the insurer a loan against the surrender value of the policy.

Special federal income tax considerations for life insurance policies owned by employers.  Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that you will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I.  If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received.  If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.

Federal Transfer Taxes.  When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is 2 or more generations younger than the insured, the death benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.

If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds (see "Taxation of Death Benefits").

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy (see "Taxation of Death Benefits", "Special federal income tax considerations for life insurance policies owned by employers", and "Business Uses of the Policy").

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.

Withholding and Tax Reporting

Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;

•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; and/or

•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate, and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax advisor with respect to the tax treatment of this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Tax Changes

The foregoing is a general discussion of various tax matters pertaining to life insurance policies.  It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.  You should consult your independent legal, tax and/or financial advisor.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  For example the “FY 201 3 , Budget of the United States Government” includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies.  No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein.  Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–2

Organization, Registration and Operation

Nationwide VLI Separate Account-2 is a separate account established under Ohio law.  We own the assets in this account, and we are obligated to pay all benefits under the policies.  We may use the account to support other variable life insurance policies we issue.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

The separate account is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios.  We buy and sell the Sub-Account portfolio shares at NAV.  Any dividends and distributions from a Sub-Account are reinvested at NAV in shares of that Sub-Account.

Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets.  Its assets are held separately from our other assets and are not part of our general account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  We hold assets in the separate account equal to its liabilities.  If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund.  You could lose some or all of your money.

Addition, Deletion or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	Remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	Substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	Transfer assets supporting the policies from one Sub-Account to another or from one separate account to another;

•	Combine the separate account with other separate accounts, and/or create new separate accounts;

•	Deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	Modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. We may deregister Nationwide VLI Separate Account-2 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister Nationwide VLI Separate Account-2.

Voting Rights

Unless there is a change in existing law, we will vote our shares only as you instruct on all matters submitted to shareholders of the portfolios.

Before a vote of a mutual fund's shareholders occurs, you will have the right to instruct us based on the number of mutual fund shares that corresponds to the amount of policy account value you have in the corresponding Sub-Account (as of a date set by the mutual fund).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the NAV of that underlying mutual fund.  We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.   On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.   On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification.  On March 30, 2012, the Company filed its brief in opposition to the class certification motion.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.   On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.  In other non-Nationwide cases, plaintiff’s counsel has re-filed actions.  The Company will continue to monitor developments but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of " All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.   On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.   On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACo's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal.   The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.   The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Financial Statements

The Statement of Additional Information (SAI) contains consolidated financial statements of Nationwide Life Insurance Company and subsidiaries and financial statements of Nationwide VLI Separate Account – 2.  You may obtain a copy of the SAI FREE OF CHARGE by contacting our Service Center .  You should distinguish the consolidated financial statements of the company and subsidiaries from the financial statements of the separate account.  Please consider the consolidated financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:           The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").

FF:                The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seek high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth, current income and growth of income consistent with reasonable investment risk.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This sub-account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the “Index”).

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series I (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series I)
This sub-account is only available in policies issued before May 1, 2012
Investment Advisor:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I
This sub-account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.

Janus Aspen Series - Balanced Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This sub-account is only available in policies issued before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This sub-account is only available in policies issued before May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital and reasonable current income without undue risk to principal.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:
Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds

Designation: FF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Bond Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit - The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges.  Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age - The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
Cash Surrender Value - The Cash Value, minus Indebtedness and any surrender charges.
Cash Value - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code - The Internal Revenue Code of 1986, as amended.
Death Benefit - The amount we pay upon the Insured's death, before payment of any outstanding Indebtedness.
Grace Period - A 61 - day period after which the Policy will Lapse if you do not make sufficient payment.
Home Office - Our Home Offices is located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force - Anytime during which benefits are payable under the policy and any elected Rider(s).
Indebtedness - The total amount of all outstanding policy loans, including principal and interest due.
Insured - The person whose life we insure under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience - The performance of a mutual fund in which a Sub-Account portfolio invests.
Lapse - The policy terminates without value.
Maturity Date - The policy anniversary on or next following the Insured's 100th birthday.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Net Amount At Risk - The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) - The price of each share of a mutual fund in which a Sub-Account portfolio invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

Policy Data Page(s) -The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date - The date the policy takes effect as shown on the policy data page. Policy years , months , and anniversaries are measured from this date.
Policy Proceeds or Proceeds - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium - The amount of money you pay to begin and continue the policy.
Rider - An optional benefit you may purchase under the policy.

SEC - Securities and Exchange Commission.
Service Center - The department of Nationwide responsible for receiving all service and transaction requests relating to the policy.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is our mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is our operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Specified Amount - The dollar or face amount of insurance the owner selects.
Sub-Accounts - The mechanism we use to account for your allocations of Premium and Cash Value among the policy's variable investment options.
Substandard Rating - An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.

Unit - The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges.
Us, we, our, Nationwide or the company - Nationwide Life Insurance Company.
Valuation Period - The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner - The person or entity named as the owner in the application, or the person or entity assigned ownership rights.

Appendix C: Illustrations of Surrender Charges

Example 1.  A female non-tobacco user, age 45, purchases a policy with a Specified Amount of $50,000 and a scheduled Premium of $750.  She now wishes to surrender the policy during the first policy year.  By using the "Initial Surrender Charge" table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the Specified Amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).

Example 2.  A male non-tobacco user, age 35, purchases a policy with a Specified Amount of $100,000 and a scheduled Premium of $1,100.  He now wants to surrender the policy in the sixth policy year.  The total initial surrender charge is calculated using the method illustrated above.  (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge).  Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below.  (Also see "Reductions to Surrender Charges").  In this case, $681.70 x 60%=$409.02, which is the amount we deduct as a total surrender charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial Specified Amount for policies that are issued on a standard basis:

Initial Specified Amount $50,000-$99,999

Issue	Male	Female	Male	Female
Age	Non-Tobacco	Non-Tobacco	Standard	Standard
25	$7.776	$7.521	$8.369	$7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$ 12.191	$ 11.396	$ 13.887	$ 12.169
55	$ 15.636	$ 14.011	$ 18.415	$ 15.116
65	$ 22.295	$ 19.086	$ 26.577	$ 20.641

Initial Specified Amount $100,000 or More

Issue	Male	Female	Male	Female
Age	Non-Tobacco	Non-Tobacco	Standard	Standard
25	$5.776	$5.521	$6.369	$5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$ 11.387	$ 9.669
55	$ 13.136	$ 11.511	$ 15.915	$ 12.616
65	$ 21.295	$ 18.086	$ 25.577	$ 19.641

Reductions to Surrender Charges

	Surrender Charge		Surrender Charge
Completed	as a % of Initial	Completed	as a % of Initial
Policy Years	Surrender Charges	Policy Years	Surrender Charges
0	100%	5	60%
1	100%	6	50%
2	90%	7	40%
3	80%	8	30%
4	70%	9+	0%

The illustrations of current values in this prospectus are the same for Pennsylvania.  However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years.  If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.

The current surrender charges are the same for all states.  However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years.  The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:

Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%	10	20%
1	100%	6	50%	11	15%
2	90%	7	40%	12	10%
3	80%	8	30%	13	5%
4	70%	9	25%	14+	0%

The illustrations of current values in this prospectus are the same for Pennsylvania.  However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years.  If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call our Service Center at 1-800- 848-6331 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, P.O. Box 182835 , Columbus , OH 43218-2835 .

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-05311.
Securities Act of 1933 Registration File No. 033-42180.

Nationwide VLI Separate Account-2
(Registrant)

Nationwide Life Insurance Company
(Depositor)

Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800- 848-6331
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Individual Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company.  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2012 and the prospectuses for the underlying mutual funds.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses, FREE OF CHARGE, by writing or calling us at our Service Center .

The date of this Statement of Additional Information is May 1, 2012 .

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 2011.

Nationwide VLI Separate Account-2

Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on May 7, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the separate account. We serve as the custodian of the assets of the separate account.

1

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the first year premium and no more than 4% of any excess and renewal premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 4% of actual premium payment, and that will not exceed 1% in policy years 11 and thereafter.  Commission may also be paid as an asset-based amount instead of a premium-based amount.  If an asset-based amount it paid, it will not exceed 0.25% of the non-loaned Cash Value per year.

We paid no underwriting commissions to NISC for this separate account in 201 1 , 20 1 0, and 200 9 .

Services

We have responsibility for administration of the policies and the separate account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the separate account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-2.  The policy's cost of insurance depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET).  Guaranteed cost of insurance rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).  For policies issued in Texas on a standard basis ("Special Class – Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 CSO.  Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis.  That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.  These mortality tables are sex distinct.  In addition, separate mortality tables will be used for tobacco and non-tobacco.  As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured.  We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.

The rate class of an insured may affect the cost of insurance rate.  We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks.  Any change in the cost of insurance rates will apply to all Insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time.  The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis.  The unisex rates will be higher than those applicable to females and lower than those applicable to males.  If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes.  The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

2

Policy Restoration Procedure

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the written request must be received by us within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender Proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:

•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;

•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);

•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;

•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and

•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.

Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

Maximum Surrender Charge and Maximum Surrender Charge Calculation

The surrender charge equals the underwriting component and 26.5% of the sales expense component.  The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies and varies by issue age in the following manner:

Per $1,000 of Initial Specified Amount
Issue Age	Specified Amounts less than $100,000	Specified Amounts $100,000 or more
0-35	$6.00	$4.00
36-55	$7.50	$5.00
56-80	$7.50	$6.50

The sales expense component will not exceed 26 .5 % of the lesser of the guideline level Premium required in the first year, or Premiums paid in the first policy year.  The sales component is designed to reimburse us for expenses incurred in the distribution of the policies.

The maximum surrender charge under the policy is based on the following calculation.

Maximum Surrender Charge                                                      26.50% multiplied by the lesser of (a) or (b),where:

(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by	1,000; and

(b)	=	Premiums paid by the policy owner during the first policy year

Plus (c) multiplied by (d) where:

(c)	=	the Specified Amount divided by 1,000; and

(d)	=	the applicable rate from the "Administrative Target Factor" chart below.

3

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped.  The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no surrender charge will be recouped.

Surrender Target Factor
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
0	N/A	N/A	3.43	2.61
1	N/A	N/A	3.46	2.64
2	N/A	N/A	3.58	2.73
3	N/A	N/A	3.72	2.83
4	N/A	N/A	3.86	2.93
5	N/A	N/A	4.01	3.04
6	N/A	N/A	4.18	3.16
7	N/A	N/A	4.35	3.28
8	N/A	N/A	4.54	3.42
9	N/A	N/A	4.75	3.56
10	N/A	N/A	4.96	3.70
11	N/A	N/A	5.19	3.86
12	N/A	N/A	5.42	4.03
13	N/A	N/A	5.67	4.20
14	N/A	N/A	5.92	4.38
15	N/A	N/A	6.17	4.57
16	N/A	N/A	6.14	4.76
17	N/A	N/A	6.66	4.96
18	5.21	4.36	6.91	5.17
19	5.40	4.54	7.17	5.39
20	5.63	4.76	7.47	5.65
21	5.84	4.96	7.76	5.90
22	6.07	5.17	8.06	6.15
23	6.31	5.39	8.38	6.42
24	6.56	5.62	8.73	6.70
25	6.84	5.86	9.11	7.00
26	7.13	6.12	9.51	7.32
27	7.45	6.39	9.94	7.65
28	7.78	6.68	10.41	8.01
29	8.14	6.99	10.90	8.38
30	8.56	7.34	11.46	8.81
31	8.96	7.68	12.03	9.22
32	9.39	8.04	12.62	9.66
33	9.85	8.42	13.26	10.12
34	10.34	8.82	13.93	10.61
35	10.85	9.24	14.65	11.13
36	11.39	9.69	15.41	11.67
37	11.97	10.16	16.21	12.24
38	12.58	10.66	17.06	12.85
39	13.23	11.18	17.96	13.48
40	13.95	11.77	18.94	14.17
41	14.67	12.35	19.95	14.86
42	15.44	12.95	21.00	15.58
43	16.26	13.60	22.12	16.34
44	17.12	14.27	23.30	17.13
45	18.04	14.99	24.55	17.96

4

Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
46	19.02	15.74	25.86	18.83
47	20.06	16.55	27.26	19.75
48	21.16	17.39	28.74	20.72
49	22.34	18.29	30.31	21.75
50	23.64	19.29	32.02	22.87
51	24.98	20.30	33.79	24.02
52	26.41	21.38	35.67	25.23
53	27.93	22.52	37.66	26.50
54	29.56	23.73	39.76	27.85
55	31.29	25.02	41.99	29.27
56	33.14	26.40	44.34	30.79
57	35.11	27.87	46.83	32.40
58	37.22	29.44	49.48	34.13
59	39.49	31.14	52.30	35.98
60	42.01	33.07	55.42	38.09
61	44.61	35.05	58.63	40.26
62	47.40	37.18	62.04	42.59
63	50.38	39.47	65.65	45.08
64	53.58	41.92	69.47	47.74
65	56.99	44.55	73.51	50.56
66	60.65	47.37	77.78	53.58
67	64.57	50.41	82.30	56.81
68	68.78	53.71	87.12	60.31
69	73.33	57.30	92.26	64.13
70	78.52	61.49	98.10	68.57
71	83.82	65.79	103.99	73.14
72	89.50	70.49	110.27	78.11
73	95.58	75.59	116.89	83.47
74	102.05	81.11	123.85	89.23
75	108.92	87.06	131.11	95.38
76	116.22	93.48	138.65	101.95
77	123.91	100.35	146.41	108.92
78	132.14	107.81	154.56	116.44
79	141.00	115.96	163.19	124.59
80	150.61	124.91	172.42	133.51
81	160.93	134.65	182.18	143.16
82	172.06	145.31	192.54	153.68
83	183.91	156.85	203.37	165.03
84	196.41	169.27	214.56	177.14
85	209.46	182.58	226.02	189.97

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefit option, face amount, planned periodic Premiums, and Riders requested.

5

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the separate account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's shares.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the separate account for less than 1 year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials

We may provide information on various topics to you and prospective policy owners in advertising, sales literature, or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if 1 of 2 alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The 2 tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to individual flexible premium policies such as this one.

The tables below show, numerically, the requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%

6

Attained Age of Insured	Percentage of Cash Value
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the ages, sexes, and risk classifications of the Insureds.

7

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value
1	221%
2	215%
3	209%
4	203%
5	197%
6	192%
7	187%
8	182%
9	177%
10	172%
11	168%
12	164%
13	160%
14	157%
15	153%
16	150%
17	147%
18	144%
19	141%
20	138%
21	136%
22	133%
23	131%
24	129%
25	127%
26	125%
27	124%
28	122%
29	120%
30	119%
31	118%
32	117%
33	115%
34	114%
35	113%
36	112%
37	111%
38	110%
39	109%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

8

State Regulation

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department.  An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year.  Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct.  Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners.  Such regulation does not, however, involve any supervision of management of investment practices or policies.  In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

9

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide VLI Separate Account-2:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
209,550 shares (cost $3,306,288)	$3,111,820
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,372,341 shares (cost $37,180,275)	40,456,624
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
194,963 shares (cost $5,221,425)	5,831,345
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
58,294 shares (cost $1,668,981)	1,617,066
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
102,517 shares (cost $3,289,973)	3,353,347
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
62,823 shares (cost $373,101)	331,707
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
173,431 shares (cost $837,831)	896,641
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
109,973 shares (cost $5,152,531)	4,139,382
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
58,243 shares (cost $2,683,297)	2,179,457
Investors Growth Stock Series - Initial Class (MIGIC)
15,350 shares (cost $155,380)	169,005
Value Series - Initial Class (MVFIC)
152,894 shares (cost $1,843,052)	1,938,692
Core Plus Fixed Income Portfolio - Class I (MSVFI)
22,972 shares (cost $228,722)	234,082
Emerging Markets Debt Portfolio - Class I (MSEM)
188,150 shares (cost $1,523,786)	1,563,527
U.S. Real Estate Portfolio - Class I (MSVRE)
132,961 shares (cost $1,457,980)	1,804,278
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
520,088 shares (cost $7,270,669)	7,281,233
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
56,655 shares (cost $851,676)	976,738
American Funds NVIT Bond Fund - Class II (GVABD2)
105,736 shares (cost $1,106,369)	1,208,563
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
85,103 shares (cost $1,665,268)	1,669,726
American Funds NVIT Growth Fund - Class II (GVAGR2)
34,843 shares (cost $1,675,079)	1,798,225
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
28,929 shares (cost $961,003)	1,032,782
Federated NVIT High Income Bond Fund - Class I (HIBF)
20,534 shares (cost $147,490)	134,294
Federated NVIT High Income Bond Fund - Class III (HIBF3)
294,994 shares (cost $1,944,543)	1,926,311
NVIT Emerging Markets Fund - Class I (GEM)
94,945 shares (cost $1,065,279)	964,642
NVIT Emerging Markets Fund - Class III (GEM3)
277,439 shares (cost $2,976,285)	2,813,234
NVIT International Equity Fund - Class I (GIG)
72,604 shares (cost $551,674)	580,828
NVIT International Equity Fund - Class III (GIG3)
423,611 shares (cost $3,141,695)	3,393,121
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,403,837 shares (cost $10,928,177)	10,935,892

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
23,535 shares (cost $250,056)	233,937
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
17,089 shares (cost $145,886)	138,252
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
14,229 shares (cost $140,096)	142,003
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
42,226 shares (cost $382,142)	401,571
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
13,147 shares (cost $135,969)	135,021
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
93,758 shares (cost $867,279)	915,074
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
39,598 shares (cost $357,540)	363,513
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
34,507 shares (cost $342,667)	350,243
NVIT Core Bond Fund - Class I (NVCBD1)
45,322 shares (cost $494,646)	493,561
NVIT Core Plus Bond Fund - Class I (NVLCP1)
12,469 shares (cost $141,849)	143,264
NVIT Fund - Class I (TRF)
4,592,557 shares (cost $48,835,038)	41,562,643
NVIT Government Bond Fund - Class I (GBF)
914,009 shares (cost $10,857,689)	10,904,130
American Century NVIT Growth Fund - Class I (CAF)
848,978 shares (cost $8,820,104)	11,681,932
NVIT International Index Fund - Class VI (GVIX6)
70,064 shares (cost $587,008)	507,263
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
204,295 shares (cost $1,563,320)	1,787,584
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
5,500 shares (cost $70,507)	70,506
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
5,653 shares (cost $79,860)	78,124
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
93,316 shares (cost $907,846)	951,818
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
478,840 shares (cost $5,124,210)	4,946,416
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
515,361 shares (cost $5,900,670)	5,138,151
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
264,196 shares (cost $2,672,201)	2,744,996
NVIT Mid Cap Index Fund - Class I (MCIF)
286,038 shares (cost $4,265,731)	5,019,974
NVIT Money Market Fund - Class I (SAM)
24,268,100 shares (cost $24,268,100)	24,268,100
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
478,145 shares (cost $3,705,069)	4,178,985
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
15,623 shares (cost $215,130)	130,764
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
56,368 shares (cost $526,046)	470,112
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
171,245 shares (cost $1,559,736)	1,597,716
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
154,499 shares (cost $1,375,183)	1,245,262
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,468,500 shares (cost $18,577,034)	25,154,012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,817,891 shares (cost $15,202,580)	18,051,662
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
113,813 shares (cost $1,874,494)	1,744,746
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
474,911 shares (cost $5,085,290)	4,692,125
NVIT Multi-Manager Small Company Fund - Class I (SCF)
923,944 shares (cost $18,075,168)	15,679,330
NVIT Multi-Sector Bond Fund - Class I (MSBF)
235,952 shares (cost $2,050,705)	2,045,700
NVIT Short Term Bond Fund - Class II (NVSTB2)
43,569 shares (cost $452,936)	449,199
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,020,316 shares (cost $45,712,973)	44,368,444
Templeton NVIT International Value Fund - Class III (NVTIV3)
4,482 shares (cost $58,322)	47,647
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
63,238 shares (cost $575,134)	617,206
NVIT Real Estate Fund - Class I (NVRE1)
1,019,854 shares (cost $7,336,927)	9,239,877
VPS Growth and Income Portfolio - Class A (ALVGIA)
15,971 shares (cost $242,353)	288,272
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
64,686 shares (cost $988,213)	1,000,048
VP Balanced Fund - Class I (ACVB)
582,679 shares (cost $3,667,461)	3,793,238
VP Capital Appreciation Fund - Class I (ACVCA)
97,595 shares (cost $1,038,552)	1,290,201
VP Income & Growth Fund - Class I (ACVIG)
282,495 shares (cost $1,926,848)	1,734,522
VP Inflation Protection Fund - Class II (ACVIP2)
205,518 shares (cost $2,258,966)	2,414,841
VP International Fund - Class I (ACVI)
71,703 shares (cost $547,306)	532,752
VP International Fund - Class III (ACVI3)
27,986 shares (cost $173,074)	207,937
VP Mid Cap Value Fund - Class I (ACVMV1)
104,725 shares (cost $1,386,862)	1,413,787
VP Ultra(R) Fund - Class I (ACVU1)
4,873 shares (cost $46,626)	46,194
VP Value Fund - Class I (ACVV)
26 shares (cost $147)	153
VP Vista(SM) Fund - Class I (ACVVS1)
2,250 shares (cost $30,649)	33,860
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
156,145 shares (cost $1,748,117)	1,900,287
Appreciation Portfolio - Initial Shares (DCAP)
144,482 shares (cost $5,000,621)	5,490,309
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
7,786 shares (cost $217,626)	204,450
Growth and Income Portfolio - Initial Shares (DGI)
63,499 shares (cost $1,320,151)	1,203,946
Capital Appreciation Fund II - Primary Shares (FVCA2P)
11,750 shares (cost $73,443)	70,735
Quality Bond Fund II - Primary Shares (FQB)
182,823 shares (cost $2,052,570)	2,049,441
Equity-Income Portfolio - Initial Class (FEIP)
1,942,603 shares (cost $42,991,746)	36,307,255

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

High Income Portfolio - Initial Class (FHIP)
1,845,414 shares (cost $9,708,464)	9,946,783
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
920,727 shares (cost $12,829,653)	12,706,038
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
11 shares (cost $247)	248
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
161,063 shares (cost $2,648,193)	3,015,105
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
41,402 shares (cost $399,656)	426,441
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
86,674 shares (cost $829,709)	884,072
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
93,232 shares (cost $888,076)	903,419
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
1 shares (cost $18)	18
VIP Fund - Growth Portfolio - Initial Class (FGP)
1,288,866 shares (cost $49,540,734)	47,546,265
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
677,514 shares (cost $3,588,997)	3,638,250
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
367,295 shares (cost $4,543,446)	4,723,415
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
253,097 shares (cost $6,662,527)	7,322,082
VIP Fund - Overseas Portfolio - Initial Class (FOP)
413,048 shares (cost $7,668,976)	5,629,847
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
233,033 shares (cost $3,815,414)	3,157,603
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
112,479 shares (cost $820,620)	985,318
Franklin Income Securities Fund - Class 2 (FTVIS2)
83,664 shares (cost $1,210,374)	1,198,074
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
186,364 shares (cost $3,287,765)	3,729,141
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
200,741 shares (cost $2,720,109)	3,175,727
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
149,298 shares (cost $1,376,142)	1,397,429
Templeton Foreign Securities Fund - Class 1 (TIF)
19,352 shares (cost $302,409)	247,312
Templeton Foreign Securities Fund - Class 3 (TIF3)
86,753 shares (cost $1,119,556)	1,085,280
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
186,765 shares (cost $3,400,962)	3,389,778
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
14,938 shares (cost $115,861)	113,377
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
253,585 shares (cost $2,854,915)	2,736,185
Balanced Portfolio - I Class Shares (AMBP)
2,979 shares (cost $24,259)	31,247
Growth Portfolio - I Class Shares (AMTG)
86,399 shares (cost $1,341,371)	1,604,435
Guardian Portfolio - I Class Shares (AMGP)
9,139 shares (cost $178,622)	167,147
International Portfolio - S Class Shares (AMINS)
1,642 shares (cost $17,594)	13,872
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
51 shares (cost $1,420)	1,374

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Partners Portfolio - I Class Shares (AMTP)
234,765 shares (cost $1,949,230)	2,345,297
Regency Portfolio - S Class Shares (AMRS)
2,363 shares (cost $34,043)	36,416
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
33,113 shares (cost $415,331)	401,663
Socially Responsive Portfolio - I Class Shares (AMSRS)
36,820 shares (cost $472,590)	528,372
Balanced Fund/VA - Non-Service Shares (OVMS)
525,059 shares (cost $7,901,178)	5,933,163
Core Bond Fund/VA - Non-Service Shares (OVB)
645,514 shares (cost $6,016,688)	5,086,649
Global Securities Fund/VA - Class 3 (OVGS3)
241,989 shares (cost $7,144,350)	6,691,005
Global Securities Fund/VA - Non-Service Shares (OVGS)
463,525 shares (cost $12,952,472)	12,728,385
High Income Fund/VA - Class 3 (OVHI3)
42,775 shares (cost $86,512)	82,128
High Income Fund/VA - Non-Service Shares (OVHI)
30,589 shares (cost $181,741)	58,119
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
46,367 shares (cost $894,531)	960,270
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
44,375 shares (cost $733,053)	761,916
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
20,240 shares (cost $992,397)	952,498
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
67,390 shares (cost $790,225)	814,746
Low Duration Portfolio - Administrative Class (PMVLDA)
222,455 shares (cost $2,331,404)	2,309,084
Total Return Portfolio - Administrative Class (PMVTRA)
29,141 shares (cost $323,692)	321,138
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
5,023 shares (cost $79,981)	76,858
Putnam VT International Equity Fund - IB Shares (PVTIGB)
17,751 shares (cost $194,307)	168,454
Putnam VT Voyager Fund - IB Shares (PVTVB)
17,325 shares (cost $630,878)	550,245
V.I. Basic Value Fund - Series I (AVBVI)
1,803 shares (cost $10,403)	11,035
V.I. Capital Appreciation Fund - Series I (AVCA)
1,433 shares (cost $30,334)	30,696
V.I. Capital Development Fund - Series I (AVCDI)
13,121 shares (cost $146,621)	163,363
Health Sciences Portfolio - II (TRHS2)
45,615 shares (cost $758,300)	732,124
Limited-Term Bond Portfolio - II (TRLT2)
17,254 shares (cost $86,906)	85,235
VIP Trust - Global Bond Fund: Initial Class (VWBF)
179,977 shares (cost $2,036,152)	2,107,530
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
564,089 shares (cost $5,660,996)	5,866,525
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
319,123 shares (cost $9,657,372)	9,813,027
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
259,794 shares (cost $2,475,858)	2,366,128
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
29,760 shares (cost $613,451)	635,975
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Advantage VT Opportunity Fund - Class 2 (SVOF)
85,034 shares (cost $1,280,475)	1,477,899
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
63,131 shares (cost $479,118)	484,846

Total Investments	$589,371,724

Other Accounts Receivable	65,353
Accounts Receivable-VP Value Fund - Class I (ACVV)	153
Accounts Receivable-VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	18

$589,437,248

Contract Owners’ Equity:
Accumulation units	589,437,248

Total Contract Owners’ Equity (note 8)	$589,437,248

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	MLVGA2	DSIF	DSRG	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$8,919,275	68,995	771,690	54,595	36,989	9,139	-	-
Asset charges (note 3)	(3,474,926)	(16,483)	(209,995)	(35,929)	(7,512)	(19,717)	(2,047)	(4,417)

Net investment income (loss)	5,444,349	52,512	561,695	18,666	29,477	(10,578)	(2,047)	(4,417)

Realized gain (loss) on investments	(875,919)	120,189	477,114	(115,452)	59,278	295,847	50,416	141,553
Change in unrealized gain (loss) on investments	(27,682,935)	(412,695)	(683,324)	122,715	(160,078)	(570,090)	(91,728)	(232,890)

Net gain (loss) on investments	(28,558,854)	(292,506)	(206,210)	7,263	(100,800)	(274,243)	(41,312)	(91,337)

Reinvested capital gains	1,859,423	72,206	282,396	-	72,748	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,255,082)	(167,788)	637,881	25,929	1,425	(284,821)	(43,359)	(95,754)

Investment Activity:	JAIGS2	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE	NVAMV1
Reinvested dividends	$20,931	13,688	958	30,244	7,188	55,502	17,088	126,576
Asset charges (note 3)	(31,427)	(20,364)	(871)	(9,554)	(908)	(9,166)	(11,123)	(38,547)

Net investment income (loss)	(10,496)	(6,676)	87	20,690	6,280	46,336	5,965	88,029

Realized gain (loss) on investments	481,365	192,533	2,107	(26,192)	190	73,018	113,243	24,166
Change in unrealized gain (loss) on investments	(2,684,126)	(1,444,099)	(2,247)	(24,209)	3,646	(23,784)	(108,526)	(124,508)

Net gain (loss) on investments	(2,202,761)	(1,251,566)	(140)	(50,401)	3,836	49,234	4,717	(100,342)

Reinvested capital gains	55,772	36,004	-	8,180	-	17,289	-	18,745

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,157,485)	(1,222,238)	(53)	(21,531)	10,116	112,859	10,682	6,432

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Reinvested dividends	$15,511	28,007	17,592	5,768	10,444	11,454	155,924	7,967
Asset charges (note 3)	(5,500)	(5,930)	(9,233)	(10,863)	(5,227)	(302)	(8,833)	(8,764)

Net investment income (loss)	10,011	22,077	8,359	(5,095)	5,217	11,152	147,091	(797)

Realized gain (loss) on investments	(17,037)	(1,610)	87,494	142,955	(6,589)	(3,279)	29,182	104,373
Change in unrealized gain (loss) on investments	16,385	40,577	(271,240)	(242,023)	(26,492)	(2,530)	(111,679)	(402,458)

Net gain (loss) on investments	(652)	38,967	(183,746)	(99,068)	(33,081)	(5,809)	(82,497)	(298,085)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,359	61,044	(175,387)	(104,163)	(27,864)	5,343	64,594	(298,882)

Investment Activity:	GEM3	GIG	GIG3	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1
Reinvested dividends	$24,515	8,609	48,778	74,267	1,747	2,593	5,478	9,630
Asset charges (note 3)	(15,846)	(3,333)	(19,674)	(68,089)	(1,199)	(767)	(1,365)	(2,350)

Net investment income (loss)	8,669	5,276	29,104	6,178	548	1,826	4,113	7,280

Realized gain (loss) on investments	57,121	(75,093)	95,396	224,257	2,726	3,124	18,134	2,100
Change in unrealized gain (loss) on investments	(916,508)	(93)	(521,246)	(1,886,597)	(18,843)	(18,511)	(25,295)	(33,157)

Net gain (loss) on investments	(859,387)	(75,186)	(425,850)	(1,662,340)	(16,117)	(15,387)	(7,161)	(31,057)

Reinvested capital gains	-	-	-	101,721	-	1,971	1,394	2,742

Net increase (decrease) in contract owners’ equity resulting from operations	$(850,718)	(69,910)	(396,746)	(1,554,441)	(15,569)	(11,590)	(1,654)	(21,035)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF
Reinvested dividends	$3,609	25,780	7,846	10,550	12,962	3,639	507,333	323,025
Asset charges (note 3)	(756)	(5,430)	(2,053)	(1,381)	(1,970)	(642)	(269,095)	(60,075)

Net investment income (loss)	2,853	20,350	5,793	9,169	10,992	2,997	238,238	262,950

Realized gain (loss) on investments	6,452	78,359	10,410	28,633	5,577	2,083	(1,175,009)	(7,273)
Change in unrealized gain (loss) on investments	(6,379)	(132,797)	(31,399)	(38,392)	4,113	2,437	978,156	416,282

Net gain (loss) on investments	73	(54,438)	(20,989)	(9,759)	9,690	4,520	(196,853)	409,009

Reinvested capital gains	564	6,389	2,579	2,556	-	121	-	32,194

Net increase (decrease) in contract owners’ equity resulting from operations	$3,490	(27,699)	(12,617)	1,966	20,682	7,638	41,385	704,153

Investment Activity:	CAF	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$73,025	17,395	35,786	3,307	809	22,417	107,294	111,800
Asset charges (note 3)	(72,247)	(2,209)	(10,800)	(816)	(286)	(5,065)	(22,746)	(30,532)

Net investment income (loss)	778	15,186	24,986	2,491	523	17,352	84,548	81,268

Realized gain (loss) on investments	(120,956)	(88,082)	5,671	5,074	(1,279)	17,546	(113,634)	(102,560)
Change in unrealized gain (loss) on investments	(61,303)	(54,752)	(106,615)	(9,200)	(2,166)	(15,725)	(3,079)	(114,778)

Net gain (loss) on investments	(182,259)	(142,834)	(100,944)	(4,126)	(3,445)	1,821	(116,713)	(217,338)

Reinvested capital gains	-	-	-	75	61	3,085	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(181,481)	(127,648)	(75,958)	(1,560)	(2,861)	22,258	(32,165)	(136,070)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVDMC	MCIF	SAM	NVMIG3	GVDIVI	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$65,154	41,939	14	61,535	2,976	10,520	121	15,702
Asset charges (note 3)	(14,364)	(27,987)	(109,683)	(24,741)	(1,005)	(2,779)	(8,721)	(6,377)

Net investment income (loss)	50,790	13,952	(109,669)	36,794	1,971	7,741	(8,600)	9,325

Realized gain (loss) on investments	(66,936)	(37,541)	-	142,671	(64,097)	(51,322)	31,706	13,900
Change in unrealized gain (loss) on investments	62,203	(227,853)	-	(630,651)	29,858	(52,208)	(87,815)	(164,321)

Net gain (loss) on investments	(4,733)	(265,394)	-	(487,980)	(34,239)	(103,530)	(56,109)	(150,421)

Reinvested capital gains	-	80,462	-	-	-	-	-	44,577

Net increase (decrease) in contract owners’ equity resulting from operations	$46,057	(170,980)	(109,669)	(451,186)	(32,268)	(95,789)	(64,709)	(96,519)

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVOLG1
Reinvested dividends	$-	159,661	-	24,764	94,314	75,231	8,330	334,138
Asset charges (note 3)	(156,832)	(110,318)	(12,312)	(26,059)	(89,853)	(8,796)	(2,660)	(255,147)

Net investment income (loss)	(156,832)	49,343	(12,312)	(1,295)	4,461	66,435	5,670	78,991

Realized gain (loss) on investments	1,064,863	398,752	274,872	(286,032)	(874,181)	38,288	(3,222)	69,259
Change in unrealized gain (loss) on investments	(2,198,178)	(1,078,934)	(370,241)	9,738	(223,275)	(26,044)	(2,075)	(1,524,082)

Net gain (loss) on investments	(1,133,315)	(680,182)	(95,369)	(276,294)	(1,097,456)	12,244	(5,297)	(1,454,823)

Reinvested capital gains	-	80,983	-	-	-	-	-	173,895

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,290,147)	(549,856)	(107,681)	(277,589)	(1,092,995)	78,679	373	(1,201,937)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVTIV3	EIF	NVRE1	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Reinvested dividends	$1,746	8,940	82,102	3,179	6,278	73,456	-	26,590
Asset charges (note 3)	(370)	(3,380)	(49,197)	(1,230)	(5,548)	(22,442)	(11,689)	(7,663)

Net investment income (loss)	1,376	5,560	32,905	1,949	730	51,014	(11,689)	18,927

Realized gain (loss) on investments	(2,594)	(42,770)	590,310	15,525	63,674	(58,159)	30,556	(79,146)
Change in unrealized gain (loss) on investments	(8,412)	21,874	(128,136)	(618)	(176,863)	190,455	(123,789)	114,956

Net gain (loss) on investments	(11,006)	(20,896)	462,174	14,907	(113,189)	132,296	(93,233)	35,810

Reinvested capital gains	69	-	37,461	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,561)	(15,336)	532,540	16,856	(112,459)	183,310	(104,922)	54,737

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1	DVSCS
Reinvested dividends	$79,129	10,176	3,314	18,409	-	2	-	10,645
Asset charges (note 3)	(8,485)	(3,815)	-	(6,980)	(138)	-	-	(9,399)

Net investment income (loss)	70,644	6,361	3,314	11,429	(138)	2	-	1,246

Realized gain (loss) on investments	48,313	(46,078)	14,108	44,464	10,543	25	6,318	119,993
Change in unrealized gain (loss) on investments	63,136	(48,950)	(44,492)	(136,598)	(10,152)	(1)	(8,941)	(165,133)

Net gain (loss) on investments	111,449	(95,028)	(30,384)	(92,134)	391	24	(2,623)	(45,140)

Reinvested capital gains	22,645	-	-	37,368	-	-	-	4,258

Net increase (decrease) in contract owners’ equity resulting from operations	$204,738	(88,667)	(27,070)	(43,337)	253	26	(2,623)	(39,636)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	DCAP	DSC	DGI	FVCA2P	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$72,015	1,002	16,776	687	85,891	948,326	694,149	265,528
Asset charges (note 3)	(24,228)	(1,362)	(6,767)	(491)	(8,592)	(221,994)	(60,174)	(85,152)

Net investment income (loss)	47,787	(360)	10,009	196	77,299	726,332	633,975	180,376

Realized gain (loss) on investments	(19,447)	(1,781)	20,322	21,028	13,817	(972,222)	(335,887)	123,237
Change in unrealized gain (loss) on investments	315,547	(37,829)	(65,960)	(24,998)	(62,601)	408,189	84,189	(790,166)

Net gain (loss) on investments	296,100	(39,610)	(45,638)	(3,970)	(48,784)	(564,033)	(251,698)	(666,929)

Reinvested capital gains	-	-	-	-	-	-	-	64,764

Net increase (decrease) in contract owners’ equity resulting from operations	$343,887	(39,970)	(35,629)	(3,774)	28,515	162,299	382,277	(421,789)

Investment Activity:	FCP	FNRS2	FF10S	FF20S	FF30S	FGOP	FGP	FHIPR
Reinvested dividends	$2	28,873	8,649	18,678	18,667	-	185,455	253,457
Asset charges (note 3)	(80)	(18,744)	(1,732)	(4,991)	(5,191)	-	(307,523)	(19,950)

Net investment income (loss)	(78)	10,129	6,917	13,687	13,476	-	(122,068)	233,507

Realized gain (loss) on investments	1,367	(330,272)	10,674	(24,532)	(8,361)	31	(2,502,464)	249,433
Change in unrealized gain (loss) on investments	(484)	100,420	(20,955)	(550)	(35,853)	(1)	2,577,436	(373,826)

Net gain (loss) on investments	883	(229,852)	(10,281)	(25,082)	(44,214)	30	74,972	(124,393)

Reinvested capital gains	-	-	2,173	3,381	2,732	-	181,528	-

Net increase (decrease) in contract owners’ equity resulting from operations	$805	(219,723)	(1,191)	(8,014)	(28,006)	30	134,432	109,114

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FIGBS	FMCS	FOP	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI
Reinvested dividends	$151,989	12,257	93,616	48,882	9,827	78,363	55,233	34,208
Asset charges (note 3)	(21,946)	(42,306)	(40,945)	(21,456)	(5,094)	(6,040)	(15,787)	(17,590)

Net investment income (loss)	130,043	(30,049)	52,671	27,426	4,733	72,323	39,446	16,618

Realized gain (loss) on investments	33,306	(143,873)	393,416	(757,693)	68,415	6,251	(82,461)	(94,072)
Change in unrealized gain (loss) on investments	16,902	(790,234)	(1,713,166)	(64,779)	(194,845)	(69,800)	251,537	(85,824)

Net gain (loss) on investments	50,208	(934,107)	(1,319,750)	(822,472)	(126,430)	(63,549)	169,076	(179,896)

Reinvested capital gains	126,727	14,045	14,358	8,520	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$306,978	(950,111)	(1,252,721)	(786,526)	(121,697)	8,774	208,522	(163,278)

Investment Activity:	FTVDM3	TIF	TIF3	FTVGI3	FTVFA2	AMTB	AMBP	AMTG
Reinvested dividends	$16,652	5,546	21,189	186,959	13	106,215	99	-
Asset charges (note 3)	(7,821)	(1,468)	(5,868)	(15,929)	(470)	(14,152)	(218)	(9,064)

Net investment income (loss)	8,831	4,078	15,321	171,030	(457)	92,063	(119)	(9,064)

Realized gain (loss) on investments	156,742	222	(82,242)	59,207	(789)	(46,080)	873	68,268
Change in unrealized gain (loss) on investments	(459,910)	(33,614)	(73,825)	(305,479)	(4,715)	(53,140)	(1,145)	(69,410)

Net gain (loss) on investments	(303,168)	(33,392)	(156,067)	(246,272)	(5,504)	(99,220)	(272)	(1,142)

Reinvested capital gains	-	-	-	21,783	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(294,337)	(29,314)	(140,746)	(53,459)	(5,961)	(7,157)	(391)	(10,206)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS
Reinvested dividends	$897	986	-	-	153	-	1,956	144,354
Asset charges (note 3)	(962)	-	-	(5,021)	-	(676)	(2,817)	(35,917)

Net investment income (loss)	(65)	986	-	(5,021)	153	(676)	(861)	108,437

Realized gain (loss) on investments	50,238	(6)	(1)	132,591	1,877	14,049	(1,077)	(74,166)
Change in unrealized gain (loss) on investments	(56,549)	(3,835)	(46)	(418,445)	(4,976)	(29,282)	(27,750)	(18,885)

Net gain (loss) on investments	(6,311)	(3,841)	(47)	(285,854)	(3,099)	(15,233)	(28,827)	(93,051)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,376)	(2,855)	(47)	(290,875)	(2,946)	(15,909)	(29,688)	15,386

Investment Activity:	OVGR	OVB	OVGS3	OVGS	OVHI3	OVHI	OVGI	OVSC
Reinvested dividends	$1	317,715	96,554	204,117	14,658	6,334	8,616	5,290
Asset charges (note 3)	-	(26,837)	(39,978)	(80,941)	(597)	(218)	(4,225)	(4,130)

Net investment income (loss)	1	290,878	56,576	123,176	14,061	6,116	4,391	1,160

Realized gain (loss) on investments	15	(605,407)	(72,987)	937,718	6,687	(39,116)	(33,986)	171,648
Change in unrealized gain (loss) on investments	(6)	713,073	(617,914)	(2,299,657)	(19,052)	31,384	28,631	(218,371)

Net gain (loss) on investments	9	107,666	(690,901)	(1,361,939)	(12,365)	(7,732)	(5,355)	(46,723)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10	398,544	(634,325)	(1,238,763)	1,696	(1,616)	(964)	(45,563)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	OVAG	PMVFBA	PMVLDA	PMVTRA	PVGIB	PVTIGB	PVTVB	AVBVI
Reinvested dividends	$-	15,431	40,901	2,363	1,527	7,070	-	136
Asset charges (note 3)	(6,026)	(3,950)	(10,495)	(417)	(562)	(1,148)	(3,789)	-

Net investment income (loss)	(6,026)	11,481	30,406	1,946	965	5,922	(3,789)	136

Realized gain (loss) on investments	87,040	42,112	15,133	(3,348)	10,284	18,385	41,674	2,295
Change in unrealized gain (loss) on investments	(78,664)	3,859	(32,247)	(2,554)	(15,937)	(57,233)	(184,930)	(2,704)

Net gain (loss) on investments	8,376	45,971	(17,114)	(5,902)	(5,653)	(38,848)	(143,256)	(409)

Reinvested capital gains	-	2,563	-	4,652	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,350	60,015	13,292	696	(4,688)	(32,926)	(147,045)	(273)

Investment Activity:	AVCA	AVCDI	TRHS2	TRLT2	VWBF	VWEM	VWHA	WRASP
Reinvested dividends	$91	-	-	1,824	164,878	90,617	153,086	26,144
Asset charges (note 3)	(350)	(847)	(2,385)	-	(14,388)	(39,639)	(70,783)	(11,831)

Net investment income (loss)	(259)	(847)	(2,385)	1,824	150,490	50,978	82,303	14,313

Realized gain (loss) on investments	(1,395)	27,117	21,098	(7)	6,590	(65,768)	120,228	58,001
Change in unrealized gain (loss) on investments	(6,720)	(39,856)	(42,705)	(1,525)	(48,562)	(2,198,974)	(2,487,306)	(303,571)

Net gain (loss) on investments	(8,115)	(12,739)	(21,607)	(1,532)	(41,972)	(2,264,742)	(2,367,078)	(245,570)

Reinvested capital gains	-	-	-	671	42,034	-	163,917	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,374)	(13,586)	(23,992)	963	150,552	(2,213,764)	(2,120,858)	(231,257)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	SVDF	SVOF	WFVSCG	NVAGF3	NVAGF6	CSIEF3	GEF3	WSCP
Reinvested dividends	$-	2,718	-	3,712	-	26,442	676	34,016
Asset charges (note 3)	(4,747)	(13,339)	(3,337)	(148)	-	(3,357)	(242)	(28,294)

Net investment income (loss)	(4,747)	(10,621)	(3,337)	3,564	-	23,085	434	5,722

Realized gain (loss) on investments	97,803	49,743	54,033	(6,636)	623	(73,105)	7,965	(167,997)
Change in unrealized gain (loss) on investments	(102,837)	(164,700)	(83,467)	377	(386)	(86,084)	(10,823)	(238,025)

Net gain (loss) on investments	(5,034)	(114,957)	(29,434)	(6,259)	237	(159,189)	(2,858)	(406,022)

Reinvested capital gains	-	-	-	5,065	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,781)	(125,578)	(32,771)	2,370	237	(136,104)	(2,424)	(400,300)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		MLVGA2		DSIF		DSRG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,444,349	4,371,969	52,512	20,129	561,695	545,949	18,666	15,695
Realized gain (loss) on investments	(875,919)	(24,507,558)	120,189	(5,948)	477,114	(150,431)	(115,452)	(226,351)
Change in unrealized gain (loss) on investments	(27,682,935)	110,537,883	(412,695)	192,859	(683,324)	5,266,684	122,715	981,668
Reinvested capital gains	1,859,423	3,783,449	72,206	15,859	282,396	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,255,082)	94,185,743	(167,788)	222,899	637,881	5,662,202	25,929	771,012

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,112,668	38,320,037	156,634	236,135	2,131,538	4,075,686	468,783	508,762
Transfers between funds	-	-	353,527	1,885,614	(556,139)	(1,080,734)	58,274	(136,584)
Surrenders (note 6)	(58,261,846)	(65,803,067)	(157,177)	(102,933)	(3,285,071)	(3,766,177)	(473,983)	(505,456)
Death Benefits (note 4)	(6,531,684)	(6,601,865)	(32,389)	-	(295,119)	(216,523)	(24,873)	(41,813)
Net policy repayments (loans) (note 5)	3,505,934	11,913,812	30,281	(39,031)	(205,492)	327,567	68,161	142,945
Deductions for surrender charges (note 2d)	(65,344)	(29,299)	-	-	(11,292)	(2,230)	(473)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,507,455)	(40,318,328)	(153,036)	(159,053)	(2,610,061)	(2,686,774)	(475,868)	(491,750)
Asset charges (note 3):
MSP contracts	(295,141)	(292,797)	(1,937)	(1,954)	(18,673)	(19,806)	(1,617)	(1,528)
SL contracts or LSFP contracts	(152,467)	(159,085)	-	-	(16,878)	(18,221)	(906)	(912)
Adjustments to maintain reserves	(89,560)	20,379	(9)	(248)	(325)	13,527	(22)	52

Net equity transactions	(68,284,895)	(62,950,213)	195,894	1,818,530	(4,867,512)	(3,373,685)	(382,524)	(526,284)

Net change in contract owners’ equity	(89,539,977)	31,235,530	28,106	2,041,429	(4,229,631)	2,288,517	(356,595)	244,728
Contract owners’ equity beginning of period	678,977,225	647,741,695	3,083,708	1,042,279	44,693,801	42,405,284	6,188,275	5,943,547

Contract owners’ equity end of period	$589,437,248	678,977,225	3,111,814	3,083,708	40,464,170	44,693,801	5,831,680	6,188,275

CHANGES IN UNITS:
Beginning units	37,225,734	38,789,205	232,266	85,822	1,621,968	1,778,613	244,990	267,823
Units purchased	3,922,995	9,245,261	40,427	173,022	96,761	125,210	33,684	25,524
Units redeemed	(7,508,859)	(10,808,732)	(28,212)	(26,578)	(280,295)	(281,855)	(41,582)	(48,357)

Ending units	33,639,870	37,225,734	244,481	232,266	1,438,434	1,621,968	237,092	244,990

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JABS		JACAS		JAGTS2		JAGTS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$29,477	25,032	(10,578)	(14,896)	(2,047)	(631)	(4,417)	(5,821)
Realized gain (loss) on investments	59,278	49,672	295,847	(544,694)	50,416	(980)	141,553	86,076
Change in unrealized gain (loss) on investments	(160,078)	12,523	(570,090)	765,343	(91,728)	50,334	(232,890)	172,946
Reinvested capital gains	72,748	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,425	87,227	(284,821)	205,753	(43,359)	48,723	(95,754)	253,201

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	46,243	81,180	166,438	204,402	48,178	52,253	25,947	56,391
Transfers between funds	531,136	60,185	(817,600)	(215,771)	(30,147)	310,911	(34,110)	(517,458)
Surrenders (note 6)	(132,256)	(45,812)	(362,631)	(647,242)	(47,015)	(7,559)	(54,279)	(163,872)
Death Benefits (note 4)	-	-	(26,813)	(7,748)	(30,231)	(2,846)	(36,402)	(327)
Net policy repayments (loans) (note 5)	(9,864)	17,798	33,843	63,892	47,306	16,973	(22,849)	(21,405)
Deductions for surrender charges (note 2d)	-	-	(787)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(59,388)	(55,749)	(197,871)	(236,912)	(23,183)	(8,134)	(49,175)	(62,004)
Asset charges (note 3):
MSP contracts	(316)	(270)	(1,731)	(1,821)	(70)	(4)	(270)	(343)
SL contracts or LSFP contracts	(200)	(246)	(1,427)	(1,590)	-	-	(1,064)	(983)
Adjustments to maintain reserves	7	55	(16)	1,273	(16)	(76)	99	125

Net equity transactions	375,362	57,141	(1,208,595)	(841,517)	(35,178)	361,518	(172,103)	(709,876)

Net change in contract owners’ equity	376,787	144,368	(1,493,416)	(635,764)	(78,537)	410,241	(267,857)	(456,675)
Contract owners’ equity beginning of period	1,240,279	1,095,911	4,846,759	5,482,523	410,241	-	1,164,497	1,621,172

Contract owners’ equity end of period	$1,617,066	1,240,279	3,353,343	4,846,759	331,704	410,241	896,640	1,164,497

CHANGES IN UNITS:
Beginning units	72,130	68,566	474,679	568,675	36,259	-	204,697	354,878
Units purchased	33,918	11,764	24,829	39,921	6,450	37,505	4,867	8,274
Units redeemed	(12,732)	(8,200)	(145,349)	(133,917)	(10,395)	(1,246)	(36,620)	(158,455)

Ending units	93,316	72,130	354,159	474,679	32,314	36,259	172,944	204,697

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JAIGS2		JAIGS		MIGIC		MVFIC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(10,496)	(866)	(6,676)	(3,300)	87	(68)	20,690	17,359
Realized gain (loss) on investments	481,365	(790,771)	192,533	(319,048)	2,107	(881)	(26,192)	(42,405)
Change in unrealized gain (loss) on investments	(2,684,126)	2,168,401	(1,444,099)	1,152,381	(2,247)	10,203	(24,209)	213,743
Reinvested capital gains	55,772	-	36,004	-	-	-	8,180	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,157,485)	1,376,764	(1,222,238)	830,033	(53)	9,254	(21,531)	188,697

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	298,104	412,492	38,520	20,228	11,318	11,276	107,514	87,014
Transfers between funds	(868,232)	1,014,200	(823,605)	268,338	(2,508)	(50,487)	117,403	259,220
Surrenders (note 6)	(554,182)	(770,814)	(91,167)	(192,644)	-	(39,088)	(135,095)	(68,279)
Death Benefits (note 4)	(8,544)	(1,590)	(19,784)	-	-	-	-	-
Net policy repayments (loans) (note 5)	80,224	105,578	(25,208)	(83,595)	957	1,427	14,627	(28,544)
Deductions for surrender charges (note 2d)	-	(4)	-	(840)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(280,518)	(316,541)	(134,859)	(156,802)	(10,207)	(12,095)	(124,777)	(106,347)
Asset charges (note 3):
MSP contracts	(2,126)	(2,422)	(651)	(807)	-	-	(836)	(715)
SL contracts or LSFP contracts	-	-	(2,580)	(2,611)	(50)	(59)	(390)	(330)
Adjustments to maintain reserves	(165)	84	196	128	(2)	18	35	177

Net equity transactions	(1,335,439)	440,983	(1,059,138)	(148,605)	(492)	(89,008)	(21,519)	142,196

Net change in contract owners’ equity	(3,492,924)	1,817,747	(2,281,376)	681,428	(545)	(79,754)	(43,050)	330,893
Contract owners’ equity beginning of period	7,632,309	5,814,562	4,460,824	3,779,396	169,537	249,291	1,981,749	1,650,856

Contract owners’ equity end of period	$4,139,385	7,632,309	2,179,448	4,460,824	168,992	169,537	1,938,699	1,981,749

CHANGES IN UNITS:
Beginning units	490,768	465,146	239,484	252,908	11,218	18,469	112,437	103,993
Units purchased	27,591	102,376	2,149	17,038	954	1,078	15,385	21,868
Units redeemed	(122,862)	(76,754)	(67,294)	(30,462)	(998)	(8,329)	(16,990)	(13,424)

Ending units	395,497	490,768	174,339	239,484	11,174	11,218	110,832	112,437

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSVFI		MSEM		MSVRE		NVAMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6,280	12,220	46,336	65,469	5,965	21,492	88,029	10,511
Realized gain (loss) on investments	190	(7,689)	73,018	192,094	113,243	(60,006)	24,166	8,503
Change in unrealized gain (loss) on investments	3,646	8,520	(23,784)	(59,235)	(108,526)	376,002	(124,508)	132,915
Reinvested capital gains	-	-	17,289	-	-	-	18,745	17,999

Net increase (decrease) in contract owners’ equity resulting from operations	10,116	13,051	112,859	198,328	10,682	337,488	6,432	169,928

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,014	8,816	41,761	57,962	18,521	90,806	268,108	24,897
Transfers between funds	49,836	(25,639)	(255,347)	300,077	434,872	(34,249)	(239,593)	8,231,500
Surrenders (note 6)	(24,574)	(16,604)	(375,007)	(189,894)	(104,622)	(375,589)	(761,527)	(36,180)
Death Benefits (note 4)	-	-	-	(6,268)	-	(65,624)	(101,736)	(24,542)
Net policy repayments (loans) (note 5)	14,979	2,000	(6,912)	5,400	(3,910)	236,893	152,749	11,326
Deductions for surrender charges (note 2d)	-	-	-	-	-	(5,473)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,682)	(12,040)	(78,233)	(97,177)	(34,904)	(40,933)	(404,039)	(27,434)
Asset charges (note 3):
MSP contracts	(142)	(91)	(1,096)	(1,309)	-	-	(3,795)	(223)
SL contracts or LSFP contracts	(72)	(20)	(521)	(832)	(2,490)	(2,307)	(2,996)	(243)
Adjustments to maintain reserves	2	-	20	(41)	12	6	(23)	(8)

Net equity transactions	37,361	(43,578)	(675,335)	67,918	307,479	(196,470)	(1,092,852)	8,179,093

Net change in contract owners’ equity	47,477	(30,527)	(562,476)	266,246	318,161	141,018	(1,086,420)	8,349,021
Contract owners’ equity beginning of period	186,607	217,134	2,126,007	1,859,761	1,486,514	1,345,496	8,367,655	18,634

Contract owners’ equity end of period	$234,084	186,607	1,563,531	2,126,007	1,804,675	1,486,514	7,281,235	8,367,655

CHANGES IN UNITS:
Beginning units	15,097	18,742	81,838	78,271	44,984	51,731	591,848	1,485
Units purchased	5,233	1,878	2,322	17,265	15,832	2,047	28,434	594,934
Units redeemed	(2,491)	(5,523)	(27,243)	(13,698)	(4,600)	(8,794)	(105,817)	(4,571)

Ending units	17,839	15,097	56,917	81,838	56,216	44,984	514,465	591,848

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,011	10,451	22,077	20,184	8,359	5,865	(5,095)	(6,955)
Realized gain (loss) on investments	(17,037)	(69,734)	(1,610)	(17,585)	87,494	(108,724)	142,955	(445,914)
Change in unrealized gain (loss) on investments	16,385	172,348	40,577	64,788	(271,240)	287,831	(242,023)	742,185
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,359	113,065	61,044	67,387	(175,387)	184,972	(104,163)	289,316

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	59,197	63,604	39,390	35,277	67,745	79,507	119,083	125,433
Transfers between funds	(64,943)	(2,995)	(53,059)	62,564	(55,968)	303,043	(184,807)	317,891
Surrenders (note 6)	(104,165)	(75,689)	(54,881)	(371,012)	(54,525)	(86,109)	(270,789)	(125,051)
Death Benefits (note 4)	-	-	-	-	-	(1,761)	-	(1,654)
Net policy repayments (loans) (note 5)	(3,958)	(8,367)	(4,909)	17,441	13,272	(16,058)	71,113	2,514
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,603)	(46,421)	(39,852)	(43,150)	(80,752)	(83,420)	(96,401)	(92,006)
Asset charges (note 3):
MSP contracts	(644)	(558)	(647)	(606)	(758)	(671)	(983)	(511)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	47	6	5	(14)	691	48	1,496

Net equity transactions	(157,119)	(70,379)	(113,952)	(299,481)	(111,000)	195,222	(362,736)	228,112

Net change in contract owners’ equity	(147,760)	42,686	(52,908)	(232,094)	(286,387)	380,194	(466,899)	517,428
Contract owners’ equity beginning of period	1,124,499	1,081,813	1,261,476	1,493,570	1,956,109	1,575,915	2,265,127	1,747,699

Contract owners’ equity end of period	$976,739	1,124,499	1,208,568	1,261,476	1,669,722	1,956,109	1,798,228	2,265,127

CHANGES IN UNITS:
Beginning units	105,848	113,498	111,032	138,641	167,063	149,129	218,683	198,418
Units purchased	13,955	12,084	4,920	13,975	10,440	39,629	19,383	43,713
Units redeemed	(28,193)	(19,734)	(14,879)	(41,584)	(19,521)	(21,695)	(55,141)	(23,448)

Ending units	91,610	105,848	101,073	111,032	157,982	167,063	182,925	218,683

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,217	3,238	11,152	12,597	147,091	149,985	(797)	(10,677)
Realized gain (loss) on investments	(6,589)	(76,937)	(3,279)	(3,894)	29,182	223,312	104,373	(273,568)
Change in unrealized gain (loss) on investments	(26,492)	184,265	(2,530)	9,857	(111,679)	(145,519)	(402,458)	464,718
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,864)	110,566	5,343	18,560	64,594	227,778	(298,882)	180,473

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,275	29,267	-	-	84,481	116,711	5,731	98,396
Transfers between funds	12,175	390,834	(6,214)	(2,299)	158,358	(1,574,664)	(120,326)	(364,179)
Surrenders (note 6)	(37,134)	(285,942)	(10,099)	(12,933)	(188,333)	(123,472)	(167,428)	(103,234)
Death Benefits (note 4)	-	-	-	-	-	-	(5,455)	-
Net policy repayments (loans) (note 5)	6,161	7,655	(139)	(2,147)	(7,567)	(42,918)	(11,603)	(26,974)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,136)	(24,832)	(4,815)	(5,391)	(71,718)	(70,201)	(44,721)	(56,289)
Asset charges (note 3):
MSP contracts	(214)	(201)	(611)	(585)	(1,015)	(1,004)	-	-
SL contracts or LSFP contracts	-	-	(84)	(78)	(259)	(279)	(85)	(320)
Adjustments to maintain reserves	(4)	958	(6)	4	(15)	(5)	(17)	53

Net equity transactions	(3,877)	117,739	(21,968)	(23,429)	(26,068)	(1,695,832)	(343,904)	(452,547)

Net change in contract owners’ equity	(31,741)	228,305	(16,625)	(4,869)	38,526	(1,468,054)	(642,786)	(272,074)
Contract owners’ equity beginning of period	1,064,523	836,218	150,915	155,784	1,887,771	3,355,825	1,607,423	1,879,497

Contract owners’ equity end of period	$1,032,782	1,064,523	134,290	150,915	1,926,297	1,887,771	964,637	1,607,423

CHANGES IN UNITS:
Beginning units	122,016	105,828	9,042	10,574	135,558	271,715	58,584	79,661
Units purchased	9,002	53,923	-	-	17,841	15,458	1,159	155
Units redeemed	(9,340)	(37,735)	(1,296)	(1,532)	(19,467)	(151,615)	(13,690)	(21,232)

Ending units	121,678	122,016	7,746	9,042	133,932	135,558	46,053	58,584

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEM3		GIG		GIG3		NVNMO1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,669	(15,182)	5,276	2,991	29,104	16,658	6,178	(41,608)
Realized gain (loss) on investments	57,121	(1,177,787)	(75,093)	(324,137)	95,396	58,975	224,257	189,393
Change in unrealized gain (loss) on investments	(916,508)	1,735,792	(93)	399,488	(521,246)	359,404	(1,886,597)	553,207
Reinvested capital gains	-	-	-	-	-	-	101,721	1,134,048

Net increase (decrease) in contract owners’ equity resulting from operations	(850,718)	542,823	(69,910)	78,342	(396,746)	435,037	(1,554,441)	1,835,040

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	169,495	209,169	27,359	33,580	177,947	205,216	741,187	763,044
Transfers between funds	(109,387)	143,391	(77,013)	(274,240)	277,840	(137,937)	(428,182)	(677,153)
Surrenders (note 6)	(186,394)	(346,519)	(88,570)	(44,987)	(330,087)	(253,000)	(913,768)	(725,424)
Death Benefits (note 4)	(14,101)	(201)	(6,278)	99	-	(41,888)	(96,123)	(72,255)
Net policy repayments (loans) (note 5)	(8,884)	49,378	7,865	17,916	(461)	25,311	(352)	177,568
Deductions for surrender charges (note 2d)	-	(4)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(173,770)	(200,396)	(25,792)	(32,444)	(205,358)	(228,930)	(751,483)	(808,963)
Asset charges (note 3):
MSP contracts	(1,747)	(1,952)	(245)	(300)	(2,524)	(2,614)	(7,722)	(8,010)
SL contracts or LSFP contracts	(1,376)	(1,318)	(422)	(370)	-	-	(6)	(15)
Adjustments to maintain reserves	(39)	(6,703)	(8)	8	(25)	(174)	(33)	4

Net equity transactions	(326,203)	(155,155)	(163,104)	(300,738)	(82,668)	(434,016)	(1,456,482)	(1,351,204)

Net change in contract owners’ equity	(1,176,921)	387,668	(233,014)	(222,396)	(479,414)	1,021	(3,010,923)	483,836
Contract owners’ equity beginning of period	3,990,152	3,602,484	813,837	1,036,233	3,872,533	3,871,512	13,946,801	13,462,965

Contract owners’ equity end of period	$2,813,231	3,990,152	580,823	813,837	3,393,119	3,872,533	10,935,878	13,946,801

CHANGES IN UNITS:
Beginning units	192,806	201,315	63,190	91,124	484,567	545,845	1,543,482	1,713,387
Units purchased	10,458	31,566	3,726	4,144	71,634	39,505	106,150	116,444
Units redeemed	(27,348)	(40,075)	(17,002)	(32,078)	(83,305)	(100,783)	(272,998)	(286,349)

Ending units	175,916	192,806	49,914	63,190	472,896	484,567	1,376,634	1,543,482

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVNSR1		NVCRA1		NVCRB1		NVCCA1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$548	134	1,826	(222)	4,113	1,043	7,280	648
Realized gain (loss) on investments	2,726	296	3,124	13,097	18,134	9,252	2,100	(5,432)
Change in unrealized gain (loss) on investments	(18,843)	1,191	(18,511)	(8,344)	(25,295)	10,321	(33,157)	42,231
Reinvested capital gains	-	-	1,971	7,199	1,394	-	2,742	15

Net increase (decrease) in contract owners’ equity resulting from operations	(15,569)	1,621	(11,590)	11,730	(1,654)	20,616	(21,035)	37,462

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,607	344	41,709	27,450	7,085	5,547	31,889	27,260
Transfers between funds	243,483	5,884	30,580	5,155	50,477	21,235	99,656	75,004
Surrenders (note 6)	(10,493)	(2,359)	(1,470)	(30,012)	(98,779)	-	(53,844)	(1,602)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,222)	-	(21)	(42)	(1,158)	4	(470)	794
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,789)	(678)	(21,289)	(5,047)	(45,340)	(47,809)	(42,884)	(39,340)
Asset charges (note 3):
MSP contracts	-	-	-	-	(43)	(40)	(45)	(42)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	10	7	(2)	-	4	12	(6)	15

Net equity transactions	216,596	3,198	49,507	(2,496)	(87,754)	(21,051)	34,296	62,089

Net change in contract owners’ equity	201,027	4,819	37,917	9,234	(89,408)	(435)	13,261	99,551
Contract owners’ equity beginning of period	35,831	31,012	100,336	91,102	231,415	231,850	388,308	288,757

Contract owners’ equity end of period	$236,858	35,831	138,253	100,336	142,007	231,415	401,569	388,308

CHANGES IN UNITS:
Beginning units	3,617	3,848	10,685	11,102	22,194	24,401	38,825	32,282
Units purchased	23,218	145	7,593	3,872	3,152	2,730	12,957	10,980
Units redeemed	(2,008)	(376)	(2,482)	(4,289)	(11,417)	(4,937)	(10,009)	(4,437)

Ending units	24,827	3,617	15,796	10,685	13,929	22,194	41,773	38,825

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,853	1,459	20,350	4,095	5,793	396	9,169	3,789
Realized gain (loss) on investments	6,452	9,202	78,359	(7,014)	10,410	18,340	28,633	34,001
Change in unrealized gain (loss) on investments	(6,379)	(1,767)	(132,797)	109,435	(31,399)	17,960	(38,392)	8,069
Reinvested capital gains	564	3,613	6,389	-	2,579	-	2,556	842

Net increase (decrease) in contract owners’ equity resulting from operations	3,490	12,507	(27,699)	106,516	(12,617)	36,696	1,966	46,701

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,820	4,855	38,535	63,988	113,526	20,074	12,342	27,995
Transfers between funds	(131,623)	138,604	59,074	234,345	16,959	94,390	119,479	55,604
Surrenders (note 6)	(5,817)	-	(161,406)	(33,564)	(29,202)	(60,442)	(224,546)	(57,450)
Death Benefits (note 4)	(25,187)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	50	10,188	19,734	(88,916)	13,470	22,842	(38,039)	5,195
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,166)	(21,433)	(88,842)	(83,361)	(20,901)	(18,130)	(30,626)	(27,192)
Asset charges (note 3):
MSP contracts	(206)	(181)	(800)	(668)	-	-	(1,262)	(1,142)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(1)	6	21	2	(1)	(3)	12

Net equity transactions	(168,128)	132,032	(133,699)	91,845	93,854	58,733	(162,655)	3,022

Net change in contract owners’ equity	(164,638)	144,539	(161,398)	198,361	81,237	95,429	(160,689)	49,723
Contract owners’ equity beginning of period	299,662	155,123	1,076,479	878,118	282,277	186,848	510,935	461,212

Contract owners’ equity end of period	$135,024	299,662	915,081	1,076,479	363,514	282,277	350,246	510,935

CHANGES IN UNITS:
Beginning units	27,448	15,102	105,271	95,191	28,988	21,636	47,944	47,131
Units purchased	2,738	14,667	17,842	35,875	15,780	14,212	13,107	10,931
Units redeemed	(17,963)	(2,321)	(31,074)	(25,795)	(5,420)	(6,860)	(28,012)	(10,118)

Ending units	12,223	27,448	92,039	105,271	39,348	28,988	33,039	47,944

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCBD1		NVLCP1		TRF		GBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,992	5,788	2,997	1,233	238,238	172,017	262,950	289,324
Realized gain (loss) on investments	5,577	2,330	2,083	1,727	(1,175,009)	(2,113,332)	(7,273)	186,867
Change in unrealized gain (loss) on investments	4,113	(903)	2,437	(669)	978,156	7,158,065	416,282	(429,591)
Reinvested capital gains	-	2,712	121	1,454	-	-	32,194	435,797

Net increase (decrease) in contract owners’ equity resulting from operations	20,682	9,927	7,638	3,745	41,385	5,216,750	704,153	482,397

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,222	31,698	5,900	2,539	3,666,045	4,003,972	414,490	677,946
Transfers between funds	204,914	135,830	72,964	42,718	(275,736)	(613,246)	(376,070)	803,201
Surrenders (note 6)	(8,910)	(20,954)	(3,275)	-	(3,347,145)	(4,074,840)	(714,403)	(1,925,188)
Death Benefits (note 4)	-	-	-	-	(618,854)	(347,794)	(128,786)	(164,667)
Net policy repayments (loans) (note 5)	852	(2,526)	(327)	-	540,650	962,129	147,351	420,627
Deductions for surrender charges (note 2d)	-	-	-	-	(3,082)	(25)	(2,725)	(6,159)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,567)	(7,558)	(5,625)	(2,148)	(4,073,055)	(4,268,290)	(607,067)	(672,966)
Asset charges (note 3):
MSP contracts	(330)	(269)	(33)	(70)	(14,024)	(14,945)	(11,970)	(11,910)
SL contracts or LSFP contracts	(176)	(132)	-	-	(6,203)	(6,715)	(1,703)	(2,381)
Adjustments to maintain reserves	(2)	79	10	(5)	(302)	972	179	50

Net equity transactions	191,003	136,168	69,614	43,034	(4,131,706)	(4,358,782)	(1,280,704)	(881,447)

Net change in contract owners’ equity	211,685	146,095	77,252	46,779	(4,090,321)	857,968	(576,551)	(399,050)
Contract owners’ equity beginning of period	281,877	135,782	66,015	19,236	45,658,148	44,800,180	11,483,616	11,882,666

Contract owners’ equity end of period	$493,562	281,877	143,267	66,015	41,567,827	45,658,148	10,907,065	11,483,616

CHANGES IN UNITS:
Beginning units	24,675	12,632	5,333	1,673	1,326,428	1,463,886	403,642	443,767
Units purchased	17,963	17,488	7,810	3,876	130,677	149,335	19,254	54,410
Units redeemed	(1,914)	(5,445)	(2,221)	(216)	(250,917)	(286,793)	(63,663)	(94,535)

Ending units	40,724	24,675	10,922	5,333	1,206,188	1,326,428	359,233	403,642

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	CAF		GVIX6		GVIDA		NVDBL2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$778	4,859	15,186	8,999	24,986	22,820	2,491	788
Realized gain (loss) on investments	(120,956)	(280,958)	(88,082)	(17,787)	5,671	(240,168)	5,074	(513)
Change in unrealized gain (loss) on investments	(61,303)	2,268,852	(54,752)	45,270	(106,615)	512,227	(9,200)	9,717
Reinvested capital gains	-	-	-	-	-	-	75	346

Net increase (decrease) in contract owners’ equity resulting from operations	(181,481)	1,992,753	(127,648)	36,482	(75,958)	294,879	(1,560)	10,338

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,040,477	1,167,891	8,756	11,983	123,131	137,113	10,746	17,089
Transfers between funds	370,139	(93,975)	134,419	1,887	(161,937)	58,045	(154,020)	163,987
Surrenders (note 6)	(1,074,816)	(1,107,793)	(10,222)	(2,609)	(185,315)	(293,268)	(7,047)	-
Death Benefits (note 4)	(163,245)	(32,268)	(6,698)	-	-	(9,277)	-	-
Net policy repayments (loans) (note 5)	148,037	223,513	(25,314)	(13,135)	(10,952)	59,448	50	(6,338)
Deductions for surrender charges (note 2d)	(192)	(14)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,084,883)	(1,129,402)	(18,365)	(13,231)	(108,527)	(112,824)	(2,558)	(2,096)
Asset charges (note 3):
MSP contracts	(3,445)	(4,014)	(1,469)	(1,535)	(521)	(472)	(5)	-
SL contracts or LSFP contracts	(2,929)	(2,824)	-	-	(79)	(213)	-	-
Adjustments to maintain reserves	(105)	257	(3)	(5)	4	(36)	-	4

Net equity transactions	(770,962)	(978,629)	81,104	(16,645)	(344,196)	(161,484)	(152,834)	172,646

Net change in contract owners’ equity	(952,443)	1,014,124	(46,544)	19,837	(420,154)	133,395	(154,394)	182,984
Contract owners’ equity beginning of period	12,635,900	11,621,776	553,804	533,967	2,207,735	2,074,340	224,900	41,916

Contract owners’ equity end of period	$11,683,457	12,635,900	507,260	553,804	1,787,581	2,207,735	70,506	224,900

CHANGES IN UNITS:
Beginning units	631,903	682,645	59,497	61,450	150,136	161,126	17,744	3,613
Units purchased	100,763	84,869	9,687	2,437	15,998	23,162	1,606	14,835
Units redeemed	(125,916)	(135,611)	(6,455)	(4,390)	(38,648)	(34,152)	(13,798)	(704)

Ending units	606,750	631,903	62,729	59,497	127,486	150,136	5,552	17,744

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVDCA2		GVIDC		GVIDM		GVDMA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$523	174	17,352	16,767	84,548	70,999	81,268	70,388
Realized gain (loss) on investments	(1,279)	3,763	17,546	3,654	(113,634)	(153,377)	(102,560)	(152,367)
Change in unrealized gain (loss) on investments	(2,166)	(2,320)	(15,725)	27,811	(3,079)	556,833	(114,778)	712,147
Reinvested capital gains	61	28	3,085	2,496	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,861)	1,645	22,258	50,728	(32,165)	474,455	(136,070)	630,168

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	628	589	21,298	46,695	492,101	289,638	254,447	371,498
Transfers between funds	84,218	2,398	104,801	(340,152)	208,045	220,817	28,628	(135,138)
Surrenders (note 6)	(559)	(18,047)	(57,836)	(25,606)	(387,048)	(678,150)	(764,165)	(498,756)
Death Benefits (note 4)	-	-	(10,326)	(4,244)	(7,003)	-	-	(18,048)
Net policy repayments (loans) (note 5)	(27)	(22)	(8,937)	7,820	31,014	53,657	324,975	275,778
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(7,000)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,094)	(3,216)	(49,665)	(50,441)	(336,141)	(320,970)	(311,783)	(336,296)
Asset charges (note 3):
MSP contracts	-	-	(637)	(599)	(10,411)	(9,887)	(3,481)	(3,889)
SL contracts or LSFP contracts	-	-	(217)	(307)	(1,329)	(881)	(1,018)	(1,233)
Adjustments to maintain reserves	18	(3)	9	9	(31)	176	(11)	(6)

Net equity transactions	81,184	(18,301)	(1,510)	(366,825)	(10,803)	(445,600)	(479,408)	(346,090)

Net change in contract owners’ equity	78,323	(16,656)	20,748	(316,097)	(42,968)	28,855	(615,478)	284,078
Contract owners’ equity beginning of period	3,656	20,312	931,077	1,247,174	4,989,368	4,960,513	5,753,620	5,469,542

Contract owners’ equity end of period	$81,979	3,656	951,825	931,077	4,946,400	4,989,368	5,138,142	5,753,620

CHANGES IN UNITS:
Beginning units	271	1,670	68,634	96,553	343,926	377,610	390,963	416,972
Units purchased	6,328	265	11,884	10,257	52,263	47,869	28,193	41,086
Units redeemed	(445)	(1,664)	(11,883)	(38,176)	(54,674)	(81,553)	(60,118)	(67,095)

Ending units	6,154	271	68,635	68,634	341,515	343,926	359,038	390,963

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDMC		MCIF		SAM		NVMIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$50,790	42,824	13,952	36,009	(109,669)	(117,266)	36,794	11,014
Realized gain (loss) on investments	(66,936)	(47,456)	(37,541)	(164,091)	-	-	142,671	133,819
Change in unrealized gain (loss) on investments	62,203	222,079	(227,853)	1,249,099	-	-	(630,651)	463,985
Reinvested capital gains	-	-	80,462	5,482	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	46,057	217,447	(170,980)	1,126,499	(109,669)	(117,266)	(451,186)	608,818

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	179,165	368,988	217,539	303,614	1,277,662	1,409,373	222,852	269,120
Transfers between funds	(284,438)	206,350	483,979	267,413	8,844,186	3,208,442	53,206	(237,798)
Surrenders (note 6)	(134,498)	(214,969)	(439,266)	(700,589)	(4,224,040)	(8,250,865)	(425,446)	(635,309)
Death Benefits (note 4)	(2,526)	(72,700)	(53,517)	(4,138)	(377,413)	(416,881)	(25,510)	(37,504)
Net policy repayments (loans) (note 5)	(4,507)	106,194	492	107,228	683,595	1,969,053	(26,524)	44,894
Deductions for surrender charges (note 2d)	-	-	(774)	(96)	(6,122)	(3,931)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(112,020)	(123,057)	(413,267)	(404,875)	(1,552,073)	(1,657,738)	(275,458)	(301,670)
Asset charges (note 3):
MSP contracts	(1,951)	(1,897)	(2,672)	(2,624)	(16,498)	(16,748)	(1,785)	(1,998)
SL contracts or LSFP contracts	(271)	(68)	(1,254)	(1,133)	(8,249)	(9,377)	(16)	(31)
Adjustments to maintain reserves	(4)	9	2	5,382	(421)	3,978	(21)	(281)

Net equity transactions	(361,050)	268,850	(208,738)	(429,818)	4,620,627	(3,764,694)	(478,702)	(900,577)

Net change in contract owners’ equity	(314,993)	486,297	(379,718)	696,681	4,510,958	(3,881,960)	(929,888)	(291,759)
Contract owners’ equity beginning of period	3,059,988	2,573,691	5,399,693	4,703,012	19,665,551	23,547,511	5,108,878	5,400,637

Contract owners’ equity end of period	$2,744,995	3,059,988	5,019,975	5,399,693	24,176,509	19,665,551	4,178,990	5,108,878

CHANGES IN UNITS:
Beginning units	215,942	198,359	289,034	315,025	1,169,758	1,378,217	542,276	650,189
Units purchased	20,078	144,446	39,527	34,294	575,504	270,836	43,031	40,526
Units redeemed	(46,062)	(126,863)	(50,226)	(60,285)	(323,826)	(479,295)	(99,229)	(148,439)

Ending units	189,958	215,942	278,335	289,034	1,421,436	1,169,758	486,078	542,276

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDIVI		GVDIV3		NVMLG1		NVMLV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,971	4,438	7,741	13,624	(8,600)	(5,768)	9,325	4,042
Realized gain (loss) on investments	(64,097)	(39,454)	(51,322)	(458,264)	31,706	11,999	13,900	27,141
Change in unrealized gain (loss) on investments	29,858	44,744	(52,208)	470,450	(87,815)	90,582	(164,321)	(8,401)
Reinvested capital gains	-	-	-	-	-	69,818	44,577	62,588

Net increase (decrease) in contract owners’ equity resulting from operations	(32,268)	9,728	(95,789)	25,810	(64,709)	166,631	(96,519)	85,370

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	42,654	50,715	85,712	109,161	105,692	66,225
Transfers between funds	(3,229)	(30,587)	(180,521)	(201,976)	(25,182)	1,526,251	(44,168)	1,109,195
Surrenders (note 6)	(95,754)	(12,341)	(68,894)	(35,485)	(186,187)	(122,586)	(125,815)	(113,726)
Death Benefits (note 4)	-	-	-	-	(19,729)	-	(6,066)	(105)
Net policy repayments (loans) (note 5)	(2,440)	(913)	(19,541)	(13,140)	(15,891)	10,481	(27,249)	443
Deductions for surrender charges (note 2d)	-	-	-	-	-	(89)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,667)	(10,216)	(28,566)	(36,900)	(99,420)	(79,328)	(78,183)	(54,263)
Asset charges (note 3):
MSP contracts	-	(30)	(179)	(176)	(955)	(663)	(647)	(630)
SL contracts or LSFP contracts	(26)	(26)	(225)	(228)	(736)	(504)	(941)	(496)
Adjustments to maintain reserves	(5)	174	55	(14,494)	(76)	183	(13,029)	(17,392)

Net equity transactions	(109,121)	(53,939)	(255,217)	(251,684)	(262,464)	1,442,906	(190,406)	989,251

Net change in contract owners’ equity	(141,389)	(44,211)	(351,006)	(225,874)	(327,173)	1,609,537	(286,925)	1,074,621
Contract owners’ equity beginning of period	272,164	316,375	821,124	1,046,998	1,924,890	315,353	1,532,191	457,570

Contract owners’ equity end of period	$130,775	272,164	470,118	821,124	1,597,717	1,924,890	1,245,266	1,532,191

CHANGES IN UNITS:
Beginning units	16,122	19,785	78,835	106,219	204,503	38,502	167,050	56,861
Units purchased	147	-	6,236	4,903	13,145	186,425	14,363	129,127
Units redeemed	(6,971)	(3,663)	(31,029)	(32,287)	(42,001)	(20,424)	(35,196)	(18,938)

Ending units	9,298	16,122	54,042	78,835	175,647	204,503	146,217	167,050

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMV2		SCGF		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(156,832)	(149,335)	49,343	145,649	(12,312)	(4,505)	(1,295)	5,895
Realized gain (loss) on investments	1,064,863	650,941	398,752	337,837	274,872	(114,576)	(286,032)	(334,585)
Change in unrealized gain (loss) on investments	(2,198,178)	5,730,338	(1,078,934)	1,953,969	(370,241)	278,011	9,738	1,530,187
Reinvested capital gains	-	-	80,983	915,232	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,290,147)	6,231,944	(549,856)	3,352,687	(107,681)	158,930	(277,589)	1,201,497

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,415,357	1,606,684	858,953	913,327	52,363	45,021	198,942	188,336
Transfers between funds	(467,627)	(1,116,465)	(207,765)	(206,759)	558,971	482,087	(9,715)	(151,845)
Surrenders (note 6)	(1,845,986)	(2,466,636)	(1,481,560)	(1,701,362)	(63,726)	(93,976)	(571,718)	(690,780)
Death Benefits (note 4)	(174,012)	(113,957)	(41,752)	(213,371)	-	-	(41,852)	(10,448)
Net policy repayments (loans) (note 5)	39,992	612,037	111,600	322,875	(4,690)	60,393	(12,122)	374,259
Deductions for surrender charges (note 2d)	-	(1)	-	-	-	(208)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,765,381)	(1,868,743)	(1,095,869)	(1,154,017)	(69,742)	(50,219)	(271,178)	(285,195)
Asset charges (note 3):
MSP contracts	(8,312)	(7,916)	(5,887)	(5,406)	(390)	(94)	(2,799)	(2,854)
SL contracts or LSFP contracts	(209)	(191)	(33)	(58)	(308)	(201)	(3,564)	(3,326)
Adjustments to maintain reserves	(9,750)	1,958	21	932	237	(33,921)	(13)	(486)

Net equity transactions	(2,815,928)	(3,353,230)	(1,862,292)	(2,043,839)	472,715	408,882	(714,019)	(582,339)

Net change in contract owners’ equity	(4,106,075)	2,878,714	(2,412,148)	1,308,848	365,034	567,812	(991,608)	619,158
Contract owners’ equity beginning of period	29,260,056	26,381,342	20,463,798	19,154,950	1,379,712	811,900	5,683,726	5,064,568

Contract owners’ equity end of period	$25,153,981	29,260,056	18,051,650	20,463,798	1,744,746	1,379,712	4,692,118	5,683,726

CHANGES IN UNITS:
Beginning units	2,934,551	3,336,243	1,969,690	2,193,163	192,212	139,140	239,727	268,719
Units purchased	184,853	243,322	111,839	133,362	79,028	83,108	13,001	16,425
Units redeemed	(470,603)	(645,014)	(292,907)	(356,835)	(23,149)	(30,036)	(43,728)	(45,417)

Ending units	2,648,801	2,934,551	1,788,622	1,969,690	248,091	192,212	209,000	239,727

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCF		MSBF		NVSTB2		NVOLG1
	2011	2010	2011	2010	2011	2010	2011	2010

Investment activity:
Net investment income (loss)	$4,461	(38,393)	66,435	86,188	5,670	6,245	78,991	(14,004)
Realized gain (loss) on investments	(874,181)	(1,150,338)	38,288	87,447	(3,222)	13,022	69,259	10,218
Change in unrealized gain (loss) on investments	(223,275)	5,106,718	(26,044)	(12,157)	(2,075)	7,818	(1,524,082)	179,140
Reinvested capital gains	-	-	-	-	-	970	173,895	14,381

Net increase (decrease) in contract owners’ equity resulting from operations	(1,092,995)	3,917,987	78,679	161,478	373	28,055	(1,201,937)	189,735

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	671,358	726,664	36,839	69,043	14,261	21,196	2,140,290	152,068
Transfers between funds	(287,210)	(350,240)	645,156	(50,143)	(33,903)	(1,242,639)	(3,335,135)	54,649,887
Surrenders (note 6)	(1,613,219)	(1,408,570)	(121,950)	(119,380)	(38,992)	(211,140)	(4,672,504)	(213,325)
Death Benefits (note 4)	(194,921)	(48,971)	-	(24,583)	-	(2,001)	(553,149)	(25,203)
Net policy repayments (loans) (note 5)	84,806	152,385	(13)	1,483	1,299	(4,904)	180,998	(9,619)
Deductions for surrender charges (note 2d)	(341)	(647)	-	(356)	-	-	(4,702)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(982,638)	(1,021,917)	(60,491)	(56,883)	(15,982)	(51,978)	(2,720,424)	(176,242)
Asset charges (note 3):
MSP contracts	(7,951)	(7,913)	(1,272)	(1,253)	(188)	(286)	(19,706)	(1,306)
SL contracts or LSFP contracts	(4,652)	(4,588)	(434)	(350)	-	-	(16,252)	(1,270)
Adjustments to maintain reserves	(3,083)	1,989	40	18	6	3	(80)	106

Net equity transactions	(2,337,851)	(1,961,808)	497,875	(182,404)	(73,499)	(1,491,749)	(9,000,664)	54,375,096

Net change in contract owners’ equity	(3,430,846)	1,956,179	576,554	(20,926)	(73,126)	(1,463,694)	(10,202,601)	54,564,831
Contract owners’ equity beginning of period	19,138,127	17,181,948	1,469,170	1,490,096	522,328	1,986,022	54,571,111	6,280

Contract owners’ equity end of period	$15,707,281	19,138,127	2,045,724	1,469,170	449,202	522,328	44,368,510	54,571,111

CHANGES IN UNITS:
Beginning units	493,349	551,540	87,760	97,315	48,536	188,046	3,873,569	484
Units purchased	23,957	28,104	38,085	14,577	3,055	4,457	201,686	3,901,151
Units redeemed	(85,318)	(86,295)	(8,769)	(24,132)	(10,161)	(143,967)	(836,969)	(28,066)

Ending units	431,988	493,349	117,076	87,760	41,430	48,536	3,238,286	3,873,569

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVTIV3		EIF		NVRE1		ALVGIA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,376	654	5,560	7,639	32,905	118,249	1,949	(1,441)
Realized gain (loss) on investments	(2,594)	282	(42,770)	(95,141)	590,310	471,775	15,525	(92,035)
Change in unrealized gain (loss) on investments	(8,412)	(2,671)	21,874	187,683	(128,136)	918,575	(618)	114,843
Reinvested capital gains	69	5,977	-	-	37,461	706,722	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,561)	4,242	(15,336)	100,181	532,540	2,215,321	16,856	21,367

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,426	3,197	42,428	40,589	404,998	393,487	21,285	7,772
Transfers between funds	12,649	28,298	(2,435)	118,392	235,903	43,634	87,409	(84,010)
Surrenders (note 6)	(8,994)	(635)	(141,189)	(58,957)	(649,690)	(763,346)	(60,111)	(96,778)
Death Benefits (note 4)	-	-	-	-	(43,955)	(66,214)	-	-
Net policy repayments (loans) (note 5)	37	-	23,917	9,020	(13,592)	108,422	(2,644)	(3,544)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,433)	(2,224)	(48,018)	(49,992)	(504,176)	(510,204)	(15,616)	(17,381)
Asset charges (note 3):
MSP contracts	-	-	(19)	(21)	(3,953)	(4,142)	(88)	(42)
SL contracts or LSFP contracts	(16)	-	(193)	(192)	(750)	(374)	(17)	(135)
Adjustments to maintain reserves	5	17	(4)	9	32	149	2	307

Net equity transactions	11,674	28,653	(125,513)	58,848	(575,183)	(798,588)	30,220	(193,811)

Net change in contract owners’ equity	2,113	32,895	(140,849)	159,029	(42,643)	1,416,733	47,076	(172,444)
Contract owners’ equity beginning of period	45,545	12,650	758,064	599,035	9,282,503	7,865,770	241,203	413,647

Contract owners’ equity end of period	$47,658	45,545	617,215	758,064	9,239,860	9,282,503	288,279	241,203

CHANGES IN UNITS:
Beginning units	3,316	974	47,749	43,440	978,940	1,074,065	17,280	33,089
Units purchased	1,264	2,571	3,506	12,006	78,753	79,274	7,384	846
Units redeemed	(596)	(229)	(11,241)	(7,697)	(138,076)	(174,399)	(5,184)	(16,655)

Ending units	3,984	3,316	40,014	47,749	919,617	978,940	19,480	17,280

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ALVSVA		ACVB		ACVCA		ACVIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$730	(125)	51,014	49,350	(11,689)	(11,028)	18,927	17,868
Realized gain (loss) on investments	63,674	(70,403)	(58,159)	(68,585)	30,556	(22,517)	(79,146)	(45,652)
Change in unrealized gain (loss) on investments	(176,863)	296,656	190,455	415,240	(123,789)	399,748	114,956	245,512
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(112,459)	226,128	183,310	396,005	(104,922)	366,203	54,737	217,728

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,784	52,311	177,123	205,040	14,900	10,774	80,457	94,473
Transfers between funds	(84,011)	514,173	107,858	(88,405)	(29,560)	(10,077)	122,469	26,992
Surrenders (note 6)	(119,242)	(108,208)	(278,415)	(325,437)	(49,999)	(221,101)	(159,088)	(63,523)
Death Benefits (note 4)	-	-	(138,534)	(1,160)	(78,685)	(23,295)	(3,531)	-
Net policy repayments (loans) (note 5)	3,454	3,825	33,608	95,549	26,127	113,407	(89,543)	2,914
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(4,439)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,443)	(57,583)	(225,976)	(250,562)	(41,002)	(43,313)	(100,423)	(106,124)
Asset charges (note 3):
MSP contracts	(856)	(648)	(2,744)	(2,647)	-	-	(2,060)	(1,965)
SL contracts or LSFP contracts	(331)	(226)	39	(693)	(1,185)	(1,064)	(439)	(420)
Adjustments to maintain reserves	(10)	(242)	3	101	(827)	(52)	(3)	181

Net equity transactions	(218,655)	403,402	(327,038)	(368,214)	(160,231)	(174,721)	(156,600)	(47,472)

Net change in contract owners’ equity	(331,114)	629,530	(143,728)	27,791	(265,153)	191,482	(101,863)	170,256
Contract owners’ equity beginning of period	1,331,160	701,630	3,936,869	3,909,078	1,561,646	1,370,164	1,836,399	1,666,143

Contract owners’ equity end of period	$1,000,046	1,331,160	3,793,141	3,936,869	1,296,493	1,561,646	1,734,536	1,836,399

CHANGES IN UNITS:
Beginning units	57,763	38,455	177,862	193,696	122,710	142,427	146,005	150,627
Units purchased	4,497	27,488	18,274	11,976	2,721	3,182	18,575	12,945
Units redeemed	(14,764)	(8,180)	(32,379)	(27,810)	(15,209)	(22,899)	(29,887)	(17,567)

Ending units	47,496	57,763	163,757	177,862	110,222	122,710	134,693	146,005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVIP2		ACVI		ACVI3		ACVMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$70,644	24,247	6,361	13,245	3,314	4,767	11,429	24,617
Realized gain (loss) on investments	48,313	64,635	(46,078)	(45,943)	14,108	6,093	44,464	81,482
Change in unrealized gain (loss) on investments	63,136	2,924	(48,950)	122,388	(44,492)	16,848	(136,598)	121,789
Reinvested capital gains	22,645	-	-	-	-	-	37,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,738	91,806	(88,667)	89,690	(27,070)	27,708	(43,337)	227,888

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	115,693	73,513	350	(146)	14,162	13,393	98,376	58,072
Transfers between funds	442,600	10,265	(86,124)	(34,929)	(13,016)	(13,227)	95,562	413,580
Surrenders (note 6)	(96,964)	(137,150)	(45,509)	(1,050)	(2,711)	(4,036)	(50,966)	(256,027)
Death Benefits (note 4)	-	(6,213)	(6,595)	(46,965)	-	-	(8,416)	-
Net policy repayments (loans) (note 5)	(515)	5,217	2,792	(11,559)	84	9,728	(16,014)	27,760
Deductions for surrender charges (note 2d)	(653)	(827)	(873)	-	(51)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(84,258)	(80,149)	(23,512)	(29,031)	(6,511)	(7,617)	(59,067)	(71,264)
Asset charges (note 3):
MSP contracts	(2,373)	(2,257)	-	-	-	-	(488)	(469)
SL contracts or LSFP contracts	(409)	(340)	(1,540)	(1,402)	(947)	(879)	(57)	(81)
Adjustments to maintain reserves	15	262	(2,537)	6,566	1	(4)	9	161

Net equity transactions	373,136	(137,679)	(163,548)	(118,516)	(8,989)	(2,642)	58,939	171,732

Net change in contract owners’ equity	577,874	(45,873)	(252,215)	(28,826)	(36,059)	25,066	15,602	399,620
Contract owners’ equity beginning of period	1,836,970	1,882,843	796,454	825,280	243,996	218,930	1,398,181	998,561

Contract owners’ equity end of period	$2,414,844	1,836,970	544,239	796,454	207,937	243,996	1,413,783	1,398,181

CHANGES IN UNITS:
Beginning units	135,075	144,951	58,982	71,570	16,935	17,215	92,240	78,174
Units purchased	36,419	17,049	802	486	1,081	1,413	12,769	35,270
Units redeemed	(11,778)	(26,925)	(16,070)	(13,074)	(1,608)	(1,693)	(10,596)	(21,204)

Ending units	159,716	135,075	43,714	58,982	16,408	16,935	94,413	92,240

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVVS1		DVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(138)	75	2	74,418	-	-	1,246	644
Realized gain (loss) on investments	10,543	836	25	(1,921,986)	6,318	977	119,993	(284,510)
Change in unrealized gain (loss) on investments	(10,152)	4,285	(1)	2,553,230	(8,941)	6,768	(165,133)	603,634
Reinvested capital gains	-	-	-	-	-	-	4,258	-

Net increase (decrease) in contract owners’ equity resulting from operations	253	5,196	26	705,662	(2,623)	7,745	(39,636)	319,768

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,370	965	242	246,919	(39)	610	57,684	50,235
Transfers between funds	26,935	(3,904)	15	(7,283,409)	(4,928)	1,112	290,443	202,564
Surrenders (note 6)	(1,453)	-	-	(844,162)	(3)	(6,252)	(100,571)	(88,311)
Death Benefits (note 4)	(12,720)	-	-	(166,012)	-	-	(5,579)	(15,267)
Net policy repayments (loans) (note 5)	(433)	(1,060)	(260)	313,996	45	1,052	270	11,771
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(539)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,459)	(9,957)	-	(349,908)	(518)	(332)	(83,276)	(70,728)
Asset charges (note 3):
MSP contracts	-	-	-	(3,727)	-	-	(1,107)	(1,191)
SL contracts or LSFP contracts	(100)	(74)	-	(2,783)	(117)	(108)	(864)	(689)
Adjustments to maintain reserves	-	(6)	(141)	1,047	26	129	175	20

Net equity transactions	6,140	(14,036)	(144)	(8,088,039)	(5,534)	(3,789)	157,175	87,865

Net change in contract owners’ equity	6,393	(8,840)	(118)	(7,382,377)	(8,157)	3,956	117,539	407,633
Contract owners’ equity beginning of period	39,803	48,643	118	7,382,495	42,015	38,059	1,782,745	1,375,112

Contract owners’ equity end of period	$46,196	39,803	-	118	33,858	42,015	1,900,284	1,782,745

CHANGES IN UNITS:
Beginning units	3,404	4,809	5	344,330	3,086	3,463	109,263	105,104
Units purchased	2,765	174	-	16,747	-	279	20,958	16,510
Units redeemed	(2,143)	(1,579)	(5)	(361,072)	(386)	(656)	(13,914)	(12,351)

Ending units	4,026	3,404	-	5	2,700	3,086	116,307	109,263

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DCAP		DSC		DGI		FVCA2P
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$47,787	62,611	(360)	(5)	10,009	9,991	196	166
Realized gain (loss) on investments	(19,447)	(89,996)	(1,781)	43,536	20,322	(13,239)	21,028	2,251
Change in unrealized gain (loss) on investments	315,547	551,624	(37,829)	(1,447)	(65,960)	237,546	(24,998)	14,584
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	343,887	524,239	(39,970)	42,084	(35,629)	234,298	(3,774)	17,001

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	169,112	167,316	22,909	32,736	76,356	83,764	4,503	5,522
Transfers between funds	1,421,578	(262,342)	39,050	163,212	4,024	(15,413)	(119,004)	137,131
Surrenders (note 6)	(307,249)	(149,885)	(32,256)	(125,882)	(224,693)	(83,009)	-	(9,318)
Death Benefits (note 4)	(22,666)	(8,215)	-	-	(19,976)	(18,078)	(19,041)	-
Net policy repayments (loans) (note 5)	(54,449)	2,486	9,568	17,101	469	5,632	(143)	(4,121)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,922)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(225,372)	(202,606)	(21,897)	(12,477)	(105,899)	(111,008)	(6,980)	(3,241)
Asset charges (note 3):
MSP contracts	(916)	(845)	-	-	(664)	(671)	-	-
SL contracts or LSFP contracts	(2,470)	(2,160)	(21)	(10)	(687)	(1,009)	-	-
Adjustments to maintain reserves	33	(118)	(18)	17	2	(6)	(5)	3

Net equity transactions	977,601	(456,369)	17,335	74,697	(272,990)	(139,798)	(140,670)	125,976

Net change in contract owners’ equity	1,321,488	67,870	(22,635)	116,781	(308,619)	94,500	(144,444)	142,977
Contract owners’ equity beginning of period	4,168,925	4,101,055	227,080	110,299	1,512,572	1,418,072	215,179	72,202

Contract owners’ equity end of period	$5,490,413	4,168,925	204,445	227,080	1,203,953	1,512,572	70,735	215,179

CHANGES IN UNITS:
Beginning units	264,181	295,226	16,375	10,395	102,901	114,430	14,649	5,552
Units purchased	93,584	17,740	5,635	15,863	7,829	7,342	360	10,350
Units redeemed	(36,333)	(48,785)	(4,830)	(9,883)	(25,193)	(18,871)	(9,895)	(1,253)

Ending units	321,432	264,181	17,180	16,375	85,537	102,901	5,114	14,649

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FQB		FEIP		FHIP		FAMP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$77,299	98,874	726,332	492,556	633,975	782,564	180,376	151,005
Realized gain (loss) on investments	13,817	149,792	(972,222)	(2,179,402)	(335,887)	(376,377)	123,237	(200,988)
Change in unrealized gain (loss) on investments	(62,601)	(81,507)	408,189	7,059,518	84,189	1,021,735	(790,166)	1,763,555
Reinvested capital gains	-	-	-	-	-	-	64,764	71,021

Net increase (decrease) in contract owners’ equity resulting from operations	28,515	167,159	162,299	5,372,672	382,277	1,427,922	(421,789)	1,784,593

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	53,969	54,038	1,920,048	2,184,914	17,809	19,909	596,471	614,227
Transfers between funds	385,353	87,265	(672,853)	(968,070)	(331,711)	(448,273)	(313,935)	(206,110)
Surrenders (note 6)	(55,343)	(250,605)	(4,096,454)	(3,630,895)	(655,080)	(1,053,989)	(912,837)	(835,171)
Death Benefits (note 4)	-	(322,352)	(557,730)	(576,058)	(149,681)	(202,397)	(507,804)	(223,679)
Net policy repayments (loans) (note 5)	827	(14,597)	363,976	796,378	(132,142)	(163,539)	427,157	270,605
Deductions for surrender charges (note 2d)	-	(1,010)	(2,205)	(98)	(3,215)	-	(3)	(460)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(79,579)	(89,506)	(2,585,758)	(2,776,286)	(484,685)	(557,272)	(799,482)	(833,888)
Asset charges (note 3):
MSP contracts	(2,488)	(2,617)	(19,531)	(19,029)	(6,535)	(6,658)	(4,627)	(4,748)
SL contracts or LSFP contracts	(693)	(603)	(5,132)	(6,622)	(2,882)	(3,476)	(1,114)	(1,150)
Adjustments to maintain reserves	14	27	(1,002)	41	(55)	6,607	(140)	146

Net equity transactions	302,060	(539,960)	(5,656,641)	(4,995,725)	(1,748,177)	(2,409,088)	(1,516,314)	(1,220,228)

Net change in contract owners’ equity	330,575	(372,801)	(5,494,342)	376,947	(1,365,900)	(981,166)	(1,938,103)	564,365

Contract owners’ equity beginning of period	1,718,877	2,091,678	41,817,935	41,440,988	11,317,054	12,298,220	14,647,471	14,083,106

Contract owners’ equity end of period	$2,049,452	1,718,877	36,323,593	41,817,935	9,951,154	11,317,054	12,709,368	14,647,471

CHANGES IN UNITS:
Beginning units	113,560	150,260	1,102,072	1,255,445	393,763	512,065	505,260	541,670
Units purchased	39,231	10,016	53,108	67,350	3,465	4,337	29,679	35,011
Units redeemed	(18,354)	(46,716)	(203,507)	(220,723)	(71,962)	(122,639)	(80,979)	(71,421)

Ending units	134,437	113,560	951,673	1,102,072	325,266	393,763	453,960	505,260

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FCP		FNRS2		FF10S		FF20S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(78)	(187,201)	10,129	(6,352)	6,917	4,927	13,687	14,659
Realized gain (loss) on investments	1,367	(4,727,104)	(330,272)	(809,485)	10,674	27,038	(24,532)	(44,236)
Change in unrealized gain (loss) on investments	(484)	10,718,921	100,420	1,349,889	(20,955)	4,464	(550)	136,728
Reinvested capital gains	-	7	-	-	2,173	6,695	3,381	7,307

Net increase (decrease) in contract owners’ equity resulting from operations	805	5,804,623	(219,723)	534,052	(1,191)	43,124	(8,014)	114,458

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,611	1,887,628	213,904	225,531	10,897	16,041	68,311	48,393
Transfers between funds	(313)	(46,234,738)	94,519	(759,724)	102,849	76,121	(83,138)	173,893
Surrenders (note 6)	-	(2,948,273)	(291,868)	(426,366)	(4,542)	(84,140)	(51,932)	(51,139)
Death Benefits (note 4)	(21,722)	(394,024)	(65,154)	231	(5,057)	-	-	-
Net policy repayments (loans) (note 5)	(1,758)	125,431	(25,743)	58,709	3,087	(58,390)	17,859	9,332
Deductions for surrender charges (note 2d)	-	(147)	-	(33)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(2,218,270)	(251,622)	(233,332)	(17,502)	(17,165)	(50,928)	(56,617)
Asset charges (note 3):
MSP contracts	-	(15,498)	(1,595)	(1,462)	(505)	(452)	(208)	(203)
SL contracts or LSFP contracts	-	(12,946)	(846)	(602)	-	-	-	-
Adjustments to maintain reserves	(17,814)	1,094	147	8,747	3	(3)	(11)	5

Net equity transactions	(17,996)	(49,809,743)	(328,258)	(1,128,301)	89,230	(67,988)	(100,047)	123,664

Net change in contract owners’ equity	(17,191)	(44,005,120)	(547,981)	(594,249)	88,039	(24,864)	(108,061)	238,122
Contract owners’ equity beginning of period	17,191	44,022,311	3,563,097	4,157,346	338,401	363,265	992,129	754,007

Contract owners’ equity end of period	$-	17,191	3,015,116	3,563,097	426,440	338,401	884,068	992,129

CHANGES IN UNITS:
Beginning units	474	1,506,139	199,358	275,665	25,737	31,022	75,333	65,246
Units purchased	604	64,217	15,639	15,319	10,513	6,325	6,278	18,938
Units redeemed	(1,078)	(1,569,882)	(36,092)	(91,626)	(3,597)	(11,610)	(13,289)	(8,851)

Ending units	-	474	178,905	199,358	32,653	25,737	68,322	75,333

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF30S		FGOP		FGP		FHIPR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$13,476	10,821	-	(10,403)	(122,068)	(148,585)	233,507	244,321
Realized gain (loss) on investments	(8,361)	(50,305)	31	282,097	(2,502,464)	(3,426,724)	249,433	46,624
Change in unrealized gain (loss) on investments	(35,853)	160,543	(1)	253,729	2,577,436	13,984,180	(373,826)	111,244
Reinvested capital gains	2,732	6,330	-	-	181,528	165,341	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,006)	127,389	30	525,423	134,432	10,574,212	109,114	402,189

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	50,662	50,359	21,940	155,887	3,242,170	3,475,714	598,566	615,677
Transfers between funds	83,443	239,571	(22,034)	(2,798,672)	(1,041,331)	(1,299,841)	334,320	(157,442)
Surrenders (note 6)	(32,331)	(90,998)	-	(93,938)	(5,907,872)	(3,968,463)	(701,288)	(269,893)
Death Benefits (note 4)	-	-	-	(8,588)	(403,398)	(298,323)	(23,603)	(258,557)
Net policy repayments (loans) (note 5)	3,250	3,043	85	20,320	457,728	860,524	158,290	338,817
Deductions for surrender charges (note 2d)	-	(106)	-	-	(2,960)	(125)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,862)	(52,080)	-	(158,837)	(3,635,113)	(3,702,025)	(384,396)	(358,551)
Asset charges (note 3):
MSP contracts	-	-	-	(1,103)	(13,680)	(11,714)	(1,687)	(1,642)
SL contracts or LSFP contracts	-	-	-	(1,091)	(9,033)	(9,426)	-	-
Adjustments to maintain reserves	(18)	7	(156)	39	(3,962)	(1,985)	11	(7)

Net equity transactions	53,144	149,796	(165)	(2,885,983)	(7,317,451)	(4,955,664)	(19,787)	(91,598)

Net change in contract owners’ equity	25,138	277,185	(135)	(2,360,560)	(7,183,019)	5,618,548	89,327	310,591
Contract owners’ equity beginning of period	878,273	601,088	135	2,360,695	54,739,480	49,120,932	3,548,924	3,238,333

Contract owners’ equity end of period	$903,411	878,273	-	135	47,556,461	54,739,480	3,638,251	3,548,924

CHANGES IN UNITS:
Beginning units	67,463	53,384	12	245,652	1,564,221	1,720,372	297,618	307,527
Units purchased	10,934	26,650	61	23,571	88,499	105,816	90,301	85,324
Units redeemed	(6,719)	(12,571)	(73)	(269,211)	(295,745)	(261,967)	(93,057)	(95,233)

Ending units	71,678	67,463	-	12	1,356,975	1,564,221	294,862	297,618

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FIGBS		FMCS		FOP		FOSR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$130,043	141,818	(30,049)	(19,901)	52,671	64,183	27,426	34,903
Realized gain (loss) on investments	33,306	43,408	(143,873)	(511,199)	393,416	285,408	(757,693)	(496,534)
Change in unrealized gain (loss) on investments	16,902	79,977	(790,234)	2,674,424	(1,713,166)	523,648	(64,779)	926,695
Reinvested capital gains	126,727	51,273	14,045	27,395	14,358	14,566	8,520	8,307

Net increase (decrease) in contract owners’ equity resulting from operations	306,978	316,476	(950,111)	2,170,719	(1,252,721)	887,805	(786,526)	473,371

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	183,133	294,434	365,725	393,106	(335)	25,025	493,353	539,816
Transfers between funds	150,869	41,028	(423,973)	1,182,695	(109,926)	(283,981)	(6,305)	(273,596)
Surrenders (note 6)	(304,675)	(113,066)	(522,461)	(1,681,233)	(757,581)	(273,577)	(1,014,062)	(647,825)
Death Benefits (note 4)	(8,013)	(28,257)	(29,921)	(521,440)	(152,580)	(68,296)	(25,750)	(11,562)
Net policy repayments (loans) (note 5)	(145,675)	13,569	(35,081)	538,337	(50,332)	(26,690)	168,513	195,233
Deductions for surrender charges (note 2d)	-	-	-	(2)	(291)	-	(177)	(2)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(169,326)	(166,046)	(410,682)	(422,848)	(281,830)	(320,716)	(375,023)	(385,521)
Asset charges (note 3):
MSP contracts	(2,558)	(2,416)	(2,167)	(2,129)	(2,935)	(2,932)	(1,164)	(927)
SL contracts or LSFP contracts	(908)	(711)	(1,578)	(1,249)	(1,571)	(2,118)	(1,000)	(1,105)
Adjustments to maintain reserves	11	49	(48)	1,800	(823)	196	(53)	143

Net equity transactions	(297,142)	38,584	(1,060,186)	(512,963)	(1,358,204)	(953,089)	(761,668)	(585,346)

Net change in contract owners’ equity	9,836	355,060	(2,010,297)	1,657,756	(2,610,925)	(65,284)	(1,548,194)	(111,975)
Contract owners’ equity beginning of period	4,713,576	4,358,516	9,332,362	7,674,606	8,243,068	8,308,352	4,705,788	4,817,763

Contract owners’ equity end of period	$4,723,412	4,713,576	7,322,065	9,332,362	5,632,143	8,243,068	3,157,594	4,705,788

CHANGES IN UNITS:
Beginning units	343,280	340,326	329,447	346,963	339,326	375,589	349,129	401,833
Units purchased	24,892	33,321	18,721	66,360	3,808	6,414	62,064	61,761
Units redeemed	(45,966)	(30,367)	(57,281)	(83,876)	(66,491)	(42,677)	(126,238)	(114,465)

Ending units	322,206	343,280	290,887	329,447	276,643	339,326	284,955	349,129

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,733	(511)	72,323	66,273	39,446	31,026	16,618	10,625
Realized gain (loss) on investments	68,415	(209,282)	6,251	(87,740)	(82,461)	(132,891)	(94,072)	(441,868)
Change in unrealized gain (loss) on investments	(194,845)	487,808	(69,800)	131,792	251,537	549,583	(85,824)	1,171,534
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,697)	278,015	8,774	110,325	208,522	447,718	(163,278)	740,291

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,219	36,389	49,940	44,393	137,101	113,713	145,647	164,909
Transfers between funds	(138,200)	(124,893)	290,747	129,391	959,765	137,758	(137,290)	391,092
Surrenders (note 6)	(60,982)	(125,640)	(118,850)	(567,128)	(345,982)	(259,757)	(169,952)	(103,450)
Death Benefits (note 4)	(7,368)	(7,842)	(10,821)	(383)	(6,250)	(1,229)	(7,836)	(1,784)
Net policy repayments (loans) (note 5)	(3,957)	77,602	2,104	340,561	73,023	119,506	(133,617)	9,250
Deductions for surrender charges (note 2d)	-	(70)	-	-	-	(302)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,262)	(60,292)	(70,621)	(55,043)	(148,450)	(123,278)	(120,176)	(109,119)
Asset charges (note 3):
MSP contracts	(605)	(447)	(1,237)	(1,026)	(273)	(206)	(1,101)	(951)
SL contracts or LSFP contracts	(1,073)	(1,123)	-	-	(1,237)	(702)	(433)	(261)
Adjustments to maintain reserves	(7)	(1,057)	(12)	(16)	12	1,076	15	(734)

Net equity transactions	(238,235)	(207,373)	141,250	(109,251)	667,709	(13,421)	(424,743)	348,952

Net change in contract owners’ equity	(359,932)	70,642	150,024	1,074	876,231	434,297	(588,021)	1,089,243
Contract owners’ equity beginning of period	1,345,249	1,274,607	1,048,051	1,046,977	2,852,932	2,418,635	3,763,761	2,674,518

Contract owners’ equity end of period	$985,317	1,345,249	1,198,075	1,048,051	3,729,163	2,852,932	3,175,740	3,763,761

CHANGES IN UNITS:
Beginning units	84,576	101,057	85,740	96,037	175,148	178,745	168,809	153,402
Units purchased	2,677	13,746	22,316	16,215	73,408	16,986	10,873	30,021
Units redeemed	(19,057)	(30,227)	(11,925)	(26,512)	(32,690)	(20,583)	(31,393)	(14,614)

Ending units	68,196	84,576	96,131	85,740	215,866	175,148	148,289	168,809

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVDM3		TIF		TIF3		FTVGI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,831	19,231	4,078	4,643	15,321	14,643	171,030	31,992
Realized gain (loss) on investments	156,742	(197,972)	222	(3,013)	(82,242)	(189,901)	59,207	124,788
Change in unrealized gain (loss) on investments	(459,910)	446,713	(33,614)	21,711	(73,825)	251,270	(305,479)	211,859
Reinvested capital gains	-	-	-	-	-	-	21,783	8,426

Net increase (decrease) in contract owners’ equity resulting from operations	(294,337)	267,972	(29,314)	23,341	(140,746)	76,012	(53,459)	377,065

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	47,303	98,983	-	-	61,702	74,301	70,286	71,117
Transfers between funds	29,347	(99,806)	(8,973)	(6,890)	141,107	(5,821)	395,839	497,048
Surrenders (note 6)	(112,115)	(77,867)	(14,711)	(50)	(193,388)	(111,525)	(55,961)	(126,347)
Death Benefits (note 4)	(24,524)	(138)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(9,533)	(14,266)	(11,870)	(5,138)	27,174	2,101	(6,164)	(45,307)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(342)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(80,426)	(77,813)	(8,209)	(9,286)	(42,445)	(44,761)	(120,068)	(90,797)
Asset charges (note 3):
MSP contracts	(589)	(575)	(34)	(31)	(245)	(231)	(2,223)	(1,720)
SL contracts or LSFP contracts	(580)	(379)	-	-	(302)	(282)	(261)	(269)
Adjustments to maintain reserves	2	22	15	9	(16)	458	2	13

Net equity transactions	(151,115)	(171,839)	(43,782)	(21,386)	(6,413)	(85,760)	281,108	303,738

Net change in contract owners’ equity	(445,452)	96,133	(73,096)	1,955	(147,159)	(9,748)	227,649	680,803
Contract owners’ equity beginning of period	1,842,890	1,746,757	320,427	318,472	1,232,422	1,242,170	3,162,123	2,481,320

Contract owners’ equity end of period	$1,397,438	1,842,890	247,331	320,427	1,085,263	1,232,422	3,389,772	3,162,123

CHANGES IN UNITS:
Beginning units	93,429	103,652	15,221	16,360	90,346	98,088	182,034	162,587
Units purchased	8,478	10,145	-	-	15,101	7,457	27,249	38,696
Units redeemed	(17,355)	(20,368)	(2,044)	(1,139)	(15,951)	(15,199)	(11,687)	(19,249)

Ending units	84,552	93,429	13,177	15,221	89,496	90,346	197,596	182,034

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVFA2		AMTB		AMBP		AMTG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(457)	1,202	92,063	131,288	(119)	85	(9,064)	(8,820)
Realized gain (loss) on investments	(789)	2,740	(46,080)	(154,857)	873	(739)	68,268	73,956
Change in unrealized gain (loss) on investments	(4,715)	423	(53,140)	155,654	(1,145)	7,164	(69,410)	382,348
Reinvested capital gains	-	5	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,961)	4,370	(7,157)	132,085	(391)	6,510	(10,206)	447,484

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,516	6,569	94,089	98,445	2,819	4,223	14,377	30,959
Transfers between funds	80,857	31,818	267,689	(32,848)	(1,447)	(18,931)	(67,477)	(173,785)
Surrenders (note 6)	(17,330)	(492)	(95,538)	(182,270)	-	(5,585)	(58,986)	(134,730)
Death Benefits (note 4)	-	-	(157,816)	(9,995)	-	-	(66,202)	(50,893)
Net policy repayments (loans) (note 5)	765	(5,406)	147,055	35,061	628	468	19,866	5,918
Deductions for surrender charges (note 2d)	-	-	-	(143)	-	-	-	(1,258)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,690)	(4,433)	(131,363)	(143,465)	(2,320)	(3,082)	(50,652)	(46,243)
Asset charges (note 3):
MSP contracts	(105)	(80)	(4,256)	(4,510)	-	-	-	-
SL contracts or LSFP contracts	-	-	(770)	(830)	-	-	(2,932)	(2,635)
Adjustments to maintain reserves	(9)	2	(7)	120	(3)	102	(242)	24

Net equity transactions	57,004	27,978	119,083	(240,435)	(323)	(22,805)	(212,248)	(372,643)

Net change in contract owners’ equity	51,043	32,348	111,926	(108,350)	(714)	(16,295)	(222,454)	74,841
Contract owners’ equity beginning of period	62,330	29,982	2,626,110	2,734,460	31,947	48,242	1,829,178	1,754,337

Contract owners’ equity end of period	$113,373	62,330	2,738,036	2,626,110	31,233	31,947	1,606,724	1,829,178

CHANGES IN UNITS:
Beginning units	6,606	3,486	139,711	154,968	1,703	3,324	162,338	202,855
Units purchased	7,280	5,238	32,589	11,309	170	289	5,479	6,261
Units redeemed	(1,614)	(2,118)	(20,833)	(26,566)	(230)	(1,910)	(22,452)	(46,778)

Ending units	12,272	6,606	151,467	139,711	1,643	1,703	145,365	162,338

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMGP		AMINS		AMMCGS		AMTP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(65)	(51)	986	2,094	-	-	(5,021)	10,811
Realized gain (loss) on investments	50,238	2,255	(6)	2,168	(1)	2,572	132,591	157,922
Change in unrealized gain (loss) on investments	(56,549)	18,475	(3,835)	(960)	(46)	(1,662)	(418,445)	197,181
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,376)	20,679	(2,855)	3,302	(47)	910	(290,875)	365,914

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,516	(28)	-	-	1,473	668	119,562	86,898
Transfers between funds	(20,199)	90,371	14,523	(17,591)	-	(10,876)	(21,254)	(365,504)
Surrenders (note 6)	(13,317)	(9,795)	-	-	-	-	(241,472)	(272,303)
Death Benefits (note 4)	-	-	-	-	-	-	-	(49,372)
Net policy repayments (loans) (note 5)	(508)	9,838	-	-	-	2	(42,850)	25,661
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(2,998)	(481)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,807)	(5,383)	(31)	(75)	(47)	(61)	(57,648)	(61,296)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(431)	(267)	(26)	(70)	(6)	(35)	(9,520)	(9,875)
Adjustments to maintain reserves	(110)	1	(5)	(1)	(4)	-	(304)	2

Net equity transactions	(40,856)	84,737	14,461	(17,737)	1,416	(10,302)	(256,484)	(646,270)

Net change in contract owners’ equity	(47,232)	105,416	11,606	(14,435)	1,369	(9,392)	(547,359)	(280,356)
Contract owners’ equity beginning of period	214,409	108,993	2,264	16,699	-	9,392	2,894,332	3,174,688

Contract owners’ equity end of period	$167,177	214,409	13,870	2,264	1,369	-	2,346,973	2,894,332

CHANGES IN UNITS:
Beginning units	16,384	9,302	172	1,548	-	558	134,264	181,820
Units purchased	3,829	7,742	1,035	-	66	39	6,488	5,056
Units redeemed	(7,887)	(660)	(5)	(1,376)	(3)	(597)	(18,067)	(52,612)

Ending units	12,326	16,384	1,202	172	63	-	122,685	134,264

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMRS		AMFAS		AMSRS		OVMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$153	48	(676)	(301)	(861)	(1,781)	108,437	50,741
Realized gain (loss) on investments	1,877	2,972	14,049	(17,538)	(1,077)	(50,788)	(74,166)	(342,030)
Change in unrealized gain (loss) on investments	(4,976)	973	(29,282)	25,597	(27,750)	136,462	(18,885)	1,012,141
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,946)	3,993	(15,909)	7,758	(29,688)	83,893	15,386	720,852

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	724	723	4,689	4,755	27,466	20,676	328,573	366,635
Transfers between funds	25,378	(1)	354,959	(16,922)	109,497	68,099	(84,219)	(77,540)
Surrenders (note 6)	-	-	(5,380)	(3,680)	(26,594)	(11,339)	(314,101)	(621,314)
Death Benefits (note 4)	-	-	-	-	-	-	(101,570)	(165,628)
Net policy repayments (loans) (note 5)	259	(8,876)	297	193	22,876	823	16,687	225,698
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,048)	(1,718)	(8,474)	(2,325)	(24,412)	(17,447)	(408,707)	(433,637)
Asset charges (note 3):
MSP contracts	-	-	(36)	-	(110)	(101)	(3,930)	(3,556)
SL contracts or LSFP contracts	(126)	(67)	(60)	(22)	(2)	-	(742)	(884)
Adjustments to maintain reserves	(1)	(2)	6	(13)	13	565	(82)	50

Net equity transactions	22,186	(9,941)	346,001	(18,014)	108,734	61,276	(568,091)	(710,176)

Net change in contract owners’ equity	19,240	(5,948)	330,092	(10,256)	79,046	145,169	(552,705)	10,676
Contract owners’ equity beginning of period	17,172	23,120	71,568	81,824	449,335	304,166	6,488,978	6,478,302

Contract owners’ equity end of period	$36,412	17,172	401,660	71,568	528,381	449,335	5,936,273	6,488,978

CHANGES IN UNITS:
Beginning units	1,294	2,195	5,428	7,401	26,097	21,591	273,210	320,771
Units purchased	2,029	55	26,745	1,134	7,721	7,224	17,512	19,774
Units redeemed	(382)	(956)	(1,096)	(3,107)	(1,976)	(2,718)	(39,561)	(67,335)

Ending units	2,941	1,294	31,077	5,428	31,842	26,097	251,161	273,210

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGR		OVB		OVGS3		OVGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1	(19,035)	290,878	68,796	56,576	63,484	123,176	153,268
Realized gain (loss) on investments	15	850,678	(605,407)	(478,958)	(72,987)	(308,683)	937,718	784,517
Change in unrealized gain (loss) on investments	(6)	(411,348)	713,073	953,306	(617,914)	1,286,618	(2,299,657)	1,386,167
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10	420,295	398,544	543,144	(634,325)	1,041,419	(1,238,763)	2,323,952

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,044	386,309	293,614	356,269	751,572	934,003	(749)	183
Transfers between funds	(975)	(6,379,090)	108,509	64,861	(82,147)	(138,361)	(401,016)	(544,700)
Surrenders (note 6)	(1)	(556,399)	(692,520)	(400,405)	(916,944)	(741,887)	(1,325,808)	(1,016,053)
Death Benefits (note 4)	-	(49,165)	(23,490)	(32,874)	(23,542)	(19,349)	(162,505)	(206,246)
Net policy repayments (loans) (note 5)	484	36,150	(82,333)	87,389	211,437	171,697	(288,122)	(211,604)
Deductions for surrender charges (note 2d)	(254)	(352)	(184)	-	(1,052)	(215)	(2,932)	(2,959)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57)	(385,791)	(304,773)	(325,418)	(470,414)	(480,065)	(639,392)	(721,380)
Asset charges (note 3):
MSP contracts	(240)	(3,106)	(4,449)	(3,986)	(1,101)	(1,136)	(7,859)	(7,860)
SL contracts or LSFP contracts	1	(1,867)	(1,783)	(2,083)	(1,216)	(1,276)	(2,511)	(3,146)
Adjustments to maintain reserves	(94)	158	167	39	(69)	(222)	(3,163)	364

Net equity transactions	(92)	(6,953,153)	(707,242)	(256,208)	(533,476)	(276,811)	(2,834,057)	(2,713,401)

Net change in contract owners’ equity	(82)	(6,532,858)	(308,698)	286,936	(1,167,801)	764,608	(4,072,820)	(389,449)

Contract owners’ equity beginning of period	82	6,532,940	5,399,350	5,112,414	7,858,799	7,094,191	16,817,909	17,207,358

Contract owners’ equity end of period	$-	82	5,090,652	5,399,350	6,690,998	7,858,799	12,745,089	16,817,909

CHANGES IN UNITS:
Beginning units	5	446,589	306,775	319,102	553,827	576,684	419,243	496,334
Units purchased	-	30,209	28,170	37,961	72,191	93,730	922	1,628
Units redeemed	(5)	(476,793)	(66,455)	(50,288)	(109,156)	(116,587)	(68,136)	(78,719)

Ending units	-	5	268,490	306,775	516,862	553,827	352,029	419,243

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVHI3		OVHI		OVGI		OVSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$14,061	10,946	6,116	4,289	4,391	7,715	1,160	998
Realized gain (loss) on investments	6,687	16,729	(39,116)	(43,354)	(33,986)	(109,884)	171,648	(109,955)
Change in unrealized gain (loss) on investments	(19,052)	(5,655)	31,384	48,624	28,631	243,221	(218,371)	269,681
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,696	22,020	(1,616)	9,559	(964)	141,052	(45,563)	160,724

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,679	18,506	1,550	2,362	52,551	46,784	39,586	34,075
Transfers between funds	4,798	(5,684)	(8,399)	(8,258)	(17,470)	(145,533)	41,121	(145,910)
Surrenders (note 6)	(104,898)	(86,584)	(737)	(2,294)	(98,321)	(40,771)	(119,247)	(57,451)
Death Benefits (note 4)	-	-	-	-	(6,691)	-	(4,287)	-
Net policy repayments (loans) (note 5)	7,164	59,772	(77)	(204)	32,170	(21,850)	14,970	17,186
Deductions for surrender charges (note 2d)	-	-	-	(82)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,210)	(5,778)	(2,425)	(2,914)	(60,144)	(64,019)	(40,967)	(40,606)
Asset charges (note 3):
MSP contracts	(150)	(95)	(92)	(94)	(1,637)	(1,715)	(52)	(62)
SL contracts or LSFP contracts	-	-	(90)	(81)	(242)	(247)	(287)	(286)
Adjustments to maintain reserves	1	2	-	(3)	(9)	23	(20)	186

Net equity transactions	(80,616)	(19,861)	(10,270)	(11,568)	(99,793)	(227,328)	(69,183)	(192,868)

Net change in contract owners’ equity	(78,920)	2,159	(11,886)	(2,009)	(100,757)	(86,276)	(114,746)	(32,144)
Contract owners’ equity beginning of period	161,051	158,892	70,004	72,013	1,061,027	1,147,303	876,660	908,804

Contract owners’ equity end of period	$82,131	161,051	58,118	70,004	960,270	1,061,027	761,914	876,660

CHANGES IN UNITS:
Beginning units	55,344	62,303	17,194	20,239	103,909	129,937	41,810	53,279
Units purchased	11,673	7,865	366	615	10,423	7,133	4,584	4,859
Units redeemed	(38,082)	(14,824)	(2,949)	(3,660)	(19,668)	(33,161)	(8,977)	(16,328)

Ending units	28,935	55,344	14,611	17,194	94,664	103,909	37,417	41,810

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVAG		PMVFBA		PMVLDA		PMVTRA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,026)	(4,324)	11,481	4,067	30,406	24,485	1,946	-
Realized gain (loss) on investments	87,040	(55,906)	42,112	(11,466)	15,133	(335)	(3,348)	-
Change in unrealized gain (loss) on investments	(78,664)	223,563	3,859	29,031	(32,247)	57,190	(2,554)	-
Reinvested capital gains	-	-	2,563	3,592	-	7,540	4,652	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,350	163,333	60,015	25,224	13,292	88,880	696	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	76,379	64,825	15,075	15,368	53,044	65,480	7,355	-
Transfers between funds	175,457	67,473	174,386	489,251	283,336	2,286,460	318,996	-
Surrenders (note 6)	(95,754)	(78,258)	(15,775)	(53,408)	(246,446)	(1,623,496)	-	-
Death Benefits (note 4)	(23,395)	(8,608)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	10,966	3,318	(3,420)	(18,074)	10,336	(2,888)	(6)	-
Deductions for surrender charges (note 2d)	-	(8)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(96,999)	(81,168)	(29,166)	(17,350)	(88,857)	(77,497)	(5,902)	-
Asset charges (note 3):
MSP contracts	(175)	(90)	(170)	(107)	(3,882)	(3,435)	-	-
SL contracts or LSFP contracts	(152)	(94)	-	-	-	-	-	-
Adjustments to maintain reserves	(234)	48	(65)	(28)	(35)	(73)	(54)	-

Net equity transactions	46,093	(32,562)	140,865	415,652	7,496	644,551	320,389	-

Net change in contract owners’ equity	48,443	130,771	200,880	440,876	20,788	733,431	321,085	-
Contract owners’ equity beginning of period	904,056	773,285	613,765	172,889	2,288,062	1,554,631	-	-

Contract owners’ equity end of period	$952,499	904,056	814,645	613,765	2,308,850	2,288,062	321,085	-

CHANGES IN UNITS:
Beginning units	160,815	171,067	51,562	15,819	198,132	141,189	-	-
Units purchased	45,134	50,196	16,712	44,221	21,720	207,366	32,484	-
Units redeemed	(36,838)	(60,448)	(4,891)	(8,478)	(21,235)	(150,423)	(603)	-

Ending units	169,111	160,815	63,383	51,562	198,617	198,132	31,881	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PVGIB		PVTIGB		PVTVB		AVBVI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$965	302	5,922	5,909	(3,789)	3,347	136	149
Realized gain (loss) on investments	10,284	(17,490)	18,385	(11,151)	41,674	181,407	2,295	97
Change in unrealized gain (loss) on investments	(15,937)	33,509	(57,233)	29,408	(184,930)	(53,974)	(2,704)	1,694
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,688)	16,321	(32,926)	24,166	(147,045)	130,780	(273)	1,940

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,081	13,146	13,604	10,497	39,377	22,959	1,119	1,166
Transfers between funds	(44,865)	42,308	(69,405)	84,810	(74,618)	141,206	241	203
Surrenders (note 6)	(20,035)	(1,787)	(29,401)	(11,834)	(96,706)	(43,207)	(15,336)	-
Death Benefits (note 4)	-	-	-	-	(365)	-	-	-
Net policy repayments (loans) (note 5)	(952)	17	1,337	(698)	(3,354)	(3,375)	-	541
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(433)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,435)	(5,768)	(11,297)	(13,813)	(28,578)	(28,882)	(532)	(694)
Asset charges (note 3):
MSP contracts	-	-	-	-	(167)	(144)	-	-
SL contracts or LSFP contracts	(6)	-	(75)	(50)	(107)	(96)	(76)	(130)
Adjustments to maintain reserves	6	(4)	(6)	12	(25)	1,271	4	(15)

Net equity transactions	(39,206)	47,912	(95,243)	68,924	(164,543)	89,732	(15,013)	1,071

Net change in contract owners’ equity	(43,894)	64,233	(128,169)	93,090	(311,588)	220,512	(15,286)	3,011
Contract owners’ equity beginning of period	120,757	56,524	296,623	203,533	861,830	641,318	26,322	23,311

Contract owners’ equity end of period	$76,863	120,757	168,454	296,623	550,242	861,830	11,036	26,322

CHANGES IN UNITS:
Beginning units	8,753	4,674	17,397	13,077	49,080	43,898	1,947	1,851
Units purchased	371	4,757	1,194	6,237	3,220	13,583	102	169
Units redeemed	(3,258)	(678)	(6,624)	(1,917)	(13,987)	(8,401)	(1,207)	(73)

Ending units	5,866	8,753	11,967	17,397	38,313	49,080	842	1,947

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVCA		AVCDI		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(259)	417	(847)	(968)	-	(5,011)	-	8,887
Realized gain (loss) on investments	(1,395)	(4,783)	27,117	(46,338)	-	262,511	-	(76,934)
Change in unrealized gain (loss) on investments	(6,720)	18,956	(39,856)	77,749	-	(100,438)	-	203,996
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,374)	14,590	(13,586)	30,443	-	157,062	-	135,949

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,386	4,983	32,858	13,450	-	48,426	-	45,704
Transfers between funds	(32,554)	26,012	(4,341)	(43,349)	-	(1,191,096)	-	(1,327,976)
Surrenders (note 6)	(39,426)	(8,498)	(32,556)	(21,983)	-	(55,601)	-	(85,808)
Death Benefits (note 4)	-	-	-	(3,741)	-	(55)	-	-
Net policy repayments (loans) (note 5)	(45)	(269)	3,674	(4,115)	-	29,809	-	7,117
Deductions for surrender charges (note 2d)	(335)	-	(439)	-	-	(3)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,709)	(3,737)	(13,832)	(14,390)	-	(41,562)	-	(55,789)
Asset charges (note 3):
MSP contracts	(120)	(170)	(109)	(243)	-	(139)	-	(50)
SL contracts or LSFP contracts	(8)	(39)	(125)	(160)	-	(63)	-	(142)
Adjustments to maintain reserves	(2)	5	12	(1,105)	-	(27)	-	(20)

Net equity transactions	(73,813)	18,287	(14,858)	(75,636)	-	(1,210,311)	-	(1,416,964)

Net change in contract owners’ equity	(82,187)	32,877	(28,444)	(45,193)	-	(1,053,249)	-	(1,281,015)
Contract owners’ equity beginning of period	112,883	80,006	191,798	236,991	-	1,053,249	-	1,281,015

Contract owners’ equity end of period	$30,696	112,883	163,354	191,798	-	-	-	-

CHANGES IN UNITS:
Beginning units	8,461	6,867	10,408	15,199	-	95,260	-	126,365
Units purchased	405	3,134	986	927	-	5,971	-	4,602
Units redeemed	(6,373)	(1,540)	(1,783)	(5,718)	-	(101,231)	-	(130,967)

Ending units	2,493	8,461	9,611	10,408	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRHS2		TRLT2		VWBF		VWEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,385)	(286)	1,824	1,266	150,490	76,031	50,978	6,908
Realized gain (loss) on investments	21,098	21	(7)	53	6,590	7,161	(65,768)	(1,468,568)
Change in unrealized gain (loss) on investments	(42,705)	16,529	(1,525)	(178)	(48,562)	44,008	(2,198,974)	3,446,934
Reinvested capital gains	-	-	671	155	42,034	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,992)	16,264	963	1,296	150,552	127,200	(2,213,764)	1,985,274

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,678	7,242	3,739	26,165	61,953	67,065	189,274	404,433
Transfers between funds	581,702	157,816	-	20,683	96,720	(589,069)	(1,244,384)	818,758
Surrenders (note 6)	(2,307)	-	-	-	(147,994)	(224,017)	(919,058)	(748,748)
Death Benefits (note 4)	-	-	-	-	(21,580)	(53,926)	(23,264)	(52,863)
Net policy repayments (loans) (note 5)	(808)	(152)	-	16	3,070	43,425	7,004	(70,798)
Deductions for surrender charges (note 2d)	-	-	-	-	(198)	-	(601)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,466)	(1,718)	(1,630)	(1,020)	(103,153)	(118,987)	(319,429)	(374,537)
Asset charges (note 3):
MSP contracts	(131)	-	-	-	(844)	(763)	(3,272)	(3,861)
SL contracts or LSFP contracts	-	-	(292)	(193)	(273)	(264)	(3,140)	(3,218)
Adjustments to maintain reserves	(7)	(2)	8	(6)	(10)	(11)	(85)	(5,710)

Net equity transactions	576,661	163,186	1,825	45,645	(112,309)	(876,547)	(2,316,955)	(36,544)

Net change in contract owners’ equity	552,669	179,450	2,788	46,941	38,243	(749,347)	(4,530,719)	1,948,730
Contract owners’ equity beginning of period	179,450	-	82,437	35,496	2,069,222	2,818,569	10,397,230	8,448,500

Contract owners’ equity end of period	$732,119	179,450	85,225	82,437	2,107,465	2,069,222	5,866,511	10,397,230

CHANGES IN UNITS:
Beginning units	16,928	-	6,647	2,944	87,926	121,738	359,541	369,476
Units purchased	48,169	17,212	300	3,802	7,303	3,902	11,140	46,969
Units redeemed	(2,208)	(284)	(154)	(99)	(11,463)	(37,714)	(95,479)	(56,904)

Ending units	62,889	16,928	6,793	6,647	83,766	87,926	275,202	359,541

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWHA		WRASP		SVDF		SVOF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$82,303	(22,665)	14,313	13,923	(4,747)	(3,816)	(10,621)	776
Realized gain (loss) on investments	120,228	(819,688)	58,001	35,929	97,803	(23,395)	49,743	7,281
Change in unrealized gain (loss) on investments	(2,487,306)	3,741,769	(303,571)	127,401	(102,837)	164,339	(164,700)	386,307
Reinvested capital gains	163,917	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,120,858)	2,899,416	(231,257)	177,253	(9,781)	137,128	(125,578)	394,364

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	318,854	678,223	101,479	160,106	24,165	3,176	7,537	2,743
Transfers between funds	(261,972)	(775,648)	466,887	903,305	81,872	57,448	(23,352)	(211,824)
Surrenders (note 6)	(1,051,494)	(1,058,031)	(175,590)	(116,149)	(565)	(2)	(63,363)	(142,673)
Death Benefits (note 4)	(81,909)	(422,072)	(5,226)	-	(24,807)	(8,432)	(251,758)	(61,406)
Net policy repayments (loans) (note 5)	(19,853)	359,529	(14,760)	541	1,962	5,523	2,301	70,313
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(1,133)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(481,763)	(486,633)	(81,600)	(69,727)	(15,987)	(16,189)	(48,844)	(48,713)
Asset charges (note 3):
MSP contracts	(5,992)	(5,197)	(2,682)	(2,453)	-	-	-	-
SL contracts or LSFP contracts	(1,640)	(1,569)	-	-	(416)	(371)	(2,172)	(2,207)
Adjustments to maintain reserves	(4,678)	1,219	1	(62)	203	(24)	(1,065)	-

Net equity transactions	(1,590,447)	(1,710,179)	288,509	875,561	66,427	41,129	(381,849)	(393,767)

Net change in contract owners’ equity	(3,711,305)	1,189,237	57,252	1,052,814	56,646	178,257	(507,427)	597
Contract owners’ equity beginning of period	13,537,979	12,348,742	2,308,877	1,256,063	579,335	401,078	1,993,038	1,992,441

Contract owners’ equity end of period	$9,826,674	13,537,979	2,366,129	2,308,877	635,981	579,335	1,485,611	1,993,038

CHANGES IN UNITS:
Beginning units	244,410	289,923	178,931	105,313	26,745	24,731	108,947	134,539
Units purchased	8,229	10,909	41,369	93,965	5,450	4,035	1,412	1,596
Units redeemed	(38,332)	(56,422)	(21,740)	(20,347)	(2,199)	(2,021)	(25,069)	(27,188)

Ending units	214,307	244,410	198,560	178,931	29,996	26,745	85,290	108,947

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WFVSCG		NVAGF3		NVAGF6		CSIEF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,337)	(2,921)	3,564	3,712	-	587	23,085	(3,372)
Realized gain (loss) on investments	54,033	16,922	(6,636)	151	623	131	(73,105)	(6,487)
Change in unrealized gain (loss) on investments	(83,467)	78,194	377	(669)	(386)	(121)	(86,084)	95,939
Reinvested capital gains	-	-	5,065	1,647	-	264	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,771)	92,195	2,370	4,841	237	861	(136,104)	86,080

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,409	43,230	1,925	2,650	-	965	24,301	39,450
Transfers between funds	(186,797)	567,147	(71,896)	32,362	-	-	(696,329)	(166,183)
Surrenders (note 6)	(42,051)	(76,790)	(3,010)	-	-	-	(20,856)	(42,342)
Death Benefits (note 4)	-	-	-	-	(11,038)	-	(12,363)	(319)
Net policy repayments (loans) (note 5)	8,059	(940)	110	(74)	-	-	5,974	13,107
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(164)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,703)	(23,170)	(1,084)	(2,316)	(324)	(1,380)	(31,732)	(46,639)
Asset charges (note 3):
MSP contracts	(22)	(18)	-	-	-	-	(194)	(222)
SL contracts or LSFP contracts	-	-	-	-	(8)	(33)	(932)	(1,108)
Adjustments to maintain reserves	5	(1,411)	11	(9)	(3)	-	177	2,655

Net equity transactions	(224,100)	508,048	(73,944)	32,613	(11,373)	(448)	(732,118)	(201,601)

Net change in contract owners’ equity	(256,871)	600,243	(71,574)	37,454	(11,136)	413	(868,222)	(115,521)
Contract owners’ equity beginning of period	741,725	141,482	71,574	34,120	11,136	10,723	868,222	983,743

Contract owners’ equity end of period	$484,854	741,725	-	71,574	-	11,136	-	868,222

CHANGES IN UNITS:
Beginning units	44,714	10,757	5,842	2,998	905	939	76,928	97,341
Units purchased	2,047	41,543	405	3,159	-	85	2,320	3,665
Units redeemed	(15,948)	(7,586)	(6,247)	(315)	(905)	(119)	(79,248)	(24,078)

Ending units	30,813	44,714	-	5,842	-	905	-	76,928

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEF3		WIEP		WVCP		GVUS1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$434	361	-	-	-	(2)	-	10
Realized gain (loss) on investments	7,965	(9,012)	-	-	-	-	-	(19,872)
Change in unrealized gain (loss) on investments	(10,823)	7,983	-	-	-	-	-	25,166
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,424)	(668)	-	-	-	(2)	-	5,304

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	697	68	-	(38,946)	-	2,473	-	1,492
Transfers between funds	(73,267)	3,299	-	939	-	(219)	-	(127,362)
Surrenders (note 6)	-	1,805	-	(699)	-	-	-	(25,386)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	53	-	98	-	24,142
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(736)	(1,033)	-	127	-	158	-	(2,322)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	(84)
SL contracts or LSFP contracts	-	-	-	-	-	2	-	(18)
Adjustments to maintain reserves	(1)	(1)	-	38,526	-	(2,869)	-	5

Net equity transactions	(73,307)	4,138	-	-	-	(357)	-	(129,533)

Net change in contract owners’ equity	(75,731)	3,470	-	-	-	(359)	-	(124,229)
Contract owners’ equity beginning of period	75,731	72,261	-	-	-	359	-	124,229

Contract owners’ equity end of period	$-	75,731	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	5,113	5,406	-	-	-	34	-	10,618
Units purchased	48	-	-	67	-	-	-	182
Units redeemed	(5,161)	(293)	-	(67)	-	(34)	-	(10,800)

Ending units	-	5,113	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVUG1		SVIF		WSCP		JARLCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(770)	-	-	5,722	(23,734)	-	269
Realized gain (loss) on investments	-	(84,928)	-	-	(167,997)	119,496	-	2,584
Change in unrealized gain (loss) on investments	-	108,426	-	-	(238,025)	684,649	-	(1,918)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	22,728	-	-	(400,300)	780,411	-	935

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	21,555	-	-	340,273	417,005	-	(3,073)
Transfers between funds	-	(506,991)	-	-	(5,625,434)	(196,566)	-	(10,538)
Surrenders (note 6)	-	(13,537)	-	-	(282,947)	(586,124)	-	-
Death Benefits (note 4)	-	-	-	-	(14,572)	(99,723)	-	-
Net policy repayments (loans) (note 5)	-	(690)	-	-	5,641	212,043	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(3,990)	-	-	(340,107)	(425,538)	-	426
Asset charges (note 3):
MSP contracts	-	(25)	-	-	(1,865)	(2,105)	-	-
SL contracts or LSFP contracts	-	(50)	-	-	(925)	(1,144)	-	11
Adjustments to maintain reserves	-	13	-	-	(25,995)	194	-	4

Net equity transactions	-	(503,715)	-	-	(5,945,931)	(681,958)	-	(13,170)

Net change in contract owners’ equity	-	(480,987)	-	-	(6,346,231)	98,453	-	(12,235)
Contract owners’ equity beginning of period	-	480,987	-	-	6,346,231	6,247,778	-	12,235

Contract owners’ equity end of period	$-	-	-	-	-	6,346,231	-	-

CHANGES IN UNITS:
Beginning units	-	35,133	-	-	402,639	451,622	-	831
Units purchased	-	1,234	-	-	24,276	35,470	-	-
Units redeemed	-	(36,367)	-	-	(426,915)	(84,453)	-	(831)

Ending units	-	-	-	-	-	402,639	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVGU1		GVGF1		GVGH1		GVGHS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	5,026	-	805	-	147	-	914
Realized gain (loss) on investments	-	(281,799)	-	75,518	-	21,362	-	55,381
Change in unrealized gain (loss) on investments	-	246,468	-	(66,505)	-	(16,660)	-	(49,084)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(30,305)	-	9,818	-	4,849	-	7,211

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	7,703	-	10,950	-	4	-	25,932
Transfers between funds	-	(844,960)	-	(521,971)	-	(181,723)	-	(466,476)
Surrenders (note 6)	-	(4,595)	-	(32,913)	-	(1,399)	-	(29,981)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	43	-	1,521	-	(62)	-	17,520
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(11,716)	-	(6,333)	-	(2,554)	-	(9,251)
Asset charges (note 3):
MSP contracts	-	(78)	-	(16)	-	(43)	-	(11)
SL contracts or LSFP contracts	-	(206)	-	(58)	-	(10)	-	(132)
Adjustments to maintain reserves	-	-	-	9	-	(5)	-	8

Net equity transactions	-	(853,809)	-	(548,811)	-	(185,792)	-	(462,391)

Net change in contract owners’ equity	-	(884,114)	-	(538,993)	-	(180,943)	-	(455,180)
Contract owners’ equity beginning of period	-	884,114	-	538,993	-	180,943	-	455,180

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	51,570	-	40,536	-	13,805	-	41,718
Units purchased	-	543	-	924	-	-	-	1,162
Units redeemed	-	(52,113)	-	(41,460)	-	(13,805)	-	(42,880)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC		GGTC3		FALF		FVMOS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(646)	-	(744)	-	849	-	6,275
Realized gain (loss) on investments	-	52,062	-	106,386	-	(12,854)	-	(12,504)
Change in unrealized gain (loss) on investments	-	(45,360)	-	(90,155)	-	13,689	-	9,118
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	6,056	-	15,487	-	1,684	-	2,889

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(1)	-	65,274	-	552	-	334
Transfers between funds	-	(283,761)	-	(429,287)	-	(46,309)	-	(294,574)
Surrenders (note 6)	-	(26,102)	-	(110,556)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(3,491)	-	19,157	-	-	-	(6)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(3,394)	-	(10,691)	-	(176)	-	(2,319)
Asset charges (note 3):
MSP contracts	-	-	-	(46)	-	-	-	(92)
SL contracts or LSFP contracts	-	(7)	-	(44)	-	-	-	-
Adjustments to maintain reserves	-	1	-	1	-	(5)	-	9

Net equity transactions	-	(316,755)	-	(466,192)	-	(45,938)	-	(296,648)

Net change in contract owners’ equity	-	(310,699)	-	(450,705)	-	(44,254)	-	(293,759)
Contract owners’ equity beginning of period	-	310,699	-	450,705	-	44,254	-	293,759

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	101,553	-	35,759	-	3,932	-	29,005
Units purchased	-	312	-	2,977	-	49	-	44
Units redeemed	-	(101,865)	-	(38,736)	-	(3,981)	-	(29,049)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011
(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.
(b) The Contracts
Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.
With certain exceptions, contract owners may invest in the following:
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Value Series - Initial Class (MVFIC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VI (GVIX6)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class A (ALVGIA)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)
VP Income & Growth Fund - Class I (ACVIG)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
VP Value Fund - Class I (ACVV)*
VP Vista(SM) Fund - Class I (ACVVS1)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
VIP Fund - Contrafund Portfolio - Initial Class (FCP)*
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)*
VIP Fund - Growth Portfolio - Initial Class (FGP)
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Overseas Portfolio - Initial Class (FOP)
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
Balanced Portfolio - I Class Shares (AMBP)
Growth Portfolio - I Class Shares (AMTG)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
Partners Portfolio - I Class Shares (AMTP)
Regency Portfolio - S Class Shares (AMRS)
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Balanced Fund/VA - Non-Service Shares (OVMS)
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Non-Service Shares (OVHI)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
Putnam VT International Equity Fund - IB Shares (PVTIGB)
Putnam VT Voyager Fund - IB Shares (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
V.I. Basic Value Fund - Series I (AVBVI)
V.I. Capital Appreciation Fund - Series I (AVCA)
V.I. Capital Development Fund - Series I (AVCDI)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
WELLS FARGO FUNDS
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
*At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(g) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Policy Charges
(a) Deductions from Premiums
For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts the Company deducts a charge for state premium taxes equal to 2.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.50% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.50% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5.00% of each premium payment during the first ten years and 1.50% of each premium payment thereafter.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.50% of each premium payment during the first ten years and 6.00% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $1,909,964 and $2,089,838, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.
(b) Cost of Insurance
A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).
For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.
(c) Administrative Charges
An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.
For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:
Contracts issued prior to April 16, 1990:
Purchase payments totaling less than $25,000 – $10/month
Purchase payments totaling $25,000 or more – none
Contracts issued on or after April 16, 1990:
Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)
Purchase payments totaling $25,000 or more – $50/year
For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5.00 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5.00 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s Specified Amount is increased. The charge is equal $2.04 per year per $1,000 of the Specified Amount increase.
For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10.00 minimum.
For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000.00 basic coverage charge. For policy years one through ten the per policy charge is $10.00. Additionally, there is a $0.04 per $1,000.00 basic coverage charge (not less than $20.00 or more than $80.00 per policy per year). For policy years eleven and after, the per policy charge is $5.00. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10.00 or more than $40.00 per policy per year). For policies issued in New York the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000.00 basic coverage charge in policy year one only.
(d) Surrender Charges
Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.
For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a Specified Amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a Specified Amount each year. After the ninth year, the charge is 0.00%. However, if a policy’s Specified Amount increases, the amount of the increase will have a nine-year surrender charge period.
For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial Specified Amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a Specified Amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0.00%. However, if a policy’s Specified Amount increases, the amount of the increase will have the same nine-year surrender charge period.
For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a Specified Amount each year to 0.00% after the end of the ninth year.
The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.
The charges above are assessed against each contract by liquidating units.
(3) Asset Charges
The Company deducts a charge related to the assumption of mortality and expense risk.
For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For LSFP issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.
For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.
The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2011:

	Total	MLVGA2	DSIF	DSRG	JABS

Single Premium issue prior to April 16, 1990	$4,294	-	143	-	-
Single Premium issue after to April 16, 1990	476,377	-	20,397	1,382	-
Multiple Payment and Flexible Premium contracts	2,983,248	16,483	188,831	34,547	7,512
Variable Executive Life	11,007	-	624	-	-

Total	$3,474,926	16,483	209,995	35,929	7,512

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	3,722	-	1,242	-	13,489
Multiple Payment and Flexible Premium contracts	15,975	2,047	3,175	31,376	6,875
Variable Executive Life	20	-	-	51	-

Total	19,717	2,047	4,417	31,427	20,364

	MIGIC	MVFIC	MSVFI	MSEM	MSVRE

Single Premium issue prior to April 16, 1990	-	-	-	119	-
Single Premium issue after to April 16, 1990	-	-	-	2,464	11,120
Multiple Payment and Flexible Premium contracts	871	9,554	908	6,567	3
Variable Executive Life	-	-	-	16	-

Total	871	9,554	908	9,166	11,123

	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	7,332	-	-	-	-
Multiple Payment and Flexible Premium contracts	31,017	5,495	5,930	9,228	10,842
Variable Executive Life	198	5	-	5	21

Total	38,547	5,500	5,930	9,233	10,863

	GVAGI2	HIBF	HIBF3	GEM	GEM3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	5,157	-
Multiple Payment and Flexible Premium contracts	5,222	302	8,833	3,607	15,806
Variable Executive Life	5	-	-	-	40

Total	5,227	302	8,833	8,764	15,846

	GIG	GIG3	NVNMO1	NVNSR1	NVCRA1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	736	-	-	-	-
Multiple Payment and Flexible Premium contracts	2,597	19,585	67,858	1,199	767
Variable Executive Life	-	89	231	-	-

Total	3,333	19,674	68,089	1,199	767

	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,365	2,350	756	5,430	2,053
Variable Executive Life	-	-	-	-	-

Total	1,365	2,350	756	5,430	2,053

	NVCMC1	NVCBD1	NVLCP1	TRF	GBF

Single Premium issue prior to April 16, 1990	-	-	-	121	209
Single Premium issue after to April 16, 1990	-	979	-	10,620	17,563
Multiple Payment and Flexible Premium contracts	1,381	991	595	257,654	42,297
Variable Executive Life	-	-	47	700	6

Total	1,381	1,970	642	269,095	60,075

	CAF	GVIX6	GVIDA	NVDBL2	NVDCA2

Single Premium issue prior to April 16, 1990	$-	-	-	-	-
Single Premium issue after to April 16, 1990	2,495	-	116	-	-
Multiple Payment and Flexible Premium contracts	69,631	2,209	10,684	816	286
Variable Executive Life	121	-	-	-	-

Total	$72,247	2,209	10,800	816	286

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

Single Premium issue prior to April 16, 1990	-	-	-	-	4
Single Premium issue after to April 16, 1990	887	2,902	5,104	1,976	5,463
Multiple Payment and Flexible Premium contracts	4,178	19,844	25,342	12,388	22,444
Variable Executive Life	-	-	86	-	76

Total	5,065	22,746	30,532	14,364	27,987

	SAM	NVMIG3	GVDIVI	GVDIV3	NVMLG1

Single Premium issue prior to April 16, 1990	406	-	-	-	-
Single Premium issue after to April 16, 1990	34,972	58	-	-	1,869
Multiple Payment and Flexible Premium contracts	73,227	24,683	1,005	2,779	6,852
Variable Executive Life	1,078	-	-	-	-

Total	109,683	24,741	1,005	2,779	8,721

	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF

Single Premium issue prior to April 16, 1990	-	-	-	8	153
Single Premium issue after to April 16, 1990	816	860	427	7,067	6,152
Multiple Payment and Flexible Premium contracts	5,561	155,678	109,887	5,222	19,718
Variable Executive Life	-	294	4	15	36

Total	6,377	156,832	110,318	12,312	26,059

	SCF	MSBF	NVSTB2	NVOLG1	NVTIV3

Single Premium issue prior to April 16, 1990	110	-	-	-	-
Single Premium issue after to April 16, 1990	4,062	2,772	-	30,657	-
Multiple Payment and Flexible Premium contracts	84,724	6,024	2,660	223,588	370
Variable Executive Life	957	-	-	902	-

Total	89,853	8,796	2,660	255,147	370

	EIF	NVRE1	ALVGIA	ALVSVA	ACVB

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	2,061	-	-	6,569
Multiple Payment and Flexible Premium contracts	3,380	46,973	1,230	5,548	15,873
Variable Executive Life	-	163	-	-	-

Total	3,380	49,197	1,230	5,548	22,442

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1

Single Premium issue prior to April 16, 1990	140	-	-	5	-
Single Premium issue after to April 16, 1990	11,419	887	-	3,707	-
Multiple Payment and Flexible Premium contracts	130	6,708	8,375	103	6,980
Variable Executive Life	-	68	110	-	-

Total	11,689	7,663	8,485	3,815	6,980

	ACVU1	DVSCS	DCAP	DSC	DGI

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	138	3,157	7,912	-	1,071
Multiple Payment and Flexible Premium contracts	-	6,242	16,316	1,362	5,679
Variable Executive Life	-	-	-	-	17

Total	138	9,399	24,228	1,362	6,767

	FVCA2P	FQB	FEIP	FHIP	FAMP

Single Premium issue prior to April 16, 1990	-	-	654	248	222
Single Premium issue after to April 16, 1990	-	2,538	34,940	14,325	23,335
Multiple Payment and Flexible Premium contracts	491	6,054	185,229	45,351	61,553
Variable Executive Life	-	-	1,171	250	42

Total	$491	8,592	221,994	60,174	85,152

	FCP	FNRS2	FF10S	FF20S	FF30S

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	80	18,695	1,585	4,991	5,191
Variable Executive Life	-	49	147	-	-

Total	80	18,744	1,732	4,991	5,191

	FGP	FHIPR	FIGBS	FMCS	FOP

Single Premium issue prior to April 16, 1990	743	-	-	-	239
Single Premium issue after to April 16, 1990	39,830	-	-	-	12,243
Multiple Payment and Flexible Premium contracts	265,211	19,876	21,917	42,285	28,437
Variable Executive Life	1,739	74	29	21	26

Total	307,523	19,950	21,946	42,306	40,945

	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	1,360	-	-	-
Multiple Payment and Flexible Premium contracts	21,414	3,734	6,040	15,787	17,590
Variable Executive Life	42	-	-	-	-

Total	21,456	5,094	6,040	15,787	17,590

	FTVDM3	TIF	TIF3	FTVGI3	FTVFA2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	7,805	1,468	5,868	15,812	470
Variable Executive Life	16	-	-	117	-

Total	7,821	1,468	5,868	15,929	470

	AMTB	AMBP	AMTG	AMGP	AMTP

Single Premium issue prior to April 16, 1990	65	-	452	-	-
Single Premium issue after to April 16, 1990	6,152	-	8,468	962	5,007
Multiple Payment and Flexible Premium contracts	7,862	218	144	-	14
Variable Executive Life	73	-	-	-	-

Total	14,152	218	9,064	962	5,021

	AMFAS	AMSRS	OVMS	OVB	OVGS3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	7,503	5,173	-
Multiple Payment and Flexible Premium contracts	654	2,817	28,407	21,664	39,686
Variable Executive Life	22	-	7	-	292

Total	676	2,817	35,917	26,837	39,978

	OVGS	OVHI3	OVHI	OVGI	OVSC

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	10,048	-	-	235	-
Multiple Payment and Flexible Premium contracts	70,333	597	218	3,990	4,130
Variable Executive Life	560	-	-	-	-

Total	80,941	597	218	4,225	4,130

	OVAG	PMVFBA	PMVLDA	PMVTRA	PVGIB

Single Premium issue prior to April 16, 1990	$-	-	-	-	-
Single Premium issue after to April 16, 1990	1,644	-	-	-	-
Multiple Payment and Flexible Premium contracts	4,382	3,933	10,464	417	562
Variable Executive Life	-	17	31	-	-

Total	$6,026	3,950	10,495	417	562

	PVTIGB	PVTVB	AVCA	AVCDI	TRHS2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,148	3,789	350	847	2,385
Variable Executive Life	-	-	-	-	-

Total	1,148	3,789	350	847	2,385

	VWBF	VWEM	VWHA	WRASP	SVDF

Single Premium issue prior to April 16, 1990	118	-	-	-	-
Single Premium issue after to April 16, 1990	7,518	9,308	21,621	-	4,747
Multiple Payment and Flexible Premium contracts	6,696	30,279	49,036	11,831	-
Variable Executive Life	56	52	126	-	-

Total	14,388	39,639	70,783	11,831	4,747

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	SVOF	WFVSCG	NVAGF3	CSIEF3	GEF3

Single Premium issue prior to April 16, 1990	135	-	-	-	-
Single Premium issue after to April 16, 1990	13,136	-	-	2,020	-
Multiple Payment and Flexible Premium contracts	68	3,324	148	1,337	242
Variable Executive Life	-	13	-	-	-

Total	13,339	3,337	148	3,357	242

	WSCP

Single Premium issue prior to April 16, 1990	-
Single Premium issue after to April 16, 1990	2,485
Multiple Payment and Flexible Premium contracts	25,759
Variable Executive Life	50

Total	28,294

(4) Death Benefits
Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.
(5) Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.
At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.
(6) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $21,317,891 and $32,158,962, respectively, and total transfers from the Account to the fixed account were $24,466,331 and $23,402,337, respectively.
(7) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$589,371,724	$0	$0	$589,371,724
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$1,851,141	$1,530,516
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,786,885	5,817,783
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	219,069	583,255

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	889,396	411,818
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	500,293	1,719,460
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	356,618	393,829
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	278,825	455,340
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	902,622	2,191,147
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	241,062	1,270,836
Investors Growth Stock Series - Initial Class (MIGIC)	17,012	17,415
Value Series - Initial Class (MVFIC)	391,769	383,831
Core Plus Fixed Income Portfolio - Class I (MSVFI)	69,860	26,218
Emerging Markets Debt Portfolio - Class I (MSEM)	509,546	1,121,272
U.S. Real Estate Portfolio - Class I (MSVRE)	886,965	573,892
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	638,674	1,624,554
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	150,946	298,051
American Funds NVIT Bond Fund - Class II (GVABD2)	74,659	166,536
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	288,707	391,340
American Funds NVIT Growth Fund - Class II (GVAGR2)	240,908	608,125
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	76,533	75,189
Federated NVIT High Income Bond Fund - Class I (HIBF)	12,396	23,207
Federated NVIT High Income Bond Fund - Class III (HIBF3)	545,445	424,405
NVIT Emerging Markets Fund - Class I (GEM)	92,743	437,422
NVIT Emerging Markets Fund - Class III (GEM3)	319,252	635,410
NVIT International Equity Fund - Class I (GIG)	52,291	210,117
NVIT International Equity Fund - Class III (GIG3)	468,111	521,666
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	506,268	1,854,867
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	295,371	81,142
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	66,353	13,050
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	62,979	145,229
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	138,369	94,046
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	124,583	289,296
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	228,960	335,929
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	149,529	47,307
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	163,636	314,563
NVIT Core Bond Fund - Class I (NVCBD1)	551,799	349,802
NVIT Core Plus Bond Fund - Class I (NVLCP1)	200,698	127,975
NVIT Fund - Class I (TRF)	592,396	4,491,022
NVIT Government Bond Fund - Class I (GBF)	1,046,869	2,035,357
American Century NVIT Growth Fund - Class I (CAF)	1,123,187	1,894,780
NVIT International Index Fund - Class VI (GVIX6)	624,366	528,077
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	98,090	417,307
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	27,648	177,916
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	104,411	26,499
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	186,741	167,821
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	787,781	714,001
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	226,805	624,944
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	455,270	765,523
NVIT Mid Cap Index Fund - Class I (MCIF)	1,839,104	1,953,272
NVIT Money Market Fund - Class I (SAM)	21,063,602	16,461,332
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	251,538	693,435
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	3,043	110,191
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	132,257	378,591
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	290,091	562,344
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	557,797	923,645
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	575,050	3,547,568
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	271,569	2,003,483
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,523,215	1,062,755
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	822,530	1,537,778
NVIT Multi-Manager Small Company Fund - Class I (SCF)	383,918	2,744,566
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,550,721	986,244
NVIT Short Term Bond Fund - Class II (NVSTB2)	662,150	729,987
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,197,709	9,945,274
Templeton NVIT International Value Fund - Class III (NVTIV3)	48,054	34,937
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	70,108	190,060
NVIT Real Estate Fund - Class I (NVRE1)	1,429,228	1,933,488
VPS Growth and Income Portfolio - Class A (ALVGIA)	122,839	90,673
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	157,022	374,876
VP Balanced Fund - Class I (ACVB)	268,441	544,373
VP Capital Appreciation Fund - Class I (ACVCA)	66,131	244,332
VP Income & Growth Fund - Class I (ACVIG)	329,729	467,399
VP Inflation Protection Fund - Class II (ACVIP2)	907,252	440,843
VP International Fund - Class I (ACVI)	32,701	201,377
VP International Fund - Class III (ACVI3)	26,842	32,519
VP Mid Cap Value Fund - Class I (ACVMV1)	809,970	701,551
VP Ultra(R) Fund - Class I (ACVU1)	51,923	45,924
VP Value Fund - Class I (ACVV)	533	548
VP Vista(SM) Fund - Class I (ACVVS1)	13,732	18,877
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,007,265	844,597
Appreciation Portfolio - Initial Shares (DCAP)	2,247,926	1,222,646
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	107,617	90,627
Growth and Income Portfolio - Initial Shares (DGI)	81,532	344,516
Capital Appreciation Fund II - Primary Shares (FVCA2P)	10,173	150,641
Quality Bond Fund II - Primary Shares (FQB)	725,295	345,946
Equity-Income Portfolio - Initial Class (FEIP)	1,255,482	6,202,044
High Income Portfolio - Initial Class (FHIP)	1,416,198	2,534,727
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	790,765	2,065,237
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	2,657	20,089
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	756,423	1,073,257
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	140,024	41,705
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	91,456	174,426
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	147,660	78,292
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	1,901	2,040

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Growth Portfolio - Initial Class (FGP)	1,203,771	8,471,778
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	1,055,358	841,641
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	860,875	901,248
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	520,354	1,595,809
VIP Fund - Overseas Portfolio - Initial Class (FOP)	238,610	1,532,101
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	649,288	1,374,986
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	65,677	299,178
Franklin Income Securities Fund - Class 2 (FTVIS2)	612,667	399,083
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,654,924	947,781
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	386,450	793,924
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	318,514	460,801
Templeton Foreign Securities Fund - Class 1 (TIF)	5,546	45,266
Templeton Foreign Securities Fund - Class 3 (TIF3)	286,583	277,669
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,012,514	538,589
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	82,314	25,759
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	631,088	421,802
Balanced Portfolio - I Class Shares (AMBP)	3,038	3,476
Growth Portfolio - I Class Shares (AMTG)	59,685	283,283
Guardian Portfolio - I Class Shares (AMGP)	143,689	184,642
International Portfolio - S Class Shares (AMINS)	15,509	57
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	1,473	53
Partners Portfolio - I Class Shares (AMTP)	133,106	396,309
Regency Portfolio - S Class Shares (AMRS)	26,438	4,097
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	396,808	51,489
Socially Responsive Portfolio - I Class Shares (AMSRS)	158,804	50,946
Balanced Fund/VA - Non-Service Shares (OVMS)	233,584	696,328
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	64	245
Core Bond Fund/VA - Non-Service Shares (OVB)	887,623	1,307,965
Global Securities Fund/VA - Class 3 (OVGS3)	527,264	1,004,137
Global Securities Fund/VA - Non-Service Shares (OVGS)	244,892	2,972,484
High Income Fund/VA - Class 3 (OVHI3)	57,785	124,340
High Income Fund/VA - Non-Service Shares (OVHI)	8,106	12,261
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	95,735	191,128
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	461,162	529,168
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,108,039	1,067,969
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	528,470	373,527
Low Duration Portfolio - Administrative Class (PMVLDA)	1,518,912	1,481,029
Total Return Portfolio - Administrative Class (PMVTRA)	487,855	160,815
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	34,483	72,730
Putnam VT International Equity Fund - IB Shares (PVTIGB)	87,020	176,338
Putnam VT Voyager Fund - IB Shares (PVTVB)	376,695	545,006
V.I. Basic Value Fund - Series I (AVBVI)	1,886	16,795
V.I. Capital Appreciation Fund - Series I (AVCA)	5,112	79,180
V.I. Capital Development Fund - Series I (AVCDI)	50,807	66,525
Blue Chip Growth Portfolio - II (TRBCG2)	-	121
Equity Income Portfolio - II (TREI2)	1	127
Health Sciences Portfolio - II (TRHS2)	854,627	280,347
Limited-Term Bond Portfolio - II (TRLT2)	6,182	1,870
VIP Trust - Global Bond Fund: Initial Class (VWBF)	494,351	414,087
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	857,482	3,123,450
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	1,541,352	2,899,193
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	1,117,619	814,801
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	446,377	384,106
Advantage VT Opportunity Fund - Class 2 (SVOF)	113,953	514,154
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	171,822	399,290
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	40,798	106,122
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)	-	11,370
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)	55,851	761,816
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	25,821	98,691
U.S. Equity Flex I Portfolio(obsolete) (WSCP)	145,933	6,086,126

Total	$86,975,756	$148,237,527

(8) Financial Highlights
The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2011	0.00%	16,561	$12.900807	$213,650	2.10%	-3.63%
2011	0.50%	195,667	12.730054	2,490,851	2.10%	-4.11%
2011	0.80%	32,253	12.628697	407,313	2.10%	-4.39%
2010	0.00%	18,901	13.386468	253,018	1.39%	9.88%
2010	0.50%	186,041	13.275367	2,469,763	1.39%	9.33%
2010	0.80%	27,324	13.209155	360,927	1.39%	9.01%
2009	0.00%	11,131	12.182592	135,604	2.53%	21.83%	5/1/2009
2009	0.50%	65,483	12.142000	795,095	2.53%	21.42%	5/1/2009
2009	0.80%	9,208	12.117715	111,580	2.53%	21.18%	5/1/2009
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.00%	242,229	24.472264	5,927,892	1.81%	1.88%
2011	0.50%	801,833	32.836419	26,329,324	1.81%	1.37%
2011	0.80%	201,415	31.715171	6,387,911	1.81%	1.07%
2011	1.00%	192,956	9.427090	1,819,014	1.81%	0.87%
2011	1.30%	1	28.950048	29	1.81%	0.56%
2010	0.00%	283,297	24.021269	6,805,153	1.83%	14.84%
2010	0.50%	880,255	32.392494	28,513,655	1.83%	14.27%
2010	0.80%	231,031	31.380193	7,249,797	1.83%	13.92%
2010	1.00%	227,384	9.346157	2,125,167	1.83%	13.70%
2010	1.30%	1	28.787558	29	1.83%	13.36%
2009	0.00%	340,061	20.917605	7,113,262	2.10%	26.33%
2009	0.50%	917,137	28.348457	25,999,419	2.10%	25.70%
2009	0.80%	259,068	27.544961	7,136,018	2.10%	25.33%
2009	1.00%	262,346	8.220290	2,156,560	2.10%	25.08%
2009	1.30%	1	25.395713	25	2.10%	24.70%
2008	0.00%	383,007	16.557351	6,341,581	2.05%	-37.14%
2008	0.50%	952,613	22.551717	21,483,059	2.05%	-37.46%
2008	0.80%	384,851	21.978365	8,458,396	2.05%	-37.64%
2008	1.00%	321,585	6.572170	2,113,511	2.05%	-37.77%
2007	0.00%	420,020	26.340376	11,063,485	1.70%	5.26%
2007	0.50%	950,264	36.056885	34,263,560	1.70%	4.73%
2007	0.80%	618,332	35.246027	21,793,746	1.70%	4.41%
2007	1.00%	340,954	10.560744	3,600,728	1.70%	4.20%
2007	1.30%	6	32.822912	197	1.70%	3.89%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.00%	21,010	19.616581	412,144	0.89%	0.90%
2011	0.50%	108,447	27.906384	3,026,364	0.89%	0.40%
2011	0.80%	82,025	26.952830	2,210,806	0.89%	0.10%
2011	1.00%	25,610	7.120901	182,366	0.89%	-0.10%
2010	0.00%	22,495	19.441383	437,334	0.87%	14.82%
2010	0.50%	113,089	27.795479	3,143,363	0.87%	14.24%
2010	0.80%	92,318	26.926201	2,485,773	0.87%	13.90%
2010	1.00%	17,088	7.128076	121,805	0.87%	13.67%
2009	0.00%	25,239	16.932768	427,366	0.97%	33.76%
2009	0.50%	124,121	24.330103	3,019,877	0.97%	33.09%
2009	0.80%	100,952	23.639940	2,386,499	0.97%	32.69%
2009	1.00%	17,511	6.270634	109,805	0.97%	32.42%
2008	0.00%	26,451	12.659521	334,857	0.76%	-34.42%
2008	0.50%	136,568	18.281160	2,496,621	0.76%	-34.75%
2008	0.80%	117,793	17.815941	2,098,593	0.76%	-34.95%
2008	1.00%	19,389	4.735242	91,812	0.76%	-35.08%
2007	0.00%	29,132	19.305130	562,397	0.53%	7.79%
2007	0.50%	133,118	28.017912	3,729,688	0.53%	7.25%
2007	0.80%	147,566	27.387135	4,041,410	0.53%	6.92%
2007	1.00%	20,698	7.293750	150,966	0.53%	6.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.00%	3,796	$18.090668	$68,672	2.42%	1.35%
2011	0.50%	84,060	17.323728	1,456,233	2.42%	0.85%
2011	0.80%	5,460	16.879234	92,161	2.42%	0.55%
2010	0.00%	4,409	17.848881	78,696	2.53%	8.12%
2010	0.50%	63,353	17.177664	1,088,257	2.53%	7.58%
2010	0.80%	4,368	16.787086	73,326	2.53%	7.26%
2009	0.00%	4,468	16.508530	73,760	2.97%	25.58%
2009	0.50%	59,924	15.967283	956,823	2.97%	24.96%
2009	0.80%	4,174	15.651080	65,328	2.97%	24.58%
2008	0.00%	1,888	13.145664	24,819	2.61%	-16.06%
2008	0.50%	29,964	12.778352	382,891	2.61%	-16.48%
2008	0.80%	3,187	12.562910	40,038	2.61%	-16.73%
2007	0.00%	624	15.660699	9,772	1.92%	10.29%
2007	0.50%	13,348	15.299488	204,218	1.92%	9.73%
2007	0.80%	3,168	15.086774	47,795	1.92%	9.40%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.00%	61,290	9.999175	612,849	0.23%	-6.94%
2011	0.50%	204,085	9.432470	1,925,026	0.23%	-7.40%
2011	0.80%	51,667	9.108015	470,584	0.23%	-7.68%
2011	1.00%	37,117	9.291820	344,884	0.23%	-7.87%
2010	0.00%	64,750	10.745026	695,740	0.22%	6.48%
2010	0.50%	295,574	10.186784	3,010,948	0.22%	5.95%
2010	0.80%	60,260	9.865878	594,518	0.22%	5.63%
2010	1.00%	54,095	10.085087	545,553	0.22%	5.42%
2009	0.00%	75,049	10.091229	757,337	0.01%	46.01%
2009	0.50%	369,606	9.614858	3,553,709	0.01%	45.29%
2009	0.80%	66,045	9.339933	616,856	0.01%	44.85%
2009	1.00%	57,975	9.566552	554,621	0.01%	44.56%
2008	0.00%	66,848	6.911095	461,993	0.01%	-44.31%
2008	0.50%	285,769	6.617843	1,891,174	0.01%	-44.59%
2008	0.80%	70,867	6.447916	456,944	0.01%	-44.75%
2008	1.00%	25,926	6.617584	171,567	0.01%	-44.86%
2007	0.00%	51,646	12.409688	640,911	0.19%	36.63%
2007	0.50%	198,870	11.942871	2,375,079	0.19%	35.95%
2007	0.80%	84,802	11.671311	989,751	0.19%	35.54%
2007	1.00%	22,756	12.002478	273,128	0.19%	35.27%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.00%	634	10.352942	6,564	0.00%	-8.81%
2011	0.50%	29,181	10.267311	299,610	0.00%	-9.26%
2011	0.80%	2,499	10.216274	25,530	0.00%	-9.53%
2010	0.00%	124	11.352948	1,408	0.00%	13.53%	5/3/2010
2010	0.50%	33,970	11.315395	384,384	0.00%	13.15%	5/3/2010
2010	0.80%	2,165	11.292929	24,449	0.00%	12.93%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.00%	59,113	$ 5.405987	$ 319,564	0.00%	-8.66%
2011	0.50%	83,027	5.099493	423,396	0.00%	-9.11%
2011	0.80%	13,985	4.923995	68,862	0.00%	-9.38%
2011	1.00%	16,819	5.043000	84,818	0.00%	-9.56%
2010	0.00%	64,558	5.918354	382,077	0.00%	24.40%
2010	0.50%	100,059	5.610750	561,406	0.00%	23.78%
2010	0.80%	17,459	5.433907	94,871	0.00%	23.41%
2010	1.00%	22,621	5.576370	126,143	0.00%	23.16%
2009	0.00%	72,366	4.757691	344,295	0.00%	56.90%
2009	0.50%	214,031	4.532982	970,199	0.00%	56.11%
2009	0.80%	27,209	4.403280	119,809	0.00%	55.65%
2009	1.00%	41,272	4.527754	186,869	0.00%	55.34%
2008	0.00%	53,775	3.032378	163,066	0.09%	-43.97%
2008	0.50%	125,263	2.903630	363,717	0.09%	-44.25%
2008	0.80%	36,446	2.829026	103,107	0.09%	-44.42%
2008	1.00%	14,544	2.914815	42,393	0.09%	-44.53%
2007	0.00%	53,308	5.412137	288,510	0.37%	21.70%
2007	0.50%	126,802	5.208409	660,437	0.37%	21.09%
2007	0.80%	63,600	5.089898	323,718	0.37%	20.72%
2007	1.00%	21,732	5.254782	114,197	0.37%	20.48%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.00%	12,274	10.783470	132,356	0.35%	-32.33%
2011	0.50%	327,060	10.482039	3,428,256	0.35%	-32.67%
2011	0.80%	56,163	10.305239	578,773	0.35%	-32.87%
2010	0.00%	20,565	15.936367	327,731	0.52%	25.03%
2010	0.50%	397,289	15.568534	6,185,207	0.52%	24.41%
2010	0.80%	72,914	15.351937	1,119,371	0.52%	24.03%
2009	0.00%	13,452	12.746144	171,461	0.43%	79.07%
2009	0.50%	382,278	12.514261	4,783,927	0.43%	78.18%
2009	0.80%	69,416	12.377175	859,174	0.43%	77.65%
2008	0.00%	13,505	7.117893	96,127	2.89%	-52.21%
2008	0.50%	335,798	7.023415	2,358,449	2.89%	-52.45%
2008	0.80%	67,272	6.967336	468,707	2.89%	-52.59%
2007	0.00%	20,534	14.893765	305,829	0.50%	28.07%
2007	0.50%	326,560	14.770042	4,823,305	0.50%	27.43%
2007	0.80%	79,558	14.696304	1,169,209	0.50%	27.05%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.00%	40,409	12.935745	522,721	0.40%	-32.34%
2011	0.50%	60,202	12.202589	734,620	0.40%	-32.67%
2011	0.80%	12,846	11.782833	151,362	0.40%	-32.88%
2011	1.00%	60,882	12.659656	770,745	0.40%	-33.01%
2010	0.00%	50,895	19.117945	973,008	0.55%	25.02%
2010	0.50%	68,702	18.124805	1,245,210	0.55%	24.39%
2010	0.80%	17,122	17.553917	300,558	0.55%	24.02%
2010	1.00%	102,765	18.897953	1,942,048	0.55%	23.77%
2009	0.00%	45,724	15.292392	699,229	0.41%	79.07%
2009	0.50%	85,296	14.570522	1,242,807	0.41%	78.18%
2009	0.80%	21,214	14.153914	300,261	0.41%	77.65%
2009	1.00%	100,674	15.268085	1,537,099	0.41%	77.29%
2008	0.00%	64,411	8.539839	550,060	2.75%	-52.23%
2008	0.50%	100,327	8.177488	820,423	2.75%	-52.47%
2008	0.80%	34,313	7.967521	273,390	2.75%	-52.61%
2008	1.00%	33,535	8.611907	288,800	2.75%	-52.71%
2007	0.00%	65,132	17.876194	1,164,312	0.43%	28.02%
2007	0.50%	103,560	17.203858	1,781,632	0.43%	27.38%
2007	0.80%	63,014	16.812702	1,059,436	0.43%	26.99%
2007	1.00%	47,972	18.208982	873,521	0.43%	26.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.00%	884	$ 15.796502	$ 13,964	0.55%	0.58%
2011	0.50%	8,677	15.126718	131,255	0.55%	0.08%
2011	0.80%	1,613	14.738500	23,773	0.55%	-0.22%
2010	0.00%	897	15.705759	14,088	0.50%	12.47%
2010	0.50%	8,710	15.115038	131,652	0.50%	11.91%
2010	0.80%	1,611	14.771276	23,797	0.50%	11.58%
2009	0.00%	844	13.963862	11,785	0.67%	39.55%
2009	0.50%	15,623	13.505951	211,003	0.67%	38.86%
2009	0.80%	2,002	13.238396	26,503	0.67%	38.44%
2008	0.00%	784	10.006089	7,845	0.56%	-36.87%
2008	0.50%	10,324	9.726449	100,416	0.56%	-37.19%
2008	0.80%	4,133	9.562409	39,521	0.56%	-37.38%
2007	0.00%	760	15.850552	12,046	0.34%	11.36%
2007	0.50%	10,876	15.485007	168,415	0.34%	10.80%
2007	0.80%	3,892	15.269711	59,430	0.34%	10.47%
Value Series - Initial Class (MVFIC)
2011	0.00%	10,143	18.226114	184,867	1.48%	-0.30%
2011	0.50%	92,819	17.453308	1,619,999	1.48%	-0.80%
2011	0.80%	7,870	17.005440	133,833	1.48%	-1.10%
2010	0.00%	10,028	18.281385	183,326	1.49%	11.53%
2010	0.50%	94,055	17.593817	1,654,786	1.49%	10.98%
2010	0.80%	8,354	17.193742	143,637	1.49%	10.65%
2009	0.00%	9,300	16.390924	152,436	1.34%	22.71%
2009	0.50%	85,805	15.853449	1,360,305	1.34%	22.10%
2009	0.80%	8,888	15.539458	138,115	1.34%	21.74%
2008	0.00%	10,025	13.356934	133,903	0.99%	-32.58%
2008	0.50%	98,196	12.983695	1,274,947	0.99%	-32.92%
2008	0.80%	8,253	12.764787	105,348	0.99%	-33.12%
2007	0.00%	9,498	19.812092	188,175	0.91%	7.91%
2007	0.50%	49,510	19.355242	958,278	0.91%	7.37%
2007	0.80%	9,924	19.086229	189,412	0.91%	7.04%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.00%	5,195	13.569488	70,493	3.62%	5.65%
2011	0.50%	10,523	12.994186	136,738	3.62%	5.12%
2011	0.80%	2,121	12.660760	26,853	3.62%	4.81%
2010	0.00%	1,267	12.844145	16,274	6.62%	7.14%
2010	0.50%	11,622	12.361057	143,660	6.62%	6.61%
2010	0.80%	2,208	12.079951	26,673	6.62%	6.29%
2009	0.00%	1,129	11.987667	13,534	4.15%	9.64%
2009	0.50%	14,932	11.594606	173,131	4.15%	9.10%
2009	0.80%	2,681	11.364963	30,469	4.15%	8.77%
2008	0.00%	6,559	10.933218	71,711	4.73%	-10.20%
2008	0.50%	60,672	10.627725	644,805	4.73%	-10.65%
2008	0.80%	4,469	10.448514	46,694	4.73%	-10.92%
2007	0.00%	1,932	12.175696	23,523	3.05%	5.45%
2007	0.50%	34,752	11.894818	413,369	3.05%	4.92%
2007	0.80%	10,704	11.729400	125,551	3.05%	4.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.00%	6,472	$ 29.707233	$ 192,265	3.16%	7.03%
2011	0.50%	34,581	27.552804	952,804	3.16%	6.50%
2011	0.80%	6,431	26.461901	170,176	3.16%	6.18%
2011	1.00%	9,433	26.320970	248,286	3.16%	5.97%
2010	0.00%	14,151	27.755292	392,765	3.44%	9.74%
2010	0.50%	49,756	25.871094	1,287,242	3.44%	9.20%
2010	0.80%	7,575	24.921222	188,778	3.44%	8.87%
2010	1.00%	10,356	24.837987	257,222	3.44%	8.65%
2009	0.00%	12,742	25.290832	322,256	8.37%	30.21%
2009	0.50%	47,197	23.692027	1,118,193	8.37%	29.56%
2009	0.80%	7,957	22.890693	182,141	8.37%	29.17%
2009	1.00%	10,375	22.859877	237,171	8.37%	28.91%
2008	0.00%	13,545	19.423315	263,089	7.05%	-14.98%
2008	0.50%	55,882	18.286566	1,021,890	7.05%	-15.40%
2008	0.80%	10,382	17.721099	183,980	7.05%	-15.65%
2008	1.00%	6,634	17.732649	117,638	7.05%	-15.82%
2007	0.00%	11,312	22.844597	258,418	7.41%	6.53%
2007	0.50%	69,830	21.615486	1,509,409	7.41%	6.00%
2007	0.80%	20,760	21.010045	436,169	7.41%	5.68%
2007	1.00%	7,184	21.065858	151,337	7.41%	5.47%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.00%	9,460	54.593503	516,455	0.97%	5.92%
2011	0.80%	7	53.276522	373	0.97%	5.08%
2011	1.00%	46,749	27.548115	1,287,847	0.97%	4.87%
2010	0.00%	12,054	51.542559	621,294	2.16%	29.96%
2010	0.80%	7	50.702174	355	2.16%	28.93%
2010	1.00%	32,923	26.269333	864,865	2.16%	28.67%
2009	0.00%	15,029	39.660220	596,053	5.11%	28.36%
2009	0.80%	7	39.326304	275	5.11%	27.33%
2009	1.00%	36,695	20.416080	749,168	5.11%	27.08%
2008	0.00%	35,291	30.898769	1,090,448	3.46%	-37.89%
2008	0.50%	164,177	31.774120	5,216,580	3.46%	-38.20%
2008	0.80%	48,939	30.885042	1,511,483	3.46%	-38.39%
2008	1.00%	41,815	16.065985	671,799	3.46%	-38.51%
2007	0.00%	38,256	49.750947	1,903,272	1.10%	-17.07%
2007	0.50%	173,362	51.418211	8,913,964	1.10%	-17.49%
2007	0.80%	84,232	50.130463	4,222,589	1.10%	-17.74%
2007	1.00%	39,508	26.129688	1,032,332	1.10%	-17.90%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.00%	75,881	14.348277	1,088,762	1.63%	0.65%
2011	0.50%	321,145	14.158408	4,546,902	1.63%	0.15%
2011	0.80%	64,614	14.045709	907,549	1.63%	-0.15%
2011	1.00%	52,825	13.971078	738,022	1.63%	-0.35%
2010	0.00%	96,307	14.256071	1,372,959	1.92%	13.46%
2010	0.50%	370,983	14.137798	5,244,883	1.92%	12.90%
2010	0.80%	73,607	14.067316	1,035,453	1.92%	12.56%
2010	1.00%	50,951	14.020534	714,360	1.92%	12.34%
2009	0.00%	929	12.564442	11,672	0.89%	25.64%	5/1/2009
2009	0.50%	552	12.522611	6,912	0.89%	25.23%	5/1/2009
2009	0.80%	4	12.497580	50	0.89%	24.98%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.00%	5,660	$ 10.979437	$ 62,144	1.43%	0.93%
2011	0.50%	70,814	10.672693	755,776	1.43%	0.43%
2011	0.80%	15,136	10.492803	158,819	1.43%	0.13%
2010	0.00%	6,984	10.878393	75,975	1.51%	12.02%
2010	0.50%	84,386	10.627363	896,801	1.51%	11.46%
2010	0.80%	14,478	10.479549	151,723	1.51%	11.13%
2009	0.00%	6,425	9.711378	62,396	0.08%	23.41%
2009	0.50%	92,676	9.534796	883,647	0.08%	22.80%
2009	0.80%	14,397	9.430409	135,770	0.08%	22.43%
2008	0.00%	17,836	7.868935	140,350	2.61%	-29.78%
2008	0.50%	90,933	7.764576	706,056	2.61%	-30.13%
2008	0.80%	11,719	7.702635	90,267	2.61%	-30.34%
2007	0.00%	18,106	11.205324	202,884	2.56%	6.14%
2007	0.50%	52,982	11.112234	588,748	2.56%	5.61%
2007	0.80%	17,818	11.056758	197,009	2.56%	5.29%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.00%	5,942	12.292646	73,043	2.31%	5.72%
2011	0.50%	89,002	11.949408	1,063,521	2.31%	5.20%
2011	0.80%	6,129	11.748041	72,004	2.31%	4.88%
2010	0.00%	6,068	11.627184	70,554	2.07%	5.99%
2010	0.50%	96,320	11.359007	1,094,100	2.07%	5.46%
2010	0.80%	8,644	11.201040	96,822	2.07%	5.15%
2009	0.00%	7,087	10.970085	77,745	0.35%	12.15%
2009	0.50%	122,112	10.770767	1,315,240	0.35%	11.59%
2009	0.80%	9,442	10.652882	100,585	0.35%	11.26%
2008	0.00%	6,155	9.781713	60,206	5.27%	-9.87%
2008	0.50%	104,841	9.652092	1,011,935	5.27%	-10.32%
2008	0.80%	9,151	9.575122	87,622	5.27%	-10.59%
2007	0.00%	6,166	10.853118	66,920	8.87%	2.98%
2007	0.50%	70,206	10.762995	755,627	8.87%	2.47%
2007	0.80%	7,668	10.709255	82,119	8.87%	2.16%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.00%	6,655	10.875437	72,376	0.95%	-9.31%
2011	0.50%	137,757	10.571579	1,456,309	0.95%	-9.76%
2011	0.80%	13,570	10.393328	141,037	0.95%	-10.03%
2010	0.00%	7,375	11.991721	88,439	0.85%	11.30%
2010	0.50%	140,805	11.715019	1,649,533	0.85%	10.75%
2010	0.80%	18,883	11.552053	218,137	0.85%	10.41%
2009	0.00%	6,075	10.774250	65,454	0.00%	41.60%
2009	0.50%	118,760	10.578350	1,256,285	0.00%	40.90%
2009	0.80%	24,294	10.462500	254,176	0.00%	40.47%
2008	0.00%	9,676	7.608765	73,622	2.74%	-38.64%
2008	0.50%	112,338	7.507854	843,417	2.74%	-38.94%
2008	0.80%	21,120	7.447945	157,301	2.74%	-39.13%
2007	0.00%	8,996	12.399481	111,546	2.69%	14.36%
2007	0.50%	88,882	12.296498	1,092,937	2.69%	13.79%
2007	0.80%	23,258	12.235118	284,564	2.69%	13.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.00%	9,503	$ 10.115272	$ 96,125	0.27%	-4.69%
2011	0.50%	154,823	9.832585	1,522,310	0.27%	-5.16%
2011	0.80%	18,599	9.666797	179,793	0.27%	-5.45%
2010	0.00%	6,030	10.612804	63,995	0.15%	18.19%
2010	0.50%	187,568	10.367833	1,944,674	0.15%	17.60%
2010	0.80%	25,085	10.223579	256,458	0.15%	17.25%
2009	0.00%	5,838	8.979238	52,421	0.00%	38.78%
2009	0.50%	166,832	8.815893	1,470,773	0.00%	38.09%
2009	0.80%	25,748	8.719320	224,505	0.00%	37.68%
2008	0.00%	4,646	6.470039	30,060	2.07%	-44.21%
2008	0.50%	139,829	6.384181	892,694	2.07%	-44.49%
2008	0.80%	28,066	6.333211	177,748	2.07%	-44.66%
2007	0.00%	4,432	11.597638	51,401	0.68%	11.90%
2007	0.50%	107,408	11.501279	1,235,329	0.68%	11.34%
2007	0.80%	27,580	11.443839	315,621	0.68%	11.00%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.00%	2,657	8.687464	23,083	0.99%	-2.24%
2011	0.50%	115,306	8.487048	978,608	0.99%	-2.72%
2011	0.80%	3,715	8.369014	31,091	0.99%	-3.01%
2010	0.00%	2,714	8.886120	24,117	0.91%	10.97%
2010	0.50%	114,596	8.724545	999,798	0.91%	10.42%
2010	0.80%	4,706	8.629010	40,608	0.91%	10.09%
2009	0.00%	2,815	8.007342	22,541	0.00%	30.69%
2009	0.50%	99,198	7.901119	783,775	0.00%	30.04%
2009	0.80%	3,815	7.838054	29,902	0.00%	29.65%
2008	0.00%	2,747	6.126963	16,831	2.44%	-38.06%
2008	0.50%	89,642	6.075985	544,663	2.44%	-38.37%
2008	0.80%	3,255	6.045597	19,678	2.44%	-38.56%
2007	0.50%	34,752	9.859308	342,631	3.27%	-1.41%	5/1/2007
2007	0.80%	1,646	9.839552	16,196	3.27%	-1.60%	5/1/2007
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.00%	4,766	17.656619	84,151	8.19%	3.82%
2011	0.50%	2,410	16.908181	40,749	8.19%	3.30%
2011	0.80%	570	16.474351	9,390	8.19%	2.99%
2010	0.00%	5,015	17.007403	85,292	8.44%	13.15%
2010	0.50%	3,245	16.367890	53,114	8.44%	12.59%
2010	0.80%	782	15.995730	12,509	8.44%	12.25%
2009	0.00%	5,085	15.030278	76,429	9.75%	46.00%
2009	0.50%	3,955	14.537578	57,496	9.75%	45.27%
2009	0.80%	1,534	14.249701	21,859	9.75%	44.84%
2008	0.00%	5,154	10.294917	53,060	8.80%	-27.99%
2008	0.50%	4,252	10.007295	42,551	8.80%	-28.35%
2008	0.80%	1,761	9.838552	17,326	8.80%	-28.56%
2007	0.00%	5,886	14.296317	84,148	7.20%	3.13%
2007	0.50%	5,162	13.966626	72,096	7.20%	2.62%
2007	0.80%	3,306	13.772430	45,532	7.20%	2.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.00%	11,678	$ 14.839228	$ 173,293	8.22%	3.81%
2011	0.50%	116,173	14.353153	1,667,449	8.22%	3.29%
2011	0.80%	6,081	14.069186	85,555	8.22%	2.98%
2010	0.00%	13,586	14.295077	194,213	7.86%	13.16%
2010	0.50%	116,167	13.895948	1,614,251	7.86%	12.60%
2010	0.80%	5,805	13.661828	79,307	7.86%	12.26%
2009	0.00%	13,384	12.632602	169,075	11.37%	46.08%
2009	0.50%	250,028	12.341429	3,085,703	11.37%	45.35%
2009	0.80%	8,303	12.169932	101,047	11.37%	44.92%
2008	0.00%	12,655	8.647843	109,438	9.56%	-28.10%
2008	0.50%	59,880	8.490785	508,428	9.56%	-28.46%
2008	0.80%	10,421	8.397926	87,515	9.56%	-28.67%
2007	0.00%	9,004	12.027193	108,293	8.02%	3.17%
2007	0.50%	35,436	11.868017	420,555	8.02%	2.65%
2007	0.80%	11,368	11.773527	133,841	8.02%	2.34%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.00%	985	22.948246	22,604	0.64%	-22.37%
2011	0.50%	19,654	21.693374	426,362	0.64%	-22.76%
2011	0.80%	2,961	20.973634	62,103	0.64%	-22.99%
2011	1.00%	22,453	20.200753	453,568	0.64%	-23.15%
2010	0.00%	3,906	29.562687	115,472	0.06%	16.17%
2010	0.50%	28,449	28.086103	799,022	0.06%	15.60%
2010	0.80%	3,689	27.235796	100,473	0.06%	15.25%
2010	1.00%	22,540	26.284637	592,456	0.06%	15.02%
2009	0.00%	4,227	25.446836	107,564	1.30%	63.31%
2009	0.50%	30,891	24.296820	750,553	1.30%	62.50%
2009	0.80%	4,456	23.631906	105,304	1.30%	62.01%
2009	1.00%	40,087	22.852194	916,076	1.30%	61.69%
2008	0.00%	4,604	15.581599	71,738	1.08%	-57.76%
2008	0.50%	37,210	14.951961	556,362	1.08%	-57.97%
2008	0.80%	6,102	14.586450	89,007	1.08%	-58.10%
2008	1.00%	18,953	14.133405	267,870	1.08%	-58.18%
2007	0.00%	4,872	36.889137	179,724	0.71%	45.58%
2007	0.50%	37,816	35.576728	1,345,370	0.71%	44.85%
2007	0.80%	13,266	34.811779	461,813	0.71%	44.41%
2007	1.00%	47,852	33.798406	1,617,321	0.71%	44.12%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.00%	28,288	16.493303	466,563	0.71%	-22.39%
2011	0.50%	121,016	15.952745	1,930,537	0.71%	-22.78%
2011	0.80%	26,612	15.636987	416,131	0.71%	-23.01%
2010	0.00%	30,788	21.252025	654,307	0.07%	16.21%
2010	0.50%	129,852	20.658460	2,682,542	0.07%	15.63%
2010	0.80%	32,166	20.310361	653,303	0.07%	15.29%
2009	0.00%	35,576	18.287102	650,582	1.28%	63.48%
2009	0.50%	129,200	17.865296	2,308,196	1.28%	62.67%
2009	0.80%	36,539	17.616947	643,706	1.28%	62.18%
2008	0.00%	29,125	11.185864	325,788	1.12%	-57.83%
2008	0.50%	183,967	10.982610	2,020,438	1.12%	-58.04%
2008	0.80%	42,738	10.862450	464,239	1.12%	-58.17%
2007	0.00%	44,814	26.524857	1,188,685	0.74%	45.55%
2007	0.50%	196,328	26.174039	5,138,697	0.74%	44.82%
2007	0.80%	61,574	25.965810	1,598,819	0.74%	44.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2011	0.00%	11,889	$ 12.216006	$ 145,236	1.21%	-9.76%
2011	0.50%	29,995	11.547898	346,379	1.21%	-10.21%
2011	0.80%	5,692	11.164772	63,550	1.21%	-10.48%
2011	1.00%	2,338	10.974373	25,658	1.21%	-10.66%
2010	0.00%	11,232	13.537857	152,057	0.86%	13.29%
2010	0.50%	38,649	12.861523	497,085	0.86%	12.73%
2010	0.80%	6,415	12.472134	80,009	0.86%	12.39%
2010	1.00%	6,894	12.283958	84,686	0.86%	12.16%
2009	0.00%	12,461	11.949736	148,906	1.12%	29.72%
2009	0.50%	54,336	11.409586	619,951	1.12%	29.08%
2009	0.80%	6,545	11.097348	72,632	1.12%	28.69%
2009	1.00%	17,782	10.951765	194,744	1.12%	28.43%
2008	0.00%	13,969	9.211762	128,679	1.24%	-46.06%
2008	0.50%	63,423	8.839463	560,625	1.24%	-46.33%
2008	0.80%	9,215	8.623393	79,465	1.24%	-46.49%
2008	1.00%	23,220	8.527308	198,004	1.24%	-46.59%
2007	0.00%	13,744	17.076402	234,698	0.38%	27.15%
2007	0.50%	64,516	16.468629	1,062,490	0.38%	26.51%
2007	0.80%	24,468	16.114464	394,289	0.38%	26.13%
2007	1.00%	73,628	15.966923	1,175,613	0.38%	25.87%
NVIT International Equity Fund - Class III (GIG3)
2011	0.00%	32,972	7.311920	241,089	1.26%	-9.76%
2011	0.50%	360,822	7.179063	2,590,364	1.26%	-10.21%
2011	0.80%	79,102	7.100526	561,666	1.26%	-10.48%
2010	0.00%	37,162	8.103077	301,127	0.98%	13.27%
2010	0.50%	354,843	7.995676	2,837,210	0.98%	12.70%
2010	0.80%	92,562	7.931942	734,196	0.98%	12.37%
2009	0.00%	44,927	7.153834	321,400	0.02%	29.67%
2009	0.50%	399,958	7.094353	2,837,443	0.02%	29.02%
2009	0.80%	100,960	7.058922	712,669	0.02%	28.64%
2008	0.00%	1,565	5.516874	8,634	1.08%	-44.83%	5/1/2008
2008	0.50%	2,344	5.498438	12,888	1.08%	-45.02%	5/1/2008
2008	0.80%	170	5.487410	933	1.08%	-45.13%	5/1/2008
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.00%	88,502	8.099461	716,818	0.57%	-11.62%
2011	0.50%	1,006,367	7.952277	8,002,909	0.57%	-12.06%
2011	0.80%	281,765	7.865245	2,216,151	0.57%	-12.32%
2010	0.00%	101,840	9.164158	933,278	0.21%	15.61%
2010	0.50%	1,125,978	9.042668	10,181,845	0.21%	15.03%
2010	0.80%	315,664	8.970544	2,831,678	0.21%	14.69%
2009	0.00%	119,590	7.927018	947,992	0.18%	52.96%
2009	0.50%	1,236,830	7.861103	9,722,848	0.18%	52.20%
2009	0.80%	356,967	7.821802	2,792,125	0.18%	51.74%
2008	0.80%	171	5.154692	881	0.00%	-48.45%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.50%	23,204	9.547148	221,532	0.78%	-3.66%
2011	0.80%	1,623	9.442714	15,326	0.78%	-3.95%
2010	0.50%	3,454	9.910000	34,229	1.85%	22.96%
2010	0.80%	163	9.830999	1,602	1.85%	22.60%
2009	0.50%	3,846	8.059273	30,996	0.44%	30.88%
2009	0.80%	2	8.018999	16	0.44%	30.49%
2008	0.50%	69	6.157812	425	0.43%	-38.42%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2011	0.50%	10,030	$ 8.787510	$ 88,139	2.01%	-6.65%
2011	0.80%	5,766	8.691366	50,114	2.01%	-6.93%
2010	0.50%	7,354	9.413816	69,229	0.36%	14.43%
2010	0.80%	3,331	9.338751	31,107	0.36%	14.09%
2009	0.50%	5,424	8.226880	44,623	0.88%	28.65%
2009	0.80%	5,678	8.185776	46,479	0.88%	28.27%
2008	0.50%	14,331	6.394590	91,641	2.22%	-36.05%	5/1/2008
2008	0.80%	5,228	6.381765	33,364	2.22%	-36.18%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2011	0.00%	437	10.462826	4,572	2.59%	-1.26%
2011	0.50%	3,104	10.272876	31,887	2.59%	-1.75%
2011	0.80%	10,388	10.160539	105,548	2.59%	-2.05%
2010	0.00%	447	10.596561	4,737	1.01%	10.46%
2010	0.50%	13,188	10.456211	137,897	1.01%	9.91%
2010	0.80%	8,559	10.372881	88,781	1.01%	9.58%
2009	0.00%	458	9.593104	4,394	2.36%	19.88%
2009	0.50%	17,112	9.513461	162,794	2.36%	19.28%
2009	0.80%	6,831	9.465975	64,662	2.36%	18.93%
2008	0.50%	10,972	7.975427	87,506	0.89%	-20.25%	5/1/2008
2008	0.80%	2,267	7.959456	18,044	0.89%	-20.41%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2011	0.00%	485	9.807509	4,757	2.24%	-3.37%
2011	0.50%	34,007	9.629406	327,467	2.24%	-3.85%
2011	0.80%	7,281	9.524103	69,345	2.24%	-4.13%
2010	0.00%	497	10.149086	5,044	0.75%	12.46%
2010	0.50%	31,110	10.014640	311,555	0.75%	11.89%
2010	0.80%	7,218	9.934815	71,709	0.75%	11.56%
2009	0.00%	509	9.025006	4,594	1.80%	24.25%
2009	0.50%	27,157	8.950049	243,056	1.80%	23.63%
2009	0.80%	4,616	8.905361	41,107	1.80%	23.26%
2008	0.50%	15,452	7.239333	111,862	1.66%	-27.61%	5/1/2008
2008	0.80%	4,329	7.224834	31,276	1.66%	-27.75%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2011	0.00%	2,769	11.227964	31,090	2.16%	1.50%
2011	0.50%	7,054	11.024191	77,765	2.16%	0.99%
2011	0.80%	2,400	10.903683	26,169	2.16%	0.69%
2010	0.00%	2,051	11.062310	22,689	1.23%	6.87%
2010	0.50%	22,454	10.915841	245,104	1.23%	6.33%
2010	0.80%	2,943	10.828868	31,869	1.23%	6.01%
2009	0.00%	1,920	10.351566	19,875	3.09%	13.22%
2009	0.50%	11,740	10.265671	120,519	3.09%	12.66%
2009	0.80%	1,442	10.214479	14,729	3.09%	12.32%
2008	0.00%	288	9.142885	2,633	1.89%	-8.57%	5/1/2008
2008	0.50%	3,870	9.112447	35,265	1.89%	-8.88%	5/1/2008
2008	0.80%	1,287	9.094234	11,704	1.89%	-9.06%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2011	0.00%	8,440	$ 10.135390	$ 85,543	2.45%	-2.25%
2011	0.50%	61,673	9.951354	613,730	2.45%	-2.73%
2011	0.80%	21,926	9.842542	215,808	2.45%	-3.02%
2010	0.00%	8,618	10.368348	89,354	0.95%	11.42%
2010	0.50%	75,415	10.230997	771,571	0.95%	10.87%
2010	0.80%	21,238	10.149462	215,554	0.95%	10.54%
2009	0.00%	7,297	9.305236	67,900	2.08%	22.00%
2009	0.50%	69,130	9.227958	637,929	2.08%	21.40%
2009	0.80%	18,764	9.181897	172,289	2.08%	21.03%
2008	0.00%	6,475	7.626933	49,384	1.65%	-23.73%	5/1/2008
2008	0.50%	36,096	7.601493	274,383	1.65%	-23.99%	5/1/2008
2008	0.80%	7,019	7.586279	53,248	1.65%	-24.14%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2011	0.50%	18,827	9.291441	174,930	2.58%	-5.05%
2011	0.80%	20,521	9.189793	188,584	2.58%	-5.33%
2010	0.50%	11,208	9.785569	109,677	0.83%	12.93%
2010	0.80%	17,780	9.707544	172,600	0.83%	12.59%
2009	0.50%	7,130	8.664997	61,781	1.62%	26.06%
2009	0.80%	14,506	8.621717	125,067	1.62%	25.68%
2008	0.50%	3,677	6.873896	25,275	1.88%	-31.26%	5/1/2008
2008	0.80%	8,701	6.860115	59,690	1.88%	-31.40%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2011	0.00%	12,584	10.740467	135,158	2.72%	-0.28%
2011	0.50%	15,078	10.545498	159,005	2.72%	-0.78%
2011	0.80%	5,377	10.430205	56,083	2.72%	-1.07%
2010	0.00%	12,829	10.770841	138,179	1.16%	9.31%
2010	0.50%	29,763	10.628200	316,327	1.16%	8.77%
2010	0.80%	5,352	10.543510	56,429	1.16%	8.44%
2009	0.00%	11,907	9.853071	117,321	3.06%	17.64%
2009	0.50%	29,224	9.771284	285,556	3.06%	17.05%
2009	0.80%	6,000	9.722537	58,335	3.06%	16.70%
2008	0.50%	6,389	8.348025	53,336	2.83%	-16.52%	5/1/2008
2008	0.80%	1,384	8.331322	11,531	2.83%	-16.69%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.00%	10,606	12.345910	130,941	3.44%	6.59%
2011	0.50%	18,261	12.121845	221,357	3.44%	6.06%
2011	0.80%	1,634	11.989375	19,591	3.44%	5.75%
2011	1.00%	10,223	11.901878	121,673	3.44%	5.54%
2010	0.00%	5,920	11.582155	68,566	3.10%	7.06%
2010	0.50%	11,379	11.428775	130,048	3.10%	6.52%
2010	0.80%	1,336	11.337733	15,147	3.10%	6.20%
2010	1.00%	6,040	11.277452	68,116	3.10%	5.99%
2009	0.00%	5,380	10.818752	58,205	5.39%	8.78%
2009	0.50%	4,328	10.728983	46,435	5.39%	8.24%
2009	0.80%	872	10.675484	9,309	5.39%	7.92%
2009	1.00%	2,052	10.639980	21,833	5.39%	7.70%
2008	0.50%	1,649	9.912085	16,345	2.32%	-0.88%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2011	0.50%	10,094	13.128149	132,516	2.91%	5.84%
2011	0.80%	828	12.984709	10,751	2.91%	5.53%
2010	0.50%	3,988	12.403480	49,465	2.97%	7.81%
2010	0.80%	1,345	12.304709	16,550	2.97%	7.49%
2009	0.50%	1,483	11.504485	17,061	5.73%	16.04%
2009	0.80%	190	11.447139	2,175	5.73%	15.70%
2008	0.50%	16	9.914010	159	2.82%	-0.86%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class I (TRF)
2011	0.00%	142,775	$ 20.728147	$ 2,959,461	1.14%	0.53%
2011	0.50%	412,184	44.652135	18,404,896	1.14%	0.03%
2011	0.80%	542,718	35.321483	19,169,605	1.14%	-0.27%
2011	1.00%	108,508	9.527060	1,033,762	1.14%	-0.47%
2011	1.30%	3	34.329664	103	1.14%	-0.77%
2010	0.00%	168,440	20.619110	3,473,083	1.02%	13.45%
2010	0.50%	444,744	44.639451	19,853,128	1.02%	12.88%
2010	0.80%	599,906	35.417325	21,247,066	1.02%	12.55%
2010	1.00%	113,338	9.571998	1,084,871	1.02%	12.32%
2009	0.00%	179,695	18.174730	3,265,908	1.35%	26.10%
2009	0.50%	502,814	39.544533	19,883,545	1.35%	25.47%
2009	0.80%	653,320	31.469156	20,559,429	1.35%	25.09%
2009	1.00%	128,057	8.521969	1,091,298	1.35%	24.84%
2008	0.00%	193,391	14.413309	2,787,404	1.40%	-41.55%
2008	0.50%	557,930	31.517666	17,584,651	1.40%	-41.85%
2008	0.80%	726,828	25.156819	18,284,680	1.40%	-42.02%
2008	1.00%	143,966	6.826209	982,742	1.40%	-42.14%
2007	0.00%	215,182	24.661007	5,306,605	1.05%	8.18%
2007	0.50%	592,642	54.197488	32,119,708	1.05%	7.64%
2007	0.80%	846,056	43.389809	36,710,208	1.05%	7.31%
2007	1.00%	149,962	11.797304	1,769,147	1.05%	7.10%
NVIT Government Bond Fund - Class I (GBF)
2011	0.00%	71,393	24.982190	1,783,553	2.93%	7.25%
2011	0.50%	134,783	42.833702	5,773,255	2.93%	6.72%
2011	0.80%	52,003	31.918804	1,659,874	2.93%	6.40%
2011	1.00%	101,054	16.727524	1,690,383	2.93%	6.19%
2010	0.00%	78,091	23.292436	1,818,930	2.93%	4.78%
2010	0.50%	150,926	40.136055	6,057,574	2.93%	4.26%
2010	0.80%	60,113	29.998155	1,803,279	2.93%	3.95%
2010	1.00%	114,512	15.752353	1,803,833	2.93%	3.74%
2009	0.00%	90,071	22.229504	2,002,234	3.32%	2.69%
2009	0.50%	154,092	38.496449	5,931,995	3.32%	2.18%
2009	0.80%	67,098	28.859126	1,936,390	3.32%	1.87%
2009	1.00%	132,506	15.184570	2,012,047	3.32%	1.67%
2008	0.00%	101,325	21.647591	2,193,442	4.34%	7.72%
2008	0.50%	180,930	37.676575	6,816,823	4.34%	7.18%
2008	0.80%	84,645	28.329345	2,397,937	4.34%	6.86%
2008	1.00%	292,160	14.935656	4,363,601	4.34%	6.65%
2007	0.00%	97,024	20.096370	1,949,830	4.45%	7.16%
2007	0.50%	132,504	35.151974	4,657,777	4.45%	6.62%
2007	0.80%	102,864	26.510441	2,726,970	4.45%	6.30%
2007	1.00%	140,436	14.004670	1,966,760	4.45%	6.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2011	0.00%	71,801	$ 14.973016	$ 1,075,078	0.58%	-0.69%
2011	0.50%	266,244	21.757113	5,792,701	0.58%	-1.18%
2011	0.80%	211,204	21.057718	4,447,474	0.58%	-1.48%
2011	1.00%	57,501	6.403442	368,204	0.58%	-1.68%
2010	0.00%	72,600	15.077159	1,094,602	0.63%	19.25%
2010	0.50%	281,742	22.018021	6,203,401	0.63%	18.65%
2010	0.80%	237,543	21.374125	5,077,274	0.63%	18.30%
2010	1.00%	40,018	6.512646	260,623	0.63%	18.06%
2009	0.00%	80,041	12.643680	1,012,013	0.56%	33.47%
2009	0.50%	310,833	18.556714	5,768,039	0.56%	32.81%
2009	0.80%	257,511	18.068103	4,652,735	0.56%	32.41%
2009	1.00%	34,260	5.516318	188,989	0.56%	32.14%
2008	0.00%	94,951	9.472940	899,465	0.27%	-38.71%
2008	0.50%	306,649	13.972794	4,284,743	0.27%	-39.01%
2008	0.80%	323,554	13.645751	4,415,137	0.27%	-39.20%
2008	1.00%	36,164	4.174493	150,966	0.27%	-39.32%
2007	0.00%	104,626	15.454811	1,616,975	0.17%	19.54%
2007	0.50%	262,256	22.910775	6,008,488	0.17%	18.94%
2007	0.80%	427,558	22.441944	9,595,233	0.17%	18.59%
2007	1.00%	49,378	6.879197	339,681	0.17%	18.35%
NVIT International Index Fund - Class VI (GVIX6)
2011	0.00%	17,130	8.254444	141,399	2.90%	-12.72%
2011	0.50%	45,497	8.023727	365,056	2.90%	-13.15%
2011	0.80%	102	7.888392	805	2.90%	-13.41%
2010	0.00%	19,297	9.456969	182,491	2.13%	7.54%
2010	0.50%	39,561	9.238694	365,492	2.13%	7.01%
2010	0.80%	639	9.110128	5,821	2.13%	6.69%
2009	0.00%	21,817	8.793694	191,852	2.63%	28.62%
2009	0.50%	38,936	8.633738	336,163	2.63%	27.98%
2009	0.80%	697	8.539143	5,952	2.63%	27.59%
2008	0.00%	326	6.837123	2,229	2.05%	-43.11%
2008	0.50%	39,457	6.746415	266,193	2.05%	-43.39%
2008	0.80%	1,137	6.692562	7,609	2.05%	-43.56%
2007	0.50%	31,716	11.917827	377,986	1.82%	8.95%
2007	0.80%	678	11.858321	8,040	1.82%	8.62%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.00%	3,697	14.813448	54,765	1.80%	-3.93%
2011	0.50%	95,067	14.095927	1,340,057	1.80%	-4.41%
2011	0.80%	27,902	13.682175	381,760	1.80%	-4.70%
2011	1.00%	820	13.413080	10,999	1.80%	-4.89%
2010	0.00%	13,121	15.419576	202,320	1.64%	14.63%
2010	0.50%	99,024	14.746126	1,460,220	1.64%	14.06%
2010	0.80%	37,157	14.356213	533,434	1.64%	13.72%
2010	1.00%	834	14.101999	11,761	1.64%	13.49%
2009	0.00%	5,371	13.451838	72,250	1.15%	27.21%
2009	0.50%	118,079	12.928735	1,526,612	1.15%	26.57%
2009	0.80%	36,824	12.624661	464,891	1.15%	26.19%
2009	1.00%	852	12.425900	10,587	1.15%	25.94%
2008	0.00%	5,689	10.574854	60,160	1.95%	-36.84%
2008	0.50%	147,039	10.214579	1,501,941	1.95%	-37.16%
2008	0.80%	53,348	10.004311	533,710	1.95%	-37.35%
2008	1.00%	322	9.866526	3,177	1.95%	-37.47%
2007	0.00%	5,888	16.743624	98,586	2.03%	5.96%
2007	0.50%	199,734	16.254455	3,246,567	2.03%	5.43%
2007	0.80%	73,246	15.967821	1,169,579	2.03%	5.11%
2007	1.00%	328	15.779509	5,176	2.03%	4.90%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.50%	4,133	$ 12.725028	$ 52,593	2.03%	0.38%
2011	0.80%	1,419	12.623728	17,913	2.03%	0.08%
2010	0.50%	17,228	12.676549	218,392	1.09%	9.27%
2010	0.80%	516	12.613336	6,508	1.09%	8.94%
2009	0.50%	3,613	11.601491	41,916	0.61%	16.01%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.50%	3,601	13.365506	48,129	1.77%	-1.43%
2011	0.80%	2,553	13.259099	33,850	1.77%	-1.72%
2010	0.80%	271	13.491613	3,656	1.63%	11.14%
2009	0.50%	1,619	12.163837	19,693	1.57%	21.64%	5/1/2009
2009	0.80%	51	12.139517	619	1.57%	21.40%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.00%	6,588	14.656785	96,559	2.41%	2.93%
2011	0.50%	41,779	13.947019	582,693	2.41%	2.42%
2011	0.80%	13,467	13.537768	182,313	2.41%	2.11%
2011	1.00%	6,801	13.271591	90,260	2.41%	1.91%
2010	0.00%	8,555	14.239553	121,819	2.28%	5.89%
2010	0.50%	39,855	13.617720	542,734	2.28%	5.36%
2010	0.80%	13,404	13.257742	177,707	2.28%	5.05%
2010	1.00%	6,820	13.023020	88,817	2.28%	4.84%
2009	0.00%	9,384	13.447193	126,188	1.79%	9.08%
2009	0.50%	70,008	12.924398	904,811	1.79%	8.54%
2009	0.80%	15,117	12.620548	190,785	1.79%	8.22%
2009	1.00%	2,044	12.421919	25,390	1.79%	8.00%
2008	0.00%	4,138	12.327359	51,011	3.40%	-6.02%
2008	0.50%	51,425	11.907464	612,341	3.40%	-6.49%
2008	0.80%	16,459	11.662459	191,952	3.40%	-6.77%
2008	1.00%	2,434	11.501879	27,996	3.40%	-6.96%
2007	0.00%	4,112	13.117367	53,939	3.97%	5.38%
2007	0.50%	41,486	12.734093	528,287	3.97%	4.85%
2007	0.80%	19,826	12.509560	248,015	3.97%	4.54%
2007	1.00%	5,692	12.362022	70,365	3.97%	4.33%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.00%	109,350	15.112388	1,652,540	2.13%	-0.04%
2011	0.50%	137,944	14.380454	1,983,697	2.13%	-0.54%
2011	0.80%	75,950	13.958439	1,060,143	2.13%	-0.84%
2011	1.00%	18,271	13.683980	250,020	2.13%	-1.03%
2010	0.00%	90,987	15.118520	1,375,589	1.97%	10.91%
2010	0.50%	150,866	14.458239	2,181,257	1.97%	10.36%
2010	0.80%	84,980	14.076015	1,196,180	1.97%	10.03%
2010	1.00%	17,093	13.826815	236,342	1.97%	9.81%
2009	0.00%	92,413	13.630962	1,259,678	1.55%	19.14%
2009	0.50%	181,042	13.100931	2,371,819	1.55%	18.54%
2009	0.80%	87,135	12.792885	1,114,708	1.55%	18.19%
2009	1.00%	17,020	12.591533	214,308	1.55%	17.95%
2008	0.00%	91,097	11.441586	1,042,294	2.78%	-23.20%
2008	0.50%	198,084	11.051801	2,189,185	2.78%	-23.58%
2008	0.80%	97,732	10.824352	1,057,886	2.78%	-23.81%
2008	1.00%	15,405	10.675316	164,453	2.78%	-23.96%
2007	0.00%	89,402	14.896957	1,331,818	2.62%	5.66%
2007	0.50%	214,672	14.461679	3,104,518	2.62%	5.13%
2007	0.80%	137,718	14.206661	1,956,513	2.62%	4.81%
2007	1.00%	45,290	14.039145	635,833	2.62%	4.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.00%	37,793	$ 15.132127	$ 571,888	2.01%	-2.13%
2011	0.50%	204,010	14.399187	2,937,578	2.01%	-2.61%
2011	0.80%	81,321	13.976593	1,136,591	2.01%	-2.90%
2011	1.00%	35,914	13.701766	492,085	2.01%	-3.10%
2010	0.00%	46,787	15.460895	723,369	1.87%	12.83%
2010	0.50%	218,019	14.785639	3,223,550	1.87%	12.27%
2010	0.80%	89,682	14.394739	1,290,949	1.87%	11.94%
2010	1.00%	36,475	14.139877	515,752	1.87%	11.71%
2009	0.00%	50,619	13.702388	693,601	1.32%	24.39%
2009	0.50%	233,130	13.169552	3,070,218	1.32%	23.77%
2009	0.80%	96,148	12.859856	1,236,449	1.32%	23.40%
2009	1.00%	37,075	12.657436	469,274	1.32%	23.15%
2008	0.00%	52,343	11.015454	576,582	2.47%	-31.39%
2008	0.50%	254,606	10.640174	2,709,052	2.47%	-31.73%
2008	0.80%	119,944	10.421164	1,249,956	2.47%	-31.94%
2008	1.00%	37,829	10.277660	388,794	2.47%	-32.07%
2007	0.00%	50,888	16.055259	817,020	2.25%	6.15%
2007	0.50%	210,008	15.586169	3,273,220	2.25%	5.62%
2007	0.80%	177,620	15.311321	2,719,597	2.25%	5.30%
2007	1.00%	38,380	15.130768	580,719	2.25%	5.09%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.00%	18,920	15.186765	287,334	2.27%	2.06%
2011	0.50%	146,362	14.451279	2,115,118	2.27%	1.55%
2011	0.80%	11,647	14.027229	163,375	2.27%	1.25%
2011	1.00%	13,029	13.751450	179,168	2.27%	1.05%
2010	0.00%	16,332	14.879939	243,019	2.08%	8.52%
2010	0.50%	155,524	14.230110	2,213,124	2.08%	7.98%
2010	0.80%	15,867	13.853943	219,821	2.08%	7.65%
2010	1.00%	28,219	13.608694	384,024	2.08%	7.44%
2009	0.00%	16,706	13.712188	229,076	1.78%	14.56%
2009	0.50%	37,901	13.179057	499,499	1.78%	13.99%
2009	0.80%	119,770	12.869197	1,541,344	1.78%	13.65%
2009	1.00%	23,982	12.666675	303,772	1.78%	13.42%
2008	0.00%	14,736	11.969310	176,380	3.21%	-15.04%
2008	0.50%	41,276	11.561611	477,217	3.21%	-15.47%
2008	0.80%	110,626	11.323691	1,252,695	3.21%	-15.72%
2008	1.00%	37,456	11.167796	418,301	3.21%	-15.89%
2007	0.00%	13,564	14.088774	191,100	2.92%	5.86%
2007	0.50%	22,454	13.677144	307,107	2.92%	5.33%
2007	0.80%	100,130	13.435963	1,345,343	2.92%	5.01%
2007	1.00%	31,082	13.277544	412,693	2.92%	4.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.00%	26,862	$ 19.398700	$ 521,088	0.77%	-2.54%
2011	0.50%	190,987	18.299463	3,494,960	0.77%	-3.03%
2011	0.80%	26,979	17.670078	476,721	0.77%	-3.32%
2011	1.00%	33,507	15.734191	527,206	0.77%	-3.51%
2010	0.00%	33,688	19.905073	670,562	1.24%	26.20%
2010	0.50%	197,467	18.871107	3,726,421	1.24%	25.57%
2010	0.80%	29,893	18.276712	546,346	1.24%	25.20%
2010	1.00%	27,986	16.306885	456,364	1.24%	24.95%
2009	0.00%	35,437	15.772556	558,932	0.98%	36.76%
2009	0.50%	223,509	15.028105	3,358,917	0.98%	36.07%
2009	0.80%	34,428	14.598417	502,594	0.98%	35.67%
2009	1.00%	21,651	13.051063	282,569	0.98%	35.39%
2008	0.00%	46,729	11.533383	538,943	1.24%	-36.46%
2008	0.50%	218,000	11.044098	2,407,613	1.24%	-36.78%
2008	0.80%	44,095	10.760553	474,487	1.24%	-36.97%
2008	1.00%	34,842	9.639266	335,851	1.24%	-37.10%
2007	0.00%	51,172	18.152010	928,875	1.35%	7.56%
2007	0.50%	221,386	17.469317	3,867,462	1.35%	7.02%
2007	0.80%	81,490	17.072106	1,391,206	1.35%	6.70%
2007	1.00%	34,096	15.323833	522,481	1.35%	6.48%
NVIT Money Market Fund - Class I (SAM)
2011	0.00%	276,659	15.554998	4,303,430	0.00%	0.00%
2011	0.50%	656,999	20.650204	13,567,163	0.00%	-0.50%
2011	0.80%	172,798	16.291469	2,815,133	0.00%	-0.80%
2011	1.00%	314,552	11.076639	3,484,179	0.00%	-1.00%
2011	1.30%	428	15.429352	6,604	0.00%	-1.30%
2010	0.00%	229,241	15.554987	3,565,841	0.00%	0.00%
2010	0.50%	519,077	20.753682	10,772,759	0.00%	-0.50%
2010	0.80%	116,670	16.422479	1,916,011	0.00%	-0.80%
2010	1.00%	304,520	11.188204	3,407,032	0.00%	-1.00%
2010	1.30%	250	15.632002	3,908	0.00%	-1.30%
2009	0.00%	293,432	15.554967	4,564,325	0.05%	0.04%
2009	0.50%	625,978	20.857934	13,056,608	0.05%	-0.46%
2009	0.80%	140,909	16.554897	2,332,734	0.05%	-0.76%
2009	1.00%	317,630	11.301196	3,589,599	0.05%	-0.96%
2009	1.30%	268	15.837870	4,245	0.05%	-1.26%
2008	0.00%	426,717	15.548444	6,634,785	2.06%	2.05%
2008	0.50%	1,022,503	20.953951	21,425,478	2.06%	1.54%
2008	0.80%	217,188	16.681402	3,623,000	2.06%	1.24%
2008	1.00%	434,025	11.410562	4,952,469	2.06%	1.03%
2008	1.30%	283	16.039742	4,539	2.06%	0.73%
2007	0.00%	553,934	15.235553	8,439,491	4.64%	4.79%
2007	0.50%	847,514	20.635458	17,488,840	4.64%	4.27%
2007	0.80%	329,710	16.477531	5,432,807	4.64%	3.95%
2007	1.00%	419,234	11.293879	4,734,778	4.64%	3.74%
2007	1.30%	252	15.923976	4,013	4.64%	3.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.00%	20,098	$ 8.660251	$ 174,054	1.30%	-9.37%
2011	0.50%	372,824	8.502961	3,170,108	1.30%	-9.82%
2011	0.80%	83,371	8.409948	701,146	1.30%	-10.09%
2011	1.00%	9,785	13.661922	133,682	1.30%	-10.27%
2010	0.00%	23,527	9.555175	224,805	0.75%	14.04%
2010	0.50%	425,581	9.428595	4,012,631	0.75%	13.47%
2010	0.80%	93,168	9.353449	871,442	0.75%	13.13%
2009	0.00%	32,180	8.379106	269,640	0.84%	36.46%
2009	0.50%	513,260	8.309496	4,264,932	0.84%	35.78%
2009	0.80%	104,749	8.268003	866,065	0.84%	35.37%
2008	0.50%	238	6.119892	1,457	0.10%	-38.80%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2011	0.00%	315	14.717057	4,636	1.51%	-16.24%
2011	0.50%	7,720	14.092846	108,797	1.51%	-16.66%
2011	0.80%	1,263	13.731085	17,342	1.51%	-16.91%
2010	0.00%	321	17.570720	5,640	2.16%	6.19%
2010	0.50%	14,066	16.909786	237,853	2.16%	5.66%
2010	0.80%	1,735	16.525211	28,671	2.16%	5.34%
2009	0.00%	955	16.546611	15,802	2.11%	29.86%
2009	0.50%	16,368	16.003937	261,952	2.11%	29.21%
2009	0.80%	2,462	15.686900	38,621	2.11%	28.82%
2008	0.00%	1,177	12.742294	14,998	1.71%	-46.31%
2008	0.50%	16,733	12.386191	207,258	1.71%	-46.58%
2008	0.80%	4,801	12.177329	58,463	1.71%	-46.74%
2007	0.00%	1,206	23.734976	28,624	2.06%	2.92%
2007	0.50%	22,414	23.187675	519,729	2.06%	2.40%
2007	0.80%	5,630	22.865372	128,732	2.06%	2.09%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.00%	8,096	8.974574	72,658	1.70%	-16.11%
2011	0.50%	37,989	8.680344	329,758	1.70%	-16.53%
2011	0.80%	7,957	8.508430	67,702	1.70%	-16.78%
2010	0.00%	9,164	10.698362	98,040	2.04%	6.11%
2010	0.50%	61,361	10.399457	638,121	2.04%	5.58%
2010	0.80%	8,310	10.224128	84,963	2.04%	5.27%
2009	0.00%	9,171	10.082162	92,464	2.14%	29.84%
2009	0.50%	87,232	9.849548	859,196	2.14%	29.19%
2009	0.80%	9,816	9.712549	95,338	2.14%	28.80%
2008	0.00%	7,281	7.765128	56,538	1.67%	-46.33%
2008	0.50%	88,977	7.624008	678,361	1.67%	-46.60%
2008	0.80%	21,725	7.540568	163,819	1.67%	-46.76%
2007	0.00%	10,900	14.468946	157,712	2.12%	2.93%
2007	0.50%	111,682	14.277421	1,594,531	2.12%	2.42%
2007	0.80%	30,584	14.163711	433,183	2.12%	2.11%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.00%	29,306	9.263525	271,477	0.01%	-2.91%
2011	0.50%	109,085	9.095279	992,159	0.01%	-3.39%
2011	0.80%	21,034	8.995790	189,217	0.01%	-3.68%
2011	1.00%	16,222	8.930079	144,864	0.01%	-3.87%
2010	0.00%	31,606	9.540808	301,547	0.07%	15.51%
2010	0.50%	128,373	9.414378	1,208,552	0.07%	14.93%
2010	0.80%	23,761	9.339315	221,911	0.07%	14.59%
2010	1.00%	20,763	9.289615	192,880	0.07%	14.36%
2009	0.00%	4,410	8.259762	36,426	0.86%	29.78%
2009	0.50%	26,167	8.191112	214,337	0.86%	29.13%
2009	0.80%	7,925	8.150192	64,590	0.86%	28.74%
2008	0.00%	206	6.364575	1,311	0.22%	-36.35%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.00%	34,148	$ 8.634796	$ 294,861	1.08%	-5.83%
2011	0.50%	96,838	8.477900	820,983	1.08%	-6.30%
2011	0.80%	13,969	8.385144	117,132	1.08%	-6.58%
2011	1.00%	1,262	9.738891	12,290	1.08%	-6.77%
2010	0.00%	35,838	9.169345	328,611	0.84%	13.05%
2010	0.50%	101,632	9.047788	919,545	0.84%	12.48%
2010	0.80%	16,970	8.975644	152,317	0.84%	12.15%
2010	1.00%	12,610	10.445550	131,718	0.84%	4.46%	4/30/2010
2009	0.00%	6,514	8.111157	52,836	1.29%	27.59%
2009	0.50%	44,311	8.043706	356,425	1.29%	26.96%
2009	0.80%	6,036	8.003520	48,309	1.29%	26.58%
2008	0.50%	14,906	6.335825	94,442	0.64%	-36.64%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.00%	94,806	9.695515	919,193	0.00%	-4.23%
2011	0.50%	1,813,315	9.519437	17,261,738	0.00%	-4.71%
2011	0.80%	731,063	9.415283	6,883,165	0.00%	-4.99%
2011	1.00%	9,617	9.346508	89,885	0.00%	-5.18%
2010	0.00%	101,497	10.123676	1,027,523	0.00%	26.82%
2010	0.50%	1,981,319	9.989544	19,792,473	0.00%	26.19%
2010	0.80%	841,312	9.909902	8,337,319	0.00%	25.81%
2010	1.00%	10,423	9.857166	102,741	0.00%	25.56%
2009	0.00%	115,105	7.982859	918,867	0.00%	27.12%
2009	0.50%	2,272,347	7.916522	17,989,085	0.00%	26.49%
2009	0.80%	940,788	7.876972	7,410,561	0.00%	26.11%
2009	1.00%	8,003	7.850719	62,829	0.00%	25.86%
2008	0.00%	205	6.279727	1,287	0.00%	-37.20%	5/1/2008
2008	0.80%	50	6.246185	312	0.00%	-37.54%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.00%	61,520	10.303092	633,846	0.81%	-2.32%
2011	0.50%	1,245,189	10.115953	12,596,273	0.81%	-2.81%
2011	0.80%	479,786	10.005304	4,800,405	0.81%	-3.10%
2011	1.00%	2,127	9.932212	21,126	0.81%	-3.29%
2010	0.00%	65,042	10.547920	686,058	1.34%	19.63%
2010	0.50%	1,352,323	10.408149	14,075,179	1.34%	19.04%
2010	0.80%	547,009	10.325176	5,647,964	1.34%	18.68%
2010	1.00%	5,316	10.270231	54,597	1.34%	18.44%
2009	0.00%	70,473	8.817001	621,361	0.64%	30.47%
2009	0.50%	1,512,728	8.743730	13,226,885	0.64%	29.82%
2009	0.80%	609,962	8.700057	5,306,704	0.64%	29.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.00%	12,333	$ 7.664195	$ 94,523	0.00%	-0.65%
2011	0.50%	93,597	7.229749	676,683	0.00%	-1.14%
2011	0.80%	18,453	6.981005	128,820	0.00%	-1.44%
2011	1.00%	123,708	6.828337	844,720	0.00%	-1.63%
2010	0.00%	9,144	7.714194	70,539	0.00%	25.45%
2010	0.50%	96,747	7.313318	707,542	0.00%	24.82%
2010	0.80%	17,050	7.082879	120,763	0.00%	24.45%
2010	1.00%	69,271	6.941831	480,868	0.00%	24.20%
2009	0.00%	16,609	6.149352	102,135	0.00%	27.46%
2009	0.50%	85,760	5.858978	502,466	0.00%	26.83%
2009	0.80%	17,399	5.691397	99,025	0.00%	26.45%
2009	1.00%	19,372	5.589217	108,274	0.00%	26.19%
2008	0.00%	17,888	4.824485	86,300	0.00%	-46.42%
2008	0.50%	130,619	4.619718	603,423	0.00%	-46.69%
2008	0.80%	21,966	4.501065	98,870	0.00%	-46.85%
2008	1.00%	20,235	4.429099	89,623	0.00%	-46.95%
2007	0.00%	17,950	9.004045	161,623	0.00%	9.75%
2007	0.50%	126,230	8.665238	1,093,813	0.00%	9.20%
2007	0.80%	29,062	8.468125	246,101	0.00%	8.87%
2007	1.00%	26,118	8.349478	218,072	0.00%	8.65%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.00%	43,501	24.358089	1,059,601	0.46%	-5.07%
2011	0.50%	121,991	22.748905	2,775,162	0.46%	-5.54%
2011	0.80%	23,301	21.834904	508,775	0.46%	-5.83%
2011	1.00%	20,207	17.250436	348,580	0.46%	-6.01%
2010	0.00%	45,999	25.658983	1,180,288	0.59%	26.60%
2010	0.50%	141,538	24.083789	3,408,771	0.59%	25.97%
2010	0.80%	28,308	23.185502	656,335	0.59%	25.60%
2010	1.00%	23,882	18.354081	438,332	0.59%	25.35%
2009	0.00%	53,851	20.267143	1,091,406	0.58%	26.22%
2009	0.50%	157,034	19.118176	3,002,204	0.58%	25.59%
2009	0.80%	32,510	18.460331	600,145	0.58%	25.21%
2009	1.00%	25,324	14.642760	370,813	0.58%	24.96%
2008	0.00%	60,976	16.057560	979,126	1.09%	-32.15%
2008	0.50%	175,334	15.223184	2,669,142	1.09%	-32.49%
2008	0.80%	60,213	14.743543	887,753	1.09%	-32.69%
2008	1.00%	35,377	11.718013	414,548	1.09%	-32.83%
2007	0.00%	71,274	23.666727	1,686,822	1.10%	-6.89%
2007	0.50%	195,390	22.549722	4,405,990	1.10%	-7.36%
2007	0.80%	92,646	21.905042	2,029,415	1.10%	-7.64%
2007	1.00%	43,030	17.444838	750,651	1.10%	-7.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.00%	58,368	$32.076366	$1,872,233	0.53%	-5.56%
2011	0.50%	267,316	39.066862	10,443,197	0.53%	-6.03%
2011	0.80%	80,173	37.616516	3,015,829	0.53%	-6.31%
2011	1.00%	26,131	14.389885	376,022	0.53%	-6.50%
2010	0.00%	67,976	33.964289	2,308,757	0.29%	25.32%
2010	0.50%	306,407	41.573237	12,738,331	0.29%	24.69%
2010	0.80%	91,283	40.149925	3,665,006	0.29%	24.32%
2010	1.00%	27,683	15.389709	426,033	0.29%	24.07%
2009	0.00%	77,583	27.102331	2,102,680	0.27%	34.70%
2009	0.50%	340,812	33.340069	11,362,696	0.27%	34.03%
2009	0.80%	103,817	32.295248	3,352,796	0.27%	33.63%
2009	1.00%	29,328	12.403715	363,776	0.27%	33.36%
2008	0.00%	95,931	20.120207	1,930,152	0.82%	-38.19%
2008	0.50%	389,374	24.875036	9,685,692	0.82%	-38.50%
2008	0.80%	127,206	24.167902	3,074,302	0.82%	-38.68%
2008	1.00%	33,872	9.300801	315,037	0.82%	-38.80%
2007	0.00%	118,982	32.550692	3,872,946	0.09%	2.13%
2007	0.50%	385,134	40.445411	15,576,903	0.09%	1.62%
2007	0.80%	190,308	39.414039	7,500,807	0.09%	1.31%
2007	1.00%	38,152	15.198601	579,857	0.09%	1.11%
2007	1.30%	392	37.083919	14,537	0.09%	0.81%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.00%	13,494	18.839019	254,214	4.57%	5.55%
2011	0.50%	62,879	17.772057	1,117,489	4.57%	5.02%
2011	0.80%	7,241	17.161065	124,263	4.57%	4.71%
2011	1.00%	33,462	16.429316	549,758	4.57%	4.50%
2010	0.00%	13,008	17.848904	232,179	5.92%	10.59%
2010	0.50%	47,334	16.922173	800,994	5.92%	10.04%
2010	0.80%	7,395	16.389349	121,199	5.92%	9.71%
2010	1.00%	20,023	15.721825	314,798	5.92%	9.49%
2009	0.00%	12,961	16.140130	209,192	10.24%	24.38%
2009	0.50%	63,508	15.378776	976,675	10.24%	23.76%
2009	0.80%	8,435	14.939280	126,013	10.24%	23.39%
2009	1.00%	12,411	14.359495	178,216	10.24%	23.14%
2008	0.00%	7,635	12.976596	99,076	6.56%	-17.29%
2008	0.50%	52,478	12.426396	652,112	6.56%	-17.70%
2008	0.80%	10,404	12.107507	125,967	6.56%	-17.95%
2008	1.00%	4,740	11.660904	55,273	6.56%	-18.11%
2007	0.00%	9,784	15.689482	153,506	4.10%	4.62%
2007	0.50%	61,778	15.099593	932,823	4.10%	4.10%
2007	0.80%	19,404	14.756333	286,332	4.10%	3.79%
2007	1.00%	17,946	14.240475	255,560	4.10%	3.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.00%	1,279	$11.049485	$14,132	1.61%	1.30%
2011	0.50%	35,719	10.848926	387,513	1.61%	0.79%
2011	0.80%	4,432	10.730325	47,557	1.61%	0.49%
2010	0.00%	2,211	10.907906	24,117	1.12%	2.42%
2010	0.50%	41,583	10.763451	447,577	1.12%	1.91%
2010	0.80%	4,742	10.677685	50,634	1.12%	1.60%
2009	0.00%	3,355	10.650192	35,731	2.72%	7.11%
2009	0.50%	177,387	10.561833	1,873,532	2.72%	6.58%
2009	0.80%	7,304	10.509149	76,759	2.72%	6.26%
2008	0.00%	259	9.943310	2,575	1.15%	-0.57%	5/1/2008
2008	0.50%	2,297	9.910227	22,764	1.15%	-0.90%	5/1/2008
2008	0.80%	231	9.890421	2,285	1.15%	-1.10%	5/1/2008
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.00%	383,225	13.891692	5,323,644	0.67%	-2.23%
2011	0.50%	2,143,935	13.707902	29,388,851	0.67%	-2.72%
2011	0.80%	511,317	13.598787	6,953,291	0.67%	-3.01%
2011	1.00%	199,807	13.526537	2,702,697	0.67%	-3.20%
2011	1.30%	2	13.418859	27	0.67%	-3.49%
2010	0.00%	485,396	14.209081	6,897,031	0.06%	8.80%
2010	0.50%	2,560,843	14.091225	36,085,415	0.06%	8.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2010	0.80%	584,895	14.020971	8,200,796	0.06%	7.93%
2010	1.00%	242,433	13.974338	3,387,841	0.06%	7.72%
2010	1.30%	2	13.904670	28	0.06%	7.40%
2009	0.80%	91	12.990421	1,182	0.07%	29.90%	5/1/2009
2009	1.00%	393	12.973105	5,098	0.07%	29.73%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.00%	176	12.139096	2,136	2.58%	-12.43%
2011	0.50%	2,840	11.978398	34,019	2.58%	-12.86%
2011	0.80%	968	11.883015	11,503	2.58%	-13.12%
2010	0.50%	2,751	13.746466	37,817	2.73%	5.82%
2010	0.80%	565	13.677945	7,728	2.73%	5.50%
2009	0.50%	868	12.990964	11,276	0.77%	29.91%	5/1/2009
2009	0.80%	106	12.965005	1,374	0.77%	29.65%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.00%	3,018	16.113167	48,630	1.30%	-2.32%
2011	0.50%	31,295	15.429859	482,877	1.30%	-2.81%
2011	0.80%	5,701	15.033857	85,708	1.30%	-3.10%
2010	0.00%	3,786	16.496681	62,456	1.54%	15.77%
2010	0.50%	37,441	15.876158	594,419	1.54%	15.19%
2010	0.80%	6,522	15.515100	101,189	1.54%	14.85%
2009	0.00%	4,308	14.249315	61,386	1.11%	28.55%
2009	0.50%	33,022	13.781994	455,109	1.11%	27.91%
2009	0.80%	6,110	13.508987	82,540	1.11%	27.52%
2008	0.00%	6,958	11.084763	77,128	1.98%	-36.99%
2008	0.50%	33,463	10.774963	360,563	1.98%	-37.31%
2008	0.80%	7,035	10.593240	74,523	1.98%	-37.49%
2007	0.00%	8,692	17.592080	152,910	1.71%	-2.22%
2007	0.50%	36,330	17.186389	624,382	1.71%	-2.71%
2007	0.80%	10,218	16.947459	173,169	1.71%	-3.00%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.00%	67,393	$10.243095	$690,313	0.86%	6.50%
2011	0.50%	676,021	10.056852	6,798,643	0.86%	5.97%
2011	0.80%	152,282	9.946733	1,514,708	0.86%	5.65%
2011	1.00%	23,921	9.873993	236,196	0.86%	5.44%
2010	0.00%	60,720	9.617905	583,999	1.91%	30.18%
2010	0.50%	723,190	9.490250	6,863,254	1.91%	29.53%
2010	0.80%	178,017	9.414469	1,675,936	1.91%	29.14%
2010	1.00%	17,013	9.364280	159,314	1.91%	28.89%
2009	0.00%	65,646	7.388147	485,002	2.18%	30.84%
2009	0.50%	805,068	7.326555	5,898,375	2.18%	30.18%
2009	0.80%	203,153	7.289844	1,480,954	2.18%	29.79%
2009	1.00%	198	7.265473	1,439	2.18%	29.53%
2008	0.00%	215	5.646840	1,214	3.65%	-43.53%	5/1/2008
2008	0.50%	10,242	5.627880	57,641	3.65%	-43.72%	5/1/2008
2008	0.80%	226	5.616528	1,269	3.65%	-43.83%	5/1/2008
VPS Growth and Income Portfolio - Class A (ALVGIA)
2011	0.00%	1,168	15.470995	18,070	1.34%	6.32%
2011	0.50%	15,467	14.814923	229,142	1.34%	5.79%
2011	0.80%	2,845	14.434748	41,067	1.34%	5.47%
2010	0.00%	579	14.551780	8,425	0.00%	13.09%
2010	0.50%	13,218	14.004383	185,110	0.00%	12.53%
2010	0.80%	3,483	13.685906	47,668	0.00%	12.19%
2009	0.00%	6,768	12.867191	87,085	4.22%	20.82%
2009	0.50%	22,233	12.445189	276,694	4.22%	20.22%
2009	0.80%	4,088	12.198669	49,868	4.22%	19.86%
2008	0.00%	16,526	10.649521	175,994	2.08%	-40.60%
2008	0.50%	28,510	10.351889	295,132	2.08%	-40.90%
2008	0.80%	5,311	10.177334	54,052	2.08%	-41.08%
2007	0.00%	18,646	17.929588	334,315	1.55%	5.12%
2007	0.50%	20,390	17.516124	357,154	1.55%	4.59%
2007	0.80%	15,124	17.272663	261,232	1.55%	4.28%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.00%	7,367	21.911401	161,421	0.52%	-8.39%
2011	0.50%	33,867	20.982250	710,606	0.52%	-8.85%
2011	0.80%	6,262	20.443783	128,019	0.52%	-9.12%
2010	0.00%	5,927	23.918151	141,763	0.49%	26.91%
2010	0.50%	44,590	23.018557	1,026,397	0.49%	26.28%
2010	0.80%	7,246	22.495125	163,000	0.49%	25.90%
2009	0.00%	3,930	18.846934	74,068	1.08%	42.86%
2009	0.50%	29,568	18.228862	538,991	1.08%	42.14%
2009	0.80%	4,957	17.867799	88,571	1.08%	41.72%
2008	0.00%	5,223	13.192861	68,906	0.75%	-35.58%
2008	0.50%	30,212	12.824196	387,445	0.75%	-35.90%
2008	0.80%	7,514	12.607947	94,736	0.75%	-36.09%
2007	0.00%	4,368	20.478040	89,448	1.06%	1.70%
2007	0.50%	38,038	20.005857	760,983	1.06%	1.19%
2007	0.80%	10,032	19.727780	197,909	1.06%	0.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Balanced Fund - Class I (ACVB)
2011	0.00%	17,832	$23.458367	$418,310	1.88%	5.33%
2011	0.50%	70,885	28.796383	2,041,232	1.88%	4.81%
2011	0.80%	24,908	27.871548	694,225	1.88%	4.49%
2011	1.00%	50,131	12.753560	639,349	1.88%	4.29%
2011	1.30%	1	25.258809	25	1.88%	3.97%
2010	0.00%	20,936	22.270938	466,264	1.89%	11.64%
2010	0.50%	75,406	27.475433	2,071,813	1.89%	11.08%
2010	0.80%	27,822	26.672710	742,088	1.89%	10.75%
2010	1.00%	53,697	12.229364	656,680	1.89%	10.53%
2010	1.30%	1	24.293201	24	1.89%	10.19%
2009	0.00%	22,461	19.949729	448,091	5.53%	15.48%
2009	0.50%	86,103	24.735048	2,129,762	5.53%	14.91%
2009	0.80%	29,897	24.084460	720,053	5.53%	14.56%
2009	1.00%	55,234	11.064741	611,150	5.53%	14.33%
2009	1.30%	1	22.045707	22	5.53%	13.99%
2008	0.00%	23,201	17.275155	400,801	2.47%	-20.33%
2008	0.50%	98,678	21.526265	2,124,169	2.47%	-20.73%
2008	0.80%	46,134	21.023041	969,877	2.47%	-20.97%
2008	1.00%	57,666	9.677622	558,070	2.47%	-21.13%
2007	0.00%	27,022	21.683809	585,940	2.12%	4.94%
2007	0.50%	72,948	27.155398	1,980,932	2.12%	4.41%
2007	0.80%	62,528	26.600354	1,663,267	2.12%	4.09%
2007	1.00%	38,914	12.269595	477,459	2.12%	3.89%
2007	1.30%	8	24.593469	197	2.12%	3.57%
VP Capital Appreciation Fund - Class I (ACVCA)
2011	0.00%	11,225	21.488190	241,205	0.00%	-6.51%
2011	0.50%	495	52.305178	25,891	0.00%	-6.97%
2011	0.80%	461	32.035223	14,768	0.00%	-7.25%
2011	1.00%	98,038	10.348382	1,014,535	0.00%	-7.44%
2011	1.30%	3	31.341703	94	0.00%	-7.71%
2010	0.00%	13,217	22.983587	303,774	0.00%	31.29%
2010	0.50%	498	56.225138	28,000	0.00%	30.64%
2010	0.80%	486	34.539358	16,786	0.00%	30.25%
2010	1.00%	108,509	11.179591	1,213,086	0.00%	29.99%
2009	0.00%	13,421	17.505890	234,947	1.33%	37.07%
2009	0.50%	504	43.039250	21,692	1.33%	36.39%
2009	0.80%	465	26.518517	12,331	1.33%	35.98%
2009	1.00%	128,037	8.600594	1,101,194	1.33%	35.71%
2008	0.00%	41,738	12.771185	533,044	0.00%	-46.18%
2008	0.50%	182,727	31.556083	5,766,148	0.00%	-46.45%
2008	0.80%	130,432	19.501606	2,543,633	0.00%	-46.61%
2008	1.00%	143,436	6.337501	909,026	0.00%	-46.72%
2007	0.00%	57,452	23.730825	1,363,383	0.00%	45.80%
2007	0.50%	191,634	58.930990	11,293,181	0.00%	45.07%
2007	0.80%	170,672	36.529047	6,234,486	0.00%	44.64%
2007	1.00%	220,292	11.894815	2,620,333	0.00%	44.35%
2007	1.30%	2	36.460250	73	0.00%	43.91%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2011	0.00%	24,364	$13.850615	$337,456	1.54%	3.11%
2011	0.50%	91,748	12.935713	1,186,826	1.54%	2.60%
2011	0.80%	10,171	12.416062	126,284	1.54%	2.29%
2011	1.00%	8,410	9.984507	83,970	1.54%	2.09%
2010	0.00%	25,652	13.432615	344,573	1.54%	14.15%
2010	0.50%	101,037	12.608071	1,273,882	1.54%	13.58%
2010	0.80%	12,313	12.137849	149,453	1.54%	13.24%
2010	1.00%	7,003	9.780279	68,491	1.54%	13.01%
2009	0.00%	26,440	11.767915	311,144	5.01%	18.10%
2009	0.50%	101,794	11.100863	1,130,001	5.01%	17.51%
2009	0.80%	15,113	10.718927	161,995	5.01%	17.16%
2009	1.00%	7,280	8.654230	63,003	5.01%	16.92%
2008	0.00%	29,644	9.964615	295,391	2.06%	-34.59%
2008	0.50%	123,288	9.446908	1,164,690	2.06%	-34.91%
2008	0.80%	27,111	9.149298	248,047	2.06%	-35.11%
2008	1.00%	9,362	7.401733	69,295	2.06%	-35.24%
2007	0.00%	27,666	15.233128	421,440	1.88%	-0.07%
2007	0.50%	111,674	14.514258	1,620,865	1.88%	-0.57%
2007	0.80%	55,800	14.099337	786,743	1.88%	-0.87%
2007	1.00%	14,802	11.429189	169,175	1.88%	-1.07%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.00%	25,289	15.723236	397,625	4.00%	11.74%
2011	0.50%	117,480	15.055027	1,768,665	4.00%	11.19%
2011	0.80%	16,947	14.666531	248,554	4.00%	10.86%
2010	0.00%	23,941	14.070730	336,867	1.70%	5.12%
2010	0.50%	96,102	13.540060	1,301,227	1.70%	4.59%
2010	0.80%	15,032	13.230161	198,876	1.70%	4.28%
2009	0.00%	22,549	13.385524	301,830	1.82%	10.21%
2009	0.50%	108,771	12.945320	1,408,075	1.82%	9.66%
2009	0.80%	13,631	12.687145	172,938	1.82%	9.33%
2008	0.00%	25,234	12.144940	306,465	4.87%	-1.59%
2008	0.50%	84,313	11.804557	995,278	4.87%	-2.08%
2008	0.80%	17,280	11.604121	200,519	4.87%	-2.38%
2007	0.00%	16,186	12.340997	199,751	4.41%	9.49%
2007	0.50%	44,004	12.055397	530,486	4.41%	8.94%
2007	0.80%	14,896	11.886541	177,062	4.41%	8.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2011	0.00%	14,027	$20.548394	$288,232	1.43%	-12.04%
2011	0.80%	572	20.115095	11,506	1.43%	-12.74%
2011	1.00%	29,115	8.397753	244,501	1.43%	-12.92%
2010	0.00%	15,900	23.361398	371,446	2.37%	13.29%
2010	0.50%	133	23.825547	3,169	2.37%	12.73%
2010	0.80%	572	23.052345	13,186	2.37%	12.39%
2010	1.00%	42,377	9.643270	408,653	2.37%	12.17%
2009	0.00%	16,897	20.620545	348,425	3.20%	33.76%
2009	0.80%	572	20.510931	11,732	3.20%	32.70%
2009	1.00%	54,101	8.597301	465,123	3.20%	32.43%
2008	0.00%	31,455	15.415539	484,896	0.86%	-44.82%
2008	0.50%	167,006	15.879697	2,652,005	0.86%	-45.10%
2008	0.80%	35,916	15.456745	555,144	0.86%	-45.26%
2008	1.00%	62,231	6.491776	403,990	0.86%	-45.37%
2007	0.00%	38,002	27.938306	1,061,712	0.72%	18.06%
2007	0.50%	180,196	28.924155	5,212,017	0.72%	17.46%
2007	0.80%	73,188	28.238561	2,066,724	0.72%	17.11%
2007	1.00%	79,918	11.883894	949,737	0.72%	16.88%
2007	1.30%	354	26.406669	9,348	0.72%	16.52%
VP International Fund - Class III (ACVI3)
2011	0.00%	16,408	12.672898	207,937	1.42%	-12.04%
2010	0.00%	16,935	14.407773	243,996	2.25%	13.29%
2009	0.00%	17,215	12.717392	218,930	3.37%	33.76%
2008	0.00%	25,760	9.507294	244,908	0.79%	-44.82%
2008	0.50%	146,762	9.334573	1,369,961	0.79%	-45.10%
2008	0.80%	43,028	9.232446	397,254	0.79%	-45.26%
2007	0.00%	25,082	17.230511	432,176	0.60%	18.06%
2007	0.50%	129,282	17.002494	2,198,116	0.60%	17.46%
2007	0.80%	56,198	16.867137	947,899	0.60%	17.11%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.00%	2,657	15.491583	41,161	1.31%	-0.69%
2011	0.50%	84,192	14.983934	1,261,527	1.31%	-1.19%
2011	0.80%	7,564	14.687355	111,095	1.31%	-1.48%
2010	0.00%	4,230	15.599747	65,987	2.37%	19.25%
2010	0.50%	78,645	15.164047	1,192,576	2.37%	18.66%
2010	0.80%	9,365	14.908480	139,618	2.37%	18.30%
2009	0.00%	3,761	13.081223	49,198	3.82%	29.94%
2009	0.50%	65,407	12.779527	835,871	3.82%	29.30%
2009	0.80%	9,006	12.601860	113,492	3.82%	28.91%
2008	0.00%	4,099	10.066767	41,264	0.09%	-24.35%
2008	0.50%	66,882	9.883888	661,054	0.09%	-24.73%
2008	0.80%	9,574	9.775760	93,593	0.09%	-24.95%
2007	0.00%	3,036	13.306496	40,399	0.70%	-2.31%
2007	0.50%	69,408	13.130382	911,354	0.70%	-2.80%
2007	0.80%	15,018	13.025836	195,622	0.70%	-3.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2011	0.00%	1,197	$12.268729	$14,686	0.00%	1.07%
2011	1.00%	2,829	11.138189	31,510	0.00%	0.06%
2010	0.00%	1,897	12.139312	23,028	0.59%	16.08%
2010	1.00%	1,507	11.131199	16,775	0.59%	14.93%
2009	0.00%	2,677	10.457353	27,994	0.46%	34.48%
2009	1.00%	2,132	9.685187	20,649	0.46%	33.14%
2008	0.00%	5,710	7.776182	44,402	0.00%	-41.48%
2008	0.50%	26,006	7.521089	195,593	0.00%	-41.77%
2008	0.80%	6,452	7.372083	47,565	0.00%	-41.95%
2008	1.00%	2,588	7.274343	18,826	0.00%	-42.06%
2007	0.00%	9,952	13.288079	132,243	0.00%	21.02%
2007	0.50%	51,430	12.916798	664,311	0.00%	20.41%
2007	0.80%	11,886	12.699015	150,940	0.00%	20.05%
2007	1.00%	2,778	12.555821	34,880	0.00%	19.81%
VP Value Fund - Class I (ACVV)
2010	0.80%	5	23.542842	118	1.67%	10.31%
2009	0.00%	56,018	23.686331	1,326,861	5.84%	19.86%
2009	0.50%	202,297	22.072010	4,465,101	5.84%	19.27%
2009	0.80%	43,721	21.343028	933,139	5.84%	18.91%
2009	1.00%	42,294	15.543434	657,394	5.84%	18.67%
2008	0.00%	61,645	19.761076	1,218,172	2.47%	-26.78%
2008	0.50%	229,017	18.506594	4,238,325	2.47%	-27.14%
2008	0.80%	63,519	17.949130	1,140,111	2.47%	-27.36%
2008	1.00%	53,224	13.097945	697,125	2.47%	-27.51%
2007	0.00%	72,996	26.987072	1,969,948	1.65%	-5.14%
2007	0.50%	241,306	25.400814	6,129,369	1.65%	-5.61%
2007	0.80%	102,224	24.709849	2,525,940	1.65%	-5.90%
2007	1.00%	72,664	18.067598	1,312,864	1.65%	-6.09%
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.00%	2,700	12.539840	33,858	0.00%	-7.89%
2010	0.00%	3,086	13.614679	42,015	0.00%	23.88%
2009	0.00%	3,463	10.990064	38,059	0.00%	22.47%
2008	0.00%	4,820	8.973691	43,253	0.00%	-48.62%
2008	0.50%	85,867	8.810636	756,543	0.00%	-48.88%
2008	0.80%	14,766	8.714227	128,674	0.00%	-49.03%
2007	0.00%	5,970	17.466180	104,273	0.00%	39.77%
2007	0.50%	80,738	17.235095	1,391,527	0.00%	39.07%
2007	0.80%	18,398	17.097896	314,567	0.00%	38.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.00%	20,644	$17.170194	$354,461	0.57%	0.56%
2011	0.50%	66,923	16.360013	1,094,861	0.57%	0.06%
2011	0.80%	9,732	15.892376	154,665	0.57%	-0.24%
2011	1.00%	19,008	15.588032	296,297	0.57%	-0.44%
2010	0.00%	22,647	17.074091	386,677	0.55%	25.83%
2010	0.50%	53,266	16.349821	870,890	0.55%	25.20%
2010	0.80%	11,107	15.930108	176,936	0.55%	24.82%
2010	1.00%	22,243	15.656264	348,242	0.55%	24.58%
2009	0.00%	23,938	13.569574	324,828	2.51%	25.03%
2009	0.50%	57,317	13.059017	748,504	2.51%	24.40%
2009	0.80%	10,571	12.761955	134,907	2.51%	24.03%
2009	1.00%	13,278	12.567656	166,873	2.51%	23.78%
2008	0.00%	20,630	10.853308	223,904	0.87%	-30.91%
2008	0.50%	48,249	10.497320	506,485	0.87%	-31.26%
2008	0.80%	13,403	10.289367	137,908	0.87%	-31.46%
2008	1.00%	18,400	10.153007	186,815	0.87%	-31.60%
2007	0.00%	26,930	15.709599	423,060	0.37%	-0.65%
2007	0.50%	47,664	15.270683	727,862	0.37%	-1.15%
2007	0.80%	22,938	15.013257	344,374	0.37%	-1.45%
2007	1.00%	18,706	14.844030	277,672	0.37%	-1.65%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.00%	40,442	20.095335	812,696	1.56%	9.01%
2011	0.50%	173,907	18.638060	3,241,289	1.56%	8.47%
2011	0.80%	26,334	17.899937	471,377	1.56%	8.15%
2011	1.00%	80,749	11.951238	965,051	1.56%	7.93%
2010	0.00%	39,151	18.434129	721,715	2.17%	15.32%
2010	0.50%	132,417	17.182815	2,275,297	2.17%	14.74%
2010	0.80%	26,721	16.551777	442,280	2.17%	14.40%
2010	1.00%	65,892	11.073168	729,633	2.17%	14.17%
2009	0.00%	53,869	15.985658	861,131	2.65%	22.56%
2009	0.50%	142,023	14.975150	2,126,816	2.65%	21.95%
2009	0.80%	31,383	14.468488	454,065	2.65%	21.58%
2009	1.00%	67,951	9.698799	659,043	2.65%	21.34%
2008	0.00%	53,547	13.043268	698,428	1.97%	-29.55%
2008	0.50%	129,485	12.279988	1,590,074	1.97%	-29.90%
2008	0.80%	62,193	11.900157	740,106	1.97%	-30.11%
2008	1.00%	84,234	7.993118	673,292	1.97%	-30.25%
2007	0.00%	53,388	18.514426	988,448	1.61%	7.13%
2007	0.50%	117,308	17.518498	2,055,060	1.61%	6.60%
2007	0.80%	94,654	17.027724	1,611,742	1.61%	6.27%
2007	1.00%	78,734	11.460137	902,302	1.61%	6.06%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	0.00%	754	12.465849	9,399	0.40%	-13.85%
2011	0.50%	13,055	11.937082	155,839	0.40%	-14.27%
2011	0.80%	3,371	11.630664	39,207	0.40%	-14.53%
2010	0.00%	166	14.469098	2,402	0.56%	31.15%
2010	0.50%	12,962	13.924754	180,493	0.56%	30.50%
2010	0.80%	3,247	13.608033	44,185	0.56%	30.11%
2009	0.00%	184	11.032594	2,030	2.01%	26.04%
2009	0.50%	6,951	10.670685	74,172	2.01%	25.41%
2009	0.80%	3,260	10.459262	34,097	2.01%	25.03%
2008	0.00%	175	8.753397	1,532	0.93%	-37.59%
2008	0.50%	9,322	8.508710	79,318	0.93%	-37.90%
2008	0.80%	3,511	8.365189	29,370	0.93%	-38.09%
2007	0.00%	178	14.026060	2,497	0.83%	-11.06%
2007	0.50%	9,412	13.702540	128,968	0.83%	-11.51%
2007	0.80%	4,684	13.512011	63,290	0.83%	-11.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth and Income Portfolio - Initial Shares (DGI)
2011	0.00%	13,600	$15.854162	$215,617	1.22%	-2.79%
2011	0.50%	45,849	14.626679	670,619	1.22%	-3.28%
2011	0.80%	15,440	14.059096	217,072	1.22%	-3.57%
2011	1.00%	10,648	9.451977	100,645	1.22%	-3.76%
2010	0.00%	22,084	16.309863	360,187	1.21%	18.61%
2010	0.50%	50,734	15.122378	767,219	1.21%	18.02%
2010	0.80%	18,856	14.579135	274,904	1.21%	17.66%
2010	1.00%	11,227	9.821184	110,262	1.21%	17.43%
2009	0.00%	23,756	13.751257	326,675	1.34%	28.79%
2009	0.50%	56,255	12.813906	720,846	1.34%	28.14%
2009	0.80%	20,532	12.390653	254,405	1.34%	27.76%
2009	1.00%	13,887	8.363624	116,146	1.34%	27.50%
2008	0.00%	31,342	10.677601	334,657	0.66%	-40.41%
2008	0.50%	57,462	9.999637	574,599	0.66%	-40.71%
2008	0.80%	28,885	9.698392	280,138	0.66%	-40.89%
2008	1.00%	15,792	6.559473	103,587	0.66%	-41.01%
2007	0.00%	33,820	17.918567	606,006	0.76%	8.45%
2007	0.50%	42,986	16.865204	724,968	0.76%	7.90%
2007	0.80%	47,184	16.406411	774,120	0.76%	7.58%
2007	1.00%	16,816	11.118706	186,972	0.76%	7.36%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2011	0.50%	4,897	13.846587	67,807	0.65%	-5.76%
2011	0.80%	217	13.491250	2,928	0.65%	-6.05%
2010	0.50%	14,445	14.693647	212,250	0.68%	12.51%
2010	0.80%	204	14.359505	2,929	0.68%	12.17%
2009	0.50%	4,369	13.059781	57,058	1.80%	12.91%
2009	0.80%	1,183	12.801099	15,144	1.80%	12.58%
2008	0.50%	3,309	11.566132	38,272	0.21%	-29.72%
2008	0.80%	627	11.371112	7,130	0.21%	-29.93%
2007	0.50%	254	16.457068	4,180	0.71%	9.33%
2007	0.80%	626	16.228297	10,159	0.71%	9.00%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.00%	26,489	16.107550	426,673	4.81%	2.27%
2011	0.50%	56,565	15.347745	868,145	4.81%	1.76%
2011	0.80%	11,285	14.909191	168,250	4.81%	1.46%
2011	1.00%	40,098	14.623773	586,384	4.81%	1.26%
2010	0.00%	26,373	15.749680	415,366	5.38%	8.50%
2010	0.50%	63,895	15.081764	963,649	5.38%	7.96%
2010	0.80%	13,761	14.694701	202,214	5.38%	7.64%
2010	1.00%	9,531	14.442169	137,648	5.38%	7.42%
2009	0.00%	29,675	14.515295	430,741	5.89%	20.43%
2009	0.50%	70,869	13.969361	989,995	5.89%	19.83%
2009	0.80%	12,329	13.651720	168,312	5.89%	19.48%
2009	1.00%	37,387	13.443967	502,630	5.89%	19.24%
2008	0.00%	22,443	12.052470	270,494	5.12%	-7.29%
2008	0.50%	40,508	11.657260	472,212	5.12%	-7.75%
2008	0.80%	16,052	11.426394	183,416	5.12%	-8.03%
2008	1.00%	34,491	11.275015	388,887	5.12%	-8.21%
2007	0.00%	17,856	12.999880	232,126	4.97%	5.38%
2007	0.50%	26,966	12.636630	340,759	4.97%	4.86%
2007	0.80%	22,236	12.423584	276,251	4.97%	4.54%
2007	1.00%	32,494	12.283540	399,141	4.97%	4.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2011	0.00%	149,096	$22.892147	$3,413,128	2.36%	0.97%
2011	0.50%	379,343	58.447557	22,171,672	2.36%	0.47%
2011	0.80%	160,230	47.391689	7,593,570	2.36%	0.17%
2011	1.00%	263,003	11.958724	3,145,180	2.36%	-0.03%
2011	1.30%	1	42.631104	43	2.36%	-0.33%
2010	0.00%	175,971	22.671870	3,989,592	1.81%	15.15%
2010	0.50%	441,234	58.174736	25,668,671	1.81%	14.58%
2010	0.80%	179,902	47.311929	8,511,511	1.81%	14.23%
2010	1.00%	304,964	11.962455	3,648,118	1.81%	14.00%
2010	1.30%	1	42.772276	43	1.81%	13.66%
2009	0.00%	200,574	19.689180	3,949,138	2.24%	30.21%
2009	0.50%	500,783	50.774293	25,426,903	2.24%	29.56%
2009	0.80%	202,135	41.417283	8,371,882	2.24%	29.17%
2009	1.00%	351,952	10.492986	3,693,027	2.24%	28.91%
2009	1.30%	1	37.630730	38	2.24%	28.53%
2008	0.00%	231,255	15.121228	3,496,860	2.40%	-42.65%
2008	0.50%	576,617	39.190034	22,597,640	2.40%	-42.94%
2008	0.80%	240,665	32.063918	7,716,663	2.40%	-43.11%
2008	1.00%	419,968	8.139596	3,418,370	2.40%	-43.23%
2007	0.00%	278,062	26.368140	7,331,978	1.77%	1.53%
2007	0.50%	592,452	68.682638	40,691,166	1.77%	1.02%
2007	0.80%	336,206	56.363167	18,949,635	1.77%	0.72%
2007	1.00%	463,760	14.336823	6,648,845	1.77%	0.51%
2007	1.30%	6	51.725856	310	1.77%	0.21%
High Income Portfolio - Initial Class (FHIP)
2011	0.00%	71,464	19.548118	1,396,987	6.27%	4.03%
2011	0.50%	147,031	40.794842	5,998,106	6.27%	3.51%
2011	0.80%	42,868	37.762814	1,618,816	6.27%	3.20%
2011	1.00%	63,903	14.666687	937,245	6.27%	3.00%
2010	0.00%	87,453	18.790698	1,643,303	7.26%	13.82%
2010	0.50%	165,396	39.410184	6,518,287	7.26%	13.26%
2010	0.80%	51,403	36.590379	1,880,855	7.26%	12.92%
2010	1.00%	89,511	14.239694	1,274,609	7.26%	12.69%
2009	0.00%	100,115	16.508703	1,652,769	7.68%	43.96%
2009	0.50%	190,562	34.797509	6,631,083	7.68%	43.24%
2009	0.80%	61,557	32.404743	1,994,739	7.68%	42.81%
2009	1.00%	159,831	12.636025	2,019,629	7.68%	42.53%
2008	0.00%	120,515	11.467804	1,382,042	8.25%	-24.98%
2008	0.50%	231,676	24.293166	5,628,144	8.25%	-25.36%
2008	0.80%	80,105	22.690582	1,817,629	8.25%	-25.58%
2008	1.00%	165,861	8.865726	1,470,478	8.25%	-25.73%
2007	0.00%	140,988	15.287268	2,155,321	7.41%	2.79%
2007	0.50%	247,158	32.546729	8,044,184	7.41%	2.27%
2007	0.80%	118,930	30.491108	3,626,307	7.41%	1.96%
2007	1.00%	145,894	11.937443	1,741,601	7.41%	1.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	0.00%	28,280	$23.504361	$664,703	1.89%	-2.56%
2011	0.50%	188,094	40.390644	7,597,238	1.89%	-3.05%
2011	0.80%	68,594	34.366682	2,357,348	1.89%	-3.34%
2011	1.00%	168,991	12.367780	2,090,044	1.89%	-3.53%
2011	1.30%	1	35.176377	35	1.89%	-3.82%
2010	0.00%	33,987	24.122023	819,835	1.69%	14.26%
2010	0.50%	209,604	41.659364	8,731,969	1.69%	13.69%
2010	0.80%	76,588	35.552451	2,722,891	1.69%	13.35%
2010	1.00%	185,080	12.820073	2,372,739	1.69%	13.13%
2010	1.30%	1	36.572093	37	1.69%	12.79%
2009	0.00%	37,939	21.110749	800,921	2.27%	29.11%
2009	0.50%	232,760	36.641407	8,528,654	2.27%	28.47%
2009	0.80%	84,006	31.363945	2,634,760	2.27%	28.08%
2009	1.00%	186,964	11.332339	2,118,739	2.27%	27.83%
2009	1.30%	1	32.425044	32	2.27%	27.45%
2008	0.00%	49,593	16.350697	810,880	2.55%	-28.72%
2008	0.50%	271,683	28.521671	7,748,853	2.55%	-29.07%
2008	0.80%	107,493	24.486999	2,632,181	2.55%	-29.29%
2008	1.00%	212,470	8.865285	1,883,607	2.55%	-29.43%
2007	0.00%	54,336	22.938056	1,246,362	6.08%	15.50%
2007	0.50%	306,478	40.213337	12,324,503	6.08%	14.92%
2007	0.80%	132,782	34.628652	4,598,062	6.08%	14.58%
2007	1.00%	229,524	12.562122	2,883,308	6.08%	14.35%
2007	1.30%	6	36.160198	217	6.08%	14.00%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2010	0.50%	1	37.528108	38	0.05%	14.11%
2010	0.80%	473	36.264896	17,153	0.05%	13.78%
2009	0.00%	179,893	29.787895	5,358,634	1.36%	35.71%
2009	0.50%	895,768	32.887636	29,459,692	1.36%	35.03%
2009	0.80%	202,693	31.871810	6,460,193	1.36%	34.63%
2009	1.00%	227,784	12.045454	2,743,762	1.36%	34.36%
2009	1.30%	1	29.643503	30	1.36%	33.96%
2008	0.00%	205,267	21.949689	4,505,547	0.95%	-42.51%
2008	0.50%	1,037,409	24.355264	25,266,370	0.95%	-42.80%
2008	0.80%	283,459	23.673901	6,710,580	0.95%	-42.97%
2008	1.00%	288,102	8.965097	2,582,862	0.95%	-43.09%
2008	1.30%	1	22.129119	22	0.95%	-43.26%
2007	0.00%	224,578	38.182151	8,574,871	0.93%	17.59%
2007	0.50%	1,000,686	42.579734	42,608,944	0.93%	17.00%
2007	0.80%	469,988	41.513259	19,510,734	0.93%	16.65%
2007	1.00%	346,744	15.752271	5,462,005	0.93%	16.42%
2007	1.30%	348	38.999532	13,572	0.93%	16.07%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.00%	15,797	$17.446617	$275,604	0.77%	-5.20%
2011	0.50%	124,550	16.874679	2,101,741	0.77%	-5.67%
2011	0.80%	38,558	16.540551	637,771	0.77%	-5.95%
2010	0.00%	18,742	18.403422	344,917	0.33%	19.16%
2010	0.50%	137,864	17.889194	2,466,276	0.33%	18.56%
2010	0.80%	42,752	17.587581	751,904	0.33%	18.21%
2009	0.00%	23,134	15.444750	357,299	0.24%	47.57%
2009	0.50%	203,763	15.088373	3,074,452	0.24%	46.84%
2009	0.80%	48,768	14.878509	725,595	0.24%	46.40%
2008	0.00%	27,453	10.465765	287,317	0.00%	-54.40%
2008	0.50%	197,262	10.275549	2,026,975	0.00%	-54.63%
2008	0.80%	63,653	10.163079	646,910	0.00%	-54.77%
2007	0.00%	27,034	22.953063	620,513	0.12%	45.64%
2007	0.50%	214,326	22.649325	4,854,339	0.12%	44.91%
2007	0.80%	71,504	22.469019	1,606,625	0.12%	44.48%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.00%	4,071	13.477731	54,868	2.34%	-0.28%
2011	0.50%	24,603	13.036152	320,728	2.34%	-0.78%
2011	0.80%	3,979	12.778157	50,844	2.34%	-1.08%
2010	0.00%	4,161	13.516167	56,241	1.90%	12.74%
2010	0.50%	15,610	13.138702	205,095	1.90%	12.17%
2010	0.80%	5,966	12.917291	77,065	1.90%	11.84%
2009	0.00%	1,759	11.989176	21,089	2.95%	24.15%
2009	0.50%	25,742	11.712729	301,509	2.95%	23.53%
2009	0.80%	3,521	11.549915	40,667	2.95%	23.16%
2008	0.00%	8,703	9.656832	84,043	2.31%	-25.08%
2008	0.50%	52,567	9.481428	498,410	2.31%	-25.45%
2008	0.80%	1,764	9.377717	16,542	2.31%	-25.67%
2007	0.00%	4,590	12.888793	59,160	5.88%	8.65%
2007	0.50%	71,358	12.718211	907,546	5.88%	8.10%
2007	0.80%	4,636	12.616940	58,492	5.88%	7.78%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.00%	1,647	13.437783	22,132	2.04%	-1.12%
2011	0.50%	48,519	12.997459	630,624	2.04%	-1.62%
2011	0.80%	18,156	12.740229	231,312	2.04%	-1.91%
2010	0.00%	1,747	13.590648	23,743	2.21%	14.52%
2010	0.50%	56,685	13.211069	748,869	2.21%	13.95%
2010	0.80%	16,901	12.988424	219,517	2.21%	13.61%
2009	0.00%	469	11.867504	5,566	3.20%	28.78%
2009	0.50%	48,825	11.593819	566,068	3.20%	28.13%
2009	0.80%	15,952	11.432637	182,373	3.20%	27.75%
2008	0.00%	13,010	9.215628	119,895	2.88%	-32.71%
2008	0.50%	54,125	9.048213	489,735	2.88%	-33.05%
2008	0.80%	11,923	8.949218	106,702	2.88%	-33.25%
2007	0.00%	8,938	13.695591	122,411	2.17%	10.17%
2007	0.50%	38,608	13.514322	521,761	2.17%	9.61%
2007	0.80%	10,358	13.406718	138,867	2.17%	9.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.50%	54,142	$12.665066	$685,712	2.06%	-3.18%
2011	0.80%	17,536	12.414407	217,699	2.06%	-3.47%
2010	0.50%	48,330	13.081107	632,210	1.95%	15.42%
2010	0.80%	19,133	12.860663	246,063	1.95%	15.08%
2009	0.50%	28,422	11.333383	322,117	2.30%	30.75%
2009	0.80%	24,962	11.175826	278,971	2.30%	30.36%
2008	0.50%	25,922	8.668038	224,693	2.06%	-38.39%
2008	0.80%	24,051	8.573208	206,194	2.06%	-38.57%
2007	0.50%	35,470	14.068082	498,995	2.76%	10.65%
2007	0.80%	13,868	13.956079	193,543	2.76%	10.32%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.50%	1	11.641245	12	0.00%	21.34%
2010	0.80%	11	11.215020	123	0.00%	20.99%
2009	0.00%	35,449	10.241993	363,068	0.47%	45.85%
2009	0.50%	176,900	9.594280	1,697,228	0.47%	45.12%
2009	0.80%	29,637	9.269518	274,721	0.47%	44.69%
2009	1.00%	3,666	7.004350	25,678	0.47%	44.40%
2008	0.00%	43,142	7.022261	302,954	0.42%	-55.02%
2008	0.50%	133,046	6.611121	879,583	0.42%	-55.24%
2008	0.80%	101,332	6.406522	649,186	0.42%	-55.38%
2008	1.00%	20,056	4.850665	97,285	0.42%	-55.47%
2007	0.00%	45,896	15.610808	716,474	0.00%	23.18%
2007	0.50%	94,062	14.770825	1,389,373	0.00%	22.57%
2007	0.80%	156,642	14.356892	2,248,892	0.00%	22.20%
2007	1.00%	12,236	10.892121	133,276	0.00%	21.95%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	0.00%	170,592	21.062729	3,593,133	0.35%	0.20%
2011	0.50%	430,909	63.965181	27,563,172	0.35%	-0.30%
2011	0.80%	300,253	43.253084	12,986,868	0.35%	-0.59%
2011	1.00%	455,202	7.496758	3,412,539	0.35%	-0.79%
2011	1.30%	19	39.444794	749	0.35%	-1.09%
2010	0.00%	196,217	21.020180	4,124,517	0.28%	24.17%
2010	0.50%	499,742	64.155259	32,061,077	0.28%	23.55%
2010	0.80%	333,533	43.511676	14,512,580	0.28%	23.18%
2010	1.00%	534,712	7.556643	4,040,628	0.28%	22.94%
2010	1.30%	17	39.879099	678	0.28%	22.57%
2009	0.00%	206,766	16.928202	3,500,177	0.44%	28.29%
2009	0.50%	557,057	51.924855	28,925,104	0.44%	27.65%
2009	0.80%	370,706	35.322377	13,094,217	0.44%	27.26%
2009	1.00%	585,826	6.146674	3,600,881	0.44%	27.01%
2009	1.30%	17	32.535551	553	0.44%	26.63%
2008	0.00%	243,890	13.195602	3,218,275	0.79%	-47.17%
2008	0.50%	596,470	40.678515	24,263,514	0.79%	-47.43%
2008	0.80%	450,264	27.755083	12,497,115	0.79%	-47.59%
2008	1.00%	692,175	4.839505	3,349,784	0.79%	-47.69%
2008	1.30%	16	25.693435	411	0.79%	-47.85%
2007	0.00%	275,376	24.975885	6,877,759	0.82%	26.96%
2007	0.50%	622,446	77.381327	48,165,697	0.82%	26.33%
2007	0.80%	558,044	52.956740	29,552,191	0.82%	25.95%
2007	1.00%	773,552	9.252332	7,157,160	0.82%	25.69%
2007	1.30%	144	49.269736	7,095	0.82%	25.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2011	0.00%	17,595	$12.659718	$222,748	6.99%	4.05%
2011	0.50%	197,547	12.367874	2,443,236	6.99%	3.53%
2011	0.80%	79,720	12.196027	972,267	6.99%	3.22%
2010	0.00%	16,672	12.167463	202,856	8.05%	13.88%
2010	0.50%	202,755	11.946381	2,422,188	8.05%	13.31%
2010	0.80%	78,191	11.815681	923,880	8.05%	12.97%
2009	0.00%	13,217	10.684849	141,222	9.14%	43.81%
2009	0.50%	224,364	10.543267	2,365,530	9.14%	43.10%
2009	0.80%	69,946	10.459227	731,581	9.14%	42.67%
2008	0.00%	18,296	7.429579	135,932	10.31%	-24.88%
2008	0.50%	168,238	7.367822	1,239,548	10.31%	-25.26%
2008	0.80%	53,080	7.331018	389,130	10.31%	-25.48%
2007	0.00%	10,246	9.890596	101,339	11.21%	-1.09%	5/1/2007
2007	0.50%	122,470	9.857586	1,207,259	11.21%	-1.42%	5/1/2007
2007	0.80%	30,864	9.837843	303,635	11.21%	-1.62%	5/1/2007
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.00%	34,735	15.264055	530,197	3.22%	7.21%
2011	0.50%	264,186	14.616946	3,861,592	3.22%	6.67%
2011	0.80%	23,285	14.241922	331,623	3.22%	6.36%
2010	0.00%	33,476	14.237787	476,624	3.56%	7.68%
2010	0.50%	283,862	13.702324	3,889,569	3.56%	7.14%
2010	0.80%	25,942	13.390753	347,383	3.56%	6.82%
2009	0.00%	27,224	13.222437	359,968	8.76%	15.67%
2009	0.50%	290,648	12.788918	3,717,073	8.76%	15.10%
2009	0.80%	22,454	12.535648	281,475	8.76%	14.75%
2008	0.00%	35,155	11.430864	401,852	4.47%	-3.35%
2008	0.50%	220,280	11.111478	2,447,636	4.47%	-3.83%
2008	0.80%	24,200	10.924128	264,364	4.47%	-4.12%
2007	0.00%	30,732	11.826500	363,452	4.06%	4.21%
2007	0.50%	239,992	11.553678	2,772,790	4.06%	3.69%
2007	0.80%	36,890	11.393001	420,288	4.06%	3.38%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.00%	21,838	26.289170	574,103	0.14%	-10.72%
2011	0.50%	229,983	25.174584	5,789,726	0.14%	-11.16%
2011	0.80%	39,066	24.528651	958,236	0.14%	-11.43%
2010	0.00%	22,098	29.444519	650,665	0.28%	28.70%
2010	0.50%	264,279	28.337312	7,488,956	0.28%	28.06%
2010	0.80%	43,070	27.693084	1,192,741	0.28%	27.68%
2009	0.00%	23,116	22.878053	528,849	0.60%	40.01%
2009	0.50%	277,478	22.127965	6,140,023	0.60%	39.32%
2009	0.80%	46,369	21.689786	1,005,734	0.60%	38.90%
2008	0.00%	26,488	16.339788	432,808	0.35%	-39.51%
2008	0.50%	283,059	15.883241	4,495,894	0.35%	-39.81%
2008	0.80%	65,092	15.615472	1,016,442	0.35%	-39.99%
2007	0.00%	30,584	27.011367	826,116	0.70%	15.49%
2007	0.50%	272,886	26.388591	7,201,077	0.70%	14.91%
2007	0.80%	92,888	26.021877	2,417,120	0.70%	14.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	0.00%	33,271	$17.414491	$579,398	1.29%	-17.16%
2011	0.50%	118,017	29.604824	3,493,873	1.29%	-17.58%
2011	0.80%	30,982	22.187015	687,398	1.29%	-17.82%
2011	1.00%	94,368	9.233835	871,379	1.29%	-17.99%
2011	1.30%	5	19.013413	95	1.29%	-18.23%
2010	0.00%	47,968	21.022695	1,008,417	1.40%	13.11%
2010	0.50%	136,651	35.917877	4,908,214	1.40%	12.55%
2010	0.80%	37,140	26.999105	1,002,747	1.40%	12.21%
2010	1.00%	117,567	11.259025	1,323,690	1.40%	11.99%
2009	0.00%	52,438	18.585431	974,583	2.07%	26.53%
2009	0.50%	158,444	31.912691	5,056,374	2.07%	25.90%
2009	0.80%	44,371	24.060407	1,067,584	2.07%	25.52%
2009	1.00%	120,336	10.053608	1,209,811	2.07%	25.27%
2008	0.00%	56,196	14.688536	825,437	2.41%	-43.80%
2008	0.50%	188,778	25.347887	4,785,123	2.41%	-44.09%
2008	0.80%	57,353	19.168350	1,099,362	2.41%	-44.25%
2008	1.00%	154,625	8.025502	1,240,943	2.41%	-44.37%
2007	0.00%	74,300	26.138222	1,942,070	3.29%	17.31%
2007	0.50%	220,112	45.333254	9,978,393	3.29%	16.72%
2007	0.80%	85,536	34.384792	2,941,138	3.29%	16.37%
2007	1.00%	169,320	14.425299	2,442,492	3.29%	16.14%
2007	1.30%	2	30.061976	60	3.29%	15.79%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.00%	24,016	11.466618	275,382	1.12%	-17.30%
2011	0.50%	207,184	11.090775	2,297,831	1.12%	-17.71%
2011	0.80%	53,755	10.871192	584,381	1.12%	-17.96%
2010	0.00%	33,994	13.865532	471,345	1.32%	13.01%
2010	0.50%	257,797	13.478254	3,474,653	1.32%	12.45%
2010	0.80%	57,338	13.251079	759,790	1.32%	12.11%
2009	0.00%	37,807	12.269434	463,870	2.17%	26.49%
2009	0.50%	307,164	11.986428	3,681,799	2.17%	25.86%
2009	0.80%	56,862	11.819747	672,094	2.17%	25.48%
2008	0.00%	43,474	9.699843	421,691	2.68%	-43.88%
2008	0.50%	292,626	9.523623	2,786,860	2.68%	-44.16%
2008	0.80%	68,191	9.419422	642,320	2.68%	-44.33%
2007	0.00%	38,404	17.283296	663,748	3.21%	17.23%
2007	0.50%	238,614	17.054609	4,069,468	3.21%	16.64%
2007	0.80%	77,400	16.918813	1,309,516	3.21%	16.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.00%	19,441	$15.055580	$292,696	0.80%	-8.85%
2011	0.50%	36,543	14.345026	524,210	0.80%	-9.30%
2011	0.80%	5,608	13.934920	78,147	0.80%	-9.57%
2011	1.00%	6,604	13.668049	90,264	0.80%	-9.75%
2010	0.00%	25,254	16.516915	417,118	0.41%	26.45%
2010	0.50%	41,802	15.816183	661,148	0.41%	25.82%
2010	0.80%	6,185	15.410121	95,312	0.41%	25.45%
2010	1.00%	11,335	15.145229	171,671	0.41%	25.20%
2009	0.00%	21,462	13.061648	280,329	0.57%	57.40%
2009	0.50%	63,858	12.570115	802,702	0.57%	56.61%
2009	0.80%	6,437	12.284130	79,073	0.57%	56.14%
2009	1.00%	9,300	12.097114	112,503	0.57%	55.83%
2008	0.00%	20,161	8.298533	167,307	0.65%	-51.17%
2008	0.50%	42,082	8.026295	337,763	0.65%	-51.42%
2008	0.80%	6,539	7.867248	51,444	0.65%	-51.57%
2008	1.00%	10,445	7.762982	81,084	0.65%	-51.66%
2007	0.00%	21,268	16.996302	361,477	0.83%	5.60%
2007	0.50%	40,724	16.521474	672,821	0.83%	5.07%
2007	0.80%	11,738	16.242952	190,660	0.83%	4.75%
2007	1.00%	12,228	16.059906	196,381	0.83%	4.54%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.00%	11,961	12.805162	153,163	6.21%	2.38%
2011	0.50%	70,842	12.447515	881,807	6.21%	1.87%
2011	0.80%	13,328	12.237789	163,105	6.21%	1.57%
2010	0.00%	9,146	12.507001	114,389	7.07%	12.67%
2010	0.50%	63,635	12.218491	777,524	7.07%	12.11%
2010	0.80%	12,959	12.048616	156,138	7.07%	11.78%
2009	0.00%	9,101	11.100337	101,024	8.10%	35.59%
2009	0.50%	74,134	10.898585	807,956	8.10%	34.92%
2009	0.80%	12,802	10.779315	137,997	8.10%	34.52%
2008	0.00%	5,556	8.186428	45,484	5.40%	-29.66%
2008	0.50%	70,902	8.077889	572,738	5.40%	-30.01%
2008	0.80%	14,877	8.013465	119,216	5.40%	-30.22%
2007	0.00%	11,684	11.637657	135,974	3.26%	3.76%
2007	0.50%	81,232	11.541005	937,499	3.26%	3.24%
2007	0.80%	16,636	11.483411	191,038	3.26%	2.93%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.00%	27,085	17.976970	486,906	1.64%	6.29%
2011	0.50%	171,680	17.214712	2,955,422	1.64%	5.76%
2011	0.80%	17,101	16.772979	286,835	1.64%	5.45%
2010	0.00%	15,172	16.912694	256,599	1.78%	20.94%
2010	0.50%	139,647	16.276552	2,272,972	1.78%	20.34%
2010	0.80%	20,329	15.906413	323,361	1.78%	19.98%
2009	0.00%	13,906	13.984451	194,468	1.83%	17.67%
2009	0.50%	144,617	13.525832	1,956,065	1.83%	17.09%
2009	0.80%	20,222	13.257914	268,102	1.83%	16.74%
2008	0.00%	20,335	11.884088	241,663	2.04%	-26.94%
2008	0.50%	189,411	11.551986	2,188,073	2.04%	-27.31%
2008	0.80%	40,517	11.357193	460,159	2.04%	-27.53%
2007	0.00%	26,128	16.266644	425,015	2.53%	-2.41%
2007	0.50%	167,510	15.891491	2,661,984	2.53%	-2.90%
2007	0.80%	61,684	15.670578	966,624	2.53%	-3.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2011	0.00%	9,471	$22.355324	$211,727	0.95%	-3.53%
2011	0.50%	124,783	21.407336	2,671,272	0.95%	-4.01%
2011	0.80%	14,035	20.857943	292,741	0.95%	-4.29%
2010	0.00%	8,414	23.172621	194,974	0.88%	28.49%
2010	0.50%	144,260	22.301004	3,217,143	0.88%	27.85%
2010	0.80%	16,135	21.793848	351,644	0.88%	27.47%
2009	0.00%	6,834	18.034685	123,249	1.94%	29.54%
2009	0.50%	131,099	17.443192	2,286,785	1.94%	28.90%
2009	0.80%	15,469	17.097660	264,484	1.94%	28.51%
2008	0.00%	6,079	13.921598	84,629	1.44%	-32.87%
2008	0.50%	125,323	13.532546	1,695,939	1.44%	-33.21%
2008	0.80%	28,885	13.304370	384,297	1.44%	-33.41%
2007	0.00%	7,310	20.738061	151,595	0.88%	-2.14%
2007	0.50%	109,944	20.259847	2,227,449	0.88%	-2.63%
2007	0.80%	37,560	19.978249	750,383	0.88%	-2.92%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.00%	10,223	17.062376	174,429	0.99%	-15.86%
2011	0.50%	63,119	16.503252	1,041,669	0.99%	-16.28%
2011	0.80%	11,210	16.176657	181,340	0.99%	-16.53%
2010	0.00%	9,970	20.278309	202,175	1.69%	17.51%
2010	0.50%	70,122	19.711997	1,382,245	1.69%	16.93%
2010	0.80%	13,337	19.379887	258,470	1.69%	16.58%
2009	0.00%	7,269	17.256364	125,437	3.67%	72.63%
2009	0.50%	81,267	16.858387	1,370,031	3.67%	71.77%
2009	0.80%	15,116	16.624073	251,289	3.67%	71.26%
2008	0.00%	4,930	9.996007	49,280	2.79%	-52.67%
2008	0.50%	63,172	9.814382	619,994	2.79%	-52.91%
2008	0.80%	15,652	9.707016	151,934	2.79%	-53.05%
2007	0.00%	12,404	21.120230	261,975	2.20%	28.70%
2007	0.50%	102,474	20.840783	2,135,638	2.20%	28.05%
2007	0.80%	31,074	20.674924	642,453	2.20%	27.67%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	0.00%	169	19.616024	3,315	1.90%	-10.44%
2011	0.50%	12,325	18.784240	231,516	1.90%	-10.89%
2011	0.80%	683	18.302200	12,500	1.90%	-11.16%
2010	0.00%	172	21.903633	3,767	2.09%	8.67%
2010	0.50%	13,857	21.079885	292,104	2.09%	8.13%
2010	0.80%	1,192	20.600592	24,556	2.09%	7.81%
2009	0.00%	176	20.155256	3,547	4.14%	37.34%
2009	0.50%	14,701	19.494379	286,587	4.14%	36.66%
2009	0.80%	1,483	19.108316	28,338	4.14%	36.25%
2008	0.00%	1,659	14.675305	24,346	2.70%	-40.23%
2008	0.50%	22,899	14.265245	326,660	2.70%	-40.53%
2008	0.80%	1,945	14.024745	27,278	2.70%	-40.71%
2007	0.00%	5,050	24.554735	124,001	2.23%	15.79%
2007	0.50%	21,480	23.988549	515,274	2.23%	15.21%
2007	0.80%	7,764	23.655125	183,658	2.23%	14.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.00%	6,118	$12.534749	$76,688	1.73%	-10.68%
2011	0.50%	73,808	12.123973	894,846	1.73%	-11.12%
2011	0.80%	9,570	11.883946	113,729	1.73%	-11.39%
2010	0.00%	5,607	14.033220	78,684	1.74%	8.41%
2010	0.50%	75,119	13.641305	1,024,721	1.74%	7.87%
2010	0.80%	9,620	13.411382	129,017	1.74%	7.54%
2009	0.00%	12,029	12.945045	155,716	3.88%	37.20%
2009	0.50%	75,293	12.646528	952,195	3.88%	36.51%
2009	0.80%	10,766	12.470682	134,259	3.88%	36.10%
2008	0.00%	25,525	9.435374	240,838	2.47%	-40.39%
2008	0.50%	112,327	9.263979	1,040,595	2.47%	-40.69%
2008	0.80%	16,543	9.162606	151,577	2.47%	-40.87%
2007	0.00%	29,610	15.828965	468,696	2.03%	15.45%
2007	0.50%	118,810	15.619506	1,855,754	2.03%	14.87%
2007	0.80%	25,180	15.495120	390,167	2.03%	14.52%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.00%	20,700	17.701343	366,418	5.58%	-0.83%
2011	0.50%	161,058	17.121471	2,757,550	5.58%	-1.32%
2011	0.80%	15,838	16.782688	265,804	5.58%	-1.62%
2010	0.00%	15,914	17.849519	284,057	1.58%	14.38%
2010	0.50%	151,403	17.351122	2,627,012	1.58%	13.81%
2010	0.80%	14,717	17.058765	251,054	1.58%	13.47%
2009	0.00%	16,059	15.605635	250,611	14.02%	18.69%
2009	0.50%	131,249	15.245867	2,001,005	14.02%	18.09%
2009	0.80%	15,279	15.033976	229,704	14.02%	17.74%
2008	0.00%	19,081	13.148675	250,890	4.26%	6.21%
2008	0.50%	169,130	12.909918	2,183,454	4.26%	5.68%
2008	0.80%	19,316	12.768726	246,641	4.26%	5.36%
2007	0.00%	12,206	12.380292	151,114	2.64%	11.03%
2007	0.50%	120,218	12.216405	1,468,632	2.64%	10.48%
2007	0.80%	9,674	12.119103	117,240	2.64%	10.14%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.00%	977	9.411247	9,195	0.01%	-1.54%
2011	0.50%	9,398	9.240357	86,841	0.01%	-2.03%
2011	0.80%	1,897	9.139329	17,337	0.01%	-2.32%
2010	0.00%	995	9.558606	9,511	3.02%	10.25%
2010	0.50%	4,234	9.431991	39,935	3.02%	9.70%
2010	0.80%	1,377	9.356850	12,884	3.02%	9.38%
2009	0.00%	1,014	8.669683	8,791	4.16%	30.25%
2009	0.50%	1,011	8.597673	8,692	4.16%	29.60%
2009	0.80%	1,461	8.554781	12,499	4.16%	29.21%
2008	0.50%	1,402	6.633927	9,301	7.17%	-33.66%	5/1/2008
2008	0.80%	149	6.620645	986	7.17%	-33.79%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.00%	40,577	$17.167186	$696,593	3.92%	0.29%
2011	0.50%	44,848	24.847995	1,114,383	3.92%	-0.21%
2011	0.80%	14,684	19.694057	289,188	3.92%	-0.51%
2011	1.00%	51,341	12.417925	637,549	3.92%	-0.71%
2011	1.30%	17	18.995943	323	3.92%	-1.00%
2010	0.00%	41,547	17.117742	711,191	5.13%	5.28%
2010	0.50%	45,156	24.900288	1,124,397	5.13%	4.76%
2010	0.80%	17,506	19.794631	346,525	5.13%	4.45%
2010	1.00%	35,502	12.506266	443,997	5.13%	4.24%
2009	0.00%	44,762	16.258487	727,762	7.24%	13.33%
2009	0.50%	48,176	23.768919	1,145,091	7.24%	12.76%
2009	0.80%	16,879	18.952010	319,891	7.24%	12.42%
2009	1.00%	45,151	11.997871	541,716	7.24%	12.20%
2008	0.00%	42,417	14.346598	608,540	4.47%	-13.43%
2008	0.50%	68,340	21.078952	1,440,536	4.47%	-13.86%
2008	0.80%	18,838	16.857653	317,564	4.47%	-14.12%
2008	1.00%	37,893	10.693363	405,204	4.47%	-14.29%
2007	0.00%	47,302	16.571972	783,887	2.65%	4.77%
2007	0.50%	68,620	24.470719	1,679,181	2.65%	4.25%
2007	0.80%	30,596	19.629002	600,569	2.65%	3.93%
2007	1.00%	47,540	12.476258	593,121	2.65%	3.72%
Balanced Portfolio - I Class Shares (AMBP)
2011	0.50%	899	12.558209	11,290	0.31%	-1.13%
2011	0.80%	744	26.804764	19,943	0.31%	-1.42%
2010	0.50%	991	12.701252	12,587	0.90%	18.24%
2010	0.80%	712	27.191348	19,360	0.90%	17.88%
2009	0.50%	2,307	10.742321	24,783	1.16%	21.86%
2009	0.80%	1,017	23.066620	23,459	1.16%	21.49%
2008	0.50%	17,915	8.815611	157,932	3.77%	-39.45%
2008	0.80%	1,334	18.986328	25,328	3.77%	-39.63%
2007	0.50%	14,752	14.559590	214,783	0.81%	15.02%
2007	0.80%	1,448	31.451710	45,542	0.81%	14.68%
Growth Portfolio - I Class Shares (AMTG)
2011	0.00%	32,280	21.939823	708,217	0.00%	-0.21%
2011	0.50%	1,676	50.947928	85,389	0.00%	-0.71%
2011	0.80%	506	34.071422	17,240	0.00%	-1.01%
2011	1.00%	110,903	7.176346	795,878	0.00%	-1.21%
2010	0.00%	37,800	21.987079	831,112	0.00%	31.33%
2010	0.50%	1,798	51.313097	92,261	0.00%	30.68%
2010	0.80%	524	34.418528	18,035	0.00%	30.29%
2010	1.00%	122,216	7.263944	887,770	0.00%	30.03%
2009	0.00%	49,082	16.741370	821,700	0.00%	30.36%
2009	0.50%	1,850	39.266295	72,643	0.00%	29.71%
2009	0.80%	542	26.417094	14,318	0.00%	29.32%
2009	1.00%	151,381	5.586407	845,676	0.00%	29.06%
2008	0.00%	63,596	12.842535	816,734	0.00%	-43.68%
2008	0.50%	175,438	30.272680	5,310,978	0.00%	-43.96%
2008	0.80%	144,350	20.427668	2,948,734	0.00%	-44.13%
2008	1.00%	159,176	4.328471	688,989	0.00%	-44.24%
2007	0.00%	64,996	22.802283	1,482,057	0.00%	22.70%
2007	0.50%	180,172	54.020381	9,732,960	0.00%	22.08%
2007	0.80%	185,704	36.562250	6,789,756	0.00%	21.71%
2007	1.00%	181,806	7.762827	1,411,329	0.00%	21.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2011	0.00%	7,106	$14.927741	$106,077	0.45%	-2.94%
2011	0.80%	2	13.381489	27	0.45%	-3.71%
2011	1.00%	5,218	11.704343	61,073	0.45%	-3.90%
2010	0.00%	4,641	15.379896	71,378	0.40%	19.01%
2010	0.80%	2	13.897336	28	0.40%	18.07%
2010	1.00%	11,741	12.179833	143,003	0.40%	17.83%
2009	0.00%	4,964	12.922921	64,149	0.18%	29.69%
2009	0.80%	2	11.770887	24	0.18%	28.65%
2009	1.00%	4,336	10.336808	44,820	0.18%	28.40%
2008	0.00%	10,705	9.964594	106,671	0.55%	-37.24%
2008	0.50%	58,317	9.446847	550,912	0.55%	-37.56%
2008	0.80%	38,898	9.149198	355,886	0.55%	-37.75%
2008	1.00%	4,064	8.050613	32,718	0.55%	-37.87%
2007	0.00%	13,170	15.878484	209,120	0.26%	7.39%
2007	0.50%	58,036	15.129140	878,035	0.26%	6.85%
2007	0.80%	47,724	14.696621	701,382	0.26%	6.53%
2007	1.00%	4,748	12.957908	61,524	0.26%	6.31%
International Portfolio - S Class Shares (AMINS)
2011	0.00%	1,202	11.539024	13,870	12.26%	-12.33%
2010	0.00%	172	13.162077	2,264	13.14%	22.01%
2009	0.00%	1,548	10.787351	16,699	0.42%	34.51%
2008	0.00%	3,270	8.019658	26,224	0.00%	-46.44%
2008	0.50%	15,954	7.873922	125,621	0.00%	-46.70%
2008	0.80%	5,065	7.787751	39,445	0.00%	-46.86%
2007	0.00%	5,680	14.972222	85,042	1.68%	3.21%
2007	0.50%	17,036	14.774055	251,691	1.68%	2.70%
2007	0.80%	8,240	14.656417	120,769	1.68%	2.39%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2011	0.00%	63	21.725830	1,369	0.00%	0.26%
2009	0.00%	558	16.830660	9,392	0.00%	31.34%
2008	0.00%	976	12.814531	12,507	0.00%	-43.51%
2008	0.50%	22,678	12.456353	282,485	0.00%	-43.79%
2008	0.80%	2,547	12.246316	31,191	0.00%	-43.96%
2007	0.00%	950	22.685497	21,551	0.00%	22.20%
2007	0.50%	31,008	22.162337	687,210	0.00%	21.59%
2007	0.80%	6,654	21.854333	145,419	0.00%	21.22%
Partners Portfolio - I Class Shares (AMTP)
2011	0.00%	86,633	22.190216	1,922,405	0.00%	-11.36%
2011	0.80%	56	29.958324	1,678	0.00%	-12.06%
2011	1.00%	35,996	11.748254	422,890	0.00%	-12.24%
2010	0.00%	94,089	25.033405	2,355,368	0.62%	15.67%
2010	0.80%	56	34.067932	1,908	0.62%	14.74%
2010	1.00%	40,119	13.386569	537,056	0.62%	14.52%
2009	0.00%	105,319	21.642878	2,279,406	0.78%	56.07%
2009	0.80%	56	29.690132	1,663	0.78%	54.83%
2009	1.00%	76,445	11.689700	893,619	0.78%	54.52%
2008	0.00%	180,300	13.867013	2,500,222	0.51%	-52.39%
2008	0.50%	356,536	19.700792	7,024,042	0.51%	-52.63%
2008	0.80%	109,268	19.175837	2,095,305	0.51%	-52.77%
2008	1.00%	65,586	7.565098	496,165	0.51%	-52.87%
2007	0.00%	179,968	29.127775	5,242,067	0.64%	9.34%
2007	0.50%	325,884	41.589921	13,553,490	0.64%	8.79%
2007	0.80%	193,268	40.603834	7,847,422	0.64%	8.46%
2007	1.00%	86,432	16.050889	1,387,310	0.64%	8.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Regency Portfolio - S Class Shares (AMRS)
2011	0.00%	2,941	$12.380922	$36,412	0.40%	-6.70%
2010	0.00%	1,294	13.270255	17,172	0.25%	25.99%
2009	0.00%	2,195	10.532952	23,120	0.22%	46.16%
2008	0.00%	6,436	7.206627	46,382	0.97%	-45.95%
2008	0.50%	10,755	7.075613	76,098	0.97%	-46.22%
2008	0.80%	2,044	6.998160	14,304	0.97%	-46.38%
2007	0.00%	6,414	13.332382	85,514	0.66%	3.05%
2007	0.50%	13,016	13.155851	171,237	0.66%	2.54%
2007	0.80%	1,678	13.051065	21,900	0.66%	2.23%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.00%	1,577	13.501272	21,292	0.00%	-1.06%
2011	0.50%	26,395	12.928758	341,255	0.00%	-1.55%
2011	0.80%	3,105	12.596940	39,113	0.00%	-1.85%
2010	0.00%	968	13.645975	13,209	0.00%	19.61%
2010	0.50%	3,748	13.132690	49,221	0.00%	19.01%
2010	0.80%	712	12.834011	9,138	0.00%	18.66%
2009	0.00%	646	11.408745	7,370	0.00%	22.75%
2009	0.50%	6,371	11.034565	70,301	0.00%	22.14%
2009	0.80%	384	10.815956	4,153	0.00%	21.78%
2008	0.00%	605	9.293948	5,623	0.00%	-39.47%
2008	0.50%	7,742	9.034200	69,943	0.00%	-39.78%
2008	0.80%	554	8.881843	4,921	0.00%	-39.96%
2007	0.00%	544	15.355015	8,353	0.00%	0.52%
2007	0.50%	5,616	15.000871	84,245	0.00%	0.01%
2007	0.80%	514	14.792303	7,603	0.00%	-0.29%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.00%	902	17.369356	15,667	0.36%	-3.08%
2011	0.50%	26,477	16.632806	440,387	0.36%	-3.56%
2011	0.80%	4,463	16.205928	72,327	0.36%	-3.85%
2010	0.00%	938	17.921368	16,810	0.04%	22.85%
2010	0.50%	21,590	17.247280	372,369	0.04%	22.24%
2010	0.80%	3,569	16.855027	60,156	0.04%	21.88%
2009	0.00%	984	14.587514	14,354	2.20%	31.43%
2009	0.50%	17,264	14.109102	243,580	2.20%	30.77%
2009	0.80%	3,343	13.829593	46,232	2.20%	30.38%
2008	0.00%	1,900	11.099348	21,089	1.91%	-39.44%
2008	0.50%	17,024	10.789157	183,675	1.91%	-39.74%
2008	0.80%	4,401	10.607196	46,682	1.91%	-39.93%
2007	0.00%	2,698	18.328379	49,450	0.09%	7.61%
2007	0.50%	17,622	17.905737	315,535	0.09%	7.07%
2007	0.80%	5,562	17.656802	98,207	0.09%	6.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balanced Fund/VA - Non-Service Shares (OVMS)
2011	0.00%	28,648	$19.254563	$551,605	2.29%	0.72%
2011	0.50%	109,322	30.967082	3,385,383	2.29%	0.22%
2011	0.80%	44,239	28.801503	1,274,150	2.29%	-0.08%
2011	1.00%	68,952	10.516516	725,135	2.29%	-0.28%
2010	0.00%	35,250	19.116988	673,874	1.39%	12.91%
2010	0.50%	118,952	30.899562	3,675,565	1.39%	12.35%
2010	0.80%	48,388	28.824840	1,394,776	1.39%	12.02%
2010	1.00%	70,620	10.546061	744,763	1.39%	11.79%
2009	0.00%	39,179	16.930557	663,322	0.00%	21.89%
2009	0.50%	128,001	27.502607	3,520,361	0.00%	21.29%
2009	0.80%	51,885	25.732996	1,335,156	0.00%	20.92%
2009	1.00%	101,706	9.433696	959,463	0.00%	20.68%
2008	0.00%	45,187	13.889629	627,631	2.88%	-43.47%
2008	0.50%	155,033	22.675909	3,515,514	2.88%	-43.75%
2008	0.80%	60,265	21.280608	1,282,476	2.88%	-43.92%
2008	1.00%	114,661	7.817080	896,314	2.88%	-44.04%
2007	0.00%	51,554	24.570849	1,266,726	2.57%	3.79%
2007	0.50%	155,028	40.315421	6,250,019	2.57%	3.27%
2007	0.80%	85,350	37.948682	3,238,920	2.57%	2.96%
2007	1.00%	129,370	13.967806	1,807,015	2.57%	2.75%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.80%	5	16.349692	82	0.20%	7.61%
2009	0.00%	47,969	16.786468	805,230	0.33%	44.52%
2009	0.50%	249,796	15.724961	3,928,032	0.33%	43.80%
2009	0.80%	87,828	15.192792	1,334,353	0.33%	43.37%
2009	1.00%	60,996	7.628780	465,325	0.33%	43.08%
2008	0.00%	52,077	11.615515	604,901	0.15%	-45.52%
2008	0.50%	253,957	10.935515	2,777,151	0.15%	-45.79%
2008	0.80%	132,297	10.597162	1,401,973	0.15%	-45.95%
2008	1.00%	65,793	5.331812	350,796	0.15%	-46.06%
2007	0.00%	58,424	21.319679	1,245,581	0.23%	14.15%
2007	0.50%	221,522	20.172546	4,468,663	0.23%	13.58%
2007	0.80%	209,154	19.607337	4,100,953	0.23%	13.23%
2007	1.00%	70,288	9.884979	694,795	0.23%	13.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2011	0.00%	45,210	$15.616793	$706,035	5.94%	8.27%
2011	0.50%	129,643	23.022454	2,984,700	5.94%	7.73%
2011	0.80%	38,953	20.513983	799,081	5.94%	7.41%
2011	1.00%	54,684	10.987424	600,836	5.94%	7.19%
2010	0.00%	76,047	14.424409	1,096,933	1.78%	11.41%
2010	0.50%	140,529	21.370887	3,003,229	1.78%	10.86%
2010	0.80%	42,335	19.099412	808,574	1.78%	10.53%
2010	1.00%	47,864	10.250177	490,614	1.78%	10.31%
2009	0.00%	77,718	12.946581	1,006,182	0.00%	9.61%
2009	0.50%	149,430	19.277481	2,880,634	0.00%	9.07%
2009	0.80%	46,461	17.280243	802,857	0.00%	8.74%
2009	1.00%	45,493	9.292438	422,741	0.00%	8.52%
2008	0.00%	78,790	11.811237	930,607	4.71%	-39.05%
2008	0.50%	190,845	17.675063	3,373,197	4.71%	-39.35%
2008	0.80%	61,738	15.891423	981,105	4.71%	-39.54%
2008	1.00%	49,540	8.562713	424,197	4.71%	-39.66%
2007	0.00%	85,066	19.378308	1,648,435	5.26%	4.39%
2007	0.50%	210,962	29.144443	6,148,370	5.26%	3.87%
2007	0.80%	87,142	26.282217	2,290,285	5.26%	3.56%
2007	1.00%	51,906	14.189932	736,543	5.26%	3.35%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.00%	26,357	13.414448	353,565	1.27%	-8.27%
2011	0.50%	386,331	12.974764	5,012,554	1.27%	-8.72%
2011	0.80%	104,174	12.717946	1,324,879	1.27%	-9.00%
2010	0.00%	32,419	14.623513	474,080	1.42%	15.97%
2010	0.50%	408,280	14.215010	5,803,704	1.42%	15.40%
2010	0.80%	113,128	13.975453	1,581,015	1.42%	15.05%
2009	0.00%	35,638	12.609317	449,371	2.12%	39.70%
2009	0.50%	424,101	12.318451	5,224,267	2.12%	39.00%
2009	0.80%	116,945	12.147187	1,420,553	2.12%	38.58%
2008	0.00%	38,920	9.026171	351,299	1.48%	-40.19%
2008	0.50%	398,806	8.862171	3,534,287	1.48%	-40.49%
2008	0.80%	126,475	8.765213	1,108,580	1.48%	-40.67%
2007	0.00%	48,132	15.092302	726,423	1.25%	6.34%
2007	0.50%	337,926	14.892546	5,032,578	1.25%	5.80%
2007	0.80%	160,562	14.773970	2,372,138	1.25%	5.49%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.00%	30,723	$37.416119	$1,149,535	1.32%	-8.29%
2011	0.50%	208,594	42.775604	8,922,734	1.32%	-8.75%
2011	0.80%	43,138	41.315188	1,782,255	1.32%	-9.02%
2011	1.00%	69,574	12.800257	890,565	1.32%	-9.20%
2010	0.00%	39,829	40.798071	1,624,946	1.48%	15.96%
2010	0.50%	251,175	46.875497	11,773,953	1.48%	15.39%
2010	0.80%	51,453	45.410978	2,336,531	1.48%	15.04%
2010	1.00%	76,786	14.097349	1,082,479	1.48%	14.81%
2009	0.00%	44,678	35.181581	1,571,843	2.37%	39.77%
2009	0.50%	297,880	40.624738	12,101,297	2.37%	39.07%
2009	0.80%	60,528	39.473604	2,389,258	2.37%	38.66%
2009	1.00%	93,248	12.278657	1,144,960	2.37%	38.38%
2008	0.00%	56,933	25.170686	1,433,043	1.59%	-40.19%
2008	0.50%	367,478	29.210698	10,734,289	1.59%	-40.49%
2008	0.80%	83,287	28.468276	2,371,037	1.59%	-40.67%
2008	1.00%	141,920	8.873074	1,259,267	1.59%	-40.78%
2007	0.00%	69,624	42.082850	2,929,976	1.37%	6.32%
2007	0.50%	400,936	49.082767	19,679,048	1.37%	5.79%
2007	0.80%	148,584	47.979344	7,128,963	1.37%	5.47%
2007	1.00%	157,904	14.984363	2,366,091	1.37%	5.26%
2007	1.30%	338	44.680582	15,102	1.37%	4.94%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.00%	3,739	2.908819	10,876	11.87%	-1.88%
2011	0.50%	16,503	2.841668	46,896	11.87%	-2.37%
2011	0.80%	8,693	2.802120	24,359	11.87%	-2.66%
2010	0.00%	3,857	2.964546	11,434	7.14%	14.68%
2010	0.50%	43,908	2.910601	127,799	7.14%	14.11%
2010	0.80%	7,579	2.878683	21,818	7.14%	13.77%
2009	0.00%	3,525	2.584961	9,112	0.00%	26.75%
2009	0.50%	51,883	2.550630	132,334	0.00%	26.12%
2009	0.80%	6,895	2.530249	17,446	0.00%	25.74%
2008	0.00%	1,322	2.039384	2,696	5.94%	-78.89%
2008	0.50%	19,624	2.022384	39,687	5.94%	-79.00%
2008	0.80%	4,411	2.012256	8,876	5.94%	-79.06%
2007	0.50%	7,982	9.628770	76,857	0.00%	-3.71%	5/1/2007
2007	0.80%	2,712	9.609476	26,061	0.00%	-3.91%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.00%	6,730	4.084054	27,486	9.44%	-2.34%
2011	0.50%	5,992	3.910839	23,434	9.44%	-2.82%
2011	0.80%	1,889	3.810426	7,198	9.44%	-3.11%
2010	0.00%	6,482	4.181802	27,106	6.51%	14.81%
2010	0.50%	8,401	4.024459	33,809	6.51%	14.24%
2010	0.80%	2,311	3.932889	9,089	6.51%	13.90%
2009	0.00%	7,571	3.642267	27,576	0.00%	25.32%
2009	0.50%	9,956	3.522783	35,073	0.00%	24.69%
2009	0.80%	2,712	3.452973	9,364	0.00%	24.32%
2008	0.00%	6,661	2.906468	19,360	8.31%	-78.67%
2008	0.50%	13,066	2.825197	36,914	8.31%	-78.78%
2008	0.80%	3,640	2.777517	10,110	8.31%	-78.84%
2007	0.00%	8,188	13.627157	111,579	6.11%	-0.10%
2007	0.50%	17,012	13.312822	226,478	6.11%	-0.60%
2007	0.80%	7,928	13.127703	104,076	6.11%	-0.90%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.00%	19,438	$10.687265	$207,739	0.86%	-0.01%
2011	0.50%	59,890	10.081693	603,793	0.86%	-0.51%
2011	0.80%	12,913	9.734919	125,707	0.86%	-0.81%
2011	1.00%	2,423	9.505148	23,031	0.86%	-1.01%
2010	0.00%	25,292	10.688816	270,342	1.16%	16.11%
2010	0.50%	61,553	10.133572	623,752	1.16%	15.53%
2010	0.80%	14,524	9.814366	142,544	1.16%	15.18%
2010	1.00%	2,540	9.601865	24,389	1.16%	14.95%
2009	0.00%	29,189	9.205990	268,714	2.19%	28.29%
2009	0.50%	82,465	8.771479	723,340	2.19%	27.65%
2009	0.80%	15,097	8.520671	128,637	2.19%	27.26%
2009	1.00%	3,186	8.352856	26,612	2.19%	27.01%
2008	0.00%	30,415	7.176149	218,263	1.52%	-38.47%
2008	0.50%	103,392	6.871720	710,481	1.52%	-38.78%
2008	0.80%	19,090	6.695296	127,813	1.52%	-38.96%
2008	1.00%	4,092	6.576580	26,911	1.52%	-39.08%
2007	0.00%	39,470	11.662711	460,327	1.00%	4.42%
2007	0.50%	98,264	11.224071	1,102,922	1.00%	3.90%
2007	0.80%	29,480	10.968850	323,362	1.00%	3.59%
2007	1.00%	6,962	10.795993	75,162	1.00%	3.38%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.00%	2,898	21.290587	61,700	0.63%	-2.21%
2011	0.50%	27,732	20.387760	565,393	0.63%	-2.70%
2011	0.80%	6,787	19.864554	134,821	0.63%	-2.99%
2010	0.00%	4,878	21.772215	106,205	0.62%	23.41%
2010	0.50%	29,814	20.953275	624,701	0.62%	22.79%
2010	0.80%	7,118	20.476795	145,754	0.62%	22.42%
2009	0.00%	4,551	17.642817	80,292	0.68%	37.20%
2009	0.50%	39,875	17.064211	680,435	0.68%	36.51%
2009	0.80%	8,853	16.726211	148,077	0.68%	36.10%
2008	0.00%	4,707	12.859537	60,530	0.59%	-37.83%
2008	0.50%	28,448	12.500175	355,605	0.59%	-38.14%
2008	0.80%	7,267	12.289407	89,307	0.59%	-38.33%
2007	0.00%	6,170	20.683895	127,620	0.32%	-1.21%
2007	0.50%	38,846	20.206983	784,960	0.32%	-1.71%
2007	0.80%	14,068	19.926143	280,321	0.32%	-2.00%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.00%	7,149	6.252049	44,696	0.00%	1.10%
2011	0.50%	88,996	5.897695	524,871	0.00%	0.59%
2011	0.80%	30,607	5.694788	174,300	0.00%	0.29%
2011	1.00%	42,359	4.925320	208,632	0.00%	0.09%
2010	0.00%	5,313	6.184290	32,857	0.00%	27.46%
2010	0.50%	83,759	5.862955	491,075	0.00%	26.83%
2010	0.80%	35,769	5.678217	203,104	0.00%	26.45%
2010	1.00%	35,974	4.920789	177,020	0.00%	26.20%
2009	0.00%	5,414	4.851779	26,268	0.00%	32.61%
2009	0.50%	101,283	4.622700	468,201	0.00%	31.95%
2009	0.80%	47,057	4.490472	211,308	0.00%	31.55%
2009	1.00%	17,313	3.899260	67,508	0.00%	31.29%
2008	0.00%	8,824	3.658769	32,285	0.00%	-49.07%
2008	0.50%	100,993	3.503491	353,828	0.00%	-49.32%
2008	0.80%	55,717	3.413488	190,189	0.00%	-49.47%
2008	1.00%	9,419	2.970003	27,974	0.00%	-49.57%
2007	0.00%	13,234	7.183358	95,065	0.00%	6.33%
2007	0.50%	97,260	6.913096	672,368	0.00%	5.80%
2007	0.80%	67,290	6.755828	454,600	0.00%	5.48%
2007	1.00%	9,792	5.889904	57,674	0.00%	5.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2011	0.00%	2,159	$13.028098	$28,128	1.99%	8.52%
2011	0.50%	56,209	12.854999	722,567	1.99%	7.98%
2011	0.80%	5,015	12.751830	63,950	1.99%	7.66%
2010	0.00%	1,029	12.004915	12,353	1.38%	9.48%
2010	0.50%	47,663	11.904770	567,417	1.38%	8.93%
2010	0.80%	2,870	11.844845	33,995	1.38%	8.60%
2009	0.00%	1,048	10.965488	11,492	0.82%	9.65%	4/30/2009
2009	0.50%	13,390	10.928657	146,335	0.82%	9.29%	4/30/2009
2009	0.80%	1,381	10.906528	15,062	0.82%	9.07%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.00%	36,471	11.759209	428,870	1.68%	1.11%
2011	0.50%	147,186	11.602960	1,707,793	1.68%	0.60%
2011	0.80%	14,960	11.509840	172,187	1.68%	0.30%
2010	0.00%	37,759	11.630295	439,148	1.65%	5.29%
2010	0.50%	148,112	11.533272	1,708,216	1.65%	4.76%
2010	0.80%	12,261	11.475215	140,698	1.65%	4.45%
2009	0.00%	9,815	11.045905	108,416	1.46%	10.46%	4/30/2009
2009	0.50%	128,861	11.008805	1,418,606	1.46%	10.09%	4/30/2009
2009	0.80%	2,513	10.986514	27,609	1.46%	9.87%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.50%	27,221	10.074350	274,234	1.29%	0.74%	4/29/2011
2011	0.80%	4,660	10.053955	46,851	1.29%	0.54%	4/29/2011
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	0.00%	60	13.733218	824	1.50%	-4.64%
2011	0.50%	4,875	13.150793	64,110	1.50%	-5.12%
2011	0.80%	931	12.813268	11,929	1.50%	-5.40%
2010	0.50%	6,980	13.859825	96,742	0.81%	13.81%
2010	0.80%	1,773	13.544607	24,015	0.81%	13.47%
2009	0.50%	3,027	12.178324	36,864	2.66%	29.16%
2009	0.80%	1,647	11.937066	19,660	2.66%	28.78%
2008	0.50%	3,157	9.428528	29,766	2.66%	-39.00%
2008	0.80%	1,820	9.269509	16,871	2.66%	-39.19%
2007	0.50%	5,046	15.457268	77,997	1.31%	-6.51%
2007	0.80%	1,852	15.242345	28,229	1.31%	-6.79%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	0.00%	238	14.744148	3,509	3.11%	-16.93%
2011	0.50%	9,922	14.118815	140,087	3.11%	-17.35%
2011	0.80%	1,807	13.756422	24,858	3.11%	-17.59%
2010	0.00%	501	17.749703	8,893	3.38%	10.03%
2010	0.50%	14,608	17.082057	249,535	3.38%	9.48%
2010	0.80%	2,288	16.693595	38,195	3.38%	9.15%
2009	0.00%	482	16.132414	7,776	0.00%	24.63%
2009	0.50%	10,114	15.603325	157,812	0.00%	24.01%
2009	0.80%	2,481	15.294248	37,945	0.00%	23.64%
2008	0.00%	482	12.943794	6,239	2.10%	-43.95%
2008	0.50%	15,376	12.582056	193,462	2.10%	-44.23%
2008	0.80%	3,303	12.369896	40,858	2.10%	-44.40%
2007	0.00%	1,362	23.093467	31,453	2.65%	8.37%
2007	0.50%	15,198	22.560940	342,881	2.65%	7.82%
2007	0.80%	5,836	22.247335	129,835	2.65%	7.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.00%	2,304	$14.994106	$34,546	0.00%	-17.85%
2011	0.50%	32,398	14.358253	465,179	0.00%	-18.26%
2011	0.80%	3,611	13.989739	50,517	0.00%	-18.50%
2010	0.00%	1,600	18.251644	29,203	1.03%	20.80%
2010	0.50%	44,057	17.565173	773,869	1.03%	20.20%
2010	0.80%	3,423	17.165733	58,758	1.03%	19.84%
2009	0.00%	3,029	15.109296	45,766	0.21%	63.90%
2009	0.50%	34,997	14.613809	511,439	0.21%	63.08%
2009	0.80%	5,872	14.324349	84,113	0.21%	62.59%
2008	0.00%	2,053	9.218880	18,926	0.00%	-37.03%
2008	0.50%	1,698	8.961220	15,216	0.00%	-37.35%
2008	0.80%	150	8.810096	1,322	0.00%	-37.53%
2007	0.00%	2,622	14.640393	38,387	0.00%	5.52%
2007	0.50%	1,450	14.302715	20,739	0.00%	4.99%
2007	0.80%	1,028	14.103871	14,499	0.00%	4.68%
V.I. Basic Value Fund - Series I (AVBVI)
2011	0.00%	842	13.107128	11,036	0.80%	-3.05%
2010	0.00%	1,947	13.519409	26,322	0.63%	7.35%
2009	0.00%	1,851	12.593649	23,311	0.19%	48.00%
2008	0.00%	5,955	8.509083	50,672	0.76%	-51.77%
2008	0.50%	19,612	8.271175	162,214	0.76%	-52.01%
2008	0.80%	3,970	8.131642	32,283	0.76%	-52.15%
2007	0.00%	1,070	17.641592	18,877	0.50%	1.54%
2007	0.50%	40,204	17.234687	692,903	0.50%	1.03%
2007	0.80%	10,750	16.995087	182,697	0.50%	0.73%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.00%	975	12.681863	12,365	0.11%	-7.91%
2011	0.50%	1,186	12.144062	14,403	0.11%	-8.37%
2011	0.80%	332	11.832421	3,928	0.11%	-8.64%
2010	0.00%	1,644	13.771185	22,640	0.79%	15.49%
2010	0.50%	6,473	13.253190	85,788	0.79%	14.91%
2010	0.80%	344	12.951815	4,455	0.79%	14.57%
2009	0.00%	2,297	11.924271	27,390	0.62%	21.08%
2009	0.50%	4,175	11.533213	48,151	0.62%	20.47%
2009	0.80%	395	11.304770	4,465	0.62%	20.11%
2008	0.00%	681	9.848393	6,707	0.00%	-42.49%
2008	0.50%	5,870	9.573139	56,194	0.00%	-42.78%
2008	0.80%	605	9.411708	5,694	0.00%	-42.95%
2007	0.00%	692	17.125365	11,851	0.00%	12.01%
2007	0.50%	17,866	16.730402	298,905	0.00%	11.45%
2007	0.80%	2,752	16.497826	45,402	0.00%	11.12%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.00%	1,934	17.690502	34,213	0.00%	-7.16%
2011	0.50%	5,587	16.940285	94,645	0.00%	-7.62%
2011	0.80%	2,090	16.505466	34,496	0.00%	-7.90%
2010	0.00%	2,574	19.054589	49,047	0.00%	18.78%
2010	0.50%	5,657	18.337860	103,737	0.00%	18.19%
2010	0.80%	2,177	17.920764	39,014	0.00%	17.83%
2009	0.00%	3,822	16.042234	61,313	0.00%	42.37%
2009	0.50%	8,616	15.516104	133,687	0.00%	41.66%
2009	0.80%	2,761	15.208702	41,991	0.00%	41.24%
2008	0.00%	3,277	11.267930	36,925	0.00%	-47.03%
2008	0.50%	9,085	10.952988	99,508	0.00%	-47.29%
2008	0.80%	3,567	10.768244	38,410	0.00%	-47.45%
2007	0.00%	2,980	21.270438	63,386	0.00%	10.84%
2007	0.50%	23,104	20.779892	480,099	0.00%	10.29%
2007	0.80%	5,092	20.491015	104,340	0.00%	9.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	2,666	$11.315697	$30,168	0.00%	41.79%
2009	0.50%	89,247	11.054670	986,596	0.00%	41.08%
2009	0.80%	3,347	10.900900	36,485	0.00%	40.66%
2008	0.00%	4,116	7.980543	32,848	0.10%	-42.65%
2008	0.50%	59,543	7.835510	466,550	0.10%	-42.94%
2008	0.80%	3,499	7.749732	27,116	0.10%	-43.11%
2007	0.00%	2,696	13.915435	37,516	0.12%	12.49%
2007	0.50%	41,802	13.731252	573,994	0.12%	11.92%
2007	0.80%	4,272	13.621873	58,193	0.12%	11.59%
Equity Income Portfolio - II (TREI2)
2009	0.00%	5,619	10.380043	58,325	1.76%	25.25%
2009	0.50%	108,382	10.140580	1,099,056	1.76%	24.63%
2009	0.80%	12,364	9.999548	123,634	1.76%	24.25%
2008	0.00%	5,181	8.287351	42,937	2.16%	-36.26%
2008	0.50%	94,290	8.136757	767,215	2.16%	-36.58%
2008	0.80%	15,819	8.047714	127,307	2.16%	-36.77%
2007	0.00%	8,510	13.002714	110,653	1.53%	3.03%
2007	0.50%	84,110	12.830632	1,079,184	1.53%	2.51%
2007	0.80%	25,522	12.728449	324,855	1.53%	2.20%
Health Sciences Portfolio - II (TRHS2)
2011	0.00%	2,592	11.741045	30,433	0.00%	10.39%
2011	0.50%	53,213	11.643960	619,610	0.00%	9.84%
2011	0.80%	7,084	11.586088	82,076	0.00%	9.51%
2010	0.50%	16,581	10.601232	175,779	0.00%	6.01%	5/3/2010
2010	0.80%	347	10.580168	3,671	0.00%	5.80%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2011	0.00%	6,793	12.545962	85,225	2.15%	1.16%
2010	0.00%	6,647	12.402084	82,437	2.28%	2.86%
2009	0.00%	2,944	12.056984	35,496	3.37%	7.35%
2008	0.00%	3,811	11.230967	42,801	3.77%	1.31%
2008	0.50%	129,334	11.026485	1,426,099	3.77%	0.80%
2008	0.80%	2,934	10.905102	31,996	3.77%	0.50%
2007	0.00%	3,446	11.086232	38,203	3.91%	5.23%
2007	0.50%	30,906	10.939079	338,083	3.91%	4.70%
2007	0.80%	1,904	10.851378	20,661	3.91%	4.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	0.00%	6,926	$24.249965	$167,955	7.78%	8.14%
2011	0.50%	29,106	31.241583	909,318	7.78%	7.60%
2011	0.80%	10,022	27.567293	276,279	7.78%	7.28%
2011	1.00%	37,712	19.991316	753,913	7.78%	7.07%
2010	0.00%	6,589	22.424677	147,756	3.73%	6.20%
2010	0.50%	31,573	29.034421	916,704	3.73%	5.67%
2010	0.80%	10,759	25.696459	276,468	3.73%	5.35%
2010	1.00%	39,005	18.671817	728,294	3.73%	5.14%
2009	0.00%	7,706	21.116276	162,722	3.78%	5.98%
2009	0.50%	56,273	27.477379	1,546,235	3.78%	5.45%
2009	0.80%	12,645	24.391466	308,430	3.78%	5.14%
2009	1.00%	45,114	17.759052	801,182	3.78%	4.93%
2008	0.00%	8,784	19.924512	175,017	8.29%	3.61%
2008	0.50%	70,651	26.056562	1,840,922	8.29%	3.09%
2008	0.80%	17,432	23.199721	404,418	8.29%	2.78%
2008	1.00%	45,106	16.925172	763,427	8.29%	2.58%
2007	0.00%	12,120	19.230801	233,077	5.77%	9.71%
2007	0.50%	62,084	25.275372	1,569,196	5.77%	9.16%
2007	0.80%	24,290	22.571765	548,268	5.77%	8.83%
2007	1.00%	53,936	16.500009	889,944	5.77%	8.61%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.00%	45,284	22.664458	1,026,337	1.14%	-25.74%
2011	0.50%	170,495	20.909178	3,564,910	1.14%	-26.11%
2011	0.80%	29,321	20.097645	589,283	1.14%	-26.33%
2011	1.00%	30,102	22.788544	685,981	1.14%	-26.48%
2010	0.00%	49,317	30.519227	1,505,117	0.60%	26.84%
2010	0.50%	218,234	28.296732	6,175,309	0.60%	26.21%
2010	0.80%	36,181	27.280173	987,024	0.60%	25.83%
2010	1.00%	55,809	30.994649	1,729,780	0.60%	25.58%
2009	0.00%	56,278	24.061426	1,354,129	0.15%	113.17%
2009	0.50%	227,315	22.420831	5,096,591	0.15%	112.11%
2009	0.80%	40,628	21.680199	880,823	0.15%	111.48%
2009	1.00%	45,255	24.681404	1,116,957	0.15%	111.06%
2008	0.00%	56,089	11.287193	633,087	0.00%	-64.78%
2008	0.50%	227,426	10.570206	2,403,940	0.00%	-64.96%
2008	0.80%	58,189	10.251688	596,535	0.00%	-65.06%
2008	1.00%	21,025	11.694155	245,870	0.00%	-65.13%
2007	0.00%	66,814	32.046703	2,141,168	0.43%	37.61%
2007	0.50%	266,244	30.162210	8,030,507	0.43%	36.92%
2007	0.80%	93,500	29.341648	2,743,444	0.43%	36.51%
2007	1.00%	36,120	33.537534	1,211,376	0.43%	36.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.00%	26,799	$36.218953	$970,632	1.22%	-16.45%
2011	0.50%	121,930	49.900813	6,084,406	1.22%	-16.87%
2011	0.80%	18,243	58.408750	1,065,551	1.22%	-17.12%
2011	1.00%	47,335	36.042787	1,706,085	1.22%	-17.28%
2010	0.00%	29,117	43.350096	1,262,225	0.39%	29.23%
2010	0.50%	140,153	60.024884	8,412,668	0.39%	28.59%
2010	0.80%	21,900	70.469849	1,543,290	0.39%	28.21%
2010	1.00%	53,240	43.572420	2,319,796	0.39%	27.95%
2009	0.00%	33,188	33.543671	1,113,247	0.25%	57.54%
2009	0.50%	158,845	46.678903	7,414,710	0.25%	56.75%
2009	0.80%	23,299	54.965986	1,280,653	0.25%	56.28%
2009	1.00%	74,591	34.054133	2,540,132	0.25%	55.97%
2008	0.00%	31,247	21.292768	665,335	0.27%	-46.12%
2008	0.50%	155,614	29.779289	4,634,074	0.27%	-46.39%
2008	0.80%	25,576	35.171514	899,547	0.27%	-46.56%
2008	1.00%	52,929	21.834128	1,155,659	0.27%	-46.66%
2007	0.00%	38,468	39.522005	1,520,332	0.11%	45.36%
2007	0.50%	157,032	55.552048	8,723,449	0.11%	44.63%
2007	0.80%	41,152	65.808830	2,708,165	0.11%	44.19%
2007	1.00%	68,368	40.935533	2,798,681	0.11%	43.90%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.00%	23,924	12.066588	288,681	1.03%	-7.21%
2011	0.50%	154,370	11.906878	1,838,065	1.03%	-7.67%
2011	0.80%	20,266	11.812045	239,383	1.03%	-7.94%
2010	0.00%	24,462	13.003550	318,093	1.17%	8.67%
2010	0.50%	135,882	12.895656	1,752,288	1.17%	8.13%
2010	0.80%	18,587	12.831331	238,496	1.17%	7.81%
2009	0.00%	7,118	11.965580	85,171	0.07%	19.66%	5/1/2009
2009	0.50%	91,769	11.925721	1,094,411	0.07%	19.26%	5/1/2009
2009	0.80%	6,426	11.901851	76,481	0.07%	19.02%	5/1/2009
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	0.00%	3,336	30.887729	103,041	0.00%	0.42%
2011	1.00%	26,660	19.990260	532,940	0.00%	-0.57%
2010	0.00%	3,906	30.757646	120,139	0.00%	35.54%
2010	1.00%	22,839	20.105763	459,196	0.00%	34.20%
2009	0.00%	3,962	22.692436	89,907	0.00%	40.30%
2009	1.00%	20,769	14.982478	311,171	0.00%	38.91%
2008	0.00%	11,945	16.173785	193,196	0.00%	-44.36%
2008	0.50%	133,624	25.136864	3,358,888	0.00%	-44.63%
2008	0.80%	35,861	24.548248	880,325	0.00%	-44.80%
2008	1.00%	23,353	10.785912	251,883	0.00%	-44.91%
2007	0.00%	14,270	29.066542	414,780	0.00%	22.32%
2007	0.50%	135,048	45.401702	6,131,409	0.00%	21.71%
2007	0.80%	44,382	44.472235	1,973,767	0.00%	21.34%
2007	1.00%	25,612	19.579303	501,465	0.00%	21.10%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	0.00%	14,523	$33.629016	$488,394	0.14%	-5.52%
2011	0.50%	411	61.754991	25,381	0.14%	-5.99%
2011	0.80%	133	59.769284	7,949	0.14%	-6.27%
2011	1.00%	70,223	13.726081	963,887	0.14%	-6.46%
2010	0.00%	17,519	35.593435	623,561	0.74%	23.76%
2010	0.50%	413	65.689479	27,130	0.74%	23.14%
2010	0.80%	139	63.767991	8,864	0.74%	22.77%
2010	1.00%	90,876	14.673656	1,333,483	0.74%	22.53%
2009	0.00%	21,340	28.761168	613,763	0.00%	47.74%
2009	0.50%	416	53.345920	22,192	0.00%	47.00%
2009	0.80%	145	51.940893	7,531	0.00%	46.56%
2009	1.00%	112,638	11.976020	1,348,955	0.00%	46.27%
2008	0.00%	47,683	19.467920	928,289	1.89%	-40.10%
2008	0.50%	285,615	36.289861	10,364,929	1.89%	-40.40%
2008	0.80%	117,513	35.440201	4,164,684	1.89%	-40.58%
2008	1.00%	137,269	8.187802	1,123,931	1.89%	-40.69%
2007	0.00%	55,488	32.499052	1,803,307	0.61%	6.63%
2007	0.50%	313,396	60.885541	19,081,285	0.61%	6.10%
2007	0.80%	145,372	59.639193	8,669,869	0.61%	5.78%
2007	1.00%	146,392	13.806187	2,021,115	0.61%	5.57%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.00%	144	15.966729	2,299	0.00%	-4.60%
2011	0.50%	25,486	15.755473	401,544	0.00%	-5.07%
2011	0.80%	5,183	15.630041	81,011	0.00%	-5.36%
2010	0.00%	147	16.735960	2,460	0.00%	26.77%
2010	0.50%	39,483	16.597168	655,306	0.00%	26.14%
2010	0.80%	5,084	16.514425	83,959	0.00%	25.76%
2009	0.00%	101	13.201660	1,333	0.00%	32.02%	5/1/2009
2009	0.50%	8,394	13.157716	110,446	0.00%	31.58%	5/1/2009
2009	0.80%	2,262	13.131409	29,703	0.00%	31.31%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.50%	5,296	12.257318	64,915	7.07%	7.70%
2010	0.80%	546	12.196157	6,659	7.07%	7.38%
2009	0.50%	2,998	11.381006	34,120	3.82%	13.81%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)
2010	0.00%	905	12.305369	11,136	5.31%	7.76%
2009	0.00%	939	11.419762	10,723	3.79%	14.20%	5/1/2009
Clover Value Fund II - Primary Shares(obsolete) (FALF)
2009	0.50%	3,849	11.259563	43,338	2.05%	14.14%
2009	0.80%	83	11.036543	916	2.05%	13.80%
2008	0.50%	8,553	9.864306	84,369	1.80%	-34.12%
2008	0.80%	81	9.697968	786	1.80%	-34.32%
2007	0.50%	7,374	14.973799	110,417	1.55%	-10.12%
2007	0.80%	1,754	14.765636	25,899	1.55%	-10.39%
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)
2010	0.00%	27,655	11.345188	313,751	0.10%	12.23%
2010	0.50%	19,635	11.285605	221,593	0.10%	11.67%
2010	0.80%	6,394	11.250005	71,933	0.10%	11.34%
2010	1.00%	23,244	11.226333	260,945	0.10%	11.12%
2009	0.00%	36,441	10.108851	368,377	0.00%	1.09%	12/11/2009
2009	0.50%	23,959	10.106089	242,132	0.00%	1.06%	12/11/2009
2009	0.80%	6,772	10.104432	68,427	0.00%	1.04%	12/11/2009
2009	1.00%	30,169	10.103328	304,807	0.00%	1.03%	12/11/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Global Utilities Fund - Class I(obsolete) (GVGU1)
2009	0.00%	11,222	$17.873386	$200,575	3.74%	8.01%
2009	0.50%	22,312	17.201149	383,792	3.74%	7.47%
2009	0.80%	4,599	16.809985	77,309	3.74%	7.15%
2009	1.00%	13,437	16.554172	222,438	3.74%	6.93%
2008	0.00%	18,550	16.548066	306,967	3.10%	-32.94%
2008	0.50%	25,030	16.005503	400,618	3.10%	-33.27%
2008	0.80%	14,161	15.688527	222,165	3.10%	-33.47%
2008	1.00%	14,089	15.480718	218,108	3.10%	-33.61%
2007	0.00%	13,688	24.676248	337,768	2.36%	20.43%
2007	0.50%	44,614	23.987048	1,070,158	2.36%	19.83%
2007	0.80%	18,462	23.582792	435,386	2.36%	19.47%
2007	1.00%	20,120	23.317091	469,140	2.36%	19.23%
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete (GEF3)
2010	0.50%	5,113	14.811453	75,731	0.94%	10.81%
2009	0.50%	5,406	13.366903	72,261	0.74%	33.67%	5/1/2009
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.00%	49,413	10.593841	523,473	1.70%	-41.03%
2008	0.50%	212,070	11.620666	2,464,395	1.70%	-41.33%
2008	0.80%	62,405	11.295534	704,898	1.70%	-41.51%
2008	1.00%	33,081	7.531248	249,141	1.70%	-41.62%
2007	0.00%	56,358	17.966043	1,012,530	1.08%	16.60%
2007	0.50%	215,496	19.806457	4,268,212	1.08%	16.01%
2007	0.80%	91,976	19.310277	1,776,082	1.08%	15.66%
2007	1.00%	39,182	12.900878	505,482	1.08%	15.43%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.50%	5	10.887915	54	2.83%	29.85%
2009	0.80%	29	10.529632	305	2.83%	29.48%
2008	0.00%	8,201	8.953554	73,428	1.73%	-46.75%
2008	0.50%	19,954	8.384838	167,311	1.73%	-47.02%
2008	0.80%	7,287	8.132149	59,259	1.73%	-47.18%
2008	1.00%	8,593	3.649703	31,362	1.73%	-47.28%
2007	0.00%	8,174	16.814740	137,444	0.00%	-3.96%
2007	0.50%	19,506	15.825884	308,700	0.00%	-4.44%
2007	0.80%	13,468	15.395235	207,343	0.00%	-4.73%
2007	1.00%	8,982	6.923255	62,185	0.00%	-4.92%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares(obsolete) (JARLCS)
2009	0.00%	831	14.723271	12,235	0.97%	22.55%
2008	0.00%	975	12.013653	11,713	0.70%	-36.24%
2008	0.50%	5,976	11.677947	69,787	0.70%	-36.56%
2008	0.80%	1,353	11.481055	15,534	0.70%	-36.75%
2007	0.00%	848	18.842190	15,978	0.36%	6.13%
2007	0.50%	5,388	18.407712	99,181	0.36%	5.60%
2007	0.80%	1,936	18.151877	35,142	0.36%	5.28%
Market Opportunity Fund II - Service Shares(obsolete) (FVMOS)
2009	0.00%	5,927	10.283025	60,947	1.19%	1.28%
2009	0.50%	21,405	10.096031	216,106	1.19%	0.78%
2009	0.80%	1,673	9.985463	16,706	1.19%	0.48%
2008	0.00%	7,008	10.152569	71,149	1.51%	-0.86%
2008	0.50%	15,633	10.017981	156,611	1.51%	-1.36%
2008	0.80%	2,291	9.938077	22,768	1.51%	-1.65%
2007	0.50%	246	10.155871	2,498	0.57%	-1.98%
2007	0.80%	88	10.105146	889	0.57%	-2.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Global Financial Services Fund - Class I(obsolete) (GVGF1)
2009	0.00%	4,227	$13.889643	$58,712	1.17%	31.75%
2009	0.50%	24,715	13.366897	330,363	1.17%	31.10%
2009	0.80%	3,898	13.062701	50,918	1.17%	30.70%
2009	1.00%	7,696	12.863780	99,000	1.17%	30.44%
2008	0.00%	4,535	10.542078	47,808	1.83%	-46.27%
2008	0.50%	16,943	10.196244	172,755	1.83%	-46.54%
2008	0.80%	6,792	9.994191	67,881	1.83%	-46.70%
2008	1.00%	8,903	9.861725	87,799	1.83%	-46.81%
2007	0.00%	6,516	19.621675	127,855	3.13%	-1.05%
2007	0.50%	20,752	19.073551	395,814	3.13%	-1.55%
2007	0.80%	8,522	18.752014	159,805	3.13%	-1.85%
2007	1.00%	5,350	18.540690	99,193	3.13%	-2.04%
NVIT Health Sciences Fund - Class I(obsolete) (GVGH1)
2009	0.00%	1,969	13.810897	27,194	0.30%	19.16%
2009	0.50%	4,346	13.291259	57,764	0.30%	18.57%
2009	0.80%	905	12.988959	11,755	0.30%	18.21%
2009	1.00%	6,585	12.791190	84,230	0.30%	17.98%
2008	0.00%	2,092	11.589966	24,246	0.29%	-25.21%
2008	0.50%	6,829	11.209779	76,552	0.29%	-25.59%
2008	0.80%	1,704	10.987732	18,723	0.29%	-25.81%
2008	1.00%	22,174	10.842090	240,413	0.29%	-25.96%
2007	0.00%	2,924	15.497697	45,315	0.08%	13.16%
2007	0.50%	7,226	15.064598	108,857	0.08%	12.59%
2007	0.80%	2,752	14.810633	40,759	0.08%	12.25%
2007	1.00%	14,292	14.643631	209,287	0.08%	12.03%
NVIT Health Sciences Fund - Class III(obsolete) (GVGHS)
2009	0.00%	8,049	11.124833	89,544	0.29%	19.11%
2009	0.50%	31,770	10.868248	345,284	0.29%	18.52%
2009	0.80%	1,899	10.717146	20,352	0.29%	18.16%
2008	0.00%	9,167	9.339799	85,618	0.28%	-25.23%
2008	0.50%	52,395	9.170101	480,467	0.28%	-25.61%
2008	0.80%	3,498	9.069777	31,726	0.28%	-25.83%
2007	0.00%	1,306	12.491648	16,314	0.09%	13.23%
2007	0.50%	38,088	12.326279	469,483	0.09%	12.66%
2007	0.80%	5,112	12.228112	62,510	0.09%	12.32%
NVIT Leaders Fund - Class I(obsolete) (GVUS1)
2009	0.00%	3,522	12.049802	42,439	0.79%	33.79%
2009	0.50%	5,347	11.596383	62,006	0.79%	33.12%
2009	0.80%	1,533	11.332557	17,373	0.79%	32.72%
2009	1.00%	216	11.160018	2,411	0.79%	32.46%
2008	0.00%	4,220	9.006647	38,008	0.78%	-49.91%
2008	0.50%	26,001	8.711189	226,500	0.78%	-50.16%
2008	0.80%	2,524	8.538594	21,551	0.78%	-50.31%
2008	1.00%	1,246	8.425426	10,498	0.78%	-50.41%
2007	0.00%	5,280	17.979434	94,931	1.15%	11.56%
2007	0.50%	28,472	17.477126	497,609	1.15%	11.00%
2007	0.80%	7,118	17.182548	122,305	1.15%	10.67%
2007	1.00%	1,218	16.988891	20,692	1.15%	10.44%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	15,105	4.097736	61,896	0.00%	-46.11%
2008	0.50%	73,346	3.923801	287,795	0.00%	-46.38%
2008	0.80%	17,878	3.822964	68,347	0.00%	-46.54%
2008	1.00%	19,961	3.514695	70,157	0.00%	-46.65%
2007	0.00%	16,598	7.604065	126,212	0.00%	9.01%
2007	0.50%	83,188	7.317914	608,763	0.00%	8.47%
2007	0.80%	39,732	7.151367	284,138	0.00%	8.14%
2007	1.00%	27,266	6.587921	179,626	0.00%	7.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Technology & Communications Fund - Class I(obsolete) (GGTC)
2009	0.00%	1,823	$3.325931	$6,063	0.00%	52.47%
2009	0.50%	43,071	3.175501	136,772	0.00%	51.71%
2009	0.80%	6,450	3.088555	19,921	0.00%	51.25%
2009	1.00%	50,209	2.946550	147,943	0.00%	50.95%
2008	0.00%	2,006	2.181418	4,376	0.00%	-48.57%
2008	0.50%	49,323	2.093189	103,242	0.00%	-48.83%
2008	0.80%	22,045	2.041986	45,016	0.00%	-48.98%
2008	1.00%	18,399	1.951999	35,915	0.00%	-49.08%
2007	0.00%	10,448	4.241547	44,316	0.00%	20.09%
2007	0.50%	53,296	4.090476	218,006	0.00%	19.49%
2007	0.80%	35,194	4.002446	140,862	0.00%	19.13%
2007	1.00%	39,948	3.833761	153,151	0.00%	18.89%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	0.00%	4,024	12.888766	51,864	0.00%	52.44%
2009	0.50%	27,463	12.591433	345,799	0.00%	51.68%
2009	0.80%	4,272	12.416314	53,042	0.00%	51.23%
2008	0.00%	635	8.454726	5,369	0.00%	-48.59%
2008	0.50%	20,999	8.301071	174,314	0.00%	-48.84%
2008	0.80%	5,426	8.210206	44,549	0.00%	-49.00%
2007	0.00%	1,330	16.444438	21,871	0.00%	20.19%
2007	0.50%	37,420	16.226798	607,207	0.00%	19.58%
2007	0.80%	8,672	16.097584	139,598	0.00%	19.22%
NVIT U.S. Growth Leaders Fund - Class I(obsolete) (GVUG1)
2009	0.00%	3,678	14.212216	52,273	0.00%	25.84%
2009	0.50%	26,597	13.677495	363,780	0.00%	25.21%
2009	0.80%	4,858	13.366367	64,934	0.00%	24.84%
2008	0.00%	9,519	11.293974	107,507	0.00%	-41.29%
2008	0.50%	28,348	10.923540	309,661	0.00%	-41.58%
2008	0.80%	6,758	10.707131	72,359	0.00%	-41.76%
2008	1.00%	2,565	10.565207	27,100	0.00%	-41.88%
2007	0.00%	10,106	19.237188	194,411	0.00%	22.49%
2007	0.50%	28,912	18.699798	540,649	0.00%	21.87%
2007	0.80%	7,828	18.384573	143,914	0.00%	21.50%
2007	1.00%	2,584	18.177321	46,970	0.00%	21.26%
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	0.00%	40,705	13.231673	538,595	0.15%	14.46%
2010	0.50%	231,659	17.541110	4,063,556	0.15%	13.89%
2010	0.80%	85,337	16.948037	1,446,295	0.15%	13.55%
2010	1.00%	44,938	6.626564	297,785	0.15%	13.32%
2009	0.00%	48,415	11.560237	559,689	1.14%	24.67%
2009	0.50%	261,548	15.402040	4,028,373	1.14%	24.04%
2009	0.80%	91,575	14.925949	1,366,844	1.14%	23.67%
2009	1.00%	50,084	5.847611	292,872	1.14%	23.43%
2008	0.00%	85,320	9.272942	791,167	0.08%	-34.60%
2008	0.50%	271,597	12.416573	3,372,304	0.08%	-34.92%
2008	0.80%	107,043	12.068936	1,291,895	0.08%	-35.12%
2008	1.00%	58,869	4.737770	278,908	0.08%	-35.25%
2007	0.00%	94,682	14.178269	1,342,427	0.00%	-0.83%
2007	0.50%	277,018	19.080287	5,285,583	0.00%	-1.33%
2007	0.80%	153,520	18.601963	2,855,773	0.00%	-1.63%
2007	1.00%	65,396	7.317026	478,504	0.00%	-1.83%

2011 Contract owners equity:					$589,437,248
2010 Contract owners equity:					$678,977,225
2009 Contract owners equity:					$647,741,695
2008 Contract owners equity:					$566,826,718
2007 Contract owners equity:					$1,012,602,409

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.
PART C. OTHER INFORMATION

Item 26.                   Exhibits

a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on Form N8B-2 for the NW VLI Separate Account – 2 (033-62795)) and hereby incorporated by reference.

b)	Not Applicable

c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 18 (033-42180) and hereby incorporated by reference.

d)	The form of the contract – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.

e)	The form of the contract application – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.

f)	Depositor's Certificate of Incorporation and By-Laws.

1)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.

2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.

3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.

g)	Reinsurance Contracts -Filed previously with registration statement (333-31725) and hereby incorporated by reference.

h)
Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"

9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"

11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"

12)	Fund Participation Agreement with Neuberger Berman Management, Inc. dated January 1, 2006, under document "neuberfpa99h13.htm"

13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

16)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".

17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".

18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".

19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".

20)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

21)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

22)	Administrative Services Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreements were previously filed, and are hereby incorporated by reference.

23)
Fund Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000, filed April 22, 2008 with post-effective amendment number 21 with registration statement (033-60063), as document "creditsuissefpa.htm".

                                                           The following Fund Participation Agreement was previously filed on April 12, 2011 with Post-Effective Amendment No. 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference:

24)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998, under document “goldmansachsfpa.htm”.

i)	Not Applicable

j)	Not Applicable

i)	Opinion of Counsel – Filed previously with the registration statement on Form S-6 (033-42180) and hereby incorporated by reference.

j)	Not Applicable

k)	Not Applicable

l)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

                                               m) Not Applicable

n)	Not Applicable

                                              o)  Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.

99)	Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.

Life Reo Holdings, LLC	Ohio	The company is an investment holding company.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.

Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.

Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.

THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.

Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 29.	Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act.  Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

Item 30.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26 th   day of April, 2012 .

NATIONWIDE VLI SEPARATE ACCOUNT – 2
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 26 th   day of April, 201 2 .

KIRT A. WALKER
Kirt A. Walker, President, Chief Operating Officer and Director

MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director

TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director

ERIC S. HENDERSON
Eric S. Henderson. Senior Vice President – Individual Products & Solutions and Director

STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact